UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2025

DATE OF REPORTING PERIOD:	November 1, 2024 through April 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Convertible Fund Class A - CCVIX

Calamos Convertible Fund Class C - CCVCX

Calamos Convertible Fund Class I - CICVX

Calamos Dividend Growth Fund Class A - CADVX

Calamos Dividend Growth Fund Class C - CCDVX

Calamos Dividend Growth Fund Class I - CIDVX

Calamos Evolving World Growth Fund Class A - CNWGX

Calamos Evolving World Growth Fund Class C - CNWDX

Calamos Evolving World Growth Fund Class I - CNWIX

Calamos Global Convertible Fund Class A - CAGCX

Calamos Global Convertible Fund Class C - CCGCX

Calamos Global Convertible Fund Class I - CXGCX

Calamos Global Equity Fund Class A - CAGEX

Calamos Global Equity Fund Class C - CCGEX

Calamos Global Equity Fund Class I - CIGEX

Calamos Global Equity Fund Class R6 - CGEOX

Calamos Global Opportunities Fund Class A - CVLOX

Calamos Global Opportunities Fund Class C - CVLCX

Calamos Global Opportunities Fund Class I - CGCIX

Calamos Growth and Income Fund Class A - CVTRX

Calamos Growth and Income Fund Class C - CVTCX

Calamos Growth and Income Fund Class I - CGIIX

Calamos Growth and Income Fund Class R6 - CGIOX

Calamos Growth Fund Class A - CVGRX

Calamos Growth Fund Class C - CVGCX

Calamos Growth Fund Class I - CGRIX

Calamos High Income Opportunities Fund Class A - CHYDX

Calamos High Income Opportunities Fund Class C - CCHYX

Calamos High Income Opportunities Fund Class I - CIHYX

Calamos International Growth Fund Class A - CIGRX

Calamos International Growth Fund Class C - CIGCX

Calamos International Growth Fund Class I - CIGIX

Calamos International Growth Fund Class R6 - CIGOX

Calamos International Small Cap Growth Fund Class A - CAISX

Calamos International Small Cap Growth Fund Class C - CCISX

Calamos International Small Cap Growth Fund Class I - CSGIX

Calamos International Small Cap Growth Fund Class R6 - CISOX

Calamos Market Neutral Income Fund Class A - CVSIX

Calamos Market Neutral Income Fund Class C - CVSCX

Calamos Market Neutral Income Fund Class I - CMNIX

Calamos Market Neutral Income Fund Class R6 - CVSOX

Calamos Phineus Long/Short Fund Class A - CPLSX

Calamos Phineus Long/Short Fund Class C - CPCLX

Calamos Phineus Long/Short Fund Class I - CPLIX

Calamos Select Fund Class A - CVAAX

Calamos Select Fund Class C - CVACX

Calamos Select Fund Class I - CVAIX

Calamos Timpani Small Cap Growth Fund Class A - CTASX

Calamos Timpani Small Cap Growth Fund Class C - CTCSX

Calamos Timpani Small Cap Growth Fund Class I - CTSIX

Calamos Timpani Small Cap Growth Fund Class R6 - CTSOX

Calamos Timpani SMID Growth Fund Class A - CTAGX

Calamos Timpani SMID Growth Fund Class I - CTIGX

Calamos Timpani SMID Growth Fund Class R6 - CTOGX

Calamos Hedged Equity Fund Class A - CAHEX

Calamos Hedged Equity Fund Class C - CCHEX

Calamos Hedged Equity Fund Class I - CIHEX

Calamos Merger Arbitrage Fund Class A - CMRAX

Calamos Merger Arbitrage Fund Class C - CMRCX

Calamos Merger Arbitrage Fund Class I - CMRGX

Calamos Short-Term Bond Fund Class A - CSTBX

Calamos Short-Term Bond Fund Class I - CSTIX

Calamos Total Return Bond Fund Class A - CTRAX

Calamos Total Return Bond Fund Class C - CTRCX

Calamos Total Return Bond Fund Class I - CTRIX

Calamos Convertible Fund

Class A: CCVIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$780,154,203	99	43%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Consumer Discretionary	10.8
Health Care	10.3
Utilities	9.0
Communication Services	8.9
Industrials	6.7
Financials	6.2
Real Estate	2.4
Materials	1.2
Consumer Staples	1.0
Energy	0.6
Other	0.5
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company, 6.000%, 10/15/27	3.8
MicroStrategy, Inc., 0.000%, 03/01/30	2.9
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.5
Snowflake, Inc., 0.000%, 10/01/29	2.4
Live Nation Entertainment, Inc., 2.875%, 01/15/30	2.2
Datadog, Inc., 0.000%, 12/01/29	2.1
Southern Company, 3.875%, 12/15/25	2.1
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.0
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
Booking Holdings, Inc., 0.750%, 05/01/25	1.8

www.calamos.com

Calamos Convertible Fund

Class A: CCVIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRS-A 25

Calamos Convertible Fund

Class C: CCVCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$780,154,203	99	43%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Consumer Discretionary	10.8
Health Care	10.3
Utilities	9.0
Communication Services	8.9
Industrials	6.7
Financials	6.2
Real Estate	2.4
Materials	1.2
Consumer Staples	1.0
Energy	0.6
Other	0.5
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company, 6.000%, 10/15/27	3.8
MicroStrategy, Inc., 0.000%, 03/01/30	2.9
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.5
Snowflake, Inc., 0.000%, 10/01/29	2.4
Live Nation Entertainment, Inc., 2.875%, 01/15/30	2.2
Datadog, Inc., 0.000%, 12/01/29	2.1
Southern Company, 3.875%, 12/15/25	2.1
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.0
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
Booking Holdings, Inc., 0.750%, 05/01/25	1.8

www.calamos.com

Calamos Convertible Fund

Class C: CCVCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRS-C 25

Calamos Convertible Fund

Class I: CICVX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$780,154,203	99	43%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Consumer Discretionary	10.8
Health Care	10.3
Utilities	9.0
Communication Services	8.9
Industrials	6.7
Financials	6.2
Real Estate	2.4
Materials	1.2
Consumer Staples	1.0
Energy	0.6
Other	0.5
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company, 6.000%, 10/15/27	3.8
MicroStrategy, Inc., 0.000%, 03/01/30	2.9
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.5
Snowflake, Inc., 0.000%, 10/01/29	2.4
Live Nation Entertainment, Inc., 2.875%, 01/15/30	2.2
Datadog, Inc., 0.000%, 12/01/29	2.1
Southern Company, 3.875%, 12/15/25	2.1
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.0
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
Booking Holdings, Inc., 0.750%, 05/01/25	1.8

www.calamos.com

Calamos Convertible Fund

Class I: CICVX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRS-I 25

Calamos Dividend Growth Fund

Class A: CADVX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$66	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,258,594	110	9%

WHAT DID THE FUND INVEST IN?

The Fund is broadly diversified by sector, favoring investments in dividend-paying equities and high-cash-generating businesses. Our preference for companies with stronger cash flows, improving or superior fundamentals, and upside intrinsic value worked well over the period. Dividend-paying equities often provide a sense of stability, and “quality” was a favored attribute.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.8
Financials	16.1
Consumer Discretionary	11.2
Communication Services	9.3
Health Care	8.6
Industrials	6.4
Consumer Staples	5.7
Utilities	3.1
Energy	3.1
Materials	2.7
Other	2.1
Real Estate	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.7
Microsoft Corp.	6.2
NVIDIA Corp.	5.7
Amazon.com, Inc.	3.7
Alphabet, Inc. - Class C	3.5
Meta Platforms, Inc. - Class A	2.6
Broadcom, Inc.	2.3
Berkshire Hathaway, Inc. - Class B	2.1
JPMorgan Chase & Company	2.1
Eli Lilly & Company	1.8

www.calamos.com

Calamos Dividend Growth Fund

Class A: CADVX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | DVGTSRS-A 25

Calamos Dividend Growth Fund

Class C: CCDVX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$103	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,258,594	110	9%

WHAT DID THE FUND INVEST IN?

The Fund is broadly diversified by sector, favoring investments in dividend-paying equities and high-cash-generating businesses. Our preference for companies with stronger cash flows, improving or superior fundamentals, and upside intrinsic value worked well over the period. Dividend-paying equities often provide a sense of stability, and “quality” was a favored attribute.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.8
Financials	16.1
Consumer Discretionary	11.2
Communication Services	9.3
Health Care	8.6
Industrials	6.4
Consumer Staples	5.7
Utilities	3.1
Energy	3.1
Materials	2.7
Other	2.1
Real Estate	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.7
Microsoft Corp.	6.2
NVIDIA Corp.	5.7
Amazon.com, Inc.	3.7
Alphabet, Inc. - Class C	3.5
Meta Platforms, Inc. - Class A	2.6
Broadcom, Inc.	2.3
Berkshire Hathaway, Inc. - Class B	2.1
JPMorgan Chase & Company	2.1
Eli Lilly & Company	1.8

www.calamos.com

Calamos Dividend Growth Fund

Class C: CCDVX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | DVGTSRS-C 25

Calamos Dividend Growth Fund

Class I: CIDVX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,258,594	110	9%

WHAT DID THE FUND INVEST IN?

The Fund is broadly diversified by sector, favoring investments in dividend-paying equities and high-cash-generating businesses. Our preference for companies with stronger cash flows, improving or superior fundamentals, and upside intrinsic value worked well over the period. Dividend-paying equities often provide a sense of stability, and “quality” was a favored attribute.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.8
Financials	16.1
Consumer Discretionary	11.2
Communication Services	9.3
Health Care	8.6
Industrials	6.4
Consumer Staples	5.7
Utilities	3.1
Energy	3.1
Materials	2.7
Other	2.1
Real Estate	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.7
Microsoft Corp.	6.2
NVIDIA Corp.	5.7
Amazon.com, Inc.	3.7
Alphabet, Inc. - Class C	3.5
Meta Platforms, Inc. - Class A	2.6
Broadcom, Inc.	2.3
Berkshire Hathaway, Inc. - Class B	2.1
JPMorgan Chase & Company	2.1
Eli Lilly & Company	1.8

www.calamos.com

Calamos Dividend Growth Fund

Class I: CIDVX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | DVGTSRS-I 25

Calamos Evolving World Growth Fund

Class A: CNWGX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$363,065,491	79	77%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities. The Fund invests in common stocks and draws on our experience in convertible securities to actively manage risk. The Fund invests in emerging markets and certain developed market-domiciled-companies with significant revenue exposure to emerging markets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Financials	21.3
Consumer Discretionary	18.6
Information Technology	17.2
Communication Services	15.8
Industrials	11.5
Consumer Staples	7.2
Materials	2.0
Other	1.8
Real Estate	1.7
Energy	1.5
Health Care	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
Taiwan Semiconductor Manufacturing Company, Ltd.	9.5
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.7
Xiaomi Best Time International, Ltd., 0.000%, 12/17/27	4.8
Goldman Sachs Finance Corp. International, Ltd., 0.000%, 03/15/27	3.9
Eastroc Beverage Group Company, Ltd. - Class A	3.4
Bharti Airtel, Ltd.	3.2
ICICI Bank, Ltd. (ADR)	2.9
Hanwha Aerospace Company, Ltd.	2.9
Meritz Financial Group, Inc.	2.7
Amber Enterprises India, Ltd.	2.7

www.calamos.com

Calamos Evolving World Growth Fund

Class A: CNWGX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRS-A 25

Calamos Evolving World Growth Fund

Class C: CNWDX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$99	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$363,065,491	79	77%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities. The Fund invests in common stocks and draws on our experience in convertible securities to actively manage risk. The Fund invests in emerging markets and certain developed market-domiciled-companies with significant revenue exposure to emerging markets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Financials	21.3
Consumer Discretionary	18.6
Information Technology	17.2
Communication Services	15.8
Industrials	11.5
Consumer Staples	7.2
Materials	2.0
Other	1.8
Real Estate	1.7
Energy	1.5
Health Care	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
Taiwan Semiconductor Manufacturing Company, Ltd.	9.5
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.7
Xiaomi Best Time International, Ltd., 0.000%, 12/17/27	4.8
Goldman Sachs Finance Corp. International, Ltd., 0.000%, 03/15/27	3.9
Eastroc Beverage Group Company, Ltd. - Class A	3.4
Bharti Airtel, Ltd.	3.2
ICICI Bank, Ltd. (ADR)	2.9
Hanwha Aerospace Company, Ltd.	2.9
Meritz Financial Group, Inc.	2.7
Amber Enterprises India, Ltd.	2.7

www.calamos.com

Calamos Evolving World Growth Fund

Class C: CNWDX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRS-C 25

Calamos Evolving World Growth Fund

Class I: CNWIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$363,065,491	79	77%

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities. The Fund invests in common stocks and draws on our experience in convertible securities to actively manage risk. The Fund invests in emerging markets and certain developed market-domiciled-companies with significant revenue exposure to emerging markets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Financials	21.3
Consumer Discretionary	18.6
Information Technology	17.2
Communication Services	15.8
Industrials	11.5
Consumer Staples	7.2
Materials	2.0
Other	1.8
Real Estate	1.7
Energy	1.5
Health Care	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
Taiwan Semiconductor Manufacturing Company, Ltd.	9.5
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.7
Xiaomi Best Time International, Ltd., 0.000%, 12/17/27	4.8
Goldman Sachs Finance Corp. International, Ltd., 0.000%, 03/15/27	3.9
Eastroc Beverage Group Company, Ltd. - Class A	3.4
Bharti Airtel, Ltd.	3.2
ICICI Bank, Ltd. (ADR)	2.9
Hanwha Aerospace Company, Ltd.	2.9
Meritz Financial Group, Inc.	2.7
Amber Enterprises India, Ltd.	2.7

www.calamos.com

Calamos Evolving World Growth Fund

Class I: CNWIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRS-I 25

Calamos Global Convertible Fund

Class A: CAGCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$67	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$133,866,305	109	19%

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.5
Consumer Discretionary	25.8
Health Care	7.8
Industrials	7.6
Financials	6.7
Materials	5.5
Energy	4.2
Utilities	3.7
Communication Services	2.8
Consumer Staples	2.2
Real Estate	1.9
Other	1.8
TOP 10 HOLDINGS	% OF NET ASSETS
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.0
Boeing Company, 6.000%, 10/15/27	3.5
JD.com, Inc., 0.250%, 06/01/29	3.0
Trip.com Group, Ltd., 0.750%, 06/15/29	2.1
Eni S.p.A, Series ENI, 2.950%, 09/14/30	2.0
NCL Corp., Ltd., 1.125%, 02/15/27	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	2.0
Sanrio Company, Ltd., 0.000%, 12/14/28	1.9
Apollo Global Management, Inc., 6.750%, 07/31/26	1.8
MakeMyTrip, Ltd., 0.000%, 02/15/28	1.8

www.calamos.com

Calamos Global Convertible Fund

Class A: CAGCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRS-A 25

Calamos Global Convertible Fund

Class C: CCGCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$105	2.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$133,866,305	109	19%

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.5
Consumer Discretionary	25.8
Health Care	7.8
Industrials	7.6
Financials	6.7
Materials	5.5
Energy	4.2
Utilities	3.7
Communication Services	2.8
Consumer Staples	2.2
Real Estate	1.9
Other	1.8
TOP 10 HOLDINGS	% OF NET ASSETS
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.0
Boeing Company, 6.000%, 10/15/27	3.5
JD.com, Inc., 0.250%, 06/01/29	3.0
Trip.com Group, Ltd., 0.750%, 06/15/29	2.1
Eni S.p.A, Series ENI, 2.950%, 09/14/30	2.0
NCL Corp., Ltd., 1.125%, 02/15/27	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	2.0
Sanrio Company, Ltd., 0.000%, 12/14/28	1.9
Apollo Global Management, Inc., 6.750%, 07/31/26	1.8
MakeMyTrip, Ltd., 0.000%, 02/15/28	1.8

www.calamos.com

Calamos Global Convertible Fund

Class C: CCGCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRS-C 25

Calamos Global Convertible Fund

Class I: CXGCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$133,866,305	109	19%

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.5
Consumer Discretionary	25.8
Health Care	7.8
Industrials	7.6
Financials	6.7
Materials	5.5
Energy	4.2
Utilities	3.7
Communication Services	2.8
Consumer Staples	2.2
Real Estate	1.9
Other	1.8
TOP 10 HOLDINGS	% OF NET ASSETS
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.0
Boeing Company, 6.000%, 10/15/27	3.5
JD.com, Inc., 0.250%, 06/01/29	3.0
Trip.com Group, Ltd., 0.750%, 06/15/29	2.1
Eni S.p.A, Series ENI, 2.950%, 09/14/30	2.0
NCL Corp., Ltd., 1.125%, 02/15/27	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	2.0
Sanrio Company, Ltd., 0.000%, 12/14/28	1.9
Apollo Global Management, Inc., 6.750%, 07/31/26	1.8
MakeMyTrip, Ltd., 0.000%, 02/15/28	1.8

www.calamos.com

Calamos Global Convertible Fund

Class I: CXGCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRS-I 25

Calamos Global Equity Fund

Class A: CAGEX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$69	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

www.calamos.com

Calamos Global Equity Fund

Class A: CAGEX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-A 25

Calamos Global Equity Fund

Class C: CCGEX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$106	2.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

www.calamos.com

Calamos Global Equity Fund

Class C: CCGEX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-C 25

Calamos Global Equity Fund

Class I: CIGEX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

www.calamos.com

Calamos Global Equity Fund

Class I: CIGEX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-I 25

Calamos Global Equity Fund

Class R6: CGEOX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$53	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

www.calamos.com

Calamos Global Equity Fund

Class R6: CGEOX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRS-R6 25

Calamos Global Opportunities Fund

Class A: CVLOX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$60	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$260,077,116	88	62%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in global equity and convertible securities, aiming to actively manage the risk-reward profile while seeking an attractive total return. The strategy favors higher-quality growth businesses, emphasizing companies with higher earnings growth and free cash flow, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.4
Financials	13.9
Industrials	13.0
Communication Services	11.6
Consumer Discretionary	9.9
Utilities	6.6
Consumer Staples	5.2
Energy	3.8
Materials	3.3
Other	3.3
Health Care	2.7
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	4.0
AT&T, Inc.	2.9
Southern Company, 4.500%, 06/15/27	2.8
Spotify USA, Inc., 0.000%, 03/15/26	2.8
Boeing Company, 6.000%, 10/15/27	2.6
Taiwan Semiconductor Manufacturing Company, Ltd.	2.4
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Goldman Sachs Finance Corp. International Ltd., 0.000%, 03/15/27	2.0
Snowflake, Inc., 0.000%, 10/01/29	2.0

www.calamos.com

Calamos Global Opportunities Fund

Class A: CVLOX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRS-A 25

Calamos Global Opportunities Fund

Class C: CVLCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$97	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$260,077,116	88	62%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in global equity and convertible securities, aiming to actively manage the risk-reward profile while seeking an attractive total return. The strategy favors higher-quality growth businesses, emphasizing companies with higher earnings growth and free cash flow, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.4
Financials	13.9
Industrials	13.0
Communication Services	11.6
Consumer Discretionary	9.9
Utilities	6.6
Consumer Staples	5.2
Energy	3.8
Materials	3.3
Other	3.3
Health Care	2.7
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	4.0
AT&T, Inc.	2.9
Southern Company, 4.500%, 06/15/27	2.8
Spotify USA, Inc., 0.000%, 03/15/26	2.8
Boeing Company, 6.000%, 10/15/27	2.6
Taiwan Semiconductor Manufacturing Company, Ltd.	2.4
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Goldman Sachs Finance Corp. International Ltd., 0.000%, 03/15/27	2.0
Snowflake, Inc., 0.000%, 10/01/29	2.0

www.calamos.com

Calamos Global Opportunities Fund

Class C: CVLCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRS-C 25

Calamos Global Opportunities Fund

Class I: CGCIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$260,077,116	88	62%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in global equity and convertible securities, aiming to actively manage the risk-reward profile while seeking an attractive total return. The strategy favors higher-quality growth businesses, emphasizing companies with higher earnings growth and free cash flow, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.4
Financials	13.9
Industrials	13.0
Communication Services	11.6
Consumer Discretionary	9.9
Utilities	6.6
Consumer Staples	5.2
Energy	3.8
Materials	3.3
Other	3.3
Health Care	2.7
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	4.0
AT&T, Inc.	2.9
Southern Company, 4.500%, 06/15/27	2.8
Spotify USA, Inc., 0.000%, 03/15/26	2.8
Boeing Company, 6.000%, 10/15/27	2.6
Taiwan Semiconductor Manufacturing Company, Ltd.	2.4
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Goldman Sachs Finance Corp. International Ltd., 0.000%, 03/15/27	2.0
Snowflake, Inc., 0.000%, 10/01/29	2.0

www.calamos.com

Calamos Global Opportunities Fund

Class I: CGCIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRS-I 25

Calamos Growth and Income Fund

Class A: CVTRX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$52	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

WHAT DID THE FUND INVEST IN?

The Fund pursues lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

www.calamos.com

Calamos Growth and Income Fund

Class A: CVTRX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-A 25

Calamos Growth and Income Fund

Class C: CVTCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$89	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

WHAT DID THE FUND INVEST IN?

The Fund pursues lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

www.calamos.com

Calamos Growth and Income Fund

Class C: CVTCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-C 25

Calamos Growth and Income Fund

Class I: CGIIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$39	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

WHAT DID THE FUND INVEST IN?

The Fund pursues lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

www.calamos.com

Calamos Growth and Income Fund

Class I: CGIIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-I 25

Calamos Growth and Income Fund

Class R6: CGIOX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

WHAT DID THE FUND INVEST IN?

The Fund pursues lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

www.calamos.com

Calamos Growth and Income Fund

Class R6: CGIOX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRS-R6 25

Calamos Growth Fund

Class A: CVGRX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,415,736,021	148	28%

WHAT DID THE FUND INVEST IN?

The Fund pursues lower-volatility equity participation through a multi-asset portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Communication Services	18.0
Consumer Discretionary	17.4
Health Care	8.8
Financials	8.2
Industrials	4.8
Consumer Staples	1.8
Materials	1.6
Energy	0.1
Real Estate	0.1
Other	0.0
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	10.0
NVIDIA Corp.	8.2
Amazon.com, Inc.	7.8
Apple, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	4.1
Visa, Inc. - Class A	3.8
Netflix, Inc.	3.4
Broadcom, Inc.	3.1
Eli Lilly & Company	2.3

www.calamos.com

Calamos Growth Fund

Class A: CVGRX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRS-A 25

Calamos Growth Fund

Class C: CVGCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$99	2.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,415,736,021	148	28%

WHAT DID THE FUND INVEST IN?

The Fund pursues lower-volatility equity participation through a multi-asset portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Communication Services	18.0
Consumer Discretionary	17.4
Health Care	8.8
Financials	8.2
Industrials	4.8
Consumer Staples	1.8
Materials	1.6
Energy	0.1
Real Estate	0.1
Other	0.0
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	10.0
NVIDIA Corp.	8.2
Amazon.com, Inc.	7.8
Apple, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	4.1
Visa, Inc. - Class A	3.8
Netflix, Inc.	3.4
Broadcom, Inc.	3.1
Eli Lilly & Company	2.3

www.calamos.com

Calamos Growth Fund

Class C: CVGCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRS-C 25

Calamos Growth Fund

Class I: CGRIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,415,736,021	148	28%

WHAT DID THE FUND INVEST IN?

The Fund pursues lower-volatility equity participation through a multi-asset portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Communication Services	18.0
Consumer Discretionary	17.4
Health Care	8.8
Financials	8.2
Industrials	4.8
Consumer Staples	1.8
Materials	1.6
Energy	0.1
Real Estate	0.1
Other	0.0
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	10.0
NVIDIA Corp.	8.2
Amazon.com, Inc.	7.8
Apple, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	4.1
Visa, Inc. - Class A	3.8
Netflix, Inc.	3.4
Broadcom, Inc.	3.1
Eli Lilly & Company	2.3

www.calamos.com

Calamos Growth Fund

Class I: CGRIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRS-I 25

Calamos High Income Opportunities Fund

Class A: CHYDX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,764,087	477	17%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in a diversified portfolio of below-investment-grade bonds and loans from domestic issuers with the goal of providing a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	19.8
Financials	16.9
Energy	12.4
Industrials	11.0
Communication Services	9.6
Consumer Staples	6.6
Health Care	4.8
Information Technology	4.5
Materials	4.4
Other	2.8
Utilities	1.5
Airlines	1.3
Special Purpose Acquisition Companies	0.8
Real Estate	0.1
TOP 10 HOLDINGS	% OF NET ASSETS
Amneal Pharmaceuticals, LLC, 9.822%, 05/04/28	0.9
OCI, NV, 6.700%, 03/16/33	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.6
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.6
CCO Holdings, LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Aptiv Swiss Holdings, Ltd., 6.875%, 12/15/54	0.5
Ford Motor Credit Company, LLC, 2.900%, 02/16/28	0.5
Venture Global LNG, Inc., 9.000%, 09/30/29	0.5

www.calamos.com

Calamos High Income Opportunities Fund

Class A: CHYDX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRS-A 25

Calamos High Income Opportunities Fund

Class C: CCHYX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$87	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,764,087	477	17%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in a diversified portfolio of below-investment-grade bonds and loans from domestic issuers with the goal of providing a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	19.8
Financials	16.9
Energy	12.4
Industrials	11.0
Communication Services	9.6
Consumer Staples	6.6
Health Care	4.8
Information Technology	4.5
Materials	4.4
Other	2.8
Utilities	1.5
Airlines	1.3
Special Purpose Acquisition Companies	0.8
Real Estate	0.1
TOP 10 HOLDINGS	% OF NET ASSETS
Amneal Pharmaceuticals, LLC, 9.822%, 05/04/28	0.9
OCI, NV, 6.700%, 03/16/33	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.6
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.6
CCO Holdings, LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Aptiv Swiss Holdings, Ltd., 6.875%, 12/15/54	0.5
Ford Motor Credit Company, LLC, 2.900%, 02/16/28	0.5
Venture Global LNG, Inc., 9.000%, 09/30/29	0.5

www.calamos.com

Calamos High Income Opportunities Fund

Class C: CCHYX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRS-C 25

Calamos High Income Opportunities Fund

Class I: CIHYX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,764,087	477	17%

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in a diversified portfolio of below-investment-grade bonds and loans from domestic issuers with the goal of providing a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	19.8
Financials	16.9
Energy	12.4
Industrials	11.0
Communication Services	9.6
Consumer Staples	6.6
Health Care	4.8
Information Technology	4.5
Materials	4.4
Other	2.8
Utilities	1.5
Airlines	1.3
Special Purpose Acquisition Companies	0.8
Real Estate	0.1
TOP 10 HOLDINGS	% OF NET ASSETS
Amneal Pharmaceuticals, LLC, 9.822%, 05/04/28	0.9
OCI, NV, 6.700%, 03/16/33	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.6
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.6
CCO Holdings, LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Aptiv Swiss Holdings, Ltd., 6.875%, 12/15/54	0.5
Ford Motor Credit Company, LLC, 2.900%, 02/16/28	0.5
Venture Global LNG, Inc., 9.000%, 09/30/29	0.5

www.calamos.com

Calamos High Income Opportunities Fund

Class I: CIHYX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRS-I 25

Calamos International Growth Fund

Class A: CIGRX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

www.calamos.com

Calamos International Growth Fund

Class A: CIGRX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-A 25

Calamos International Growth Fund

Class C: CIGCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$97	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

www.calamos.com

Calamos International Growth Fund

Class C: CIGCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-C 25

Calamos International Growth Fund

Class I: CIGIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$47	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

www.calamos.com

Calamos International Growth Fund

Class I: CIGIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-I 25

Calamos International Growth Fund

Class R6: CIGOX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

www.calamos.com

Calamos International Growth Fund

Class R6: CIGOX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRS-R6 25

Calamos International Small Cap Growth Fund

Class A: CAISX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$67	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

www.calamos.com

Calamos International Small Cap Growth Fund

Class A: CAISX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-A 25

Calamos International Small Cap Growth Fund

Class C: CCISX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$104	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

www.calamos.com

Calamos International Small Cap Growth Fund

Class C: CCISX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-C 25

Calamos International Small Cap Growth Fund

Class I: CSGIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

www.calamos.com

Calamos International Small Cap Growth Fund

Class I: CSGIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-I 25

Calamos International Small Cap Growth Fund

Class R6: CISOX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

www.calamos.com

Calamos International Small Cap Growth Fund

Class R6: CISOX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRS-R6 25

Calamos Market Neutral Income Fund

Class A: CVSIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

WHAT DID THE FUND INVEST IN?

The Fund combines two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the semi-annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

www.calamos.com

Calamos Market Neutral Income Fund

Class A: CVSIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-A 25

Calamos Market Neutral Income Fund

Class C: CVSCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$98	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

WHAT DID THE FUND INVEST IN?

The Fund combines two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the semi-annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

www.calamos.com

Calamos Market Neutral Income Fund

Class C: CVSCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-C 25

Calamos Market Neutral Income Fund

Class I: CMNIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

WHAT DID THE FUND INVEST IN?

The Fund combines two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the semi-annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

www.calamos.com

Calamos Market Neutral Income Fund

Class I: CMNIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-I 25

Calamos Market Neutral Income Fund

Class R6: CVSOX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

WHAT DID THE FUND INVEST IN?

The Fund combines two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the semi-annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

www.calamos.com

Calamos Market Neutral Income Fund

Class R6: CVSOX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRS-R6 25

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$125	2.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,010,673,081	82	197%

WHAT DID THE FUND INVEST IN?

While the Fund invested in the mega-cap, AI-related market leaders, it was to a lesser extent, and the Fund owned a more diversified portfolio than the more narrowly focused equity indices. The Fund actively managed its beta positioning during the period, with low levels to start the period but increased positioning as the market reacted negatively amid heightened uncertainty.

 Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	28.7
Information Technology	24.1
Communication Services	8.4
Other	8.2
Health Care	8.0
Consumer Discretionary	5.2
Financials	4.7
Consumer Staples	2.0
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company	5.7
SPDR S&P Regional Banking ETF	4.9
Microsoft Corp.	4.6
Alphabet, Inc. - Class A	4.3
L3Harris Technologies, Inc.	4.1
Zimmer Biomet Holdings, Inc.	3.6
NVIDIA Corp.	3.4
3M Company	3.3
Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)	3.3
Canadian Pacific Kansas City, Ltd.	2.9

www.calamos.com

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRS-A 25

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$163	3.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,010,673,081	82	197%

WHAT DID THE FUND INVEST IN?

While the Fund invested in the mega-cap, AI-related market leaders, it was to a lesser extent, and the Fund owned a more diversified portfolio than the more narrowly focused equity indices. The Fund actively managed its beta positioning during the period, with low levels to start the period but increased positioning as the market reacted negatively amid heightened uncertainty.

 Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	28.7
Information Technology	24.1
Communication Services	8.4
Other	8.2
Health Care	8.0
Consumer Discretionary	5.2
Financials	4.7
Consumer Staples	2.0
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company	5.7
SPDR S&P Regional Banking ETF	4.9
Microsoft Corp.	4.6
Alphabet, Inc. - Class A	4.3
L3Harris Technologies, Inc.	4.1
Zimmer Biomet Holdings, Inc.	3.6
NVIDIA Corp.	3.4
3M Company	3.3
Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)	3.3
Canadian Pacific Kansas City, Ltd.	2.9

www.calamos.com

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRS-C 25

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$113	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,010,673,081	82	197%

WHAT DID THE FUND INVEST IN?

While the Fund invested in the mega-cap, AI-related market leaders, it was to a lesser extent, and the Fund owned a more diversified portfolio than the more narrowly focused equity indices. The Fund actively managed its beta positioning during the period, with low levels to start the period but increased positioning as the market reacted negatively amid heightened uncertainty.

 Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	28.7
Information Technology	24.1
Communication Services	8.4
Other	8.2
Health Care	8.0
Consumer Discretionary	5.2
Financials	4.7
Consumer Staples	2.0
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company	5.7
SPDR S&P Regional Banking ETF	4.9
Microsoft Corp.	4.6
Alphabet, Inc. - Class A	4.3
L3Harris Technologies, Inc.	4.1
Zimmer Biomet Holdings, Inc.	3.6
NVIDIA Corp.	3.4
3M Company	3.3
Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)	3.3
Canadian Pacific Kansas City, Ltd.	2.9

www.calamos.com

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRS-I 25

Calamos Select Fund

Class A: CVAAX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$57	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$53,728,329	50	27%

WHAT DID THE FUND INVEST IN?

The Fund owns a more focused portfolio of approximately 50 stocks at any given time, looking for quality growth companies, exemplified by superior balance sheets and steady, potentially improving free cash flows.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Consumer Discretionary	15.0
Financials	12.8
Communication Services	12.1
Health Care	10.6
Industrials	7.3
Consumer Staples	4.4
Materials	3.1
Utilities	2.3
Energy	1.5
Real Estate	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.1
Amazon.com, Inc.	5.6
Alphabet, Inc. - Class A	5.3
NVIDIA Corp.	5.2
Broadcom, Inc.	3.0
Visa, Inc. - Class A	2.7
Walmart, Inc.	2.7
Eli Lilly & Company	2.5
Netflix, Inc.	2.3

www.calamos.com

Calamos Select Fund

Class A: CVAAX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRS-A 25

Calamos Select Fund

Class C: CVACX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$53,728,329	50	27%

WHAT DID THE FUND INVEST IN?

The Fund owns a more focused portfolio of approximately 50 stocks at any given time, looking for quality growth companies, exemplified by superior balance sheets and steady, potentially improving free cash flows.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Consumer Discretionary	15.0
Financials	12.8
Communication Services	12.1
Health Care	10.6
Industrials	7.3
Consumer Staples	4.4
Materials	3.1
Utilities	2.3
Energy	1.5
Real Estate	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.1
Amazon.com, Inc.	5.6
Alphabet, Inc. - Class A	5.3
NVIDIA Corp.	5.2
Broadcom, Inc.	3.0
Visa, Inc. - Class A	2.7
Walmart, Inc.	2.7
Eli Lilly & Company	2.5
Netflix, Inc.	2.3

www.calamos.com

Calamos Select Fund

Class C: CVACX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRS-C 25

Calamos Select Fund

Class I: CVAIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$53,728,329	50	27%

WHAT DID THE FUND INVEST IN?

The Fund owns a more focused portfolio of approximately 50 stocks at any given time, looking for quality growth companies, exemplified by superior balance sheets and steady, potentially improving free cash flows.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Consumer Discretionary	15.0
Financials	12.8
Communication Services	12.1
Health Care	10.6
Industrials	7.3
Consumer Staples	4.4
Materials	3.1
Utilities	2.3
Energy	1.5
Real Estate	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.1
Amazon.com, Inc.	5.6
Alphabet, Inc. - Class A	5.3
NVIDIA Corp.	5.2
Broadcom, Inc.	3.0
Visa, Inc. - Class A	2.7
Walmart, Inc.	2.7
Eli Lilly & Company	2.5
Netflix, Inc.	2.3

www.calamos.com

Calamos Select Fund

Class I: CVAIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRS-I 25

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-A 25

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$100	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-C 25

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-I 25

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$46	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

www.calamos.com

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRS-R6 25

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$66	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,684,608	96	90%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While skeptics will say that a significant percentage of small- to mid-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	27.4
Information Technology	22.6
Consumer Discretionary	18.6
Industrials	11.7
Financials	9.1
Consumer Staples	4.4
Materials	1.9
Energy	1.6
Communication Services	1.0
Real Estate	0.8
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	5.9
Rush Street Interactive, Inc.	3.3
Axon Enterprise, Inc.	3.3
Natera, Inc.	3.0
Stride, Inc.	2.4
GoDaddy, Inc. - Class A	2.4
Corcept Therapeutics, Inc.	2.3
Penumbra, Inc.	2.2
Masimo Corp.	2.2
Fair Isaac Corp.	2.1

www.calamos.com

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRS-A 25

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,684,608	96	90%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While skeptics will say that a significant percentage of small- to mid-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	27.4
Information Technology	22.6
Consumer Discretionary	18.6
Industrials	11.7
Financials	9.1
Consumer Staples	4.4
Materials	1.9
Energy	1.6
Communication Services	1.0
Real Estate	0.8
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	5.9
Rush Street Interactive, Inc.	3.3
Axon Enterprise, Inc.	3.3
Natera, Inc.	3.0
Stride, Inc.	2.4
GoDaddy, Inc. - Class A	2.4
Corcept Therapeutics, Inc.	2.3
Penumbra, Inc.	2.2
Masimo Corp.	2.2
Fair Isaac Corp.	2.1

www.calamos.com

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRS-I 25

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$52	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,684,608	96	90%

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While skeptics will say that a significant percentage of small- to mid-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	27.4
Information Technology	22.6
Consumer Discretionary	18.6
Industrials	11.7
Financials	9.1
Consumer Staples	4.4
Materials	1.9
Energy	1.6
Communication Services	1.0
Real Estate	0.8
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	5.9
Rush Street Interactive, Inc.	3.3
Axon Enterprise, Inc.	3.3
Natera, Inc.	3.0
Stride, Inc.	2.4
GoDaddy, Inc. - Class A	2.4
Corcept Therapeutics, Inc.	2.3
Penumbra, Inc.	2.2
Masimo Corp.	2.2
Fair Isaac Corp.	2.1

www.calamos.com

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRS-R6 25

Calamos Hedged Equity Fund

Class A: CAHEX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$697,645,116	263	3%

WHAT DID THE FUND INVEST IN?

Valuation in 2025 reflects a significant increase in volatility, influenced by trade policy uncertainties and fluctuating economic indicators. We remain focused on realizing market opportunities while mitigating downside risks, which is particularly relevant in today’s environment. The Fund’s strategic approach is designed to capture 65% of the market’s upside while limiting exposure to 35% of the downside. In response to current volatile conditions, we have strategically adjusted our hedge positions to better navigate anticipated future volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.9
Financials	13.7
Health Care	10.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.0
Other	7.3
Consumer Staples	5.9
Energy	3.2
Utilities	2.1
Real Estate	1.9
Materials	1.7
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.0
NVIDIA Corp.	5.5
S&P 500 Index, Put, Strike Price $5,600, 12/19/25	3.9
Amazon.com, Inc.	3.5
SPDR® S&P 500® ETF Trust	3.4
Meta Platforms, Inc. - Class A	2.4
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.8
Alphabet, Inc. - Class A	1.7

www.calamos.com

Calamos Hedged Equity Fund

Class A: CAHEX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRS-A 25

Calamos Hedged Equity Fund

Class C: CCHEX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$697,645,116	263	3%

WHAT DID THE FUND INVEST IN?

Valuation in 2025 reflects a significant increase in volatility, influenced by trade policy uncertainties and fluctuating economic indicators. We remain focused on realizing market opportunities while mitigating downside risks, which is particularly relevant in today’s environment. The Fund’s strategic approach is designed to capture 65% of the market’s upside while limiting exposure to 35% of the downside. In response to current volatile conditions, we have strategically adjusted our hedge positions to better navigate anticipated future volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.9
Financials	13.7
Health Care	10.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.0
Other	7.3
Consumer Staples	5.9
Energy	3.2
Utilities	2.1
Real Estate	1.9
Materials	1.7
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.0
NVIDIA Corp.	5.5
S&P 500 Index, Put, Strike Price $5,600, 12/19/25	3.9
Amazon.com, Inc.	3.5
SPDR® S&P 500® ETF Trust	3.4
Meta Platforms, Inc. - Class A	2.4
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.8
Alphabet, Inc. - Class A	1.7

www.calamos.com

Calamos Hedged Equity Fund

Class C: CCHEX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRS-C 25

Calamos Hedged Equity Fund

Class I: CIHEX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$697,645,116	263	3%

WHAT DID THE FUND INVEST IN?

Valuation in 2025 reflects a significant increase in volatility, influenced by trade policy uncertainties and fluctuating economic indicators. We remain focused on realizing market opportunities while mitigating downside risks, which is particularly relevant in today’s environment. The Fund’s strategic approach is designed to capture 65% of the market’s upside while limiting exposure to 35% of the downside. In response to current volatile conditions, we have strategically adjusted our hedge positions to better navigate anticipated future volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.9
Financials	13.7
Health Care	10.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.0
Other	7.3
Consumer Staples	5.9
Energy	3.2
Utilities	2.1
Real Estate	1.9
Materials	1.7
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.0
NVIDIA Corp.	5.5
S&P 500 Index, Put, Strike Price $5,600, 12/19/25	3.9
Amazon.com, Inc.	3.5
SPDR® S&P 500® ETF Trust	3.4
Meta Platforms, Inc. - Class A	2.4
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.8
Alphabet, Inc. - Class A	1.7

www.calamos.com

Calamos Hedged Equity Fund

Class I: CIHEX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRS-I 25

Calamos Merger Arbitrage Fund

Class A: CMRAX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$111	2.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,013,135	37	73%

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.5
Special Purpose Acquisition Companies	15.8
Energy	12.4
Health Care	12.3
Real Estate	4.8
Communication Services	4.6
Materials	3.6
Consumer Discretionary	3.2
Industrials	3.0
Financials	2.7
Consumer Staples	2.1
TOP 10 HOLDINGS	% OF NET ASSETS
Juniper Networks, Inc.	9.1
Amedisys, Inc.	8.8
FutureTech II Acquisition Corp. - Class A	8.6
Hess Corp.	7.6
Ansys, Inc.	5.0
Everest Consolidator Acquisition Corp.	4.6
Interpublic Group of Cos., Inc.	4.6
Redfin Corp., 0.500%, 04/01/27	4.5
Five9, Inc., 1.000%, 03/15/29	4.5
Amcor, PLC	3.6

www.calamos.com

Calamos Merger Arbitrage Fund

Class A: CMRAX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRS-A 25

Calamos Merger Arbitrage Fund

Class C: CMRCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$149	2.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,013,135	37	73%

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.5
Special Purpose Acquisition Companies	15.8
Energy	12.4
Health Care	12.3
Real Estate	4.8
Communication Services	4.6
Materials	3.6
Consumer Discretionary	3.2
Industrials	3.0
Financials	2.7
Consumer Staples	2.1
TOP 10 HOLDINGS	% OF NET ASSETS
Juniper Networks, Inc.	9.1
Amedisys, Inc.	8.8
FutureTech II Acquisition Corp. - Class A	8.6
Hess Corp.	7.6
Ansys, Inc.	5.0
Everest Consolidator Acquisition Corp.	4.6
Interpublic Group of Cos., Inc.	4.6
Redfin Corp., 0.500%, 04/01/27	4.5
Five9, Inc., 1.000%, 03/15/29	4.5
Amcor, PLC	3.6

www.calamos.com

Calamos Merger Arbitrage Fund

Class C: CMRCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRS-C 25

Calamos Merger Arbitrage Fund

Class I: CMRGX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$99	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,013,135	37	73%

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.5
Special Purpose Acquisition Companies	15.8
Energy	12.4
Health Care	12.3
Real Estate	4.8
Communication Services	4.6
Materials	3.6
Consumer Discretionary	3.2
Industrials	3.0
Financials	2.7
Consumer Staples	2.1
TOP 10 HOLDINGS	% OF NET ASSETS
Juniper Networks, Inc.	9.1
Amedisys, Inc.	8.8
FutureTech II Acquisition Corp. - Class A	8.6
Hess Corp.	7.6
Ansys, Inc.	5.0
Everest Consolidator Acquisition Corp.	4.6
Interpublic Group of Cos., Inc.	4.6
Redfin Corp., 0.500%, 04/01/27	4.5
Five9, Inc., 1.000%, 03/15/29	4.5
Amcor, PLC	3.6

www.calamos.com

Calamos Merger Arbitrage Fund

Class I: CMRGX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRS-I 25

Calamos Short-Term Bond Fund

Class A: CSTBX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$386,627,718	480	19%

WHAT DID THE FUND INVEST IN?

Through its diversified, core plus fixed-income strategy, the Fund invests across government, corporate, and securitized sectors while maintaining a dollar-weighted average portfolio duration of three years or less. The Fund aims to provide a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.3
Asset Backed Securities	20.4
Bank Loans	9.0
U.S. Government and Agency Securities	5.6
Municipal Obligations	3.2
Sovereign Bonds	1.6
Residential Mortgage Backed Securities	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 4.250%, 02/28/29	3.2
U.S. Treasury Note, 4.250%, 01/31/30	1.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
GS Mortgage Securities Corp. - Class A, Series 2023-SHIP, 4.466%, 09/10/38	0.7
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
American Express Credit Account Master - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAA, LLC - Class A3, Series 2025-1A, 4.950%, 09/20/29	0.5

www.calamos.com

Calamos Short-Term Bond Fund

Class A: CSTBX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRS-A 25

Calamos Short-Term Bond Fund

Class I: CSTIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$386,627,718	480	19%

WHAT DID THE FUND INVEST IN?

Through its diversified, core plus fixed-income strategy, the Fund invests across government, corporate, and securitized sectors while maintaining a dollar-weighted average portfolio duration of three years or less. The Fund aims to provide a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.3
Asset Backed Securities	20.4
Bank Loans	9.0
U.S. Government and Agency Securities	5.6
Municipal Obligations	3.2
Sovereign Bonds	1.6
Residential Mortgage Backed Securities	1.2
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 4.250%, 02/28/29	3.2
U.S. Treasury Note, 4.250%, 01/31/30	1.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
GS Mortgage Securities Corp. - Class A, Series 2023-SHIP, 4.466%, 09/10/38	0.7
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
American Express Credit Account Master - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAA, LLC - Class A3, Series 2025-1A, 4.950%, 09/20/29	0.5

www.calamos.com

Calamos Short-Term Bond Fund

Class I: CSTIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRS-I 25

Calamos Total Return Bond Fund

Class A: CTRAX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,706,597	204	9%

WHAT DID THE FUND INVEST IN?

The Fund invests across government, corporate, and securitized sectors through its diversified, core-plus fixed-income strategy. The Fund aims to provide a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	46.0
U.S. Government and Agency Securities	42.9
Bank Loans	4.3
Asset Backed Securities	4.3
Residential Mortgage Backed Security	0.3
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 3.750%, 08/31/31	3.8
U.S. Treasury Note, 3.875%, 08/15/34	3.1
Federal National Mortgage Association, 6.000%, 03/01/54	2.8
Federal National Mortgage Association, 6.000%, 09/01/53	2.3
Federal National Mortgage Association, 5.500%, 08/01/53	2.3
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bond, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

www.calamos.com

Calamos Total Return Bond Fund

Class A: CTRAX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRS-A 25

Calamos Total Return Bond Fund

Class C: CTRCX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$83	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,706,597	204	9%

WHAT DID THE FUND INVEST IN?

The Fund invests across government, corporate, and securitized sectors through its diversified, core-plus fixed-income strategy. The Fund aims to provide a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	46.0
U.S. Government and Agency Securities	42.9
Bank Loans	4.3
Asset Backed Securities	4.3
Residential Mortgage Backed Security	0.3
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 3.750%, 08/31/31	3.8
U.S. Treasury Note, 3.875%, 08/15/34	3.1
Federal National Mortgage Association, 6.000%, 03/01/54	2.8
Federal National Mortgage Association, 6.000%, 09/01/53	2.3
Federal National Mortgage Association, 5.500%, 08/01/53	2.3
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bond, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

www.calamos.com

Calamos Total Return Bond Fund

Class C: CTRCX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRS-C 25

Calamos Total Return Bond Fund

Class I: CTRIX

Semi-Annual Shareholder Report  - April 30, 2025

This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,706,597	204	9%

WHAT DID THE FUND INVEST IN?

The Fund invests across government, corporate, and securitized sectors through its diversified, core-plus fixed-income strategy. The Fund aims to provide a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	46.0
U.S. Government and Agency Securities	42.9
Bank Loans	4.3
Asset Backed Securities	4.3
Residential Mortgage Backed Security	0.3
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 3.750%, 08/31/31	3.8
U.S. Treasury Note, 3.875%, 08/15/34	3.1
Federal National Mortgage Association, 6.000%, 03/01/54	2.8
Federal National Mortgage Association, 6.000%, 09/01/53	2.3
Federal National Mortgage Association, 5.500%, 08/01/53	2.3
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bond, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

www.calamos.com

Calamos Total Return Bond Fund

Class I: CTRIX

Semi-Annual Shareholder Report  - April 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRS-I 25

Item 1(b). Not applicable.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

ITEM 6. INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

TIMELY INFORMATION INSIDE

Family of Funds

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION APRIL 30, 2025

Alternative

Calamos Market Neutral Income Fund

Calamos Hedged Equity Fund

Calamos Phineus Long/Short Fund

Calamos Merger Arbitrage Fund

Convertible

Calamos Convertible Fund

Calamos Global Convertible Fund

US Equity

Calamos Timpani Small Cap Growth Fund

Calamos Timpani SMID Growth Fund

Calamos Growth Fund

Calamos Growth and Income Fund

Calamos Dividend Growth Fund

Calamos Select Fund

Global Equity

Calamos International Growth Fund

Calamos Evolving World Growth Fund

Calamos Global Equity Fund

Calamos Global Opportunities Fund

Calamos International Small Cap Growth Fund

Fixed Income

Calamos Total Return Bond Fund

Calamos High Income Opportunities Fund

Calamos Short-Term Bond Fund

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses and other shareholder materials online long before the printed publications arrive by traditional mail.

TABLE OF CONTENTS

The Funds	1
Statements of Assets and Liabilities	2
Statements of Operations	7
Statements of Changes In Net Assets	11
Financial Highlights	18
Schedules of Investments	83
Notes to Financial Statements	175
Report of Independent Registered Public Accounting Firm	214

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
ASSETS
Investments in securities, at cost	$12,397,727,743	$494,023,306	$926,787,448	$1,996,184	$779,044,503
Investments in affiliated funds, at cost	350,000,000	—	—	—	—
Investment in securities, at value*	$16,262,711,325	$740,629,113	$944,299,404	$1,932,211	$827,458,463
Investments in affiliated funds, at value	336,071,124	—	—	—	—
Cash with custodian	325,538,737	1,343,932	126,488,053	52,590	24,131,251
Cash held at broker	1,626,635,035	30	254,006	8,001	75
Restricted cash for short positions	157,354,400	—	356,404,292	282,131	—
Cash collateral held	17,140,000	—	—	—	—
Collateral for short positions domestic	891,169,481	—	—	—	—
Collateral for short positions foreign (cost $227,904,207)	238,820,631	—	—	—	—
Restricted foreign currency for short positions (cost $103,144,436)	108,084,970	—	—	—	—
Foreign currencies held at broker (cost $22,954,034)	24,051,832	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	116,509	—	—	—	8,644
Receivables:
Investments sold	118,295,310	—	3,281,304	1,590	9,726,270
Accrued interest and dividends	29,191,731	356,553	801,021	770	2,718,738
Fund shares sold	9,885,547	748,634	443,455	—	56,766
Due from investment advisor	—	—	—	5,495	—
Prepaid expenses	93,798	43,649	58,616	23,877	30,166
Other assets	3,884,520	—	1,540,945	488	189,446
Total assets	20,149,044,950	743,121,911	1,433,571,096	2,307,153	864,319,819
LIABILITIES
Cash due to broker	—	—	597,004	—	—
Restricted cash for short positions due to broker	54,209	—	—	—	—
Collateral for securities loaned	692,816,793	25,890,733	41,639,966	—	74,749,053
Foreign currency due to broker (cost $150,013,358 and $2,918,117)	157,198,875	—	2,917,416	—	—
Securities sold short, at value (proceeds $2,603,428,313, $367,138,809, $292,537)	2,997,539,190	—	358,391,070	256,485	—
Options written, at value (premium $651,359,831, $27,483,266, $18,968,355)	428,342,375	18,694,300	16,844,656	—	—
Unrealized depreciation on total return swaps	1,448,405	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	15,547,257	—	—	—	53,929
Payables:
Investments purchased	115,500,004	—	864,150	6,439	7,676,545
Fund shares redeemed	11,747,346	357,325	388,152	—	831,104
Affiliates:
Investment advisory fees	8,318,044	415,847	1,008,881	1,626	463,966
Distribution fees	23,117	1,032	2,492	7	4,411
Deferred compensation to trustees	184,642	—	—	—	189,446
Trustees' fees and officer compensation	46,531	3,471	4,656	1,335	4,251
Other accounts payable and accrued liabilities	4,188,231	114,087	239,572	28,126	192,911
Total liabilities	4,432,955,019	45,476,795	422,898,015	294,018	84,165,616
NET ASSETS	$15,716,089,931	$697,645,116	$1,010,673,081	$2,013,135	$780,154,203
COMPOSITION OF NET ASSETS
Paid in capital	$14,041,548,744	$522,767,322	$924,990,074	$2,044,190	$695,643,064
Accumulated distributable earnings (loss)	1,674,541,187	174,877,794	85,683,007	(31,055)	84,511,139
NET ASSETS	$15,716,089,931	$697,645,116	$1,010,673,081	$2,013,135	$780,154,203

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND		CONVERTIBLE FUND
CLASS A SHARES†
Net assets applicable to shares outstanding	$855,797,317		$25,983,755	$65,663,609	$122,946		$223,299,536
Shares outstanding	55,802,541		1,541,796	4,038,762	12,511		10,565,795
Net asset value and redemption price per share	$15.34		$16.85	$16.26	$9.83		$21.13
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$15.77	#	$17.69	$17.07	$10.11	#	$21.62	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$207,479,543		$12,359,015	$28,873,346	$100,319		$24,763,635
Shares outstanding	13,473,468		759,381	1,879,479	10,243		1,212,449
Net asset value and redemption price per share	$15.40		$16.28	$15.36	$9.79		$20.42
CLASS I SHARES†
Net assets applicable to shares outstanding	$14,248,067,302		$659,302,346	$916,136,126	$1,789,870		$532,091,032
Shares outstanding	941,477,734		39,032,644	55,458,122	182,007		29,608,106
Net asset value and redemption price per share	$15.13		$16.89	$16.52	$9.83		$17.97
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$404,745,769		$—	$—	$—		$—
Shares outstanding	26,741,365		—	—	—		—
Net asset value and redemption price per share	$15.14		$—	$—	$—		$—
* Includes securities on loan	$698,059,121		$26,588,291	$42,294,348	$—		$74,418,056

#  For Market Neutral Income Fund and Merger Arbitrage Fund maximum offering price per share is Net asset value plus 2.75% of offering price. For Convertible Fund maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	GLOBAL CONVERTIBLE FUND		TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
ASSETS
Investments in securities, at cost	$141,014,935		$284,389,027	$26,349,284	$740,453,801	$1,424,910,622
Investment in securities, at value*	$147,334,725		$357,081,004	$31,384,184	$1,446,545,837	$2,626,645,681
Cash with custodian	2,987,753		834,145	281,161	5,863,324	145,097,956
Cash held at broker	279		—	—	—	—
Collateral for short positions domestic	—		—	—	6,023	—
Restricted cash for short positions	—		—	—	—	8,419
Foreign currencies held by broker (cost $54)	57		—	—	—	—
Receivables:
Investments sold	—		2,112,965	165,358	671,431	341,064
Accrued interest	414,053		4,073	239	281,924	3,197,913
Fund shares sold	87,500		348,850	148,964	86,017	642,439
Due from investment advisor	—		24,280	7,790	—	—
Prepaid expenses	32,052		44,353	18,752	27,866	46,889
Other assets	—		—	—	918,278	396,504
Total assets	150,856,419		360,449,670	32,006,448	1,454,400,700	2,776,376,865
LIABILITIES
Collateral for securities loaned	16,793,640		—	—	35,080,417	57,515,683
Foreign currency overdraft (cost $55)	—		—	—	—	57
Options written, at value (premium $538,742 and $617,739)	—		—	—	42,900	351,523
Payables:
Investments purchased	—		1,015,171	281,358	655,554	5,377,458
Fund shares redeemed	63,081		185,231	—	674,576	1,319,233
Affiliates:
Investment advisory fees	90,948		255,813	22,353	1,013,829	1,464,371
Distribution fees	222		634	5	15,101	23,553
Deferred compensation to trustees	—		—	—	918,257	396,504
Trustees' fees and officer compensation	1,849		2,046	1,501	5,797	9,531
Other accounts payable and accrued liabilities	40,374		42,413	16,623	258,248	413,258
Total liabilities	16,990,114		1,501,308	321,840	38,664,679	66,871,171
NET ASSETS	$133,866,305		$358,948,362	$31,684,608	$1,415,736,021	$2,709,505,694
COMPOSITION OF NET ASSETS
Paid in capital	$132,108,947		$386,410,642	$26,959,088	$683,288,434	$1,426,054,936
Accumulated distributable earnings (loss)	1,757,358		(27,462,280)	4,725,520	732,447,587	1,283,450,758
NET ASSETS	$133,866,305		$358,948,362	$31,684,608	$1,415,736,021	$2,709,505,694
CLASS A SHARES†
Net assets applicable to shares outstanding	$7,838,426		$24,268,376	$353,520	$1,068,043,336	$1,299,428,206
Shares outstanding	628,462		744,105	26,532	26,465,626	27,973,709
Net asset value and redemption price per share	$12.47		$32.61	$13.32	$40.36	$46.45
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$12.76	#	$34.24	$13.98	$42.37	$48.77
CLASS C SHARES†**
Net assets applicable to shares outstanding	$2,098,058		$5,256,194	$—	$9,242,909	$106,197,670
Shares outstanding	177,400		159,985	—	728,231	2,287,971
Net asset value and redemption price per share	$11.83		$32.85	$—	$12.69	$46.42
CLASS I SHARES†
Net assets applicable to shares outstanding	$123,929,821		$302,312,266	$30,830,518	$338,449,776	$1,267,597,310
Shares outstanding	9,867,771		8,919,966	2,280,360	5,273,840	28,819,625
Net asset value and redemption price per share	$12.56		$33.89	$13.52	$64.18	$43.98
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—		$27,111,526	$500,570	$—	$36,282,508
Shares outstanding	—		795,741	36,998	—	824,291
Net asset value and redemption price per share	$—		$34.07	$13.53	$—	$44.02
* Includes securities on loan	$17,700,641		$—	$—	$52,887,632	$60,074,526

#  For Global Convertible Fund maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
ASSETS
Investments in securities, at cost	$10,798,883	$32,801,775	$203,057,748	$303,814,276	$94,793,872
Investment in securities, at value*	$20,649,776	$53,337,022	$252,605,741	$376,476,567	$131,524,581
Cash with custodian	327,752	1,159,548	136,079	—	2,334,908
Cash held at broker	2	—	1,500	386	—
Restricted cash for short positions	—	—	—	—	—
Foreign currency (cost $509)	—	—	516	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	996,125	378,788	—
Receivables:
Investments sold	—	—	—	2,200,302	672,374
Accrued dividends	7,788	15,434	529,598	412,978	181,021
Fund shares sold	—	121	194,974	109,230	36,850
Due from investment advisor	9,594	16,560	52,058	104,833	7,546
Prepaid expenses	18,822	32,227	47,898	28,776	45,275
Other assets	—	98,443	61,963	18,259	31,782
Total assets	21,013,734	54,659,355	254,626,452	379,730,119	134,834,337
LIABILITIES
Due to custodian bank	—	—	—	580,112	—
Collateral for securities loaned	716,183	694,946	15,468,354	14,093,979	3,568,861
Unrealized depreciation on forward foreign currency contracts	—	—	183,704	221,919	38,808
Payables:
Investments purchased	—	—	—	—	2,698,488
Fund shares redeemed	4,669	73,990	324,778	127,535	28,045
Affiliates:
Investment advisory fees	16,015	42,537	181,835	319,450	97,123
Distribution fees	239	203	712	658	431
Deferred compensation to trustees	—	98,443	61,963	18,259	31,782
Trustees' fees and officer compensation	1,525	1,623	2,220	2,784	1,832
Other accounts payable and accrued liabilities	16,509	19,284	189,665	1,299,932	35,925
Total liabilities	755,140	931,026	16,413,231	16,664,628	6,501,295
NET ASSETS	$20,258,594	$53,728,329	$238,213,221	$363,065,491	$128,333,042
COMPOSITION OF NET ASSETS
Paid in capital	$10,160,354	$31,963,248	$182,103,234	$374,755,142	$78,888,449
Accumulated distributable earnings (loss)	10,098,240	21,765,081	56,109,987	(11,689,651)	49,444,593
NET ASSETS	$20,258,594	$53,728,329	$238,213,221	$363,065,491	$128,333,042
CLASS A SHARES†
Net assets applicable to shares outstanding	$6,860,523	$13,485,832	$47,236,098	$35,714,777	$26,603,966
Shares outstanding	381,481	667,809	2,246,244	1,897,545	1,666,389
Net asset value and redemption price per share	$17.98	$20.19	$21.03	$18.82	$15.97
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$18.88	$21.20	$22.08	$19.76	$16.77
CLASS C SHARES†**
Net assets applicable to shares outstanding	$2,660,451	$355,925	$1,288,518	$3,166,266	$1,246,274
Shares outstanding	158,391	22,127	75,636	184,523	101,304
Net asset value and redemption price per share	$16.80	$16.09	$17.04	$17.16	$12.30
CLASS I SHARES†
Net assets applicable to shares outstanding	$10,737,620	$39,886,572	$181,251,152	$324,184,448	$100,227,836
Shares outstanding	593,080	1,884,007	8,208,313	17,018,070	5,905,178
Net asset value and redemption price per share	$18.10	$21.17	$22.08	$19.05	$16.97
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—	$—	$8,437,453	$—	$254,966
Shares outstanding	—	—	377,198	—	15,002
Net asset value and redemption price per share	$—	$—	$22.37	$—	$17.00
* Includes securities on loan	$801,973	$682,885	$14,447,878	$18,063,097	$3,330,295

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND		HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
ASSETS
Investments in securities, at cost	$213,035,727	$4,665,319	$32,267,346		$37,482,835		$384,144,072
Investment in securities, at value*	$267,925,783	$5,482,446	$29,952,262		$35,951,459		$385,867,387
Cash with custodian	6,189,089	144,869	295,052		837,476		11,029,316
Cash held at broker	37	—	—		—		—
Restricted cash for futures	—	—	27,500		—		275,000
Variation margin on open futures contracts	—	—	57,479		—		574,925
Unrealized appreciation on forward foreign currency contracts	—	24,939	—		—		—
Receivables:
Investments sold	973,103	60,735	81,408		144,668		1,000,209
Accrued interest and dividends	723,934	8,023	227,441		500,098		3,133,404
Fund shares sold	21,619	—	2,062		1,615		323,736
Due from investment advisor	56,374	20,657	7,846		11,142		3,109
Prepaid expenses	27,546	48,457	16,286		28,430		15,875
Other assets	149,118	—	35,763		108,484		—
Total assets	276,066,603	5,790,126	30,703,099		37,583,372		402,222,961
LIABILITIES
Collateral for securities loaned	11,248,883	—	890,533		2,397,333		9,673,985
Unrealized depreciation on forward foreign currency contracts	92,080	2,006	—		—		—
Payables:
Investments purchased	4,085,751	47,931	—		202,306		4,350,838
Fund shares redeemed	142,406	3	21,858		57,340		30,504
Dividends payable	—	—	13,134		7,006		1,404,870
Affiliates:
Investment advisory fees	209,111	4,217	10,953		17,060		94,665
Distribution fees	1,899	5	151		376		54
Deferred compensation to trustees	149,118	—	35,763		108,484		—
Trustees' fees and officer compensation	2,211	1,478	1,582		1,592		2,652
Other accounts payable and accrued liabilities	58,028	22,375	22,528		27,788		37,675
Total liabilities	15,989,487	78,015	996,502		2,819,285		15,595,243
NET ASSETS	$260,077,116	$5,712,111	$29,706,597		$34,764,087		$386,627,718
COMPOSITION OF NET ASSETS
Paid in capital	$193,263,326	$5,407,687	$35,107,835		$49,665,258		$401,573,261
Accumulated distributable earnings (loss)	66,813,790	304,424	(5,401,238)		(14,901,171)		(14,945,543)
NET ASSETS	$260,077,116	$5,712,111	$29,706,597		$34,764,087		$386,627,718
CLASS A SHARES†
Net assets applicable to shares outstanding	$90,014,795	$275,321	$9,768,330		$25,902,418		$3,929,395
Shares outstanding	7,546,833	27,472	1,087,110		3,389,785		410,355
Net asset value and redemption price per share	$11.93	$10.02	$8.99		$7.64		$9.58
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$12.52	$10.52	$9.20	#	$7.82	#	$9.80	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$12,268,848	$9,844	$326,150		$368,618		$—
Shares outstanding	1,250,476	1,005	36,314		44,664		—
Net asset value and redemption price per share	$9.81	$9.80	$8.98		$8.25		$—
CLASS I SHARES†
Net assets applicable to shares outstanding	$157,793,473	$5,416,781	$19,612,117		$8,493,051		$382,698,323
Shares outstanding	12,645,682	536,992	2,181,344		1,110,775		40,003,993
Net asset value and redemption price per share	$12.48	$10.09	$8.99		$7.65		$9.57
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—	$10,165	$—		$—		$—
Shares outstanding	—	1,007	—		—		—
Net asset value and redemption price per share	$—	$10.09	$—		$—		$—
* Includes securities on loan	$10,855,769	$—	$1,267,244		$2,474,251		$20,167,180

#  For Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months Ended April 30, 2025 (Unaudited)

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
INVESTMENT INCOME
Interest	$47,310,791	$145,461	$2,621,282	$3,937	$5,592,342
Interest on short sales	60,209,670	—	13,803,909	7,361	65
(Amortization)/accretion of investment securities	(33,449,764)	—	—	(310)	(7,696,462)
Net interest	74,070,697	145,461	16,425,191	10,988	(2,104,055)
Dividends	71,945,001	4,734,391	5,429,536	8,775	2,194,650
Dividends from affiliated funds	7,867,315	—	—	—	—
Dividend taxes withheld	(32,811)	(1,653)	(69,591)	—	—
Securities lending income, net of rebates received or paid to borrowers	223,396	1,863	15,376	—	50,533
Total investment income	154,073,598	4,880,062	21,800,512	19,763	141,128
EXPENSES
Investment advisory fees	50,324,153	2,577,808	6,238,045	10,308	3,117,928
Distribution fees
Class A	1,098,427	34,081	82,103	153	299,454
Class C	1,045,226	61,249	153,118	498	136,902
Dividend or interest expense on short positions	12,985,590	—	4,379,036	7,490	—
Transfer agent fees	7,442,409	348,214	536,461	3,853	459,588
Fund administration fees	517,108	24,809	36,372	—	28,778
Accounting fees	401,285	25,198	31,325	1,606	27,052
Printing and mailing fees	334,040	20,961	30,173	4,416	26,531
Trustees' fees and officer compensation	307,793	19,187	25,637	5,145	22,612
Tax fees	246,614	10,927	17,412	333	14,639
Legal fees	236,436	14,638	19,935	3,586	16,836
Audit fees	181,493	12,998	16,755	4,785	15,154
Custodian fees	144,679	7,142	85,418	802	7,840
Registration fees	118,997	31,108	31,143	21,237	34,771
Other	270,005	19,299	13,546	8,861	19,571
Total expenses	75,654,255	3,207,619	11,696,479	73,073	4,227,656
Less expense reductions	(497,239)	—	—	(52,049)	—
Net expenses	75,157,016	3,207,619	11,696,479	21,024	4,227,656
NET INVESTMENT INCOME (LOSS)	78,916,582	1,672,443	10,104,033	(1,261)	(4,086,528)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	137,826,640	3,373,878	116,920,944	(28,967)	56,673,289
Purchased options	13,892,473	(21,204)	(57,557,134)	(213)	(1,485,518)
Foreign currency transactions	2,705,086	—	25,181	(2)	(3,467)
Forward foreign currency contracts	423,785	—	—	—	(159,600)
Written options	59,040,244	(192,343)	27,795,731	(15,026)	1,568,252
Short positions	(57,858,796)	—	40,317,140	50,220	—
Total return swaps	271,628	—	—	—	—
Futures contracts	9,444	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	(57,373,546)	(22,476,910)	(104,510,541)	9,293	(56,556,447)
Affiliated funds	1,755,858	—	—	—	—
Purchased options	(16,494,730)	3,592,838	(2,372,516)	—	—
Foreign currency translations	11,392,165	—	7,497	—	—
Forward foreign currency contracts	(13,974,468)	—	—	—	202,145
Written options	302,561,193	9,793,048	1,747,436	189	—
Short positions	(73,064,058)	—	(10,145,069)	19,764	—
Total return swaps	(1,548,365)	—	—	—	—
NET GAIN (LOSS)	309,564,553	(5,930,693)	12,228,669	35,258	238,654
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$388,481,135	$(4,258,250)	$22,332,702	$33,997	$(3,847,874)

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months Ended April 30, 2025 (Unaudited)

	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
INVESTMENT INCOME
Interest	$777,994	$67,344	$8,463	$276,949	$7,048,897
Interest on short sales	—	—	—	31,799	—
(Amortization)/accretion of investment securities	(183,894)	—	—	—	(6,073,933)
Net interest	594,100	67,344	8,463	308,748	974,964
Dividends	232,041	408,051	26,232	3,585,995	13,781,572
Non-cash dividends	—	237,922	—	—	—
Dividend taxes withheld	(966)	—	—	(52,080)	(5,883)
Securities lending income, net of rebates received or paid to borrowers	5,559	—	—	22,914	48,261
Other income	—	—	—	—	1
Total investment income	830,734	713,317	34,695	3,865,577	14,798,915
EXPENSES
Investment advisory fees	561,516	1,793,058	141,422	6,924,092	9,622,791
Distribution fees
Class A	9,827	34,190	491	1,463,654	1,720,093
Class C	10,476	28,008	—	50,204	545,148
Transfer agent fees	71,458	190,674	9,931	687,320	1,168,360
Fund administration fees	4,327	10,670	929	55,990	101,630
Accounting fees	11,160	18,464	6,917	43,777	74,059
Printing and mailing fees	8,186	12,440	4,650	44,734	58,213
Trustees' fees and officer compensation	7,687	12,940	5,651	37,057	63,277
Tax fees	2,435	5,709	408	28,949	45,484
Legal fees	6,213	6,768	4,791	25,947	46,914
Audit fees	6,296	9,413	5,095	23,643	38,966
Custodian fees	2,940	13,678	4,426	19,970	23,359
Registration fees	23,468	27,657	19,986	27,917	43,723
Other	8,139	11,092	4,711	34,574	52,357
Total expenses	734,128	2,174,761	209,408	9,467,828	13,604,374
Less expense reductions	—	(42,657)	(45,271)	—	—
Net expenses	734,128	2,132,104	164,137	9,467,828	13,604,374
NET INVESTMENT INCOME (LOSS)	96,606	(1,418,787)	(129,442)	(5,602,251)	1,194,541
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	3,649,072	(1,550,509)	405,579	65,043,192	111,324,440
Purchased options	(479,703)	—	—	(10,310,230)	29,946,840
Foreign currency transactions	4,040	—	—	823	—
Written options	—	—	—	3,282,741	(3,404,420)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	1,613,443	(17,025,399)	(1,762,079)	(91,775,815)	(161,276,477)
Purchased options	246,128	—	—	636,649	(4,010,021)
Foreign currency translations	5,708	—	—	1,094	146
Written options	—	—	—	(702,180)	(49,600)
NET GAIN (LOSS)	5,038,688	(18,575,908)	(1,356,500)	(33,823,726)	(27,469,092)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,135,294	$(19,994,695)	$(1,485,942)	$(39,425,977)	$(26,274,551)

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months Ended April 30, 2025 (Unaudited)

	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
INVESTMENT INCOME
Interest	$9,077	$31,851	$43,142		$216,579		$44,255
(Amortization)/accretion of investment securities	—	—	—		(647,326)		—
Net interest	9,077	31,851	43,142		(430,747)		44,255
Dividends	124,685	276,694	1,473,796		2,271,663		672,477
Dividend taxes withheld	—	(1,463)	(130,659)		(264,637)		(28,196)
Securities lending income, net of rebates received or paid to borrowers	542	—	28,676		4,861		2,519
Total investment income	134,304	307,082	1,414,955		1,581,140		691,055
EXPENSES
Investment advisory fees	104,831	282,426	1,195,536		2,074,736		666,567
Performance fees	—	—	(44,374)		—		(12,416)
Distribution fees
Class A	8,930	17,920	59,601		48,113		34,537
Class C	13,743	1,749	6,677		16,508		6,317
Transfer agent fees	12,475	15,435	128,791		257,433		54,486
Fund administration fees	699	2,043	9,203		12,593		4,906
Accounting fees	8,018	8,038	13,941		15,657		11,426
Printing and mailing fees	4,998	5,184	9,684		19,021		6,703
Trustees' fees and officer compensation	5,498	6,229	9,987		12,867		7,863
Tax fees	324	895	13,939		22,969		11,454
Legal fees	4,703	5,190	10,413		10,313		6,421
Audit fees	5,010	5,439	7,633		9,398		6,380
Custodian fees	1,103	718	49,095		164,465		11,895
Registration fees	20,483	20,930	30,265		27,919		32,299
Other	4,418	5,243	7,353		7,797		6,865
Total expenses	195,233	377,439	1,507,744		2,699,789		855,703
Less expense reductions	(57,246)	(103,588)	(309,135)		(654,739)		(48,374)
Net expenses	137,987	273,851	1,198,609		2,045,050		807,329
NET INVESTMENT INCOME (LOSS)	(3,683)	33,231	216,346		(463,910)		(116,274)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	301,682	1,329,196	7,208,779	(a)	12,519,081	(a)	11,632,576	(a)
Purchased options	(1,489)	—	(535,877)		(2,304,132)		2,564,289
Foreign currency transactions	—	37	(6,803)		(466,940)		1,717
Forward foreign currency contracts	—	—	(1,256,895)		(1,749,256)		—
Written options	—	—	—		—		135,526
Change in net unrealized appreciation/(depreciation) on:
Investments	(622,028)	(1,951,699)	(6,499,975	)(b)	(24,490,695	)(b)	(14,406,247	)(b)
Purchased options	—	—	(609,137)		(419,359)		(691,080)
Foreign currency translations	—	—	18,848		3,726		(3,422)
Forward foreign currency contracts	—	—	1,441,426		1,359,436		(38,808)
NET GAIN (LOSS)	(321,835)	(622,466)	(239,634)		(15,548,139)		(805,449)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(325,518)	$(589,235)	$(23,288)		$(16,012,049)		$(921,723)

(a)  Net of foreign capital gains tax of $569,904, $1,538,718, and $397,204, respectively.

(b)  Net of change of $1,241,301, $3,146,295, and $613,156, respectively in deferred capital gains tax.
See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months Ended April 30, 2025 (Unaudited)

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
INVESTMENT INCOME
Interest	$995,965		$4,378		$645,201	$1,227,136	$8,512,200
(Amortization)/accretion of investment securities	(683,888)		—		14,152	61,005	499,058
Net interest	312,077		4,378		659,353	1,288,141	9,011,258
Dividends	1,278,406		34,749		—	11,453	—
Dividend taxes withheld	(49,009)		(3,683)		—	—	—
Securities lending income, net of rebates received or paid to borrowers	2,712		—		1,193	5,199	24,398
Total investment income	1,544,186		35,444		660,546	1,304,793	9,035,656
EXPENSES
Investment advisory fees	1,384,003		26,440		66,568	107,667	558,357
Distribution fees
Class A	118,840		413		12,858	33,625	4,503
Class C	61,995		48		1,143	1,853	—
Transfer agent fees	148,236		6,061		17,079	20,830	30,908
Fund administration fees	9,522		211		1,448	1,303	12,782
Accounting fees	13,767		4,079		10,408	16,211	21,955
Printing and mailing fees	12,255		4,514		5,942	6,135	6,343
Trustees' fees and officer compensation	10,769		5,184		5,673	5,803	12,420
Tax fees	13,628		15,632		862	601	6,133
Legal fees	10,517		5,381		4,830	4,264	10,654
Audit fees	8,141		4,827		5,114	5,192	9,049
Custodian fees	14,630		7,476		1,182	2,312	4,304
Registration fees	23,690		27,640		21,160	21,618	17,017
Other	9,119		4,799		5,626	8,474	11,593
Total expenses	1,839,112		112,705		159,893	235,888	706,018
Less expense reductions	(315,795)		(81,634)		(49,740)	(65,826)	(3,109)
Net expenses	1,523,317		31,071		110,153	170,062	702,909
NET INVESTMENT INCOME (LOSS)	20,869		4,373		550,393	1,134,731	8,332,747
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	12,681,755	(a)	(253,110	)(a)	(114,184)	(473,295)	51,757
Purchased options	2,451,038		26,235		—	—	—
Foreign currency transactions	15,042		(521)		—	—	—
Forward foreign currency contracts	—		(2,728)		—	—	—
Written options	280,490		—		—	—	—
Futures contracts	—		—		(48,800)	—	(558,712)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	(16,115,053	)(b)	265,538	(b)	185,408	(190,055)	1,987,430
Purchased options	(1,846,963)		(16,632)		—	—	—
Foreign currency translations	(15)		356		—	—	—
Forward foreign currency contracts	(92,080)		22,933		—	—	—
Futures contracts	—		—		84,567	—	910,577
NET GAIN (LOSS)	(2,625,786)		42,071		106,991	(663,350)	2,391,052
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,604,917)		$46,444		$657,384	$471,381	$10,723,799

(a)  Net of foreign capital gains tax of $70,869 and $1,907, respectively.

(b)  Net of change of $167,719 and $13,204, respectively in deferred capital gains tax.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$78,916,582	$162,757,996	$1,672,443	$3,606,733	$10,104,033	$27,269,709
Net realized gain (loss)	156,310,504	(1,043,943,908)	3,160,331	(32,786,839)	127,501,862	12,952,498
Change in unrealized appreciation/(depreciation)	153,254,049	2,098,000,251	(9,091,024)	152,662,554	(115,273,193)	105,496,807
Net increase (decrease) in net assets resulting from operations	388,481,135	1,216,814,339	(4,258,250)	123,482,448	22,332,702	145,719,014
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(10,355,374)	(51,746,743)	(59,492)	(101,872)	(4,130,897)	(1,127,444)
Class C	(1,798,445)	(11,368,494)	(4,955)	(16,785)	(1,856,238)	(317,398)
Class I	(181,666,103)	(722,761,391)	(2,024,076)	(3,460,430)	(60,334,647)	(16,078,836)
Class R6	(2,272,506)	(5,223,949)	—	—	—	—
Total distributions	(196,092,428)	(791,100,577)	(2,088,523)	(3,579,087)	(66,321,782)	(17,523,678)
CAPITAL SHARE TRANSACTIONS	448,464,975	715,035,765	6,795,509	16,412,446	10,832,478	(20,261,932)
TOTAL INCREASE (DECREASE) IN NET ASSETS	640,853,682	1,140,749,527	448,736	136,315,807	(33,156,602)	107,933,404
NET ASSETS
Beginning of period	$15,075,236,249	$13,934,486,722	$697,196,380	$560,880,573	$1,043,829,683	$935,896,279
End of period	$15,716,089,931	$15,075,236,249	$697,645,116	$697,196,380	$1,010,673,081	$1,043,829,683

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$(1,261)	$26,451	$(4,086,528)	$(2,797,322)	$96,606	$(375,332)
Net realized gain (loss)	6,012	34,551	56,592,956	23,053,384	3,173,409	3,753,281
Change in unrealized appreciation/(depreciation)	29,246	(941)	(56,354,302)	140,477,969	1,865,279	19,279,768
Net increase (decrease) in net assets resulting from operations	33,997	60,061	(3,847,874)	160,734,031	5,135,294	22,657,717
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(3,252)	(864)	(2,525,833)	(4,991,529)	—	—
Class C	(1,945)	(440)	(209,531)	(457,686)	—	—
Class I	(55,048)	(11,740)	(8,212,090)	(14,883,387)	—	—
Class R6	—	—	—	—	—	—
Total distributions	(60,245)	(13,044)	(10,947,454)	(20,332,602)	—	—
CAPITAL SHARE TRANSACTIONS	(57,596)	(8,682)	(76,259,361)	(104,387,833)	925,298	(15,240,434)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,844)	38,335	(91,054,689)	36,013,596	6,060,592	7,417,283
NET ASSETS
Beginning of period	$2,096,979	$2,058,644	$871,208,892	$835,195,296	$127,805,713	$120,388,430
End of period	$2,013,135	$2,096,979	$780,154,203	$871,208,892	$133,866,305	$127,805,713

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$(1,418,787)	$(2,539,559)	$(129,442)	$(202,067)	$(5,602,251)	$(9,322,206)
Net realized gain (loss)	(1,550,509)	59,919,290	405,579	4,075,185	58,016,526	105,006,218
Change in unrealized appreciation/(depreciation)	(17,025,399)	64,459,005	(1,762,079)	5,125,958	(91,840,252)	395,169,533
Net increase (decrease) in net assets resulting from operations	(19,994,695)	121,838,736	(1,485,942)	8,999,076	(39,425,977)	490,853,545
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(667,937)	—	(10,262)	—	(76,755,481)	(44,789,321)
Class C	(106,506)	—	—	—	(1,928,971)	(1,169,236)
Class I	(9,011,089)	—	(751,396)	—	(15,327,414)	(8,400,902)
Class R6	(778,825)	—	(15,203)	—	—	—
Total distributions	(10,564,357)	—	(776,861)	—	(94,011,866)	(54,359,459)
CAPITAL SHARE TRANSACTIONS	42,134,778	(12,726,825)	7,698,016	1,094,630	14,202,053	(99,204,528)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,575,726	109,111,911	5,435,213	10,093,706	(119,235,790)	337,289,558
NET ASSETS
Beginning of period	$347,372,636	$238,260,725	$26,249,395	$16,155,689	$1,534,971,811	$1,197,682,253
End of period	$358,948,362	$347,372,636	$31,684,608	$26,249,395	$1,415,736,021	$1,534,971,811

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$1,194,541	$7,226,192	$(3,683)	$2,133	$33,231	$48,906
Net realized gain (loss)	137,866,860	126,447,345	300,193	623,254	1,329,233	4,194,477
Change in unrealized appreciation/(depreciation)	(165,335,952)	533,604,579	(622,028)	4,726,623	(1,951,699)	11,344,630
Net increase (decrease) in net assets resulting from operations	(26,274,551)	667,278,116	(325,518)	5,352,010	(589,235)	15,588,013
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(62,106,860)	(51,839,834)	(179,896)	(249,190)	(1,034,032)	(520,261)
Class C	(4,657,369)	(3,121,424)	(73,454)	(109,241)	(30,129)	(6,362)
Class I	(63,490,424)	(49,754,222)	(287,860)	(358,151)	(2,934,025)	(1,384,807)
Class R6	(1,822,524)	(1,424,653)	—	—	—	—
Total distributions	(132,077,177)	(106,140,133)	(541,210)	(716,582)	(3,998,186)	(1,911,430)
CAPITAL SHARE TRANSACTIONS	34,892,998	2,715,738	480,625	777,586	2,218,514	(895,481)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(123,458,730)	563,853,721	(386,103)	5,413,014	(2,368,907)	12,781,102
NET ASSETS
Beginning of period	$2,832,964,424	$2,269,110,703	$20,644,697	$15,231,683	$56,097,236	$43,316,134
End of period	$2,709,505,694	$2,832,964,424	$20,258,594	$20,644,697	$53,728,329	$56,097,236

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$216,346	$(51,869)	$(463,910)	$(555,291)	$(116,274)	$(372,701)
Net realized gain (loss)	5,409,204	27,624,000	7,998,753	19,297,645	14,334,108	11,641,958
Change in unrealized appreciation/(depreciation)	(5,648,838)	38,363,615	(23,546,892)	86,789,607	(15,139,557)	28,540,310
Net increase (decrease) in net assets resulting from operations	(23,288)	65,935,746	(16,012,049)	105,531,961	(921,723)	39,809,567
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(2,178,884)	(19,035)	—	(117,314)	(2,386,469)	—
Class C	(74,590)	—	—	—	(143,718)	—
Class I	(7,822,008)	(472,228)	—	(1,785,077)	(8,479,430)	(71,037)
Class R6	(232,875)	(21,914)	—	—	(19,318)	(193)
Total distributions	(10,308,357)	(513,177)	—	(1,902,391)	(11,028,935)	(71,230)
CAPITAL SHARE TRANSACTIONS	6,064,341	(12,523,357)	(17,564,607)	(68,369,607)	6,703,419	6,494,691
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,267,304)	52,899,212	(33,576,656)	35,259,963	(5,247,239)	46,233,028
NET ASSETS
Beginning of period	$242,480,525	$189,581,313	$396,642,147	$361,382,184	$133,580,281	$87,347,253
End of period	$238,213,221	$242,480,525	$363,065,491	$396,642,147	$128,333,042	$133,580,281

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$20,869	$(140,871)	$4,373	$(8,332)	$550,393	$1,354,264
Net realized gain (loss)	15,428,325	34,406,923	(230,124)	297,057	(162,984)	(989,701)
Change in unrealized appreciation/(depreciation)	(18,054,111)	36,711,988	272,195	454,077	269,975	2,675,899
Net increase (decrease) in net assets resulting from operations	(2,604,917)	70,978,040	46,444	742,802	657,384	3,040,462
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(7,232,735)	(436,600)	—	—	(195,412)	(443,589)
Class C	(1,084,575)	(13,157)	—	—	(3,465)	(8,203)
Class I	(12,655,507)	(921,904)	—	—	(386,867)	(1,013,778)
Class R6	—	—	—	—	—	—
Total distributions	(20,972,817)	(1,371,661)	—	—	(585,744)	(1,465,570)
CAPITAL SHARE TRANSACTIONS	4,253,344	13,459,575	(54,312)	2,615,155	(595,240)	(2,668,246)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,324,390)	83,065,954	(7,868)	3,357,957	(523,600)	(1,093,354)
NET ASSETS
Beginning of period	$279,401,506	$196,335,552	$5,719,979	$2,362,022	$30,230,197	$31,323,551
End of period	$260,077,116	$279,401,506	$5,712,111	$5,719,979	$29,706,597	$30,230,197

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$1,134,731	$2,269,827	$8,332,747	$14,960,656
Net realized gain (loss)	(473,295)	(800,021)	(506,955)	(1,106,937)
Change in unrealized appreciation/(depreciation)	(190,055)	3,570,925	2,898,007	12,533,617
Net increase (decrease) in net assets resulting from operations	471,381	5,040,731	10,723,799	26,387,336
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(898,810)	(1,717,866)	(80,969)	(166,086)
Class C	(10,089)	(21,770)	—	—
Class I	(298,251)	(570,665)	(8,743,926)	(17,520,565)
Class R6	—	—	—	—
Total distributions	(1,207,150)	(2,310,301)	(8,824,895)	(17,686,651)
CAPITAL SHARE TRANSACTIONS	(1,935,734)	1,228,142	17,676,958	718,730
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,671,503)	3,958,572	19,575,862	9,419,415
NET ASSETS
Beginning of period	$37,435,590	$33,477,018	$367,051,856	$357,632,441
End of period	$34,764,087	$37,435,590	$386,627,718	$367,051,856

See accompanying Notes to Financial Statements

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023		2022		2021		2020
Net asset value, beginning of period	$15.14		$14.72		$13.84		$14.63		$13.77		$13.47
Income from investment operations:
Net investment income (loss)(a)	0.06		0.13		0.01		(0.04)		(0.45)		0.19
Net realized and unrealized gain (loss)	0.32		1.08		1.07		(0.72)		1.37		0.24
Total from investment operations	0.38		1.21		1.08		(0.76)		0.92		0.43
Distributions:
Dividends from net investment income	(0.18)		(0.28)		(0.20)		(0.03)		(0.06)		(0.13)
Dividends from net realized gains	—		(0.51)		—		—		—		—
Total distributions**	(0.18)		(0.79)		(0.20)		(0.03)		(0.06)		(0.13)
Net asset value, end of period	$15.34		$15.14		$14.72		$13.84		$14.63		$13.77
Ratios and supplemental data:
Total return(b)	2.43%		8.61%		7.76%		(5.22%)		6.67%		3.27%
Net assets, end of period (000)	$855,797		$905,712		$1,009,976		$1,244,117		$1,334,984		$817,405
Ratio of net expenses to average net assets	1.20	%(c)(i)	1.20	%(d)	1.20	%(e)	1.16	%(f)	1.14	%(g)	1.20	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	1.21	%(i)	1.21%		1.21%		1.17%		1.14%		1.21%
Ratio of net investment income (loss) to average net assets	0.80	%(i)	0.91%		0.06%		(1.12%)		(3.15%)		1.43%
Portfolio turnover rate(j)	21%		35%		28%		41%		49%		77%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the period ended April 30, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.02% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.01% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2021.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.05% for the year ended October 31, 2020.

(i)  Annualized.

(j)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023		2022		2021		2020
Net asset value, beginning of period	$15.22		$14.79		$13.92		$14.80		$13.98		$13.70
Income from investment operations:
Net investment income (loss)(a)	0.00		0.02		(0.10)		(0.27)		(0.57)		0.10
Net realized and unrealized gain (loss)	0.31		1.10		1.07		(0.61)		1.39		0.24
Total from investment operations	0.31		1.12		0.97		(0.88)		0.82		0.34
Distributions:
Dividends from net investment income	(0.13)		(0.18)		(0.10)		—		(0.00	)*	(0.06)
Dividends from net realized gains	—		(0.51)		—		—		—		—
Total distributions**	(0.13)		(0.69)		(0.10)		—		(0.00	)*	(0.06)
Net asset value, end of period	$15.40		$15.22		$14.79		$13.92		$14.80		$13.98
Ratios and supplemental data:
Total return(b)	2.05%		7.80%		6.93%		(5.95%)		5.88%		2.46%
Net assets, end of period (000)	$207,480		$215,591		$254,478		$306,312		$322,432		$252,490
Ratio of net expenses to average net assets	1.95	%(c)(i)	1.95	%(d)	1.95	%(e)	1.91	%(f)	1.89	%(g)	1.95	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	1.96	%(i)	1.96%		1.96%		1.92%		1.89%		1.96%
Ratio of net investment income (loss) to average net assets	0.05	%(i)	0.16%		(0.69%)		(1.87%)		(3.92%)		0.70%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the period ended April 30, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.77% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.76% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2021.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.80% for the year ended October 31, 2020.

(i)  Annualized.

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.95		$14.54		$13.68		$14.45		$13.60		$13.30
Income from investment operations:
Net investment income (loss)(a)	0.08		0.17		0.04		(0.12)		(0.41)		0.22
Net realized and unrealized gain (loss)	0.29		1.07		1.06		(0.59)		1.35		0.24
Total from investment operations	0.37		1.24		1.10		(0.71)		0.94		0.46
Distributions:
Dividends from net investment income	(0.19)		(0.32)		(0.24)		(0.06)		(0.09)		(0.16)
Dividends from net realized gains	—		(0.51)		—		—		—		—
Total distributions**	(0.19)		(0.83)		(0.24)		(0.06)		(0.09)		(0.16)
Net asset value, end of period	$15.13		$14.95		$14.54		$13.68		$14.45		$13.60
Ratios and supplemental data:
Total return(b)	2.59%		8.86%		8.07%		(5.01%)		6.92%		3.51%
Net assets, end of period (000)	$14,248,067		$13,793,265		$12,620,874		$14,470,090		$14,780,637		$9,207,961
Ratio of net expenses to average net assets	0.95	%(c)(i)	0.95	%(d)	0.95	%(e)	0.91	%(f)	0.89	%(g)	0.95	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	0.96	%(i)	0.96%		0.95%		0.92%		0.89%		0.96%
Ratio of net investment income (loss) to average net assets	1.05	%(i)	1.16%		0.31%		(0.87%)		(2.90%)		1.66%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the period ended April 30, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.77% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.76% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2021.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.80% for the year ended October 31, 2020.

(i)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,								June 23, 2020• through October 31,
	2025		2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.95		$14.54		$13.68		$14.46		$13.61		$13.35
Income from investment operations:
Net investment income (loss)(a)	0.08		0.18		0.06		(0.11)		(0.38)		0.05
Net realized and unrealized gain (loss)	0.31		1.07		1.05		(0.60)		1.33		0.21
Total from investment operations	0.39		1.25		1.11		(0.71)		0.95		0.26
Distributions:
Dividends from net investment income	(0.20)		(0.33)		(0.25)		(0.07)		(0.10)		—
Dividends from net realized gains	—		(0.51)		—		—		—		—
Total distributions**	(0.20)		(0.84)		(0.25)		(0.07)		(0.10)		—
Net asset value, end of period	$15.14		$14.95		$14.54		$13.68		$14.46		$13.61
Ratios and supplemental data:
Total return(b)	2.64%		8.94%		8.08%		(4.94%)		6.99%		1.95%
Net assets, end of period (000)	$404,746		$160,669		$49,159		$43,956		$8,846		$10
Ratio of net expenses to average net assets	0.85	%(c)(i)	0.86	%(d)	0.86	%(e)	0.86	%(f)	0.82	%(g)	0.77	%(h)(i)
Ratio of gross expenses to average net assets prior to expense reductions	0.85	%(i)	0.86%		0.87%		0.87%		0.83%		0.77	%(i)
Ratio of net investment income (loss) to average net assets	1.10	%(i)	1.24%		0.40%		(0.82%)		(2.64%)		1.06	%(i)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the period ended April 30, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2021.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.66% for the year ended October 31, 2020.

(i)  Annualized.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.00		$14.05	$13.08	$14.66	$12.35	$11.88
Income from investment operations:
Net investment income (loss)(a)	0.02		0.05	0.08	0.06	0.06	0.10
Net realized and unrealized gain (loss)	(0.13)		2.96	0.98	(1.60)	2.32	0.47
Total from investment operations	(0.11)		3.01	1.06	(1.54)	2.38	0.57
Distributions:
Dividends from net investment income	(0.04)		(0.06)	(0.09)	(0.04)	(0.07)	(0.10)
Dividends from net realized gains	—		—	—	—	—	—
Total distributions**	(0.04)		(0.06)	(0.09)	(0.04)	(0.07)	(0.10)
Net asset value, end of period	$16.85		$17.00	$14.05	$13.08	$14.66	$12.35
Ratios and supplemental data:
Total return(b)	(0.67%)		21.45%	8.10%	(10.51%)	19.20%	4.92%
Net assets, end of period (000)	$25,984		$30,130	$24,754	$33,814	$34,309	$15,782
Ratio of net expenses to average net assets	1.14	%(c)	1.15%	1.17%	1.16%	1.17%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.14	%(c)	1.15%	1.17%	1.16%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets	0.25	%(c)	0.34%	0.58%	0.42%	0.44%	0.84%
Portfolio turnover rate(d)	3%		20%	19%	32%	39%	57%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.45		$13.67	$12.78	$14.39	$12.18	$11.72
Income from investment operations:
Net investment income (loss)(a)	(0.04)		(0.07)	(0.03)	(0.04)	(0.04)	0.01
Net realized and unrealized gain (loss)	(0.12)		2.88	0.96	(1.57)	2.28	0.48
Total from investment operations	(0.16)		2.81	0.93	(1.61)	2.24	0.49
Distributions:
Dividends from net investment income	(0.01)		(0.03)	(0.04)	—	(0.03)	(0.03)
Dividends from net realized gains	—		—	—	—	—	—
Total distributions**	(0.01)		(0.03)	(0.04)	—	(0.03)	(0.03)
Net asset value, end of period	$16.28		$16.45	$13.67	$12.78	$14.39	$12.18
Ratios and supplemental data:
Total return(b)	(1.05%)		20.55%	7.28%	(11.19%)	18.43%	4.19%
Net assets, end of period (000)	$12,359		$11,877	$8,703	$7,884	$6,960	$3,429
Ratio of net expenses to average net assets	1.89	%(c)	1.90%	1.92%	1.91%	1.92%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.89	%(c)	1.90%	1.92%	1.91%	1.92%	1.95%
Ratio of net investment income (loss) to average net assets	(0.50	%)(c)	(0.42%)	(0.20%)	(0.31%)	(0.30%)	0.08%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.03		$14.07	$13.09	$14.66	$12.34	$11.87
Income from investment operations:
Net investment income (loss)(a)	0.04		0.09	0.11	0.10	0.10	0.13
Net realized and unrealized gain (loss)	(0.13)		2.96	0.99	(1.61)	2.31	0.47
Total from investment operations	(0.09)		3.05	1.10	(1.51)	2.41	0.60
Distributions:
Dividends from net investment income	(0.05)		(0.09)	(0.12)	(0.06)	(0.09)	(0.13)
Dividends from net realized gains	—		—	—	—	—	—
Total distributions**	(0.05)		(0.09)	(0.12)	(0.06)	(0.09)	(0.13)
Net asset value, end of period	$16.89		$17.03	$14.07	$13.09	$14.66	$12.34
Ratios and supplemental data:
Total return(b)	(0.52%)		21.75%	8.41%	(10.33%)	19.60%	5.09%
Net assets, end of period (000)	$659,302		$655,189	$527,423	$547,166	$514,903	$342,851
Ratio of net expenses to average net assets	0.89	%(c)	0.90%	0.92%	0.91%	0.92%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	0.89	%(c)	0.90%	0.92%	0.91%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets	0.50	%(c)	0.58%	0.81%	0.69%	0.73%	1.09%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023		2022		2021		2020
Net asset value, beginning of period	$16.99		$14.93		$14.60		$15.46		$11.18		$11.63
Income from investment operations:
Net investment income (loss)(a)	0.14		0.41		0.19		(0.06)		(0.13)		(0.08)
Net realized and unrealized gain (loss)	0.20		1.91		0.14		(0.80)		4.41		(0.36)
Total from investment operations	0.34		2.32		0.33		(0.86)		4.28		(0.44)
Distributions:
Dividends from net investment income	(0.61)		(0.26)		—		—		—		(0.01)
Dividends from net realized gains	(0.46)		—		—		—		—		—
Return of capital	—		—		—		—		—		(0.00	)*
Total distributions**	(1.07)		(0.26)		—		—		—		(0.01)
Net asset value, end of period	$16.26		$16.99		$14.93		$14.60		$15.46		$11.18
Ratios and supplemental data:
Total return(b)	2.03%		15.82%		2.12%		(5.44%)		38.19%		(3.77%)
Net assets, end of period (000)	$65,664		$67,243		$65,214		$55,800		$51,971		$40,748
Ratio of net expenses to average net assets	2.50	%(c)(i)	2.43	%(d)	2.38	%(e)	2.38	%(f)	2.34	%(g)	2.91	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	2.50	%(i)	2.43%		2.38%		2.38%		2.34%		2.92%
Ratio of net investment income (loss) to average net assets	1.78	%(i)	2.49%		1.21%		(0.43%)		(0.88%)		(0.68%)
Portfolio turnover rate(j)	197%		342%		194%		214%		211%		206%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the period ended April 30, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.63% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.67% for the year ended October 31, 2021.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.71% for the year ended October 31, 2020.

(i)  Annualized.

(j)  Not annualized.

www.calamos.com

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023		2022		2021		2020
Net asset value, beginning of period	$16.05		$14.11		$13.90		$14.83		$10.80		$11.32
Income from investment operations:
Net investment income (loss)(a)	0.08		0.28		0.07		(0.17)		(0.24)		(0.16)
Net realized and unrealized gain (loss)	0.17		1.80		0.14		(0.76)		4.27		(0.36)
Total from investment operations	0.25		2.08		0.21		(0.93)		4.03		(0.52)
Distributions:
Dividends from net investment income	(0.48)		(0.14)		—		—		—		—
Dividends from net realized gains	(0.46)		—		—		—		—		—
Return of capital	—		—		—		—		—		(0.00	)*
Total distributions**	(0.94)		(0.14)		—		—		—		(0.00	)*
Net asset value, end of period	$15.36		$16.05		$14.11		$13.90		$14.83		$10.80
Ratios and supplemental data:
Total return(b)	1.72%		14.92%		1.37%		(6.20%)		37.31%		(4.59%)
Net assets, end of period (000)	$28,873		$32,322		$32,461		$31,352		$29,980		$22,528
Ratio of net expenses to average net assets	3.25	%(c)(i)	3.17	%(d)	3.13	%(e)	3.12	%(f)	3.09	%(g)	3.65	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	3.25	%(i)	3.17%		3.13%		3.12%		3.09%		3.65%
Ratio of net investment income (loss) to average net assets	1.03	%(i)	1.74%		0.46%		(1.19%)		(1.63%)		(1.43%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the period ended April 30, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.38% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.42% for the year ended October 31, 2021.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.46% for the year ended October 31, 2020.

(i)  Annualized.
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023		2022		2021		2020
Net asset value, beginning of period	$17.27		$15.17		$14.81		$15.64		$11.28		$11.75
Income from investment operations:
Net investment income (loss)(a)	0.17		0.46		0.23		(0.02)		(0.10)		(0.05)
Net realized and unrealized gain (loss)	0.19		1.94		0.13		(0.81)		4.46		(0.37)
Total from investment operations	0.36		2.40		0.36		(0.83)		4.36		(0.42)
Distributions:
Dividends from net investment income	(0.65)		(0.30)		(0.00	)*	—		—		(0.02)
Dividends from net realized gains	(0.46)		—		—		—		—		—
Return of capital	—		—		—		—		—		(0.03)
Total distributions**	(1.11)		(0.30)		(0.00	)*	—		—		(0.05)
Net asset value, end of period	$16.52		$17.27		$15.17		$14.81		$15.64		$11.28
Ratios and supplemental data:
Total return(b)	2.22%		16.10%		2.40%		(5.25%)		38.69%		(3.67%)
Net assets, end of period (000)	$916,136		$944,265		$838,221		$697,472		$476,965		$344,843
Ratio of net expenses to average net assets	2.25	%(c)(i)	2.18	%(d)	2.13	%(e)	2.14	%(f)	2.09	%(g)	2.64	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	2.25	%(i)	2.18%		2.13%		2.14%		2.09%		2.65%
Ratio of net investment income (loss) to average net assets	2.03	%(i)	2.75%		1.48%		(0.12%)		(0.63%)		(0.42%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the period ended April 30, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.42% for the year ended October 31, 2021.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.46% for the year ended October 31, 2020.

(i)  Annualized.

www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30, 2025		Year Ended October 31, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of period	$9.95		$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.11		0.00
Net realized and unrealized gain (loss)	0.15		0.16		(0.27)
Total from investment operations	0.14		0.27		(0.27)
Distributions:
Dividends from net investment income	(0.11)		(0.04)		—
Dividends from net realized gains	(0.15)		(0.01)		—
Total distributions**	(0.26)		(0.05)		—
Net asset value, end of period	$9.83		$9.95		$9.73
Ratios and supplemental data:
Total return(b)	1.60%		2.73%		(2.70%)
Net assets, end of period (000)	$123		$123		$97
Ratio of net expenses to average net assets	2.23	%(c)(d)	2.16	%(e)	1.50	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	7.27	%(c)	12.56%		6.06	%(c)
Ratio of net investment income (loss) to average net assets	(0.31	%)(c)	1.11%		0.52	%(c)
Portfolio turnover rate(f)	73%		136%		13%

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the period ended April 30, 2025.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the year ended October 31, 2024.

(f)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30, 2025		Year Ended October 31, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of period	$9.88		$9.72		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05)		0.03		0.00
Net realized and unrealized gain (loss)	0.15		0.17		(0.28)
Total from investment operations	0.10		0.20		(0.28)
Distributions:
Dividends from net investment income	(0.04)		(0.03)		—
Dividends from net realized gains	(0.15)		(0.01)		—
Total distributions**	(0.19)		(0.04)		—
Net asset value, end of period	$9.79		$9.88		$9.72
Ratios and supplemental data:
Total return(b)	1.17%		1.98%		(2.80%)
Net assets, end of period (000)	$100		$99		$97
Ratio of net expenses to average net assets	2.98	%(c)(d)	2.91	%(e)	2.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	8.02	%(c)	13.31%		6.81	%(c)
Ratio of net investment income (loss) to average net assets	(1.05	%)(c)	0.31%		(0.23	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the period ended April 30, 2025.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the year ended October 31, 2024.

www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30, 2025		Year Ended October 31, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of period	$9.97		$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.00		0.13		0.01
Net realized and unrealized gain (loss)	0.15		0.17		(0.28)
Total from investment operations	0.15		0.30		(0.27)
Distributions:
Dividends from net investment income	(0.14)		(0.05)		—
Dividends from net realized gains	(0.15)		(0.01)		—
Total distributions**	(0.29)		(0.06)		—
Net asset value, end of period	$9.83		$9.97		$9.73
Ratios and supplemental data:
Total return(b)	1.58%		3.07%		(2.70%)
Net assets, end of period (000)	$1,790		$1,875		$1,864
Ratio of net expenses to average net assets	1.98	%(c)(d)	1.91	%(e)	1.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	7.03	%(c)	12.31%		5.81	%(c)
Ratio of net investment income (loss) to average net assets	(0.06	%)(c)	1.31%		1.13	%(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the period ended April 30, 2025.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the year ended October 31, 2024.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.45		$18.18	$18.57	$27.25	$22.78	$17.45
Income from investment operations:
Net investment income (loss)(a)	(0.12)		(0.09)	(0.08)	(0.27)	(0.61)	0.47
Net realized and unrealized gain (loss)	0.03		3.75	(0.15)	(5.20)	6.68	4.99
Total from investment operations	(0.09)		3.66	(0.23)	(5.47)	6.07	5.46
Distributions:
Dividends from net investment income	(0.12)		(0.17)	(0.16)	(0.02)	(0.06)	(0.13)
Dividends from net realized gains	(0.11)		(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.23)		(0.39)	(0.16)	(3.21)	(1.60)	(0.13)
Net asset value, end of period	$21.13		$21.45	$18.18	$18.57	$27.25	$22.78
Ratios and supplemental data:
Total return(b)	(0.47%)		20.35%	(1.26%)	(22.29%)	27.09%	31.58%
Net assets, end of period (000)	$223,300		$248,573	$243,516	$294,233	$422,476	$333,481
Ratio of net expenses to average net assets	1.14	%(c)	1.13%	1.13%	1.10%	1.08%	1.13%
Ratio of gross expenses to average net assets prior to expense reductions	1.14	%(c)	1.13%	1.13%	1.10%	1.08%	1.13%
Ratio of net investment income (loss) to average net assets	(1.10	%)(c)	(0.47%)	(0.44%)	(1.30%)	(2.35%)	2.37%
Portfolio turnover rate(d)	43%		54%	40%	39%	41%	71%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.75		$17.62	$18.03	$26.73	$22.48	$17.27
Income from investment operations:
Net investment income (loss)(a)	(0.19)		(0.24)	(0.22)	(0.42)	(0.80)	0.32
Net realized and unrealized gain (loss)	0.02		3.64	(0.13)	(5.09)	6.59	4.93
Total from investment operations	(0.17)		3.40	(0.35)	(5.51)	5.79	5.25
Distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.06)	—	—	(0.04)
Dividends from net realized gains	(0.11)		(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.16)		(0.27)	(0.06)	(3.19)	(1.54)	(0.04)
Net asset value, end of period	$20.42		$20.75	$17.62	$18.03	$26.73	$22.48
Ratios and supplemental data:
Total return(b)	(0.86%)		19.46%	(2.01%)	(22.88%)	26.16%	30.53%
Net assets, end of period (000)	$24,764		$29,466	$31,773	$41,804	$71,925	$56,935
Ratio of net expenses to average net assets	1.89	%(c)	1.88%	1.88%	1.85%	1.83%	1.88%
Ratio of gross expenses to average net assets prior to expense reductions	1.89	%(c)	1.88%	1.88%	1.85%	1.83%	1.88%
Ratio of net investment income (loss) to average net assets	(1.85	%)(c)	(1.22%)	(1.19%)	(2.04%)	(3.10%)	1.65%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.28		$15.55	$15.91	$23.82	$20.05	$15.38
Income from investment operations:
Net investment income (loss)(a)	(0.08)		(0.04)	(0.03)	(0.19)	(0.48)	0.46
Net realized and unrealized gain (loss)	0.03		3.21	(0.12)	(4.49)	5.86	4.39
Total from investment operations	(0.05)		3.17	(0.15)	(4.68)	5.38	4.85
Distributions:
Dividends from net investment income	(0.15)		(0.22)	(0.21)	(0.04)	(0.07)	(0.18)
Dividends from net realized gains	(0.11)		(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.26)		(0.44)	(0.21)	(3.23)	(1.61)	(0.18)
Net asset value, end of period	$17.97		$18.28	$15.55	$15.91	$23.82	$20.05
Ratios and supplemental data:
Total return(b)	(0.35%)		20.67%	(1.04%)	(22.09%)	27.40%	31.91%
Net assets, end of period (000)	$532,091		$593,170	$559,907	$680,441	$1,161,030	$773,460
Ratio of net expenses to average net assets	0.89	%(c)	0.88%	0.88%	0.85%	0.83%	0.88%
Ratio of gross expenses to average net assets prior to expense reductions	0.89	%(c)	0.88%	0.88%	0.85%	0.83%	0.88%
Ratio of net investment income (loss) to average net assets	(0.85	%)(c)	(0.22%)	(0.19%)	(1.04%)	(2.09%)	2.60%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.00		$10.01	$9.59	$14.85	$13.48	$11.08
Income from investment operations:
Net investment income (loss)(a)	0.00		(0.06)	(0.15)	(0.01)	(0.44)	0.24
Net realized and unrealized gain (loss)	0.47		2.05	0.60	(3.45)	2.95	2.37
Total from investment operations	0.47		1.99	0.45	(3.46)	2.51	2.61
Distributions:
Dividends from net investment income	—		—	(0.03)	(0.01)	(0.01)	(0.06)
Dividends from net realized gains	—		—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—		—	(0.03)	(1.80)	(1.14)	(0.21)
Net asset value, end of period	$12.47		$12.00	$10.01	$9.59	$14.85	$13.48
Ratios and supplemental data:
Total return(b)	3.92%		19.88%	4.78%	(26.01%)	18.86%	23.93%
Net assets, end of period (000)	$7,838		$8,122	$8,455	$10,698	$17,865	$11,231
Ratio of net expenses to average net assets	1.33	%(c)	1.35%	1.34%	1.28%	1.25%	1.33%
Ratio of gross expenses to average net assets prior to expense reductions	1.33	%(c)	1.35%	1.34%	1.28%	1.25%	1.34%
Ratio of net investment income (loss) to average net assets	(0.07	%)(c)	(0.52%)	(1.48%)	(0.11%)	(2.96%)	1.96%
Portfolio turnover rate(d)	19%		40%	27%	31%	35%	48%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.42		$9.60	$9.23	$14.47	$13.25	$10.93
Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.14)	(0.22)	(0.09)	(0.54)	0.14
Net realized and unrealized gain (loss)	0.46		1.96	0.59	(3.36)	2.89	2.35
Total from investment operations	0.41		1.82	0.37	(3.45)	2.35	2.49
Distributions:
Dividends from net investment income	—		—	—	—	—	(0.02)
Dividends from net realized gains	—		—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—		—	—	(1.79)	(1.13)	(0.17)
Net asset value, end of period	$11.83		$11.42	$9.60	$9.23	$14.47	$13.25
Ratios and supplemental data:
Total return(b)	3.59%		18.96%	4.01%	(26.58%)	17.95%	23.09%
Net assets, end of period (000)	$2,098		$2,086	$2,615	$3,425	$5,448	$4,824
Ratio of net expenses to average net assets	2.08	%(c)	2.10%	2.09%	2.03%	2.00%	2.08%
Ratio of gross expenses to average net assets prior to expense reductions	2.08	%(c)	2.10%	2.09%	2.03%	2.00%	2.09%
Ratio of net investment income (loss) to average net assets	(0.82	%)(c)	(1.28%)	(2.23%)	(0.85%)	(3.72%)	1.21%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.07		$10.04	$9.60	$14.87	$13.50	$11.08
Income from investment operations:
Net investment income (loss)(a)	0.01		(0.03)	(0.13)	0.01	(0.40)	0.26
Net realized and unrealized gain (loss)	0.48		2.06	0.61	(3.46)	2.94	2.39
Total from investment operations	0.49		2.03	0.48	(3.45)	2.54	2.65
Distributions:
Dividends from net investment income	—		—	(0.04)	(0.03)	(0.04)	(0.08)
Dividends from net realized gains	—		—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—		—	(0.04)	(1.82)	(1.17)	(0.23)
Net asset value, end of period	$12.56		$12.07	$10.04	$9.60	$14.87	$13.50
Ratios and supplemental data:
Total return(b)	4.06%		20.22%	5.00%	(25.82%)	19.09%	24.36%
Net assets, end of period (000)	$123,930		$117,598	$109,319	$117,766	$260,688	$192,475
Ratio of net expenses to average net assets	1.08	%(c)	1.10%	1.09%	1.03%	1.00%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.08	%(c)	1.10%	1.09%	1.03%	1.00%	1.09%
Ratio of net investment income (loss) to average net assets	0.18	%(c)	(0.27%)	(1.23%)	0.13%	(2.71%)	2.19%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$34.52		$22.20	$26.35	$42.31	$29.18	$22.31
Income from investment operations:
Net investment income (loss)(a)	(0.17)		(0.33)	(0.26)	(0.24)	(0.45)	(0.28)
Net realized and unrealized gain (loss)	(0.85)		12.65	(3.89)	(15.72)	14.95	8.29
Total from investment operations	(1.02)		12.32	(4.15)	(15.96)	14.50	8.01
Distributions:
Dividends from net investment income	(0.89)		—	—	—	—	—
Dividends from net realized gains	—		—	—	—	(1.37)	(1.14)
Return of capital	—		—	—	—	(0.00)*	—
Total distributions**	(0.89)		—	—	—	(1.37)	(1.14)
Net asset value, end of period	$32.61		$34.52	$22.20	$26.35	$42.31	$29.18
Ratios and supplemental data:
Total return(b)	(3.27%)		55.54%	(15.75%)	(37.71%)	50.42%	37.60%
Net assets, end of period (000)	$24,268		$27,306	$18,283	$23,762	$35,274	$9,313
Ratio of net expenses to average net assets	1.30	%(c)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.32	%(c)	1.35%	1.37%	1.37%	1.37%	1.40%
Ratio of net investment income (loss) to average net assets	(0.95	%)(c)	(1.09%)	(1.03%)	(0.78%)	(1.15%)	(1.16%)
Portfolio turnover rate(d)	95%		229%	215%	197%	165%	181%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			June 25, 2021• through October 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$34.69		$22.48	$26.88	$43.50	$41.91
Income from investment operations:
Net investment income (loss)(a)	(0.30)		(0.55)	(0.45)	(0.45)	(0.82)
Net realized and unrealized gain (loss)	(0.87)		12.76	(3.95)	(16.17)	2.41
Total from investment operations	(1.17)		12.21	(4.40)	(16.62)	1.59
Distributions:
Dividends from net investment income	(0.67)		—	—	—	—
Dividends from net realized gains	—		—	—	—	—
Total distributions**	(0.67)		—	—	—	—
Net asset value, end of period	$32.85		$34.69	$22.48	$26.88	$43.50
Ratios and supplemental data:
Total return(b)	(3.64%)		54.40%	(16.37%)	(38.18%)	3.75%
Net assets, end of period (000)	$5,256		$5,035	$3,648	$4,425	$3,165
Ratio of net expenses to average net assets	2.05	%(c)	2.05%	2.05%	2.05%	2.05	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.07	%(c)	2.10%	2.12%	2.12%	2.06	%(c)
Ratio of net investment income (loss) to average net assets	(1.69	%)(c)	(1.84%)	(1.79%)	(1.50%)	(2.00	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.87		$23.01	$27.24	$43.65	$29.99	$22.85
Income from investment operations:
Net investment income (loss)(a)	(0.13)		(0.26)	(0.20)	(0.16)	(0.36)	(0.23)
Net realized and unrealized gain (loss)	(0.88)		13.12	(4.03)	(16.25)	15.39	8.51
Total from investment operations	(1.01)		12.86	(4.23)	(16.41)	15.03	8.28
Distributions:
Dividends from net investment income	(0.97)		—	—	—	—	—
Dividends from net realized gains	—		—	—	—	(1.37)	(1.14)
Return of capital	—		—	—	—	(0.00)*	—
Total distributions**	(0.97)		—	—	—	(1.37)	(1.14)
Net asset value, end of period	$33.89		$35.87	$23.01	$27.24	$43.65	$29.99
Ratios and supplemental data:
Total return(b)	(3.13%)		55.93%	(15.53%)	(37.57%)	50.80%	37.90%
Net assets, end of period (000)	$302,312		$285,866	$191,831	$292,187	$387,149	$124,867
Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets prior to expense reductions	1.07	%(c)	1.10%	1.12%	1.12%	1.11%	1.16%
Ratio of net investment income (loss) to average net assets	(0.69	%)(c)	(0.84%)	(0.78%)	(0.52%)	(0.90%)	(0.92%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.06		$23.11	$27.33	$43.74	$30.02	$22.86
Income from investment operations:
Net investment income (loss)(a)	(0.11)		(0.23)	(0.17)	(0.11)	(0.32)	(0.21)
Net realized and unrealized gain (loss)	(0.88)		13.18	(4.05)	(16.30)	15.41	8.51
Total from investment operations	(0.99)		12.95	(4.22)	(16.41)	15.09	8.30
Distributions:
Dividends from net investment income	(1.00)		—	—	—	—	—
Dividends from net realized gains	—		—	—	—	(1.37)	(1.14)
Total distributions**	(1.00)		—	—	—	(1.37)	(1.14)
Net asset value, end of period	$34.07		$36.06	$23.11	$27.33	$43.74	$30.02
Ratios and supplemental data:
Total return(b)	(3.10%)		56.08%	(15.41%)	(37.51%)	50.96%	37.98%
Net assets, end of period (000)	$27,112		$29,165	$24,499	$22,181	$29,120	$1,562
Ratio of net expenses to average net assets	0.95	%(c)	0.95%	0.92%	0.93%	0.96%	0.98%
Ratio of gross expenses to average net assets prior to expense reductions	0.97	%(c)	1.00%	0.99%	1.00%	1.02%	1.09%
Ratio of net investment income (loss) to average net assets	(0.60	%)(c)	(0.74%)	(0.67%)	(0.37%)	(0.80%)	(0.84%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani SMID Growth Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.06		$9.09	$10.14	$18.17	$12.34	$9.01
Income from investment operations:
Net investment income (loss)(a)	(0.08)		(0.14)	(0.10)	(0.08)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	(0.26)		5.11	(0.95)	(6.23)	6.03	3.46
Total from investment operations	(0.34)		4.97	(1.05)	(6.31)	5.83	3.33
Distributions:
Dividends from net investment income	(0.37)		—	—	—	—	—
Dividends from net realized gains	(0.03)		—	—	(1.72)	—	—
Total distributions**	(0.40)		—	—	(1.72)	—	—
Net asset value, end of period	$13.32		$14.06	$9.09	$10.14	$18.17	$12.34
Ratios and supplemental data:
Total return(b)	(2.78%)		54.68%	(10.36%)	(37.07%)	47.04%	36.96%
Net assets, end of period (000)	$354		$293	$341	$305	$162	$182
Ratio of net expenses to average net assets	1.35	%(c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.65	%(c)	1.83%	1.98%	1.93%	1.79%	2.45%
Ratio of net investment income (loss) to average net assets	(1.12	%)(c)	(1.14%)	(1.06%)	(0.68%)	(1.22%)	(1.21%)
Portfolio turnover rate(d)	90%		220%	231%	205%	188%	201%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Timpani SMID Growth Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.27		$9.20	$10.23	$18.28	$12.38	$9.02
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.11)	(0.08)	(0.06)	(0.16)	(0.10)
Net realized and unrealized gain (loss)	(0.27)		5.18	(0.95)	(6.27)	6.06	3.46
Total from investment operations	(0.33)		5.07	(1.03)	(6.33)	5.90	3.36
Distributions:
Dividends from net investment income	(0.39)		—	—	—	—	—
Dividends from net realized gains	(0.03)		—	—	(1.72)	—	—
Total distributions**	(0.42)		—	—	(1.72)	—	—
Net asset value, end of period	$13.52		$14.27	$9.20	$10.23	$18.28	$12.38
Ratios and supplemental data:
Total return(b)	(2.65%)		55.11%	(10.07%)	(36.95%)	47.46%	37.25%
Net assets, end of period (000)	$30,831		$25,448	$15,495	$16,497	$25,793	$16,877
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.40	%(c)	1.56%	1.73%	1.65%	1.55%	2.25%
Ratio of net investment income (loss) to average net assets	(0.87	%)(c)	(0.90%)	(0.80%)	(0.48%)	(0.98%)	(0.94%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani SMID Growth Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.28		$9.21	$10.23	$18.28	$12.38	$9.02
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.11)	(0.08)	(0.05)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	(0.26)		5.18	(0.94)	(6.28)	6.08	3.45
Total from investment operations	(0.32)		5.07	(1.02)	(6.33)	5.90	3.36
Distributions:
Dividends from net investment income	(0.40)		—	—	—	—	—
Dividends from net realized gains	(0.03)		—	—	(1.72)	—	—
Total distributions**	(0.43)		—	—	(1.72)	—	—
Net asset value, end of period	$13.53		$14.28	$9.21	$10.23	$18.28	$12.38
Ratios and supplemental data:
Total return(b)	(2.62%)		55.05%	(9.97%)	(36.95%)	47.46%	37.25%
Net assets, end of period (000)	$501		$508	$320	$355	$499	$12
Ratio of net expenses to average net assets	1.06	%(c)	1.07%	1.07%	1.07%	1.08%	1.06%
Ratio of gross expenses to average net assets prior to expense reductions	1.37	%(c)	1.53%	1.70%	1.63%	1.48%	2.25%
Ratio of net investment income (loss) to average net assets	(0.83	%)(c)	(0.87%)	(0.77%)	(0.43%)	(1.04%)	(0.90%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(c)  Annualized.

www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.28		$32.47	$28.24	$45.88	$34.96	$32.23
Income from investment operations:
Net investment income (loss)(a)	(0.17)		(0.28)	(0.13)	(0.22)	(0.33)	(0.14)
Net realized and unrealized gain (loss)	(0.80)		13.69	4.36	(12.47)	15.44	5.90
Total from investment operations	(0.97)		13.41	4.23	(12.69)	15.11	5.76
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(2.95)		(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(2.95)		(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of period	$40.36		$44.28	$32.47	$28.24	$45.88	$34.96
Ratios and supplemental data:
Total return(b)	(2.93%)		42.45%	14.98%	(30.58%)	46.00%	19.11%
Net assets, end of period (000)	$1,068,043		$1,168,908	$925,437	$900,167	$1,436,709	$1,093,909
Ratio of net expenses to average net assets	1.28	%(c)	1.29%	1.32%	1.30%	1.28%	1.34%
Ratio of gross expenses to average net assets prior to expense reductions	1.28	%(c)	1.29%	1.32%	1.30%	1.28%	1.34%
Ratio of net investment income (loss) to average net assets	(0.78	%)(c)	(0.69%)	(0.43%)	(0.64%)	(0.80%)	(0.45%)
Portfolio turnover rate(d)	28%		42%	57%	42%	45%	115%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.83		$12.59	$11.03	$21.21	$18.18	$18.26
Income from investment operations:
Net investment income (loss)(a)	(0.11)		(0.21)	(0.14)	(0.19)	(0.29)	(0.20)
Net realized and unrealized gain (loss)	(0.08)		5.05	1.70	(5.04)	7.51	3.15
Total from investment operations	(0.19)		4.84	1.56	(5.23)	7.22	2.95
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(2.95)		(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(2.95)		(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of period	$12.69		$15.83	$12.59	$11.03	$21.21	$18.18
Ratios and supplemental data:
Total return(b)	(3.30%)		41.38%	14.14%	(31.12%)	44.94%	18.23%
Net assets, end of period (000)	$9,243		$10,535	$9,493	$12,281	$25,965	$35,843
Ratio of net expenses to average net assets	2.03	%(c)	2.04%	2.08%	2.05%	2.04%	2.09%
Ratio of gross expenses to average net assets prior to expense reductions	2.03	%(c)	2.04%	2.08%	2.05%	2.04%	2.10%
Ratio of net investment income (loss) to average net assets	(1.53	%)(c)	(1.44%)	(1.16%)	(1.39%)	(1.53%)	(1.17%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.
www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$68.73		$49.51	$42.95	$66.93	$49.25	$44.13
Income from investment operations:
Net investment income (loss)(a)	(0.18)		(0.28)	(0.09)	(0.20)	(0.33)	(0.09)
Net realized and unrealized gain (loss)	(1.42)		21.10	6.65	(18.83)	22.20	8.24
Total from investment operations	(1.60)		20.82	6.56	(19.03)	21.87	8.15
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(2.95)		(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(2.95)		(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of period	$64.18		$68.73	$49.51	$42.95	$66.93	$49.25
Ratios and supplemental data:
Total return(b)	(2.81%)		42.83%	15.27%	(30.43%)	46.40%	19.39%
Net assets, end of period (000)	$338,450		$355,529	$262,752	$246,566	$395,431	$291,027
Ratio of net expenses to average net assets	1.03	%(c)	1.04%	1.07%	1.05%	1.03%	1.09%
Ratio of gross expenses to average net assets prior to expense reductions	1.03	%(c)	1.04%	1.07%	1.05%	1.03%	1.09%
Ratio of net investment income (loss) to average net assets	(0.53	%)(c)	(0.44%)	(0.18%)	(0.39%)	(0.56%)	(0.20%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.06		$39.42	$38.33	$48.18	$36.26	$33.43
Income from investment operations:
Net investment income (loss)(a)	0.00		0.08	0.19	0.08	0.07	0.30
Net realized and unrealized gain (loss)	(0.38)		11.32	2.38	(7.32)	13.01	3.74
Total from investment operations	(0.38)		11.40	2.57	(7.24)	13.08	4.04
Distributions:
Dividends from net investment income	(0.24)		(0.26)	(0.44)	(0.24)	(0.27)	(0.41)
Dividends from net realized gains	(1.99)		(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(2.23)		(1.76)	(1.48)	(2.61)	(1.16)	(1.21)
Net asset value, end of period	$46.45		$49.06	$39.42	$38.33	$48.18	$36.26
Ratios and supplemental data:
Total return(b)	(1.02%)		29.65%	6.86%	(15.77%)	36.68%	12.43%
Net assets, end of period (000)	$1,299,428		$1,387,946	$1,182,667	$1,199,491	$1,531,445	$1,163,876
Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.06%	1.05%	1.06%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.05	%(c)	1.05%	1.06%	1.05%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets	(0.01	%)(c)	0.18%	0.48%	0.19%	0.15%	0.86%
Portfolio turnover rate(d)	15%		28%	20%	24%	18%	35%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.11		$39.57	$38.57	$48.55	$36.57	$33.68
Income from investment operations:
Net investment income (loss)(a)	(0.18)		(0.26)	(0.11)	(0.24)	(0.25)	0.04
Net realized and unrealized gain (loss)	(0.38)		11.36	2.38	(7.37)	13.12	3.79
Total from investment operations	(0.56)		11.10	2.27	(7.61)	12.87	3.83
Distributions:
Dividends from net investment income	(0.14)		(0.06)	(0.23)	—	—	(0.14)
Dividends from net realized gains	(1.99)		(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(2.13)		(1.56)	(1.27)	(2.37)	(0.89)	(0.94)
Net asset value, end of period	$46.42		$49.11	$39.57	$38.57	$48.55	$36.57
Ratios and supplemental data:
Total return(b)	(1.40%)		28.70%	6.08%	(16.41%)	35.66%	11.62%
Net assets, end of period (000)	$106,198		$106,421	$79,895	$84,104	$98,647	$101,490
Ratio of net expenses to average net assets	1.80	%(c)	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of gross expenses to average net assets prior to expense reductions	1.80	%(c)	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of net investment income (loss) to average net assets	(0.76	%)(c)	(0.57%)	(0.27%)	(0.56%)	(0.57%)	0.13%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.54		$37.47	$36.50	$46.02	$34.68	$32.03
Income from investment operations:
Net investment income (loss)(a)	0.06		0.19	0.27	0.17	0.17	0.36
Net realized and unrealized gain (loss)	(0.36)		10.75	2.25	(6.97)	12.44	3.58
Total from investment operations	(0.30)		10.94	2.52	(6.80)	12.61	3.94
Distributions:
Dividends from net investment income	(0.27)		(0.37)	(0.51)	(0.35)	(0.38)	(0.49)
Dividends from net realized gains	(1.99)		(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(2.26)		(1.87)	(1.55)	(2.72)	(1.27)	(1.29)
Net asset value, end of period	$43.98		$46.54	$37.47	$36.50	$46.02	$34.68
Ratios and supplemental data:
Total return(b)	(0.90%)		30.00%	7.12%	(15.55%)	37.02%	12.72%
Net assets, end of period (000)	$1,267,597		$1,301,172	$978,583	$977,765	$1,211,985	$818,641
Ratio of net expenses to average net assets	0.80	%(c)	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of gross expenses to average net assets prior to expense reductions	0.80	%(c)	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of net investment income (loss) to average net assets	0.24	%(c)	0.43%	0.73%	0.44%	0.40%	1.11%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				June 23, 2020• through October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$46.57		$37.49	$36.51	$46.04	$34.69	$33.24
Income from investment operations:
Net investment income (loss)(a)	0.07		0.22	0.30	0.21	0.16	0.12
Net realized and unrealized gain (loss)	(0.35)		10.76	2.26	(6.99)	12.49	1.42
Total from investment operations	(0.28)		10.98	2.56	(6.78)	12.65	1.54
Distributions:
Dividends from net investment income	(0.28)		(0.40)	(0.54)	(0.38)	(0.41)	(0.09)
Dividends from net realized gains	(1.99)		(1.50)	(1.04)	(2.37)	(0.89)	—
Total distributions**	(2.27)		(1.90)	(1.58)	(2.75)	(1.30)	(0.09)
Net asset value, end of period	$44.02		$46.57	$37.49	$36.51	$46.04	$34.69
Ratios and supplemental data:
Total return(b)	(0.86%)		30.07%	7.21%	(15.50%)	37.14%	4.63%
Net assets, end of period (000)	$36,283		$37,425	$27,965	$16,688	$5,968	$15
Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	0.72	%(c)	0.73%	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of net investment income (loss) to average net assets	0.32	%(c)	0.51%	0.78%	0.55%	0.38%	0.99	%(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.73		$14.51	$13.41	$17.13	$13.04	$13.37
Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.00 *	0.04	0.03	0.00 *	0.05
Net realized and unrealized gain (loss)	(0.26)		4.90	1.11	(2.41)	5.24	1.13
Total from investment operations	(0.27)		4.90	1.15	(2.38)	5.24	1.18
Distributions:
Dividends from net investment income	—	*	(0.04)	(0.05)	—	(0.02)	(0.06)
Dividends from net realized gains	(0.48)		(0.64)	—	(1.34)	(1.13)	(1.45)
Total distributions**	(0.48)		(0.68)	(0.05)	(1.34)	(1.15)	(1.51)
Net asset value, end of period	$17.98		$18.73	$14.51	$13.41	$17.13	$13.04
Ratios and supplemental data:
Total return(b)	(1.61%)		34.70%	8.61%	(15.01%)	42.42%	9.20%
Net assets, end of period (000)	$6,861		$7,128	$5,250	$5,181	$5,139	$3,534
Ratio of net expenses to average net assets	1.35	%(c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.90	%(c)	1.99%	2.09%	2.03%	2.04%	2.15%
Ratio of net investment income (loss) to average net assets	(0.07	%)(c)	(0.01%)	0.29%	0.23%	0.02%	0.40%
Portfolio turnover rate(d)	9%		24%	28%	25%	20%	22%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023		2022	2021	2020
Net asset value, beginning of period	$17.59		$13.74	$12.77		$16.49	$12.67	$13.07
Income from investment operations:
Net investment income (loss)(a)	(0.07)		(0.12)	(0.06	)(b)	(0.07)	(0.11)	(0.04)
Net realized and unrealized gain (loss)	(0.24)		4.62	1.06		(2.31)	5.07	1.09
Total from investment operations	(0.31)		4.50	1.00		(2.38)	4.96	1.05
Distributions:
Dividends from net investment income	—		(0.01)	(0.03)		—	(0.01)	—
Dividends from net realized gains	(0.48)		(0.64)	—		(1.34)	(1.13)	(1.45)
Total distributions**	(0.48)		(0.65)	(0.03)		(1.34)	(1.14)	(1.45)
Net asset value, end of period	$16.80		$17.59	$13.74		$12.77	$16.49	$12.67
Ratios and supplemental data:
Total return(c)	(1.96%)		33.69%	7.82%		(15.63%)	41.37%	8.35%
Net assets, end of period (000)	$2,660		$2,696	$2,342		$2,202	$2,017	$685
Ratio of net expenses to average net assets	2.10	%(d)	2.10%	2.10%		2.10%	2.10%	2.11%
Ratio of gross expenses to average net assets prior to expense reductions	2.65	%(d)	2.74%	2.85%		2.78%	2.78%	2.91%
Ratio of net investment income (loss) to average net assets	(0.82	%)(d)	(0.75%)	(0.46%)		(0.51%)	(0.74%)	(0.36%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.85		$14.57	$13.44	$17.15	$13.03	$13.36
Income from investment operations:
Net investment income (loss)(a)	0.02		0.04	0.08	0.07	0.04	0.08
Net realized and unrealized gain (loss)	(0.27)		4.93	1.11	(2.41)	5.23	1.12
Total from investment operations	(0.25)		4.97	1.19	(2.34)	5.27	1.20
Distributions:
Dividends from net investment income	(0.02)		(0.05)	(0.06)	(0.03)	(0.02)	(0.08)
Dividends from net realized gains	(0.48)		(0.64)	—	(1.34)	(1.13)	(1.45)
Total distributions**	(0.50)		(0.69)	(0.06)	(1.37)	(1.15)	(1.53)
Net asset value, end of period	$18.10		$18.85	$14.57	$13.44	$17.15	$13.03
Ratios and supplemental data:
Total return(b)	(1.53%)		35.06%	8.88%	(14.76%)	42.73%	9.46%
Net assets, end of period (000)	$10,738		$10,821	$7,639	$10,195	$10,373	$8,974
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.65	%(c)	1.74%	1.84%	1.78%	1.80%	1.88%
Ratio of net investment income (loss) to average net assets	0.18	%(c)	0.23%	0.56%	0.48%	0.28%	0.67%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023	2022	2021	2020
Net asset value, beginning of period	$21.98		$16.77		$15.86	$20.48	$14.93	$14.21
Income from investment operations:
Net investment income (loss)(a)	(0.01	)(b)	(0.02	)(b)	0.03	0.00 *	(0.03)	0.07
Net realized and unrealized gain (loss)	(0.17)		5.99		1.29	(3.12)	6.39	0.74
Total from investment operations	(0.18)		5.97		1.32	(3.12)	6.36	0.81
Distributions:
Dividends from net investment income	—		—		—	—	—	(0.09)
Dividends from net realized gains	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)	—
Total distributions**	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)	(0.09)
Net asset value, end of period	$20.19		$21.98		$16.77	$15.86	$20.48	$14.93
Ratios and supplemental data:
Total return(c)	(1.31%)		36.52%		8.60%	(16.22%)	43.93%	5.71%
Net assets, end of period (000)	$13,486		$14,301		$11,533	$11,628	$14,211	$10,595
Ratio of net expenses to average net assets	1.15	%(d)	1.15%		1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.52	%(d)	1.54%		1.62%	1.57%	1.57%	1.64%
Ratio of net investment income (loss) to average net assets	(0.06	%)(d)	(0.09%)		0.16%	0.00%	(0.19%)	0.49%
Portfolio turnover rate(e)	27%		33%		55%	34%	25%	136%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024		2023	2022	2021	2020
Net asset value, beginning of period	$17.88		$13.86		$13.28	$17.52	$12.97	$12.36
Income from investment operations:
Net investment income (loss)(a)	(0.07	)(b)	(0.14	)(b)	(0.08)	(0.12)	(0.14)	(0.01)
Net realized and unrealized gain (loss)	(0.11)		4.92		1.07	(2.62)	5.50	0.62
Total from investment operations	(0.18)		4.78		0.99	(2.74)	5.36	0.61
Distributions:
Dividends from net investment income	—		—		—	—	—	—
Dividends from net realized gains	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)	—
Total distributions**	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)	—
Net asset value, end of period	$16.09		$17.88		$13.86	$13.28	$17.52	$12.97
Ratios and supplemental data:
Total return(c)	(1.69%)		35.56%		7.76%	(16.85%)	42.92%	4.85%
Net assets, end of period (000)	$356		$347		$120	$170	$887	$1,056
Ratio of net expenses to average net assets	1.90	%(d)	1.90%		1.90%	1.91%	1.90%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	2.27	%(d)	2.29%		2.36%	2.33%	2.33%	2.40%
Ratio of net investment income (loss) to average net assets	(0.82	%)(d)	(0.83%)		(0.57%)	(0.77%)	(0.92%)	(0.11%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

www.calamos.com

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.97		$17.45	$16.45	$21.15	$15.36	$14.62
Income from investment operations:
Net investment income (loss)(a)	0.02		0.03	0.07	0.05	0.01	0.10
Net realized and unrealized gain (loss)	(0.18)		6.25	1.34	(3.23)	6.59	0.76
Total from investment operations	(0.16)		6.28	1.41	(3.18)	6.60	0.86
Distributions:
Dividends from net investment income	(0.03)		(0.00)*	—	(0.02)	—	(0.12)
Dividends from net realized gains	(1.61)		(0.76)	(0.41)	(1.50)	(0.81)	—
Total distributions**	(1.64)		(0.76)	(0.41)	(1.52)	(0.81)	(0.12)
Net asset value, end of period	$21.17		$22.97	$17.45	$16.45	$21.15	$15.36
Ratios and supplemental data:
Total return(b)	(1.17%)		36.92%	8.84%	(16.00%)	44.28%	5.92%
Net assets, end of period (000)	$39,887		$41,449	$31,663	$30,660	$38,585	$36,075
Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.27	%(c)	1.29%	1.37%	1.32%	1.32%	1.39%
Ratio of net investment income (loss) to average net assets	0.19	%(c)	0.16%	0.41%	0.25%	0.07%	0.69%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.94		$16.25	$15.43	$28.83	$22.96	$17.97
Income from investment operations:
Net investment income (loss)(a)	0.00	*(b)	(0.04)	0.05	0.21	0.05	(0.04)
Net realized and unrealized gain (loss)	0.05		5.74	0.77	(9.48)	7.29	5.03
Total from investment operations	0.05		5.70	0.82	(9.27)	7.34	4.99
Distributions:
Dividends from net investment income	—		(0.01)	—	(0.00)*	—	—
Dividends from net realized gains	(0.96)		—	—	(4.13)	(1.47)	—
Total distributions**	(0.96)		(0.01)	—	(4.13)	(1.47)	—
Net asset value, end of period	$21.03		$21.94	$16.25	$15.43	$28.83	$22.96
Ratios and supplemental data:
Total return(c)	0.35%		35.07%	5.31%	(36.67%)	32.76%	27.82%
Net assets, end of period (000)	$47,236		$50,314	$41,631	$46,993	$79,503	$60,527
Ratio of net expenses to average net assets	1.20	%(d)	1.20%	1.16%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.46	%(d)	1.40%	1.49%	1.64%	1.56%	1.52%
Ratio of net investment income (loss) to average net assets	(0.02	%)(d)	(0.21%)	0.27%	1.04%	0.19%	(0.20%)
Portfolio turnover rate(e)	82%		127%	131%	129%	99%	85%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Not annualized.

www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.02		$13.44	$12.86	$24.94	$20.17	$15.91
Income from investment operations:
Net investment income (loss)(a)	(0.07	)(b)	(0.17)	(0.07)	0.05	(0.16)	(0.16)
Net realized and unrealized gain (loss)	0.05		4.75	0.65	(8.00)	6.40	4.42
Total from investment operations	(0.02)		4.58	0.58	(7.95)	6.24	4.26
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(0.96)		—	—	(4.13)	(1.47)	—
Total distributions**	(0.96)		—	—	(4.13)	(1.47)	—
Net asset value, end of period	$17.04		$18.02	$13.44	$12.86	$24.94	$20.17
Ratios and supplemental data:
Total return(c)	(0.09%)		34.15%	4.51%	(37.18%)	31.79%	26.84%
Net assets, end of period (000)	$1,289		$1,452	$1,339	$1,989	$3,953	$6,344
Ratio of net expenses to average net assets	1.95	%(d)	1.95%	1.91%	1.85%	1.85%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	2.21	%(d)	2.15%	2.24%	2.39%	2.31%	2.27%
Ratio of net investment income (loss) to average net assets	(0.79	%)(d)	(0.97%)	(0.48%)	0.27%	(0.69%)	(0.95%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.96		$17.00	$16.10	$29.92	$23.73	$18.53
Income from investment operations:
Net investment income (loss)(a)	0.03		0.01 (b)	0.09	0.27	0.12	0.01
Net realized and unrealized gain (loss)	0.05		6.00	0.81	(9.88)	7.54	5.19
Total from investment operations	0.08		6.01	0.90	(9.61)	7.66	5.20
Distributions:
Dividends from net investment income	—		(0.05)	—	(0.08)	(0.00)*	—
Dividends from net realized gains	(0.96)		—	—	(4.13)	(1.47)	—
Total distributions**	(0.96)		(0.05)	—	(4.21)	(1.47)	—
Net asset value, end of period	$22.08		$22.96	$17.00	$16.10	$29.92	$23.73
Ratios and supplemental data:
Total return(c)	0.47%		35.44%	5.59%	(36.54%)	33.13%	28.06%
Net assets, end of period (000)	$181,251		$184,336	$141,782	$120,520	$216,723	$156,321
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.91%	0.85%	0.85%	0.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.21	%(d)	1.15%	1.24%	1.39%	1.31%	1.28%
Ratio of net investment income (loss) to average net assets	0.23	%(d)	0.03%	0.52%	1.28%	0.43%	0.05%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.24		$17.21	$16.28	$30.20	$23.93	$18.67
Income from investment operations:
Net investment income (loss)(a)	0.05		0.03 (b)	0.11	0.31	0.15	0.05
Net realized and unrealized gain (loss)	0.04		6.07	0.82	(10.00)	7.61	5.21
Total from investment operations	0.09		6.10	0.93	(9.69)	7.76	5.26
Distributions:
Dividends from net investment income	—		(0.07)	—	(0.10)	(0.02)	—
Dividends from net realized gains	(0.96)		—	—	(4.13)	(1.47)	—
Total distributions**	(0.96)		(0.07)	—	(4.23)	(1.49)	—
Net asset value, end of period	$22.37		$23.24	$17.21	$16.28	$30.20	$23.93
Ratios and supplemental data:
Total return(c)	0.51%		35.55%	5.71%	(36.47%)	33.24%	28.23%
Net assets, end of period (000)	$8,437		$6,378	$4,829	$4,332	$1,921	$1,012
Ratio of net expenses to average net assets	0.85	%(d)	0.86%	0.81%	0.75%	0.77%	0.76%
Ratio of gross expenses to average net assets prior to expense reductions	1.11	%(d)	1.06%	1.13%	1.28%	1.22%	1.17%
Ratio of net investment income (loss) to average net assets	0.43	%(d)	0.14%	0.61%	1.59%	0.51%	0.24%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Evolving World Growth Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.61		$14.87	$14.51	$22.25	$19.60	$14.12
Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.06)	0.01	0.12	(0.05)	(0.07)
Net realized and unrealized gain (loss)	(0.74)		4.85	0.46	(7.79)	3.15	5.66
Total from investment operations	(0.79)		4.79	0.47	(7.67)	3.10	5.59
Distributions:
Dividends from net investment income	—		(0.05)	(0.11)	(0.07)	—	(0.11)
Dividends from net realized gains	—		—	—	—	(0.45)	—
Total distributions**	—		(0.05)	(0.11)	(0.07)	(0.45)	(0.11)
Net asset value, end of period	$18.82		$19.61	$14.87	$14.51	$22.25	$19.60
Ratios and supplemental data:
Total return(b)	(4.03%)		32.27%	3.19%	(34.55%)	15.87%	39.81%
Net assets, end of period (000)	$35,715		$42,336	$36,830	$36,890	$54,731	$31,015
Ratio of net expenses to average net assets	1.30	%(c)	1.30%	1.29%	1.30%	1.30%	1.56%
Ratio of gross expenses to average net assets prior to expense reductions	1.65	%(c)	1.65%	1.63%	1.63%	1.60%	1.64%
Ratio of net investment income (loss) to average net assets	(0.48	%)(c)	(0.36%)	0.09%	0.67%	(0.21%)	(0.47%)
Portfolio turnover rate(d)	77%		140%	137%	132%	140%	125%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Evolving World Growth Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.94		$13.67	$13.34	$20.55	$18.26	$13.16
Income from investment operations:
Net investment income (loss)(a)	(0.11)		(0.18)	(0.09)	(0.03)	(0.22)	(0.18)
Net realized and unrealized gain (loss)	(0.67)		4.45	0.42	(7.18)	2.96	5.28
Total from investment operations	(0.78)		4.27	0.33	(7.21)	2.74	5.10
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		—	—	—	(0.45)	—
Total distributions**	—		—	—	—	(0.45)	—
Net asset value, end of period	$17.16		$17.94	$13.67	$13.34	$20.55	$18.26
Ratios and supplemental data:
Total return(b)	(4.35%)		31.24%	2.40%	(35.04%)	15.05%	38.75%
Net assets, end of period (000)	$3,166		$3,709	$3,930	$6,153	$16,050	$13,183
Ratio of net expenses to average net assets	2.05	%(c)	2.05%	2.04%	2.05%	2.05%	2.32%
Ratio of gross expenses to average net assets prior to expense reductions	2.40	%(c)	2.40%	2.38%	2.39%	2.34%	2.39%
Ratio of net investment income (loss) to average net assets	(1.22	%)(c)	(1.11%)	(0.63%)	(0.16%)	(1.04%)	(1.23%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Evolving World Growth Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.82		$15.03	$14.67	$22.51	$19.78	$14.26
Income from investment operations:
Net investment income (loss)(a)	(0.02)		(0.02)	0.06	0.17	0.01	(0.03)
Net realized and unrealized gain (loss)	(0.75)		4.90	0.45	(7.87)	3.18	5.71
Total from investment operations	(0.77)		4.88	0.51	(7.70)	3.19	5.68
Distributions:
Dividends from net investment income	—		(0.09)	(0.15)	(0.14)	(0.01)	(0.16)
Dividends from net realized gains	—		—	—	—	(0.45)	—
Total distributions**	—		(0.09)	(0.15)	(0.14)	(0.46)	(0.16)
Net asset value, end of period	$19.05		$19.82	$15.03	$14.67	$22.51	$19.78
Ratios and supplemental data:
Total return(b)	(3.88%)		32.59%	3.44%	(34.39%)	16.17%	40.16%
Net assets, end of period (000)	$324,184		$350,597	$320,622	$315,858	$509,216	$193,243
Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.04%	1.05%	1.05%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.40	%(c)	1.40%	1.38%	1.38%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	(0.21	%)(c)	(0.11%)	0.35%	0.90%	0.04%	(0.22%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.
www.calamos.com

Calamos Global Equity Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.58		$12.08	$11.50	$18.40	$14.05	$11.64
Income from investment operations:
Net investment income (loss)(a)	(0.03)		(0.08)	0.01	0.02	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(0.06)		5.58	1.07	(4.94)	5.49	3.37
Total from investment operations	(0.09)		5.50	1.08	(4.92)	5.41	3.30
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(1.52)		—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	(1.52)		—	(0.50)	(1.98)	(1.06)	(0.89)
Net asset value, end of period	$15.97		$17.58	$12.08	$11.50	$18.40	$14.05
Ratios and supplemental data:
Total return(b)	(0.96%)		45.53%	9.68%	(29.36%)	39.89%	30.07%
Net assets, end of period (000)	$26,604		$28,482	$20,462	$21,143	$32,511	$21,814
Ratio of net expenses to average net assets	1.40	%(c)	1.39%	1.41%	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets prior to expense reductions	1.47	%(c)	1.42%	1.52%	1.61%	1.58%	1.65%
Ratio of net investment income (loss) to average net assets	(0.36	%)(c)	(0.49%)	0.04%	0.17%	(0.48%)	(0.59%)
Portfolio turnover rate(d)	68%		78%	90%	77%	72%	71%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Equity Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.93		$9.64	$9.35	$15.45	$12.03	$10.15
Income from investment operations:
Net investment income (loss)(a)	(0.07)		(0.16)	(0.07)	(0.07)	(0.18)	(0.14)
Net realized and unrealized gain (loss)	(0.04)		4.45	0.86	(4.05)	4.66	2.91
Total from investment operations	(0.11)		4.29	0.79	(4.12)	4.48	2.77
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(1.52)		—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	(1.52)		—	(0.50)	(1.98)	(1.06)	(0.89)
Net asset value, end of period	$12.30		$13.93	$9.64	$9.35	$15.45	$12.03
Ratios and supplemental data:
Total return(b)	(1.31%)		44.35%	8.99%	(29.96%)	38.88%	29.19%
Net assets, end of period (000)	$1,246		$1,268	$611	$726	$1,492	$4,635
Ratio of net expenses to average net assets	2.15	%(c)	2.14%	2.16%	2.15%	2.15%	2.15%
Ratio of gross expenses to average net assets prior to expense reductions	2.22	%(c)	2.18%	2.28%	2.37%	2.33%	2.40%
Ratio of net investment income (loss) to average net assets	(1.11	%)(c)	(1.25%)	(0.71%)	(0.59%)	(1.32%)	(1.31%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Equity Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.57		$12.75	$12.10	$19.20	$14.59	$12.02
Income from investment operations:
Net investment income (loss)(a)	(0.01)		(0.04)	0.04	0.05	(0.04)	(0.04)
Net realized and unrealized gain (loss)	(0.07)		5.87	1.13	(5.17)	5.71	3.50
Total from investment operations	(0.08)		5.83	1.17	(5.12)	5.67	3.46
Distributions:
Dividends from net investment income	—		(0.01)	(0.02)	—	—	—
Dividends from net realized gains	(1.52)		—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	(1.52)		(0.01)	(0.52)	(1.98)	(1.06)	(0.89)
Net asset value, end of period	$16.97		$18.57	$12.75	$12.10	$19.20	$14.59
Ratios and supplemental data:
Total return(b)	(0.79%)		45.79%	9.98%	(29.20%)	40.29%	30.46%
Net assets, end of period (000)	$100,228		$103,751	$66,181	$51,538	$103,256	$65,062
Ratio of net expenses to average net assets	1.15	%(c)	1.14%	1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.22	%(c)	1.17%	1.25%	1.36%	1.33%	1.40%
Ratio of net investment income (loss) to average net assets	(0.11	%)(c)	(0.25%)	0.28%	0.37%	(0.23%)	(0.34%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) calculated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Equity Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				June 23, 2020• through October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.59		$12.76	$12.11	$19.21	$14.59	$13.19
Income from investment operations:
Net investment income (loss)(a)	—		(0.03)	0.05	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	(0.07)		5.88	1.13	(5.10)	5.71	1.42
Total from investment operations	(0.07)		5.85	1.18	(5.12)	5.68	1.40
Distributions:
Dividends from net investment income	—		(0.02)	(0.03)	—	—	—
Dividends from net realized gains	(1.52)		—	(0.50)	(1.98)	(1.06)	—
Total distributions**	(1.52)		(0.02)	(0.53)	(1.98)	(1.06)	—
Net asset value, end of period	$17.00		$18.59	$12.76	$12.11	$19.21	$14.59
Ratios and supplemental data:
Total return(b)	(0.79%)		45.88%	10.04%	(29.18%)	40.36%	10.61%
Net assets, end of period (000)	$255		$79	$93	$11	$168	$120
Ratio of net expenses to average net assets	1.08	%(c)	1.07%	1.06%	1.12%	1.09%	1.09	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.16	%(c)	1.11%	1.14%	1.35%	1.27%	1.36	%(c)
Ratio of net investment income (loss) to average net assets	(0.01	%)(c)	(0.16%)	0.35%	(0.12%)	(0.18%)	(0.45	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Opportunities Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.00		$9.57	$9.15	$12.72	$10.02	$8.51
Income from investment operations:
Net investment income (loss)(a)	(0.01)		(0.02)	0.00	(0.03)	(0.04)	0.07
Net realized and unrealized gain (loss)	(0.10)		3.50	0.46	(2.88)	3.42	1.55
Total from investment operations	(0.11)		3.48	0.46	(2.91)	3.38	1.62
Distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.04)	—	(0.05)	(0.02)
Dividends from net realized gains	(0.91)		—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.96)		(0.05)	(0.04)	(0.66)	(0.68)	(0.11)
Net asset value, end of period	$11.93		$13.00	$9.57	$9.15	$12.72	$10.02
Ratios and supplemental data:
Total return(b)	(0.97%)		36.38%	4.97%	(23.93%)	34.84%	19.09%
Net assets, end of period (000)	$90,015		$98,640	$81,821	$86,403	$119,261	$88,618
Ratio of net expenses to average net assets	1.22	%(c)	1.22%	1.22%	1.22%	1.31%	1.53%
Ratio of gross expenses to average net assets prior to expense reductions	1.45	%(c)	1.45%	1.49%	1.46%	1.45%	1.53%
Ratio of net investment income (loss) to average net assets	(0.11	%)(c)	(0.17%)	(0.05%)	(0.28%)	(0.33%)	0.78%
Portfolio turnover rate(d)	62%		87%	81%	92%	82%	119%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Opportunities Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.87		$8.05	$7.73	$10.92	$8.71	$7.45
Income from investment operations:
Net investment income (loss)(a)	(0.04)		(0.09)	(0.07)	(0.09)	(0.11)	0.00
Net realized and unrealized gain (loss)	(0.08)		2.92	0.40	(2.44)	2.95	1.35
Total from investment operations	(0.12)		2.83	0.33	(2.53)	2.84	1.35
Distributions:
Dividends from net investment income	(0.03)		(0.01)	(0.01)	—	—	—
Dividends from net realized gains	(0.91)		—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.94)		(0.01)	(0.01)	(0.66)	(0.63)	(0.09)
Net asset value, end of period	$9.81		$10.87	$8.05	$7.73	$10.92	$8.71
Ratios and supplemental data:
Total return(b)	(1.27%)		35.25%	4.22%	(24.43%)	33.77%	18.22%
Net assets, end of period (000)	$12,269		$12,173	$7,317	$7,528	$10,032	$8,946
Ratio of net expenses to average net assets	1.97	%(c)	1.97%	1.97%	1.97%	2.07%	2.28%
Ratio of gross expenses to average net assets prior to expense reductions	2.20	%(c)	2.20%	2.24%	2.21%	2.20%	2.28%
Ratio of net investment income (loss) to average net assets	(0.85	%)(c)	(0.92%)	(0.80%)	(1.03%)	(1.09%)	0.01%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Opportunities Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.55		$9.98	$9.53	$13.18	$10.36	$8.79
Income from investment operations:
Net investment income (loss)(a)	0.01		0.01 (b)	0.02	(0.02)	(0.01)	0.09
Net realized and unrealized gain (loss)	(0.10)		3.64	0.48	(2.96)	3.54	1.60
Total from investment operations	(0.09)		3.65	0.50	(2.98)	3.53	1.69
Distributions:
Dividends from net investment income	(0.07)		(0.08)	(0.05)	(0.01)	(0.08)	(0.03)
Dividends from net realized gains	(0.91)		—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.98)		(0.08)	(0.05)	(0.67)	(0.71)	(0.12)
Net asset value, end of period	$12.48		$13.55	$9.98	$9.53	$13.18	$10.36
Ratios and supplemental data:
Total return(c)	(0.88%)		36.70%	5.21%	(23.66%)	35.16%	19.33%
Net assets, end of period (000)	$157,793		$168,589	$107,198	$117,790	$152,596	$65,909
Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.97%	0.97%	1.04%	1.28%
Ratio of gross expenses to average net assets prior to expense reductions	1.20	%(d)	1.20%	1.24%	1.21%	1.20%	1.28%
Ratio of net investment income (loss) to average net assets	0.15	%(d)	0.08%	0.20%	(0.14%)	(0.09%)	1.01%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Small Cap Growth Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		March 31, 2022• through October 31,
	2025		2024	2023	2022
Net asset value, beginning of period	$9.95		$7.54	$7.65	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.01)		(0.05)	0.00 *	0.05
Net realized and unrealized gain (loss)	0.08		2.46	(0.06)	(2.40)
Total from investment operations	0.07		2.41	(0.06)	(2.35)
Distributions:
Dividends from net investment income	—		—	(0.05)	—
Dividends from net realized gains	—		—	—	—
Total distributions**	—		—	(0.05)	—
Net asset value, end of period	$10.02		$9.95	$7.54	$7.65
Ratios and supplemental data:
Total return(b)	0.70%		31.96%	(0.87%)	(23.50%)
Net assets, end of period (000)	$275		$433	$20	$13
Ratio of net expenses to average net assets	1.35	%(c)	1.35%	1.35%	2.66	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.28	%(c)	4.96%	9.06%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.18	%)(c)	(0.46%)	(0.04%)	(9.66	%)(c)
Portfolio turnover rate(d)	92%		117%	126%	64	%(d)

•  Commencement of operations.

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos International Small Cap Growth Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		March 31, 2022• through October 31,
	2025		2024	2023	2022
Net asset value, beginning of period	$9.76		$7.46	$7.62	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.04)		(0.12)	(0.07)	0.01
Net realized and unrealized gain (loss)	0.08		2.42	(0.05)	(2.39)
Total from investment operations	0.04		2.30	(0.12)	(2.38)
Distributions:
Dividends from net investment income	—		—	(0.04)	—
Dividends from net realized gains	—		—	—	—
Total distributions**	—		—	(0.04)	—
Net asset value, end of period	$9.80		$9.76	$7.46	$7.62
Ratios and supplemental data:
Total return(b)	0.31%		30.83%	(1.62%)	(23.80%)
Net assets, end of period (000)	$10		$10	$7	$8
Ratio of net expenses to average net assets	2.10	%(c)	2.10%	2.09%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	5.03	%(c)	5.71%	9.79%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.80	%)(c)	(1.22%)	(0.92%)	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Small Cap Growth Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		March 31, 2022• through October 31,
	2025		2024	2023	2022
Net asset value, beginning of period	$10.01		$7.56	$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.01		(0.02)	0.01	0.06
Net realized and unrealized gain (loss)	0.07		2.47	(0.05)	(2.40)
Total from investment operations	0.08		2.45	(0.04)	(2.34)
Distributions:
Dividends from net investment income	—		—	(0.06)	—
Dividends from net realized gains	—		—	—	—
Total distributions**	—		—	(0.06)	—
Net asset value, end of period	$10.09		$10.01	$7.56	$7.66
Ratios and supplemental data:
Total return(b)	0.80%		32.10%	(0.48%)	(23.40%)
Net assets, end of period (000)	$5,417		$5,267	$2,327	$1,740
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.03	%(c)	4.71%	8.80%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	0.18	%(c)	(0.20%)	0.17%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos International Small Cap Growth Fund  Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		March 31, 2022• through October 31,
	2025		2024	2023	2022
Net asset value, beginning of period	$10.01		$7.56	$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.01		(0.02)	0.01	0.06
Net realized and unrealized gain (loss)	0.07		2.47	(0.05)	(2.40)
Total from investment operations	0.08		2.45	(0.04)	(2.34)
Distributions:
Dividends from net investment income	—		—	(0.06)	—
Dividends from net realized gains	—		—	—	—
Total distributions**	—		—	(0.06)	—
Net asset value, end of period	$10.09		$10.01	$7.56	$7.66
Ratios and supplemental data:
Total return(b)	0.90%		32.10%	(0.48%)	(23.40%)
Net assets, end of period (000)	$10		$10	$8	$8
Ratio of net expenses to average net assets	1.00	%(c)	1.08%	1.07%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.02	%(c)	4.71%	8.78%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	0.26	%(c)	(0.19%)	0.19%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.96		$8.38	$8.67	$10.61	$10.85	$10.53
Income from investment operations:
Net investment income (loss)(a)	0.16		0.32	0.30	0.24	0.19	0.21
Net realized and unrealized gain (loss)	0.04		0.60	(0.27)	(1.81)	(0.19)	0.33
Total from investment operations	0.20		0.92	0.03	(1.57)	—	0.54
Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.32)	(0.24)	(0.23)	(0.22)
Dividends from net realized gains	—		—	—	(0.13)	(0.01)	—
Total distributions**	(0.17)		(0.34)	(0.32)	(0.37)	(0.24)	(0.22)
Net asset value, end of period	$8.99		$8.96	$8.38	$8.67	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	2.24%		11.03%	0.18%	(15.13%)	0.01%	5.18%
Net assets, end of period (000)	$9,768		$11,500	$11,764	$14,662	$22,394	$24,376
Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.24	%(c)	1.21%	1.24%	1.15%	1.01%	1.03%
Ratio of net investment income (loss) to average net assets	3.56	%(c)	3.54%	3.36%	2.48%	1.77%	2.00%
Portfolio turnover rate(d)	9%		66%	41%	28%	51%	61%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.96		$8.38	$8.67	$10.61	$10.85	$10.53
Income from investment operations:
Net investment income (loss)(a)	0.12		0.25	0.23	0.17	0.11	0.14
Net realized and unrealized gain (loss)	0.04		0.60	(0.27)	(1.81)	(0.19)	0.32
Total from investment operations	0.16		0.85	(0.04)	(1.64)	(0.08)	0.46
Distributions:
Dividends from net investment income	(0.14)		(0.27)	(0.25)	(0.17)	(0.15)	(0.14)
Dividends from net realized gains	—		—	—	(0.13)	(0.01)	—
Total distributions**	(0.14)		(0.27)	(0.25)	(0.30)	(0.16)	(0.14)
Net asset value, end of period	$8.98		$8.96	$8.38	$8.67	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	1.75%		10.21%	(0.57%)	(15.76%)	(0.74%)	4.40%
Net assets, end of period (000)	$326		$200	$323	$549	$800	$1,777
Ratio of net expenses to average net assets	1.65	%(c)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets prior to expense reductions	1.99	%(c)	1.95%	1.99%	1.90%	1.76%	1.77%
Ratio of net investment income (loss) to average net assets	2.83	%(c)	2.80%	2.60%	1.72%	1.02%	1.28%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97		$8.39	$8.68	$10.61	$10.85	$10.54
Income from investment operations:
Net investment income (loss)(a)	0.17		0.33	0.32	0.26	0.22	0.24
Net realized and unrealized gain (loss)	0.03		0.61	(0.27)	(1.79)	(0.20)	0.32
Total from investment operations	0.20		0.94	0.05	(1.53)	0.02	0.56
Distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.34)	(0.27)	(0.25)	(0.25)
Dividends from net realized gains	—		—	—	(0.13)	(0.01)	—
Total distributions**	(0.18)		(0.36)	(0.34)	(0.40)	(0.26)	(0.25)
Net asset value, end of period	$8.99		$8.97	$8.39	$8.68	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	2.36%		11.17%	0.55%	(14.92%)	0.17%	5.34%
Net assets, end of period (000)	$19,612		$18,530	$19,236	$18,622	$43,979	$60,602
Ratio of net expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.99	%(c)	0.92%	0.99%	0.88%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets	3.82	%(c)	3.76%	3.61%	2.65%	2.02%	2.21%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.80		$7.22	$7.30	$8.58	$7.96	$8.34
Income from investment operations:
Net investment income (loss)(a)	0.24		0.48	0.45	0.37	0.35	0.43
Net realized and unrealized gain (loss)	(0.14)		0.59	(0.07)	(1.27)	0.66	(0.35)
Total from investment operations	0.10		1.07	0.38	(0.90)	1.01	0.08
Distributions:
Dividends from net investment income	(0.26)		(0.49)	(0.46)	(0.38)	(0.27)	(0.46)
Dividends from net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	(0.12)	—
Total distributions**	(0.26)		(0.49)	(0.46)	(0.38)	(0.39)	(0.46)
Net asset value, end of period	$7.64		$7.80	$7.22	$7.30	$8.58	$7.96
Ratios and supplemental data:
Total return(b)	1.26%		15.18%	5.22%	(10.67%)	12.88%	1.13%
Net assets, end of period (000)	$25,902		$27,554	$25,252	$26,775	$34,550	$30,580
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets prior to expense reductions	1.37	%(c)	1.37%	1.43%	1.40%	1.33%	1.37%
Ratio of net investment income (loss) to average net assets	6.27	%(c)	6.27%	6.12%	4.71%	4.10%	5.34%
Portfolio turnover rate(d)	17%		42%	25%	30%	49%	52%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.41		$7.74	$7.80	$9.14	$8.45	$8.82
Income from investment operations:
Net investment income (loss)(a)	0.23		0.45	0.43	0.33	0.31	0.40
Net realized and unrealized gain (loss)	(0.16)		0.65	(0.09)	(1.35)	0.71	(0.38)
Total from investment operations	0.07		1.10	0.34	(1.02)	1.02	0.02
Distributions:
Dividends from net investment income	(0.23)		(0.43)	(0.40)	(0.32)	(0.21)	(0.39)
Dividends from net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	(0.12)	—
Total distributions**	(0.23)		(0.43)	(0.40)	(0.32)	(0.33)	(0.39)
Net asset value, end of period	$8.25		$8.41	$7.74	$7.80	$9.14	$8.45
Ratios and supplemental data:
Total return(b)	0.92%		14.32%	4.35%	(11.35%)	12.11%	0.38%
Net assets, end of period (000)	$369		$379	$438	$471	$677	$981
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses to average net assets prior to expense reductions	2.12	%(c)	2.12%	2.18%	2.15%	2.08%	2.11%
Ratio of net investment income (loss) to average net assets	5.52	%(c)	5.52%	5.37%	3.95%	3.38%	4.67%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.81		$7.22	$7.30	$8.58	$7.96	$8.34
Income from investment operations:
Net investment income (loss)(a)	0.25		0.50	0.47	0.39	0.37	0.44
Net realized and unrealized gain (loss)	(0.14)		0.60	(0.07)	(1.27)	0.67	(0.34)
Total from investment operations	0.11		1.10	0.40	(0.88)	1.04	0.10
Distributions:
Dividends from net investment income	(0.27)		(0.51)	(0.48)	(0.40)	(0.30)	(0.48)
Dividends from net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	(0.12)	—
Total distributions**	(0.27)		(0.51)	(0.48)	(0.40)	(0.42)	(0.48)
Net asset value, end of period	$7.65		$7.81	$7.22	$7.30	$8.58	$7.96
Ratios and supplemental data:
Total return(b)	1.51%		15.46%	5.48%	(10.45%)	13.16%	1.38%
Net assets, end of period (000)	$8,493		$9,503	$7,786	$9,150	$9,267	$6,716
Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of gross expenses to average net assets prior to expense reductions	1.12	%(c)	1.12%	1.18%	1.15%	1.08%	1.12%
Ratio of net investment income (loss) to average net assets	6.52	%(c)	6.52%	6.36%	4.98%	4.34%	5.56%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.53		$9.30	$9.28	$9.91	$10.23	$10.20
Income from investment operations:
Net investment income (loss)(a)	0.20		0.37	0.28	0.13	0.15	0.21
Net realized and unrealized gain (loss)	0.06		0.30	0.07	(0.62)	(0.07)	0.12
Total from investment operations	0.26		0.67	0.35	(0.49)	0.08	0.33
Distributions:
Dividends from net investment income	(0.21)		(0.44)	(0.33)	(0.14)	(0.31)	(0.25)
Dividends from net realized gains	—		—	—	—	(0.09)	(0.05)
Total distributions**	(0.21)		(0.44)	(0.33)	(0.14)	(0.40)	(0.30)
Net asset value, end of period	$9.58		$9.53	$9.30	$9.28	$9.91	$10.23
Ratios and supplemental data:
Total return(b)	2.67%		7.28%	3.79%	(4.99%)	0.85%	3.24%
Net assets, end of period (000)	$3,929		$3,825	$3,523	$2,128	$2,661	$3,225
Ratio of net expenses to average net assets	0.63	%(c)	0.63%	0.63%	0.63%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.63	%(c)	0.63%	0.63%	0.63%	0.65%	0.68%
Ratio of net investment income (loss) to average net assets	4.23	%(c)	3.86%	2.94%	1.36%	1.51%	2.12%
Portfolio turnover rate(d)	19%		41%	41%	48%	44%	41%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2025		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.52		$9.29	$9.28	$9.91	$10.23	$10.20
Income from investment operations:
Net investment income (loss)(a)	0.21		0.39	0.30	0.15	0.17	0.25
Net realized and unrealized gain (loss)	0.06		0.30	0.06	(0.62)	(0.06)	0.10
Total from investment operations	0.27		0.69	0.36	(0.47)	0.11	0.35
Distributions:
Dividends from net investment income	(0.22)		(0.46)	(0.35)	(0.16)	(0.34)	(0.27)
Dividends from net realized gains	—		—	—	—	(0.09)	(0.05)
Total distributions**	(0.22)		(0.46)	(0.35)	(0.16)	(0.43)	(0.32)
Net asset value, end of period	$9.57		$9.52	$9.29	$9.28	$9.91	$10.23
Ratios and supplemental data:
Total return(b)	2.91%		7.56%	3.93%	(4.77%)	1.11%	3.49%
Net assets, end of period (000)	$382,698		$363,227	$354,109	$356,908	$306,398	$176,439
Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.39%	0.38%	0.40%	0.40%
Ratio of gross expenses to average net assets prior to expense reductions	0.38	%(c)	0.38%	0.39%	0.38%	0.40%	0.42%
Ratio of net investment income (loss) to average net assets	4.48	%(c)	4.10%	3.17%	1.58%	1.73%	2.44%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (35.3%)
		Communication Services (2.2%)
8,000,000		AST SpaceMobile, Inc.*~ 4.250%, 03/01/32	$9,460,720
7,500,000		Bandwidth, Inc.~ 0.500%, 04/01/28	6,056,475
15,000,000		Live Nation Entertainment, Inc.^ 3.125%, 01/15/29~	21,140,100
5,996,000		2.875%, 01/15/30*	6,196,386
8,000,000		Lyft, Inc. 1.500%, 05/15/25	7,987,680
6,000,000		0.625%, 03/01/29^	5,878,980
15,000,000		Match Group Financeco 2, Inc.*~ 0.875%, 06/15/26	14,393,700
15,000,000		Match Group Financeco 3, Inc.*~ 2.000%, 01/15/30	13,142,100
80,040,000		Sea, Ltd.~^ 0.250%, 09/15/26	74,935,849
40,000,000		Snap, Inc. 0.125%, 03/01/28~	33,966,800
35,897,000		0.000%, 05/01/27~	32,200,686
8,952,000		0.500%, 05/01/30*^	7,327,660
4,000,000		0.250%, 05/01/25	3,992,520
7,500,000		Sphere Entertainment Company 3.500%, 12/01/28	8,348,175
15,000,000		TripAdvisor, Inc.~ 0.250%, 04/01/26	14,374,950
27,000,000		Uber Technologies, Inc.~^ 0.875%, 12/01/28	35,441,550
4,000,000		Weibo Corp. 1.375%, 12/01/30	4,173,880
15,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	21,403,200
20,000,000		Ziff Davis, Inc. 1.750%, 11/01/26	18,863,200
			339,284,611
		Consumer Discretionary (7.1%)
116,893,000		Airbnb, Inc.~ 0.000%, 03/15/26	112,029,082
175,000,000		Alibaba Group Holding, Ltd.*~ 0.500%, 06/01/31	230,214,250
12,800,000		Booking Holdings, Inc. 0.750%, 05/01/25	31,372,800
20,000,000		Carnival Corp.~ 5.750%, 12/01/27	31,928,600
8,000,000		Cheesecake Factory, Inc.* 2.000%, 03/15/30	7,846,800
15,000,000	EUR	Delivery Hero, SE 1.500%, 01/15/28	15,307,586
PRINCIPAL AMOUNT			VALUE
50,000,000		DraftKings Holdings, Inc.~ 0.000%, 03/15/28	$43,967,000
50,000,000		Etsy, Inc.~ 0.250%, 06/15/28	42,735,000
30,000,000		0.125%, 10/01/26	28,897,800
18,500,000		Farfetch, Ltd.@ 3.750%, 05/01/27	387,020
30,000,000		Fiverr International, Ltd.~ 0.000%, 11/01/25	29,140,500
12,500,000		Ford Motor Company~^ 0.000%, 03/15/26	12,290,250
6,500,000		Groupon, Inc.* 6.250%, 03/15/27	6,834,685
15,000,000		Guess?, Inc.~ 3.750%, 04/15/28	14,064,750
20,000,000		JD.com, Inc.*^ 0.250%, 06/01/29	21,007,600
1,310,000,000	JPY	Kyoritsu Maintenance Company, Ltd. 0.000%, 01/29/26	11,904,252
15,000,000		Li Auto, Inc.~ 0.250%, 05/01/28	17,197,800
10,000,000		Liberty Broadband Corp.*~ 3.125%, 03/31/53	10,133,800
45,000,000		Lucid Group, Inc.* 5.000%, 04/01/30	45,992,700
13,000,000		Luminar Technologies, Inc.* 1.250%, 12/15/26	7,742,280
10,000,000		Marriott Vacations Worldwide Corp.~ 3.250%, 12/15/27	9,138,700
7,000,000		0.000%, 01/15/26	6,697,250
25,000,000		NIO, Inc. 3.875%, 10/15/29~	18,944,250
15,000,000		4.625%, 10/15/30	10,606,350
10,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	12,021,627
15,000,000		PDD Holdings, Inc. 0.000%, 12/01/25	14,563,500
12,500,000		Peloton Interactive, Inc.* 5.500%, 12/01/29	22,458,250
5,000,000		Porch Group, Inc.* 0.750%, 09/15/26	4,246,850
55,000,000		Rivian Automotive, Inc.~ 3.625%, 10/15/30^	49,750,250
30,500,000		4.625%, 03/15/29	31,064,860
10,245,000		Shake Shack, Inc.~ 0.000%, 03/01/28	9,490,558
25,833,000		Stride, Inc.~^ 1.125%, 09/01/27	71,019,309
25,000,000		Trip.com Group, Ltd.*~ 0.750%, 06/15/29	28,281,500
4,642,000		Vail Resorts, Inc. 0.000%, 01/01/26	4,466,950

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
57,500,000		Wayfair, Inc. 3.500%, 11/15/28~	$57,263,100
25,555,000		3.250%, 09/15/27~	23,916,158
12,500,000		1.000%, 08/15/26	11,588,375
7,029,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	6,876,611
			1,113,389,003
		Consumer Staples (0.2%)
36,755,000		Beyond Meat, Inc.~ 0.000%, 03/15/27	3,174,529
8,000,000		Freshpet, Inc.~ 3.000%, 04/01/28	10,546,880
15,000,000		Post Holdings, Inc.~^ 2.500%, 08/15/27	17,653,200
7,000,000		Spectrum Brands, Inc.* 3.375%, 06/01/29	6,530,510
			37,905,119
		Energy (0.1%)
15,000,000		Chesapeake Energy Corp. 0.000%, 09/15/26	60,000
5,000,000		Northern Oil & Gas, Inc.~ 3.625%, 04/15/29	4,801,600
6,000,000		World Kinect Corp. 3.250%, 07/01/28	6,537,900
			11,399,500
		Financials (1.2%)
37,500,000		BofA Finance, LLC~ 0.600%, 05/25/27	37,172,625
45,468,000		Coinbase Global, Inc.^ 0.250%, 04/01/30	45,276,125
27,500,000		0.500%, 06/01/26~	27,578,650
11,000,000		Federal Realty OP, LP*~ 3.250%, 01/15/29	10,998,680
75,000,000	HKD	Link CB, Ltd. 4.500%, 12/12/27	9,698,379
10,000,000		Ping An Insurance Group Company of China, Ltd. 0.875%, 07/22/29	12,129,200
7,500,000		Rexford Industrial Realty, LP*^ 4.375%, 03/15/27~	7,455,825
7,500,000		4.125%, 03/15/29	7,323,975
5,000,000		Starwood Property Trust, Inc.~ 6.750%, 07/15/27	5,231,550
15,000,000		Ventas Realty, LP~ 3.750%, 06/01/26	19,757,850
4,000,000		WisdomTree, Inc.* 3.250%, 08/15/29	3,991,120
			186,613,979
		Health Care (2.3%)
20,000,000		Alnylam Pharmaceuticals, Inc.~^ 1.000%, 09/15/27	22,929,600
1,500,000		Alphatec Holdings, Inc.* 0.750%, 03/15/30	1,490,550
PRINCIPAL AMOUNT		VALUE
10,000,000	Amphastar Pharmaceuticals, Inc. 2.000%, 03/15/29	$8,659,000
10,000,000	Bridgebio Pharma, Inc.~ 2.500%, 03/15/27^	11,975,100
10,000,000	2.250%, 02/01/29	9,160,700
27,500,000	CONMED Corp.~ 2.250%, 06/15/27	25,492,500
30,000,000	Dexcom, Inc.~ 0.375%, 05/15/28	27,176,100
9,000,000	Envista Holdings Corp. 1.750%, 08/15/28	8,178,570
10,000,000	Haemonetics Corp.*~^ 2.500%, 06/01/29	9,585,300
37,000,000	Halozyme Therapeutics, Inc.~ 1.000%, 08/15/28	46,338,430
10,000,000	Innoviva, Inc.~ 2.125%, 03/15/28	9,723,000
9,000,000	Insmed, Inc.~ 0.750%, 06/01/28	20,269,710
13,276,000	Integer Holdings Corp.* 1.875%, 03/15/30	14,059,151
12,366,000	Ionis Pharmaceuticals, Inc.~ 1.750%, 06/15/28	12,073,791
5,000,000	iRhythm Technologies, Inc. 1.500%, 09/01/29	5,260,550
15,000,000	Jazz Investments I, Ltd. 2.000%, 06/15/26~	15,474,600
12,500,000	3.125%, 09/15/30*^	13,588,375
5,000,000	Lantheus Holdings, Inc.~ 2.625%, 12/15/27	7,433,750
7,250,000	Livongo Health, Inc.~ 0.875%, 06/01/25	7,201,063
10,000,000	Merit Medical Systems, Inc.*~ 3.000%, 02/01/29	12,754,500
5,000,000	Mesa Laboratories, Inc. 1.375%, 08/15/25	4,934,050
6,500,000	Pacira BioSciences, Inc.* 2.125%, 05/15/29	6,606,340
45,000,000	Sarepta Therapeutics, Inc.~ 1.250%, 09/15/27	42,737,850
12,500,000	SmileDirectClub, Inc.*@!! 0.000%, 02/01/26	58,125
10,000,000	Tandem Diabetes Care, Inc. 1.500%, 03/15/29	9,155,400
16,250,000	Teladoc Health, Inc.~^ 1.250%, 06/01/27	14,801,150
		367,117,255
	Industrials (2.8%)
5,000,000	Air Transport Services Group, Inc. 3.875%, 08/15/29	4,995,150
17,500,000	American Airlines Group, Inc.~ 6.500%, 07/01/25	17,504,375

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
25,000,000		Axon Enterprise, Inc.~ 0.500%, 12/15/27	$67,881,000
11,000,000		Bloom Energy Corp.~ 3.000%, 06/01/28	13,929,300
12,500,000		Fluor Corp.^ 1.125%, 08/15/29	13,195,625
7,000,000		Granite Construction, Inc.~ 3.750%, 05/15/28	12,881,610
6,600,000		Greenbrier Companies, Inc.~ 2.875%, 04/15/28	6,808,164
20,000,000		JBT Marel Corp.~ 0.250%, 05/15/26	19,697,000
16,467,000		Middleby Corp.~ 1.000%, 09/01/25	18,171,664
20,000,000	EUR	Rheinmetall, AG Series A 1.875%, 02/07/28	108,960,961
20,000,000	EUR	Rheinmetall, AG Series B 2.250%, 02/07/30	109,583,575
20,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	21,023,046
4,000,000		Stem, Inc.*~ 0.500%, 12/01/28	1,012,720
20,000,000		Upwork, Inc.~ 0.250%, 08/15/26	18,718,800
15,000,000		Virgin Galactic Holdings, Inc.*~ 2.500%, 02/01/27	4,617,000
			438,979,990
		Information Technology (14.5%)
5,000,000		Advanced Energy Industries, Inc.~ 2.500%, 09/15/28	5,244,900
48,500,000		Akamai Technologies, Inc. 0.375%, 09/01/27~^	48,002,390
45,000,000		1.125%, 02/15/29~	43,595,100
40,000,000		0.125%, 05/01/25	39,972,800
20,000,000		Alarm.com Holdings, Inc.*~ 2.250%, 06/01/29	19,197,000
6,000,000		Alkami Technology, Inc.* 1.500%, 03/15/30	6,544,380
16,398,000		Bentley Systems, Inc.~ 0.125%, 01/15/26	16,032,161
17,500,000		BILL Holdings, Inc.* 0.000%, 04/01/30	14,825,825
29,947,000		BlackLine, Inc.*~^ 1.000%, 06/01/29	29,574,160
20,000,000		Block, Inc.~^ 0.250%, 11/01/27	17,756,000
17,000,000		0.000%, 05/01/26	16,196,580
12,000,000		Box, Inc. 0.000%, 01/15/26~	15,056,040
11,951,000		1.500%, 09/15/29*^	11,748,669
50,000,000		Cloudflare, Inc.~ 0.000%, 08/15/26	50,982,500
PRINCIPAL AMOUNT		VALUE
55,000,000	Confluent, Inc.~^ 0.000%, 01/15/27	$50,614,850
24,963,000	CSG Systems International, Inc.~ 3.875%, 09/15/28	27,199,435
15,000,000	Datadog, Inc.*^ 0.000%, 12/01/29	13,522,500
50,000,000	DigitalOcean Holdings, Inc.~^ 0.000%, 12/01/26	46,589,500
27,750,000	Dropbox, Inc.~ 0.000%, 03/01/28	28,324,425
23,000,000	0.000%, 03/01/26	23,011,500
20,000,000	Enphase Energy, Inc.~ 0.000%, 03/01/26	19,041,000
16,000,000	0.000%, 03/01/28^	13,431,520
10,000,000	Evolent Health, Inc. 3.500%, 12/01/29	8,192,000
41,995,000	Five9, Inc. 1.000%, 03/15/29	35,796,538
15,000,000	0.500%, 06/01/25~	14,927,100
15,000,000	Guidewire Software, Inc.*~^ 1.250%, 11/01/29	16,590,600
10,000,000	InterDigital, Inc.~ 3.500%, 06/01/27	26,271,700
25,000,000	Itron, Inc. 1.375%, 07/15/30*^	27,303,750
10,800,000	0.000%, 03/15/26~	11,384,604
15,000,000	Jamf Holding Corp.~ 0.125%, 09/01/26	14,082,300
8,000,000	Lenovo Group, Ltd. 2.500%, 08/26/29	9,944,080
17,500,000	LivePerson, Inc. 0.000%, 12/15/26	6,931,925
12,500,000	Lumentum Holdings, Inc. 0.500%, 06/15/28~	11,504,750
12,000,000	0.500%, 12/15/26~	12,384,480
10,000,000	1.500%, 12/15/29	11,429,200
17,000,000	MARA Holdings, Inc.* 0.000%, 03/01/30	13,393,450
7,000,000	2.125%, 09/01/31	6,331,710
20,000,000	Microchip Technology, Inc.*~ 0.750%, 06/01/30	18,849,800
82,000,000	MicroStrategy, Inc. 0.000%, 12/01/29*	74,926,680
48,000,000	0.625%, 03/15/30	125,723,040
40,000,000	2.250%, 06/15/32*~	80,342,800
30,000,000	0.875%, 03/15/31	53,014,500
15,000,000	MKS Instruments, Inc.* 1.250%, 06/01/30	12,940,350
40,000,000	NCL Corp., Ltd.~ 1.125%, 02/15/27	37,767,600
10,000,000	Nova, Ltd.~ 0.000%, 10/15/25	26,268,600
10,000,000	Nutanix, Inc. 0.500%, 12/15/29*^	10,794,800
8,960,000	0.250%, 10/01/27~	11,916,442

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
22,500,000	Okta, Inc.~ 0.125%, 09/01/25	$22,101,075
50,000,000	ON Semiconductor Corp.~ 0.500%, 03/01/29	43,286,500
25,000,000	0.000%, 05/01/27	26,712,500
10,000,000	PagerDuty, Inc. 1.500%, 10/15/28	9,415,200
100,000,000	Palo Alto Networks, Inc.~ 0.375%, 06/01/25	373,700,000
11,000,000	Parsons Corp.^ 2.625%, 03/01/29	11,662,750
12,500,000	Progress Software Corp. 1.000%, 04/15/26~	14,448,625
10,000,000	3.500%, 03/01/30^	11,343,000
30,625,000	Q2 Holdings, Inc.~ 0.125%, 11/15/25	29,927,669
10,000,000	Rapid7, Inc. 1.250%, 03/15/29	8,553,000
9,500,000	0.250%, 03/15/27	8,711,025
41,100,000	RingCentral, Inc.~ 0.000%, 03/15/26	39,176,109
6,818,000	Riot Platforms, Inc.* 0.750%, 01/15/30	5,220,065
20,000,000	Seagate HDD Cayman~^ 3.500%, 06/01/28	25,318,000
13,967,000	Shift4 Payments, Inc. 0.500%, 08/01/27	14,278,324
7,500,000	0.000%, 12/15/25~	8,544,750
15,000,000	Shopify, Inc.~ 0.125%, 11/01/25	15,034,050
40,000,000	Snowflake, Inc.*~ 0.000%, 10/01/27	48,997,600
27,500,000	0.000%, 10/01/29	34,182,500
75,000,000	Spotify USA, Inc.~ 0.000%, 03/15/26	96,510,750
25,000,000	Super Micro Computer, Inc. 3.500%, 03/01/29	23,030,750
7,000,000	Synaptics, Inc.* 0.750%, 12/01/31	6,174,420
35,336,000	Unity Software, Inc. 0.000%, 11/15/26~	32,751,878
2,373,000	0.000%, 03/15/30*^	2,240,231
5,000,000	Varonis Systems, Inc. 1.000%, 09/15/29*	4,718,450
3,000,000	1.250%, 08/15/25	4,218,390
5,000,000	Veritone, Inc. 1.750%, 11/15/26	2,231,350
5,000,000	Vertex, Inc.*^ 0.750%, 05/01/29	6,540,650
10,000,000	Vishay Intertechnology, Inc. 2.250%, 09/15/30	8,338,500
45,000,000	Western Digital Corp.~ 3.000%, 11/15/28	61,124,400
PRINCIPAL AMOUNT			VALUE
22,473,000		Wolfspeed, Inc. 0.250%, 02/15/28	$6,709,089
20,000,000		1.875%, 12/01/29	5,811,000
17,862,000		Workiva, Inc. 1.250%, 08/15/28^	16,889,593
7,516,000		1.125%, 08/15/26	8,404,692
15,000,000		Xerox Holdings Corp. 3.750%, 03/15/30	7,217,700
			2,279,000,619
		Materials (0.2%)
15,000,000		Amyris, Inc.@ 0.000%, 11/15/26	79,650
3,124,000		Lithium Argentina AG 1.750%, 01/15/27	2,549,372
10,000,000		MP Materials Corp.*~ 3.000%, 03/01/30	13,971,400
10,000,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	10,681,534
			27,281,956
		Other (0.4%)
50,000,000		GameStop Corp.* 0.000%, 04/01/30	59,260,500
		Real Estate (0.6%)
11,254,000		Digital Realty Trust, LP*^ 1.875%, 11/15/29	11,718,678
42,800,000		Redfin Corp. 0.500%, 04/01/27	37,650,732
20,000,000		Welltower OP, LLC* 2.750%, 05/15/28~	32,639,000
9,082,000		3.125%, 07/15/29^	12,148,900
			94,157,310
		Utilities (3.7%)
25,000,000		Alliant Energy Corp.~ 3.875%, 03/15/26	26,296,750
50,000,000		American Water Capital Corp.~^ 3.625%, 06/15/26	51,489,500
25,000,000		CenterPoint Energy, Inc.~^ 4.250%, 08/15/26	28,242,750
10,040,000		CMS Energy Corp.~^ 3.375%, 05/01/28	11,123,919
30,000,000		Duke Energy Corp.~ 4.125%, 04/15/26	32,746,200
40,000,000		Evergy, Inc. 4.500%, 12/15/27	47,340,000
30,000,000		FirstEnergy Corp.~ 4.000%, 05/01/26	31,103,400
40,000,000		NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	44,814,400

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
12,752,000	PG&E Corp. 4.250%, 12/01/27	$13,286,564
10,000,000	Pinnacle West Capital Corp.*^ 4.750%, 06/15/27	11,321,500
31,922,000	PPL Capital Funding, Inc.~ 2.875%, 03/15/28	36,438,005
70,000,000	Southern Company~ 4.500%, 06/15/27*^	77,823,200
60,000,000	3.875%, 12/15/25	67,420,800
8,000,000	Sunnova Energy International, Inc.~ 2.625%, 02/15/28	362,800
20,000,000	UGI Corp.* 5.000%, 06/01/28	25,566,200
40,000,000	WEC Energy Group, Inc.*~ 4.375%, 06/01/29^	48,052,400
30,000,000	4.375%, 06/01/27	35,332,200
		588,760,588
	TOTAL CONVERTIBLE BONDS (Cost $4,870,564,464)	5,543,150,430
CORPORATE BONDS (1.0%)
	Airlines (0.0%)
1,350,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.* 6.500%, 06/20/27	1,355,710
	Communication Services (0.0%)
3,257,000	Comcast Corp.~^ 3.375%, 08/15/25	3,245,764
3,214,000	Netflix, Inc.*~ 3.625%, 06/15/25	3,208,536
		6,454,300
	Consumer Discretionary (0.1%)
5,000,000	American Honda Finance Corp.~^ 4.750%, 01/12/26	5,007,200
5,000,000	AutoZone, Inc.~ 5.050%, 07/15/26	5,032,000
5,000,000	Cargill, Inc.*~ 4.875%, 10/10/25	5,008,250
5,000,000	General Motors Financial Company, Inc.~ 1.250%, 01/08/26	4,876,900
5,000,000	Lowe's Companies, Inc.~ 4.400%, 09/08/25	4,996,950
		24,921,300
	Energy (0.1%)
5,000,000	Enterprise Products Operating, LLC~ 5.050%, 01/10/26	5,023,500
3,000,000	Williams Companies, Inc.~ 5.400%, 03/02/26	3,018,030
		8,041,530
PRINCIPAL AMOUNT		VALUE
	Financials (0.3%)
5,000,000	Bank of NY Mellon Corp.~‡ 4.414%, 07/24/26 SOFR + 1.35%	$4,996,600
2,000,000	Intercontinental Exchange, Inc.~ 3.650%, 05/23/25	1,998,640
5,000,000	Mondelez International Holdings Netherlands, BV*~ 4.250%, 09/15/25	4,990,000
166,000	Nasdaq, Inc. 5.650%, 06/28/25	166,234
5,000,000	PayPal Holdings, Inc.~^ 2.650%, 10/01/26	4,908,550
5,000,000	State Street Corp.~^‡ 5.751%, 11/04/26 SOFR + 1.35%	5,026,550
5,000,000	Toronto-Dominion Bank~ 3.766%, 06/06/25	4,996,550
5,000,000	Toyota Motor Credit Corp.~ 3.950%, 06/30/25	4,995,800
5,000,000	Truist Financial Corp.~‡ 5.900%, 10/28/26 SOFR + 1.63%	5,028,650
5,000,000	US Bancorp~^‡ 5.727%, 10/21/26 SOFR + 1.43%	5,024,400
		42,131,974
	Health Care (0.1%)
5,000,000	CVS Health Corp.~ 5.000%, 02/20/26	5,012,150
5,000,000	Elevance Health, Inc.~ 5.350%, 10/15/25	5,013,950
5,000,000	UnitedHealth Group, Inc.~^ 5.150%, 10/15/25	5,017,900
5,000,000	Zoetis, Inc.~^ 5.400%, 11/14/25	5,017,850
		20,061,850
	Industrials (0.1%)
2,500,000	Lockheed Martin Corp.~^ 4.950%, 10/15/25	2,506,875
3,830,000	RTX Corp.~ 3.950%, 08/16/25	3,820,808
5,000,000	Siemens Financieringsmaatschappij, NV* 3.250%, 05/27/25	4,997,050
		11,324,733
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~ 3.400%, 06/27/26	3,453,660
3,000,000	Mercedes-Benz Finance North America, LLC*~ 5.375%, 11/26/25	3,011,460
5,000,000	Take-Two Interactive Software, Inc.~^ 5.000%, 03/28/26	5,016,400
		11,481,520

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Materials (0.1%)
15,600,000	OCI, NV* 6.700%, 03/16/33	$17,041,128
	Other (0.0%)
5,000,000	Diageo Capital, PLC~^ 5.200%, 10/24/25	5,020,100
	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~ 5.450%, 10/30/25	5,023,400
5,000,000	Southern Company~^ 5.150%, 10/06/25	5,010,250
5,000,000	WEC Energy Group, Inc.~^ 5.000%, 09/27/25	5,005,700
		15,039,350
	TOTAL CORPORATE BONDS (Cost $161,330,833)	162,873,495
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (2.9%)
	Financials (1.0%)
849,428	Apollo Global Management, Inc.~ 6.750%, 07/31/26	61,260,747
975,000	Ares Management Corp.~ 6.750%, 10/01/27	48,135,750
1,000,000	KKR & Company, Inc.# 6.250%, 03/01/28	47,930,000
		157,326,497
	Health Care (0.1%)
300,000	Brightspring Health Services, Inc.~ , 02/01/27	18,810,000
	Industrials (0.6%)
1,000,000	Boeing Company~^ 6.000%, 10/15/27	61,380,000
396,461	Chart Industries, Inc.~ 6.750%, 12/15/25	20,980,716
		82,360,716
	Information Technology (0.6%)
850,000	Hewlett Packard Enterprise Company~ 7.625%, 09/01/27	42,670,000
1,000,000	Microchip Technology, Inc.^# 7.500%, 03/15/28	47,460,000
		90,130,000
	Materials (0.1%)
600,000	Albemarle Corp.~ 7.250%, 03/01/27	18,378,000
NUMBER OF SHARES		VALUE
	Utilities (0.5%)
500,000	NextEra Energy, Inc. 7.299%, 06/01/27~	$23,195,000
500,000	7.234%, 11/01/27^	21,210,000
300,000	6.926%, 09/01/25~^	11,550,000
571,201	PG&E Corp. 6.000%, 12/01/27	24,841,532
		80,796,532
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $448,672,954)	447,801,745
COMMON STOCKS (55.9%)
	Communication Services (5.5%)
925,796	Alphabet, Inc. - Class A~	147,016,405
961,458	Alphabet, Inc. - Class C~	154,688,978
1,006,546	AT&T, Inc.	27,881,324
825,193	Comcast Corp. - Class A~	28,221,600
149,159	Fox Corp. - Class A	7,426,627
1,705,240	Interpublic Group of Companies, Inc.	42,835,629
185,843	Match Group, Inc.	5,512,103
386,714	Meta Platforms, Inc. - Class A~	212,305,986
83,031	Netflix, Inc.~#	93,967,843
132,919	T-Mobile U.S., Inc.	32,824,347
473,025	Uber Technologies, Inc.#	38,319,755
768,112	Verizon Communications, Inc.~	33,843,015
372,562	Walt Disney Company~	33,884,514
		858,728,126
	Consumer Discretionary (5.6%)
1,673,608	Amazon.com, Inc.~#	308,646,787
825,000	Andretti Acquisition Corp. II - Class A#	8,448,000
142,161	Aptiv, PLC#	8,111,707
6,916	Booking Holdings, Inc.~	35,266,620
188,200	Caesars Entertainment, Inc.^#	5,092,692
596,053	Carnival Corp.#	10,931,612
439,185	Chipotle Mexican Grill, Inc.#	22,187,626
52,730	Darden Restaurants, Inc.~	10,579,747
160,188	DR Horton, Inc.~	20,238,152
150,215	eBay, Inc.	10,238,654
766,913	Ford Motor Company~	7,676,799
287,928	General Motors Company	13,025,863
199,420	Home Depot, Inc.~	71,888,916
171,353	Las Vegas Sands Corp.	6,283,515
161,330	Lowe's Companies, Inc.~	36,066,935
36,643	Lululemon Athletica, Inc.#	9,921,825
127,397	McDonald's Corp.	40,722,451

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
23,333	MKDWELL Tech, Inc.#	$6,533
26,250	Next.e.GO, NV#	3
270,288	NIKE, Inc. - Class B~	15,244,243
409,787	Norwegian Cruise Line Holdings, Ltd.^#	6,568,886
16,103	O'Reilly Automotive, Inc.#	22,788,966
91,054	Ross Stores, Inc.~	12,656,506
221,143	Starbucks Corp.~	17,702,497
492,218	Tesla, Inc.~#	138,884,231
250,238	TJX Companies, Inc.~	32,200,626
925,000	Vine Hill Capital Investment Corp. - Class A#	9,481,250
		880,861,642
	Consumer Staples (3.4%)
150,779	Archer-Daniels-Midland Company~	7,199,697
54,349	Boston Beer Company, Inc. - Class A#	13,358,984
96,899	Church & Dwight Company, Inc.	9,625,947
642,928	Coca-Cola Company	46,644,426
149,405	Colgate-Palmolive Company~	13,773,647
74,890	Constellation Brands, Inc. - Class A	14,044,871
59,336	Costco Wholesale Corp.~	59,009,652
45,738	Dollar General Corp.~	4,285,193
82,620	Dollar Tree, Inc.^#	6,755,837
56,848	Estee Lauder Companies, Inc. - Class A	3,408,606
163,418	General Mills, Inc.	9,272,337
120,449	Kellanova	9,969,564
89,771	Kimberly-Clark Corp.	11,830,022
215,181	Kroger Company	15,538,220
423,794	Mondelez International, Inc. - Class A	28,873,085
186,564	Monster Beverage Corp.#	11,216,228
197,694	PepsiCo, Inc.~	26,803,353
354,141	Philip Morris International, Inc.~	60,685,602
347,814	Procter & Gamble Company~	56,544,122
161,669	Sysco Corp.	11,543,167
100,041	Target Corp.~	9,673,965
986,901	Walmart, Inc.~	95,976,122
		526,032,647
	Energy (2.2%)
710,103	ChampionX Corp.	17,134,785
384,617	Chevron Corp.	52,330,989
246,857	ConocoPhillips~	21,999,896
95,744	Core Natural Resources, Inc.	6,913,674
73,884	EOG Resources, Inc.~	8,151,622
NUMBER OF SHARES		VALUE
782,667	Exxon Mobil Corp.~	$82,673,115
529,497	Hess Corp.	68,331,588
511,337	Kinder Morgan, Inc.	13,448,163
154,548	Marathon Petroleum Corp.	21,236,441
86,428	Noble Corp., PLC	1,878,945
158,700	Occidental Petroleum Corp.^	6,254,367
102,503	ONEOK, Inc.	8,421,646
71,944	Phillips 66~	7,486,493
228,072	Schlumberger, NV	7,583,394
69,603	Valero Energy Corp.~	8,080,212
258,002	Williams Companies, Inc.	15,111,177
		347,036,507
	Financials (7.7%)
127,095	Aflac, Inc.~	13,812,685
99,155	Allstate Corp.~	19,671,360
113,483	American Express Company~	30,233,006
49,684	Ameriprise Financial, Inc.	23,402,158
88,636	Arthur J Gallagher & Company	28,424,679
74,523	Assurant, Inc.~	14,363,563
2,015,048	Bank of America Corp.~	80,360,114
185,037	Bank of New York Mellon Corp.	14,878,825
267,494	Berkshire Hathaway, Inc. - Class B~#	142,641,175
19,198	Blackrock, Inc.	17,551,963
97,486	Blackstone, Inc.	12,839,881
88,105	Cboe Global Markets, Inc.	19,541,689
347,744	Charles Schwab Corp.~	28,306,362
114,239	Chubb, Ltd.~	32,681,493
280,417	Citigroup, Inc.~	19,174,914
39,928	CME Group, Inc.	11,063,250
112,300	Discover Financial Services	20,513,841
117,797	Fiserv, Inc.#	21,741,792
66,770	Global Payments, Inc.	5,095,219
107,630	Goldman Sachs Group, Inc.~	58,932,807
500,000	HCM II Acquisition Corp. - Class A#	5,450,000
420,818	Huntington Bancshares, Inc.	6,114,486
44,512	Jack Henry & Associates, Inc.	7,719,716
486,840	JPMorgan Chase & Company~	119,090,801
49,389	M&T Bank Corp.	8,384,277
137,018	Marsh & McLennan Companies, Inc.	30,893,448
168,581	Mastercard, Inc. - Class A~	92,392,503
149,289	MetLife, Inc.~	11,251,912
252,032	Morgan Stanley~	29,089,533
159,696	Mr. Cooper Group, Inc.#	19,005,421
79,109	Northern Trust Corp.	7,434,664

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
134,861	PayPal Holdings, Inc.#	$8,879,248
59,451	Prudential Financial, Inc.~	6,106,212
51,605	S&P Global, Inc.	25,805,080
74,715	State Street Corp.~	6,582,392
66,267	Travelers Companies, Inc.~	17,503,103
151,091	US Bancorp	6,095,011
361,954	Visa, Inc. - Class A~	125,055,107
939,679	Wells Fargo & Company~	66,726,606
		1,214,810,296
	Health Care (6.3%)
257,089	Abbott Laboratories	33,614,387
322,491	AbbVie, Inc.~	62,917,994
170,212	Agilent Technologies, Inc.	18,314,811
492,439	Amedisys, Inc.#	46,732,461
72,290	Amgen, Inc.~	21,030,607
190,254	Baxter International, Inc.^	5,930,217
61,787	Becton Dickinson & Company	12,795,470
36,970	Biogen, Inc.~#	4,476,328
579,412	Boston Scientific Corp.#	59,604,112
117,062	Centene Corp.#	7,006,161
49,815	Cigna Group	16,939,093
220,049	CVS Health Corp.~	14,679,469
149,332	Danaher Corp.~	29,766,348
100,959	Dexcom, Inc.#	7,206,453
168,965	Edwards Lifesciences Corp.~#	12,755,168
152,291	Eli Lilly & Company~	136,901,994
63,814	GE HealthCare Technologies, Inc.	4,488,039
233,726	Gilead Sciences, Inc.	24,901,168
50,337	HCA Healthcare, Inc.	17,370,292
30,532	Humana, Inc.	8,006,712
84,165	Intuitive Surgical, Inc.#	43,412,307
51,266	IQVIA Holdings, Inc.#	7,949,819
404,926	Johnson & Johnson~	63,293,983
45,282	Labcorp Holdings, Inc.	10,913,415
31,722	McKesson Corp.	22,611,124
269,078	Medtronic, PLC	22,807,051
509,229	Merck & Company, Inc.~	43,386,311
1,860,332	Pfizer, Inc.~	45,410,704
12,272	Regeneron Pharmaceuticals, Inc.~	7,347,983
18,620	Solventum Corp.#	1,231,154
43,766	Stryker Corp.~	16,364,983
87,699	Thermo Fisher Scientific, Inc.~	37,622,871
187,467	UnitedHealth Group, Inc.~	77,131,422
45,721	Vertex Pharmaceuticals, Inc.#	23,294,849
47,324	Zimmer Biomet Holdings, Inc.~	4,876,738
121,123	Zoetis, Inc.	18,943,637
		992,035,635
NUMBER OF SHARES		VALUE
	Industrials (4.5%)
74,485	3M Company	$10,346,711
52,290	Allegion, PLC	7,278,768
99,717	Automatic Data Processing, Inc.	29,974,930
353,123	AZEK Company, Inc.#	17,500,776
133,126	Boeing Company~#	24,394,008
286,902	Carrier Global Corp.	17,942,851
143,229	Caterpillar, Inc.~	44,296,433
751,995	CSX Corp.~	21,108,500
51,666	Deere & Company	23,950,291
76,079	Eaton Corp., PLC	22,395,375
201,647	Emerson Electric Company~	21,195,116
47,860	GE Vernova, Inc.	17,747,445
54,997	Generac Holdings, Inc.#	6,290,557
44,319	General Dynamics Corp.	12,060,086
191,440	General Electric Company	38,582,818
167,773	Honeywell International, Inc.	35,316,216
8,617	Hubbell, Inc.	3,129,522
63,229	Illinois Tool Works, Inc.~	15,169,269
173,607	Johnson Controls International, PLC	14,565,627
66,751	L3Harris Technologies, Inc.	14,686,555
36,234	Lockheed Martin Corp.	17,310,794
149,323	Masco Corp.	9,050,467
39,774	Norfolk Southern Corp.	8,911,365
36,015	Northrop Grumman Corp.	17,521,298
66,731	Otis Worldwide Corp.	6,424,193
157,481	PACCAR, Inc.	14,206,361
93,588	Paychex, Inc.	13,768,667
37,347	Paycom Software, Inc.^	8,454,987
169,686	Pentair, PLC	15,395,611
61,639	Quanta Services, Inc.	18,041,119
358,196	RTX Corp.~	45,179,261
330,947	Southwest Airlines Company~^	9,253,278
145,355	Union Pacific Corp.~	31,347,259
182,033	United Airlines Holdings, Inc.#	12,527,511
120,372	United Parcel Service, Inc. - Class B	11,471,452
22,869	United Rentals, Inc.	14,440,630
49,775	Veralto Corp.	4,773,423
58,864	Verisk Analytics, Inc.	17,449,056
112,469	Waste Management, Inc.	26,245,766
82,811	Xylem, Inc.	9,984,522
		709,688,874
	Information Technology (16.7%)
99,208	Accenture, PLC - Class A~	29,678,073
77,614	Adobe, Inc.#	29,103,698

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
354,168	Advanced Micro Devices, Inc.~#	$34,478,255
306,608	Amphenol Corp. - Class A~	23,593,486
125,649	Analog Devices, Inc.	24,491,503
125,000	Ansys, Inc.~#	40,235,000
2,644,678	Apple, Inc.~	561,994,075
160,656	Applied Materials, Inc.~	24,212,466
172,169	Arista Networks, Inc.#	14,164,344
45,021	Autodesk, Inc.#	12,347,009
163,049	Blackbaud, Inc.#	9,870,986
834,754	Broadcom, Inc.~	160,665,102
897,294	Cisco Systems, Inc.~	51,800,783
129,673	Cognizant Technology Solutions Corp. - Class A~	9,540,043
57,736	Crowdstrike Holdings, Inc. - Class A#	24,761,238
27,096	Enphase Energy, Inc.#	1,208,211
43,790	Gartner, Inc.#	18,439,093
252,343	HP, Inc.	6,452,410
733,646	Intel Corp.~	14,746,285
119,870	International Business Machines Corp.	28,986,963
65,477	Intuit, Inc.	41,084,853
1,478,989	Juniper Networks, Inc.	53,716,880
186,730	Lam Research Corp.	13,382,939
302,881	Micron Technology, Inc.~	23,306,693
1,330,030	Microsoft Corp.~	525,707,658
71,995	NetApp, Inc.	6,461,551
4,423,834	NVIDIA Corp.~	481,843,999
71,027	NXP Semiconductors, NV	13,090,986
111,063	ON Semiconductor Corp.#	4,409,201
329,547	Oracle Corp.	46,373,854
400,619	Palantir Technologies, Inc. - Class A#	47,449,314
160,797	Palo Alto Networks, Inc.#	30,057,783
64,913	PTC, Inc.#	10,059,568
215,873	QUALCOMM, Inc.	32,048,506
205,028	Salesforce, Inc.~	55,093,074
45,606	ServiceNow, Inc.#	43,554,186
101,234	Skyworks Solutions, Inc.^	6,507,322
79,222	Super Micro Computer, Inc.^#	2,524,013
64,983	TE Connectivity, PLC	9,512,212
102,062	Teradyne, Inc.	7,574,021
116,774	Texas Instruments, Inc.~	18,689,679
62,021	Twilio, Inc. - Class A#	5,998,051
29,431	Tyler Technologies, Inc.#	15,989,862
37,930	Workday, Inc. - Class A#	9,292,850
		2,624,498,078
NUMBER OF SHARES		VALUE
	Materials (1.2%)
59,455	Air Products & Chemicals, Inc.~	$16,117,656
3,987,500	Amcor, PLC	36,685,000
48,473	Avery Dennison Corp.	8,294,215
168,968	Corteva, Inc.	10,474,326
168,968	Dow, Inc.	5,168,731
152,155	DuPont de Nemours, Inc.	10,040,708
462,999	Freeport-McMoRan, Inc.	16,681,854
129,887	Linde, PLC	58,868,685
73,008	PPG Industries, Inc.	7,947,651
43,730	Sherwin-Williams Company	15,433,192
		185,712,018
	Other (0.1%)
500,000	Jackson Acquisition Company II#	5,165,000
600,000	Live Oak Acquisition Corp. V#	6,108,000
300,000	NewHold Investment Corp. III#	3,024,000
600,000	Stellar V Capital Corp.#	6,204,000
		20,501,000
	Real Estate (1.1%)
50,637	Alexandria Real Estate Equities, Inc.	3,679,284
69,869	American Tower Corp.~	15,749,171
97,616	Camden Property Trust	11,108,701
134,454	Crown Castle, Inc.	14,219,855
75,949	Digital Realty Trust, Inc.	12,192,852
13,386	Equinix, Inc.	11,522,000
511,755	Healthpeak Properties, Inc.	9,129,709
60,366	Mid-America Apartment Communities, Inc.	9,637,432
199,690	Prologis, Inc.~	20,408,318
33,243	Public Storage~	9,987,195
288,117	Realty Income Corp.	16,670,450
145,080	Redfin Corp.#	1,379,711
94,000	Regency Centers Corp.	6,784,920
146,244	UDR, Inc.	6,124,699
118,271	Welltower, Inc.	18,046,972
225,885	Weyerhaeuser Company	5,852,680
		172,493,949
	Special Purpose Acquisition Companies (0.4%)
9,673	Ai Transportation Acquisition Corp.#	106,403
50,000	Alchemy Investments Acquisition Corp. 1#	587,500
24,591	Black Hawk Acquisition Corp. - Class A#	260,296
1,250,000	Everest Consolidator Acquisition Corp.‡‡‡	14,462,500

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
500,000	Evergreen Corp. - Class A#	$6,102,500
231,000	Four Leaf Acquisition Corp. - Class A	2,662,275
496,419	FutureTech II Acquisition Corp. - Class A	5,535,072
925,000	GigCapital7 Corp. - Class A#	9,472,000
100,000	Haymaker Acquisition Corp. 4#	1,106,000
30,000	Israel Acquisitions Corp. - Class A#	362,100
100,000	Keen Vision Acquisition Corp.#	1,127,000
850,000	Mercer Park Opportunities Corp.#	8,606,250
100,000	Nabors Energy Transition Corp. II - Class A#	1,101,000
55,000	Oak Woods Acquisition Corp. - Class A#	649,825
14,770	Quetta Acquisition Corp.#	158,630
750,000	Siddhi Acquisition Corp.#	7,573,275
500,000	Silverbox Corp. IV - Class A#	5,285,000
24,769	Spark I Acquisition Corp.#	268,248
375,000	Translational Development Acquisition Corp.#	3,825,000
		69,250,874
	Utilities (1.2%)
359,808	AES Corp.~^	3,598,080
140,708	American Electric Power Company, Inc.	15,244,305
109,381	Consolidated Edison, Inc.	12,332,708
294,453	Dominion Energy, Inc.~	16,012,354
178,657	Duke Energy Corp.~	21,799,727
85,873	Edison International	4,595,064
159,964	Entergy Corp.	13,304,206
339,785	Exelon Corp.	15,935,917
181,057	FirstEnergy Corp.~	7,763,724
295,252	NextEra Energy, Inc.	19,746,454
221,603	NiSource, Inc.	8,666,893
139,111	Public Service Enterprise Group, Inc.~	11,119,142
198,852	Southern Company	18,272,510
159,163	Xcel Energy, Inc.	11,252,824
		179,643,908
	TOTAL COMMON STOCKS (Cost $5,565,181,344)	8,781,293,554
EXCHANGE-TRADED FUND (3.1%)
	Other (3.1%)
876,224	SPDR® S&P 500® ETF Trust^ (Cost $482,565,995)	485,901,257
NUMBER OF SHARES		VALUE
INVESTMENT IN AFFILIATED FUND (2.1%)
	Other (2.1%)
35,117,150	Calamos Short-Term Bond Fund (Cost $350,000,000)	$336,071,124
WARRANTS (0.0%)#
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc. 07/19/28, Strike $11.50	39,280
	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc. 08/01/30, Strike $8.10	744
412,500	Andretti Acquisition Corp. II 10/24/29, Strike $11.50	74,250
83,333	Carbon Revolution, PLC 11/03/28, Strike $11.50	2,342
750,000	Classover Holdings, Inc. 04/07/30, Strike $11.50	35,625
25,000	ECARX Holdings, Inc. 12/21/27, Strike $11.50	1,253
75,000	flyExclusive, Inc. 05/28/28, Strike $11.50	6,187
20,000	Grove Collaborative Holdings 06/16/27, Strike $11.50	265
35,000	Lanvin Group Holdings, Ltd. 12/14/27, Strike $11.50	789
33,333	Lotus Technology, Inc. 02/23/29, Strike $11.50	3,800
140,000	MKDWELL Tech, Inc. 07/31/29, Strike $11.50	1,673
200,000	Nogin, Inc. 08/26/27, Strike $11.50	20
25,000	United Homes Group, Inc. 01/28/28, Strike $11.50	8,250
462,500	Vine Hill Capital Investment Corp. 10/25/29, Strike $11.50	77,561
		212,759
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc. 12/31/27, Strike $11.50	8
500,000	Psyence Biomedical, Ltd. 01/25/29, Strike $11.50	5,050
		5,058
	Energy (0.0%)
250,000	AleAnna, Inc. 12/13/29, Strike $11.50	75,275
25,000	Crown Lng Holdings, Ltd. 10/18/28, Strike $11.50	1,075
250,000	New Era Helium, Inc. 12/06/29, Strike $11.50	18,425

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
200,000	Vast Renewables, Ltd. 07/01/28, Strike $11.50	$6,850
87,500	Zeo Energy Corp. 03/14/29, Strike $11.50	4,856
		106,481
	Financials (0.0%)
187,500	Beneficient 03/14/28, Strike $11.50	825
100,000	Content Checked Holdings, Inc. 12/11/29, Strike $11.50	127,000
250,000	DigiAsia Corp. 04/02/29, Strike $11.50	6,325
250,000	HCM II Acquisition Corp. 10/10/29, Strike $11.50	232,475
412,500	Innventure, Inc. 10/01/29, Strike $11.50	350,625
		717,250
	Health Care (0.0%)
625,000	Abpro Holdings, Inc. 11/12/29, Strike $11.50	11,937
156,250	American Oncology Network, Inc. 09/20/28, Strike $11.50	32,266
500,000	Baird Medical Investment Holdings, Ltd. 10/02/29, Strike $11.50	42,500
150,000	Engene Holdings, Inc. 08/28/28, Strike $11.50	115,500
100,000	Envoy Medical, Inc. 09/29/28, Strike $11.50	4,140
750,000	Holdco Nuvo Group DG, Ltd. 05/01/29, Strike $11.50	375
146,040	LakeShore Biopharma Company, Ltd. 03/15/28, Strike $11.50	4,958
62,500	Ocean Biomedical, Inc. 07/19/26, Strike $11.50	163
200,000	Omniab, Inc. 11/01/27, Strike $11.50	59,120
200,000	Prenetics Global, Ltd. 05/17/27, Strike $8.91	1,850
425,000	QT Imaging Holdings, Inc. 12/31/28, Strike $11.50	4,930
81,526	Spectral AI, Inc. 12/31/27, Strike $11.50	29,186
1,000,000	Tevogen Bio Holdings, Inc. 11/04/26, Strike $11.50	56,900
		363,825
	Industrials (0.0%)
289,507	Aeries Technology, Inc. 10/20/26, Strike $11.50	5,790
285,000	AERWINS Technology, Inc. 06/16/26, Strike $11.50	29
NUMBER OF SHARES		VALUE
50,000	AirJoule Technologies Corp. 03/15/29, Strike $11.50	$32,245
1,000,000	Bitcoin Depot, Inc. 07/03/28, Strike $11.50	49,100
25,000	Bridger Aerospace Group Holdings, Inc. 01/25/28, Strike $11.50	1,408
42,500	Complete Solaria, Inc. 12/31/27, Strike $11.50	7,225
200,000	Electriq Power Holdings, Inc. 07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc. 09/01/27, Strike $11.50	10,500
250,000	Heramba Electric, PLC 10/10/28, Strike $11.50	250
300,000	LanzaTech Global, Inc. 12/31/28, Strike $11.50	9,300
75,000	MultiSensor AI Holdings, Inc. 12/19/28, Strike $11.50	4,103
625,000	Murano Global Investments, PLC 03/30/29, Strike $11.50	107,062
166,666	Rain Enhancement Technologies Holdco, Inc. 01/02/30, Strike $11.50	28,383
350,000	Semilux International, Ltd. 02/06/29, Strike $1.00	35
250,000	Solidion Technology, Inc. 03/15/27, Strike $1.00	22,500
750,000	Southland Holdings, Inc. 09/01/26, Strike $11.50	77,100
750,000	Volato Group, Inc. 12/03/28, Strike $11.50	18,000
250,000	Zooz Power, Ltd. 04/04/29, Strike $11.50	18,750
		392,380
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc. 12/26/28, Strike $11.50	247,500
350,000	Alpha Modus Holdings, Inc. 12/16/29, Strike $11.50	28,000
1,000,000	Blaize Holdings, Inc. 01/08/30, Strike $11.50	250,000
166,666	Brand Engagement Network, Inc. 03/14/29, Strike $11.50	3,958
450,000	Helport AI, Ltd. 08/05/29, Strike $11.50	112,500
50,000	iLearningEngines Holdings, Inc. 04/16/29, Strike $11.50	5
125,000	Nvni Group, Ltd. 11/01/28, Strike $11.50	7,500
625,000	Roadzen, Inc. 11/30/28, Strike $11.50	36,750

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
350,000	Rubicon Technologies, Inc. 08/15/27, Strike $11.50	$376
459,150	SCHMID Group, NV 08/25/28, Strike $11.50	169,886
100,000	Smx Security Matters, PLC 03/07/28, Strike $11.50	2,860
192,245	Spectaire Holdings, Inc. 10/17/28, Strike $11.50	827
250,000	SpringBig Holdings, Inc. 06/14/27, Strike $11.50	225
250,000	Syntec Optics Holdings, Inc. 11/08/28, Strike $11.50	11,250
20,000	Veea, Inc. 09/17/29, Strike $11.50	1,694
500,000	Zapata Computing Holdings, Inc. 03/23/28, Strike $11.50	1,100
		874,431
	Materials (0.0%)
126,666	Bolt Projects Holdings, Inc. 08/12/29, Strike $11.50	5,092
500,000	Lifezone Metals, Ltd. 07/05/28, Strike $11.50	106,500
177,835	Niocorp Developments, Ltd. 03/17/28, Strike $0.89	81,804
		193,396
	Other (0.0%)
500,000	Critical Metals Corp. 02/23/29, Strike $11.50	115,000
525,800	Devvstream Corp. 10/28/26, Strike $1.00	53
250,000	FST Corp. 10/15/29, Strike $11.50	25
625,000	TNL Mediagene 12/05/29, Strike $11.50	6,250
200,000	Zoomcar Holdings, Inc. 07/01/28, Strike $11.50	2,240
		123,568
	Special Purpose Acquisition Companies (0.0%)
500,000	Aetherium Acquisition Corp. 01/03/29, Strike $11.50	50
25,000	Alchemy Investments Acquisition Corp. 1 06/26/28, Strike $11.50	4,470
750,000	Altenergy Acquisition Corp. 11/02/28, Strike $11.50	825
500,000	APx Acquisition Corp. I 08/19/28, Strike $11.50	500
250,000	Athena Technology Acquisition Corp. II
	10/17/28, Strike $11.50	17,500
NUMBER OF SHARES		VALUE
500,000	Aura FAT Projects Acquisition Corp. 06/02/27, Strike $11.50	$14,400
33,333	BlueRiver Acquisition Corp. 01/04/26, Strike $11.50	3
250,000	byNordic Acquisition Corp. 02/09/27, Strike $11.50	3,200
375,000	Cactus Acquisition Corp. 1, Ltd. 10/29/26, Strike $11.50	7,500
500,000	CARTESIAN GROWTH Corp. II 07/12/28, Strike $11.50	46,100
134,701	Cartica Acquisition Corp. 04/30/28, Strike $11.50	33,002
12,500	CERo Therapeutics Holdings, Inc. 02/14/29, Strike $11.50	213
750,000	Chain Bridge I 12/31/28, Strike $11.50	1,125
300,286	Clean Energy Special Situations Corp. 01/12/27, Strike $11.50	30
166,666	Compass Digital Acquisition Corp. 10/15/28, Strike $11.50	17
92,316	Concord Acquisition Corp. II 12/31/28, Strike $11.50	13,847
6,666	Constellation Acquisition Corp. I 12/31/27, Strike $11.50	109
41,666	Corner Growth Acquisition Corp. 2 06/17/26, Strike $11.50	1,317
133,333	Crown PropTech Acquisitions 12/31/27, Strike $11.50	13
375,000	CSLM Acquisition Corp. 06/01/27, Strike $11.50	28,500
350,000	Denali Capital Acquisition Corp. 04/07/27, Strike $11.50	11,200
750,000	DP Cap Acquisition Corp. I 11/09/26, Strike $11.50	18,750
125,000	Energem Corp. 03/10/23, Strike $11.50	13
500,000	EVe Mobility Acquisition Corp. 12/31/28, Strike $11.50	22,500
625,000	Everest Consolidator Acquisition Corp. 07/19/28, Strike $11.50	12,563
500,000	Evergreen Corp. 02/15/27, Strike $11.50	15,050
183,737	Finnovate Acquisition Corp. 09/30/26, Strike $11.50	8,810
8,600	Fold Holdings, Inc. 02/14/30, Strike $11.50	4,412
60,000	Four Leaf Acquisition Corp. 05/12/28, Strike $11.50	2,589
See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
500,000	FutureTech II Acquisition Corp. 02/16/27, Strike $11.50	$15,000
225,000	GCT Semiconductor Holding, Inc. 12/31/28, Strike $11.50	14,647
500,000	Genesis Growth Tech Acquisition Corp. 05/19/28, Strike $11.50	90,000
925,000	GigCapital7 Corp. 09/11/29, Strike $11.50	64,334
50,000	Haymaker Acquisition Corp. 4 09/12/28, Strike $11.50	10,133
500,000	Healthcare AI Acquisition Corp. 12/14/26, Strike $11.50	5,600
438,223	InFinT Acquisition Corp. 05/19/27, Strike $11.50	3,550
125,000	Integral Acquisition Corp.1 12/14/28, Strike $11.50	8,750
154,135	Integrated Wellness Acquisition Corp. 10/31/28, Strike $11.50	3,522
750,000	Investcorp Europe Acquisition Corp. I 11/23/28, Strike $11.50	15,900
6,250	Iris Acquisition Corp. 03/05/26, Strike $11.50	625
30,000	Israel Acquisitions Corp. 02/28/28, Strike $11.50	3,900
250,000	IX Acquisition Corp. 11/24/26, Strike $11.50	10,000
43,750	Jaws Mustang Acquisition Corp. 01/30/26, Strike $11.50	1,313
100,000	Keen Vision Acquisition Corp. 09/15/28, Strike $11.50	5,510
228,160	Marblegate Capital Corp. 04/07/30, Strike $11.50	11,864
850,000	Mercer Park Opportunities Corp. 08/29/29, Strike $11.50	85,000
675,350	Mountain & Company I Acquisition Corp. 08/24/23, Strike $11.50	675
50,000	Nabors Energy Transition Corp. II 09/05/28, Strike $11.50	23,000
55,000	Oak Woods Acquisition Corp. 05/17/28, Strike $11.50	1,757
625,000	Papaya Growth Opportunity Corp. I 12/31/28, Strike $11.50	25,000
150,000	Patria Latin American Opportunity Acquisition Corp. 03/10/27, Strike $11.50	5,655
500,000	Pearl Holdings Acquisition Corp. 12/15/26, Strike $11.50	10,050
NUMBER OF SHARES		VALUE
686,522	Perception Capital Corp IV 11/10/26, Strike $11.50	$13,730
144,093	Perception Capital Corp. III 06/18/23, Strike $11.50	14
500,000	Pinstripes Holdings, Inc. 09/30/28, Strike $11.50	4,925
250,000	Plum Acquisition Corp III 03/31/28, Strike $11.50	27,800
50,000	Pyrophyte Acquisition Corp. 05/03/28, Strike $11.50	11,750
1,000,000	Rigel Resource Acquisition Corp. 11/05/26, Strike $11.50	1,000
40,000	RMG Acquisition Corp. III 02/08/26, Strike $11.50	100
133,333	Ross Acquisition Corp. II 02/12/26, Strike $11.50	12,027
150,000	Roth CH Acquisition Company 10/29/28, Strike $11.50	6,045
1,000,000	ShoulderUp Technology Acquisition Corp. 07/26/23, Strike $11.50	25,000
166,666	Silverbox Corp. IV 09/24/29, Strike $11.50	61,666
7,500	Slam Corp. 02/23/26, Strike $11.50	870
500,000	Southport Acquisition Corp. 05/24/28, Strike $11.50	99,950
12,384	Spark I Acquisition Corp. 11/27/28, Strike $11.50	1,611
250,000	Spree Acquisition Corp. 1, Ltd. 12/22/28, Strike $11.50	7,175
333,333	Target Global Acquisition I Corp. 12/31/27, Strike $11.50	7,100
328,694	Tlgy Acquisition Corp. 01/14/28, Strike $11.50	57,521
266,666	Zalatoris II Acquisition Corp. 05/13/27, Strike $11.50	10,613
		1,033,290
	TOTAL WARRANTS (Cost $4,452,038)	4,061,718
RIGHTS (0.0%)#
	Consumer Staples (0.0%)
277,808	Mirati Therapeutics, Inc., (Expires 12/31/99)‡‡‡	277,808
	Special Purpose Acquisition Companies (0.0%)
9,673	AI Transportation Acquisition Corp., (Expires 10/25/24)	1,451
4,918	Black Hawk Acquisition Corp., (Expires 6/20/25)	7,869

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
750,000		CSLM Acquisition Corp., (Expires 7/1/23)	$90,075
850,000		Mercer Park Opportunities Corp., (Expires 1/22/27)	4,250
55,000		Oak Woods Acquisition Corp., (Expires 12/31/49)	11,555
1,477		Quetta Acquisition Corp., (Expires 11/30/24)	2,378
			117,578
		TOTAL RIGHTS (Cost $332,529)	395,386
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
OVER THE COUNTER PURCHASED OPTIONS (0.2%)#
		Consumer Discretionary (0.1%)
50	JPY	EDION Corp.
9,530,000,000		Call, 06/19/25, Strike 94.30	2,823,490
60	JPY	EDION Corp.
1,143,600,000,000		Call, 06/19/25, Strike 99.51	3,205,204
50	JPY	EDION Corp.
953,000,000,000		Call, 06/19/25, Strike 95.45	2,783,274
100	JPY	Kyoritsu Maintenance Company, Ltd.
3,019,000,000,000		Call, 01/29/26, Strike 94.89	2,176,482
20	JPY	Kyoritsu Maintenance Company, Ltd.
603,800,000,000		Call, 01/29/26, Strike 96.66	410,561
5	JPY	Kyoritsu Maintenance Company, Ltd.
150,950,000,000		Call, 01/29/26, Strike 95.73	105,873
50	JPY	Park24 Company, Ltd.
10,117,500,000		Call, 02/24/28, Strike 92.03	647,182
200	JPY	Takashimaya Company, Ltd.
21,980,000,000		Call, 12/06/28, Strike 94.40	3,798,362
			15,950,428
		Consumer Staples (0.0%)
50	JPY	Nippn Corp.
1,125,000,000,000		Call, 06/20/25, Strike 98.27	311,279
			311,279
		Industrials (0.1%)
100	JPY	ANA Holdings, Inc.
2,736,000,000,000		Call, 12/08/28, Strike 86.09	2,215,131
100		Asashi Refining US, Inc.
144,300,000		Call, 03/16/26, Strike $88.78	10
300	JPY	INFRONEER Holdings, Inc.
3,663,000,000,000		Call, 03/30/29, Strike 92.59	3,134,813
160	JPY	Seino Holdings Company, Ltd.
25,344,000,000		Call, 03/31/26, Strike 97.31	2,158,911
			7,508,865
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Real Estate (0.0%)
150	JPY	Daiwa House Industry Company, Ltd.
53,940,000,000		Call, 03/30/29, Strike 93.88	$1,873,494
50	JPY	Daiwa House Industry Company, Ltd.
17,980,000,000		Call, 03/30/29, Strike 94.87	652,864
100	JPY	Relo Group, Inc.
1,881,000,000,000		Call, 12/17/27, Strike 92.68	596,042
			3,122,400
		Communication Services (0.0%)
90	JPY	Cyberagent, Inc.
3,330,000,000		Call, 11/16/29, Strike 88.81	1,288,596
50	JPY	Cyberagent, Inc.
1,850,000,000		Call, 11/16/29, Strike 89.46	691,272
			1,979,868
		Materials (0.0%)
130	JPY	JFE Holdings, Inc.
16,978,000,000		Call, 09/08/28, Strike 94.99	909,908
130	JPY	Kansai Paint Company, Ltd.
2,795,000,000,000		Call, 03/08/29, Strike 94.43	1,215,934
100	JPY	Kobe Steel, Ltd.
1,669,000,000,000		Call, 12/14/28, Strike 92.11	540,635
			2,666,477
		Information Technology (0.0%)
100	JPY	Ibiden Company, Ltd.
24,750,000,000		Call, 03/14/31, Strike 91.31	741,930
			741,930
		TOTAL OVER THE COUNTER PURCHASED OPTIONS (Cost $14,273,919)	32,281,247
EXCHANGE-TRADED PURCHASED OPTIONS (0.7%)#
		Other (0.7%)
9,000		S&P 500 Index
5,012,154,000		Put, 06/30/25, Strike $5,200.00	71,955,000
7,000		S&P 500 Index
3,898,342,000		Put, 05/30/25, Strike $5,200.00	28,840,000
2,500		S&P 500 Index
1,392,265,000		Put, 05/30/25, Strike $5,000.00	5,475,000
1,000		S&P 500 Index
556,906,000		Put, 07/31/25, Strike $4,800.00	5,425,000
			111,695,000
		Consumer Discretionary (0.0%)
780		PDD Holdings, Inc.
8,234,460		Call, 10/17/25, Strike $130.00	440,700
			440,700
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $157,536,874)	112,135,700

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.4%)
692,816,793		State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $692,816,793)	$692,816,793
		TOTAL INVESTMENTS (105.6%) (Cost $12,747,727,743)	16,598,782,449
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.4%)			(692,816,793)
LIABILITIES, LESS OTHER ASSETS (-1.2%)			(189,875,725)
NET ASSETS (100.0%)			$15,716,089,931
NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-19.1%)#
		Communication Services (-1.0%)
(40,000)		AST SpaceMobile, Inc.	(928,400)
(3,500)		Charter Communications, Inc. - Class A	(1,371,510)
(472,000	) JPY	CyberAgent, Inc.	(4,042,272)
(133,413)		Live Nation Entertainment, Inc.	(17,670,552)
(165,406)		Lyft, Inc. - Class A	(2,051,035)
(69,347)		Match Group, Inc.	(2,056,832)
(386,002)		Omnicom Group, Inc.	(29,397,912)
(146,846)		Snap, Inc. - Class A	(1,168,894)
(106,200)		Sphere Entertainment Company	(2,893,950)
(101,000)		Spotify Technology, SA	(62,011,980)
(291,400)		Uber Technologies, Inc.	(23,606,314)
(206,448)		Weibo Corp. (ADR)	(1,672,229)
(24,929)		Ziff Davis, Inc.	(736,153)
			(149,608,033)
		Consumer Discretionary (-3.2%)
(1,342,000)		Alibaba Group Holding, Ltd. (ADR)	(160,275,060)
(1,271,000)		Carnival Corp.	(23,310,140)
(65,100)		Cheesecake Factory, Inc.	(3,279,087)
(157,300)		DraftKings, Inc. - Class A	(5,236,517)
(1,440,100	) JPY	EDION Corp.	(19,197,305)
(143,759)		Etsy, Inc.	(6,250,641)
(240,800)		Ford Motor Company	(2,410,408)
(1,200,000)		GameStop Corp. - Class A	(33,432,000)
(20,000)		Groupon, Inc.	(364,200)
(170,736)		Guess?, Inc.	(1,920,780)
(235,000)		JD.com, Inc. (ADR)	(7,665,700)
(977,400	) JPY	Kyoritsu Maintenance Company, Ltd.	(20,637,646)
NUMBER OF SHARES			VALUE
(381,900)		Li Auto, Inc. (ADR)	$(9,314,541)
(2,066,400)		NIO, Inc. (ADR)	(8,368,920)
(552,200)		Norwegian Cruise Line Holdings, Ltd.	(8,851,766)
(78,700	) JPY	Park24 Company, Ltd.	(1,113,788)
(2,411,000)		Peloton Interactive, Inc. - Class A	(16,611,790)
(2,883,200)		Rivian Automotive, Inc. - Class A	(39,384,512)
(23,700)		Shake Shack, Inc. - Class A	(2,079,438)
(482,355)		Stride, Inc.	(68,614,999)
(1,091,600	) JPY	Takashimaya Company, Ltd.	(8,390,463)
(261,600)		Trip.com Group, Ltd. (ADR)	(15,431,784)
(1,075,902)		Wayfair, Inc. - Class A	(32,449,204)
(1,580,000	) HKD	Wynn Macau, Ltd.	(1,057,326)
			(495,648,015)
		Consumer Staples (-0.1%)
(96,089)		Freshpet, Inc.	(7,066,385)
(123,900	) JPY	Nippn Corp.	(1,949,748)
(107,400)		Post Holdings, Inc.	(12,154,458)
(15,000)		Spectrum Brands Holdings, Inc.	(946,500)
			(22,117,091)
		Energy (-0.3%)
(273,211)		Chevron Corp.	(37,173,089)
(74,468)		Northern Oil & Gas, Inc.	(1,809,572)
(141,200)		World Kinect Corp.	(3,542,708)
			(42,525,369)
		Financials (-1.0%)
(429,130)		Apollo Global Management, Inc.	(58,567,662)
(245,200)		Ares Management Corp. - Class A	(37,400,356)
(104,633)		Coinbase Global, Inc. - Class A	(21,228,989)
(310,000)		KKR & Company, Inc.	(35,423,700)
(1,196,000	) HKD	Ping An Insurance Group Company of China, Ltd. - Class H	(7,186,240)
(45,000)		Starwood Property Trust, Inc.	(863,550)
(188,024)		WisdomTree, Inc.	(1,635,809)
			(162,306,306)
		Health Care (-1.0%)
(43,700)		Alnylam Pharmaceuticals, Inc.	(11,503,588)
(62,600)		Alphatec Holdings, Inc.	(687,348)
(60,580)		Amphastar Pharmaceuticals, Inc.	(1,478,758)
(195,466)		Bridgebio Pharma, Inc.	(7,498,076)
(981,990)		BrightSpring Health Services, Inc.	(17,214,285)
(22,956)		CONMED Corp.	(1,127,369)
(55,257)		Dexcom, Inc.	(3,944,245)
(49,406)		Envista Holdings Corp.	(794,449)
(92,000)		Evolent Health, Inc. - Class A	(907,120)
(36,400)		Haemonetics Corp.	(2,293,928)

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
(460,224)		Halozyme Therapeutics, Inc.	$(28,266,958)
(220,900)		Innoviva, Inc.	(4,128,621)
(281,574)		Insmed, Inc.	(20,273,328)
(52,733)		Integer Holdings Corp.	(6,660,705)
(107,580)		Ionis Pharmaceuticals, Inc.	(3,303,782)
(22,800)		iRhythm Technologies, Inc.	(2,437,092)
(67,692)		Jazz Pharmaceuticals, PLC	(7,917,256)
(49,580)		Lantheus Holdings, Inc.	(5,173,177)
(68,400)		Merck & Company, Inc.	(5,827,680)
(88,500)		Merit Medical Systems, Inc.	(8,358,825)
(107,198)		Pacira BioSciences, Inc.	(2,883,626)
(102,663)		Sarepta Therapeutics, Inc.	(6,406,171)
(188,298)		Tandem Diabetes Care, Inc.	(3,172,821)
			(152,259,208)
		Industrials (-2.8%)
(198,100	) JPY	ANA Holdings, Inc.	(3,790,751)
(106,878)		Axon Enterprise, Inc.	(65,548,277)
(442,400)		Bloom Energy Corp. - Class A	(8,104,768)
(291,400)		Boeing Company	(53,396,136)
(132,797)		Chart Industries, Inc.	(17,924,939)
(181,333)		Fluor Corp.	(6,326,708)
(133,056)		Granite Construction, Inc.	(10,816,122)
(66,880)		Greenbrier Companies, Inc.	(2,837,050)
(544,500	) JPY	INFRONEER Holdings, Inc.	(4,649,843)
(34,800)		JBT Marel Corp.	(3,663,048)
(95,700)		Middleby Corp.	(12,761,595)
(129,298	) EUR	Rheinmetall, AG	(219,566,483)
(624,300	) JPY	Seino Holdings Company, Ltd.	(9,815,544)
(4,086,000	) SGD	Singapore Airlines, Ltd.	(20,991,547)
			(440,192,811)
		Information Technology (-6.8%)
(21,800)		Advanced Energy Industries, Inc.	(2,123,538)
(296,322)		Akamai Technologies, Inc.	(23,877,627)
(101,700)		Alarm.com Holdings, Inc.	(5,451,120)
(111,500)		Alkami Technology, Inc.	(2,975,935)
(60,700)		BILL Holdings, Inc.	(2,766,099)
(131,669)		Blackline, Inc.	(6,218,727)
(512,321)		Box, Inc. - Class A	(15,994,662)
(77,994)		Cloudflare, Inc. - Class A	(9,420,115)
(57,312)		Confluent, Inc. - Class A	(1,364,599)
(78,439)		CSG Systems International, Inc.	(4,716,537)
(27,800)		Datadog, Inc. - Class A	(2,840,048)
(662,200)		Dropbox, Inc. - Class A	(18,905,810)
(4,734)		Enphase Energy, Inc.	(211,089)
(33,000)		Five9, Inc.	(829,620)
(38,864)		Guidewire Software, Inc.	(7,958,181)
(1,988,789)		Hewlett Packard Enterprise Company	(32,258,158)
NUMBER OF SHARES			VALUE
(25,800	) JPY	Ibiden Company, Ltd.	$(713,118)
(129,041)		InterDigital, Inc.	(25,937,241)
(178,565)		Itron, Inc.	(19,872,499)
(4,183,000	) HKD	Lenovo Group, Ltd.	(4,848,776)
(175,153)		Lumentum Holdings, Inc.	(10,341,033)
(665,000)		MARA Holdings, Inc.	(8,891,050)
(766,000)		Microchip Technology, Inc.	(35,297,280)
(638,710)		MicroStrategy, Inc. - Class A	(242,780,058)
(48,100)		MKS Instruments, Inc.	(3,373,734)
(134,048)		Nova, Ltd.	(26,301,558)
(188,321)		Nutanix, Inc. - Class A	(12,937,653)
(380,700)		ON Semiconductor Corp.	(15,113,790)
(227,709)		PagerDuty, Inc.	(3,531,767)
(1,823,646)		Palo Alto Networks, Inc.	(340,894,147)
(49,992)		Parsons Corp.	(3,342,465)
(219,700)		Progress Software Corp.	(13,173,212)
(86,800)		Rapid7, Inc.	(2,050,216)
(294,000)		Riot Platforms, Inc.	(2,128,560)
(164,400)		Seagate Technology Holdings, PLC	(14,965,332)
(161,645)		Shift4 Payments, Inc. - Class A	(13,222,561)
(15,000)		Shopify, Inc. - Class A	(1,425,000)
(295,060)		Snowflake, Inc. - Class A	(47,059,119)
(106,500)		Super Micro Computer, Inc.	(3,393,090)
(37,600)		Synaptics, Inc.	(2,092,816)
(18,800)		Synopsys, Inc.	(8,629,388)
(36,000)		Unity Software, Inc.	(758,520)
(138,700)		Varonis Systems, Inc.	(5,941,908)
(105,900)		Vertex, Inc. - Class A	(4,239,177)
(156,646)		Vishay Intertechnology, Inc.	(2,034,831)
(888,113)		Western Digital Corp.	(38,952,636)
(103,100)		Workiva, Inc.	(7,760,337)
(137,000)		Xerox Holdings Corp.	(604,170)
(2,225,000	) HKD	Xiaomi Corp. - Class B*	(14,330,129)
			(1,074,849,036)
		Materials (-0.4%)
(206,550)		Albemarle Corp.	(12,093,503)
(3,200,000)		Amcor, PLC	(29,440,000)
(25,000	) JPY	ARE Holdings, Inc.	(310,358)
(59,100	) JPY	JFE Holdings, Inc.	(686,152)
(183,000	) JPY	Kansai Paint Company, Ltd.	(2,751,783)
(149,000	) JPY	Kobe Steel, Ltd.	(1,739,271)
(367,743)		MP Materials Corp.	(8,994,994)
			(56,016,061)
		Real Estate (-0.4%)
(179,500	) JPY	Daiwa House Industry Company, Ltd.	(6,471,692)
(24,500)		Digital Realty Trust, Inc.	(3,933,230)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
(28,300)		Federal Realty Investment Trust	$(2,660,766)
(79,000	) JPY	Relo Group, Inc.	(1,039,299)
(19,500)		Rexford Industrial Realty, Inc.	(645,450)
(220,000)		Ventas, Inc.	(15,417,600)
(252,400)		Welltower, Inc.	(38,513,716)
			(68,681,753)
		Utilities (-2.1%)
(152,700)		Alliant Energy Corp.	(9,320,808)
(84,260)		American Water Works Company, Inc.	(12,387,063)
(223,000)		CenterPoint Energy, Inc.	(8,647,940)
(52,000)		CMS Energy Corp.	(3,829,800)
(133,500)		Duke Energy Corp.	(16,289,670)
(414,000)		Evergy, Inc.	(28,607,400)
(160,000)		FirstEnergy Corp.	(6,860,800)
(944,800)		NextEra Energy, Inc.	(63,188,224)
(1,223,500)		PG&E Corp.	(20,212,220)
(48,500)		Pinnacle West Capital Corp.	(4,616,230)
(490,000)		PPL Corp.	(17,885,000)
(808,147)		Southern Company	(74,260,628)
(501,200)		UGI Corp.	(16,434,348)
(463,800)		WEC Energy Group, Inc.	(50,795,376)
			(333,335,507)
		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,603,428,313)	(2,997,539,190)
		TOTAL SECURITIES SOLD SHORT (Proceeds $2,603,428,313)	(2,997,539,190)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-2.7%)#
		Communication Services (0.0%)
(2,400)		AST SpaceMobile, Inc.
(5,570,400)		Call, 01/15/27, Strike $30.00	(2,298,000)
(955)		Sphere Entertainment Company
(2,602,375)		Call, 01/16/26, Strike $35.00	(334,250)
			(2,632,250)
		Consumer Discretionary (0.0%)
(1,560)		PDD Holdings, Inc.
(16,468,920)		Call, 10/17/25, Strike $160.00	(234,000)
			(234,000)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Information Technology (0.0%)
(350)	MicroStrategy, Inc.
(13,303,850)	Call, 01/15/27, Strike $690.00	$(3,843,875)
(500)	Super Micro Computer, Inc.
(1,593,000)	Call, 06/20/25, Strike $50.00	(27,250)
		(3,871,125)
	Other (-2.7%)
(1,000)	S&P 500 Index
(556,906,000)	Put, 07/31/25, Strike $4,000.00	(1,585,000)
(1,250)	S&P 500 Index
(696,132,500)	Call, 06/30/25, Strike $5,200.00	(60,850,000)
(2,500)	S&P 500 Index
(1,392,265,000)	Put, 05/30/25, Strike $4,500.00	(1,650,000)
(3,000)	S&P 500 Index
(1,670,718,000)	Put, 05/30/25, Strike $4,800.00	(3,675,000)
(5,000)	S&P 500 Index
(2,784,530,000)	Put, 06/30/25, Strike $4,800.00	(16,000,000)
(5,250)	S&P 500 Index
(2,923,756,500)	Call, 05/30/25, Strike $5,500.00	(103,845,000)
(9,000)	S&P 500 Index
(5,012,154,000)	Call, 06/30/25, Strike $5,500.00	(234,000,000)
		(421,605,000)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $651,359,831)	$(428,342,375)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust European Company	Monetary Unit	05/23/25	15,521,000	$17,602,087	$(84,263)
State Street Bank and Trust	Singapore Dollar	05/23/25	2,856,000	2,188,866	41,837
					$(42,426)
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Singapore Dollar	05/23/25	1,378,000	$1,056,113	$(3,409)
State Street Bank and Trust	Singapore Dollar	05/23/25	2,279,000	1,746,648	(47,995)
State Street Bank British Pound and Trust	Sterling	05/23/25	8,099,000	10,794,193	(581,774)
State Street Bank European and Trust	Monetary Unit	05/23/25	9,857,000	11,178,647	(864,676)
Bank of New York	European Monetary Unit	05/23/25	11,521,000	13,065,759	(471,981)
State Street Bank and Trust	Singapore Dollar	05/23/25	23,905,000	18,321,026	(363,058)
Northern Trust European Company	Monetary Unit	05/23/25	19,640,000	22,273,371	(1,611,070)

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	05/23/25	3,355,741,000	$23,525,473	$(902,322)
Northern Trust European Company	Monetary Unit	05/23/25	21,196,000	24,038,003	74,672
State Street Bank European and Trust	Monetary Unit	05/23/25	28,440,000	32,253,293	(1,343,160)
State Street Bank European and Trust	Monetary Unit	05/23/25	109,347,000	124,008,470	(9,273,549)
					$(15,388,322)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $4,735,006,975.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
SmileDirectClub, Inc.	02/05/2021	$12,518,360
	TOTAL	$12,518,360

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

#  Non-income producing security.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

JPY  Japanese Yen

SGD  Singapore Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2025 (Unaudited)

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America NA	Lucid Group, Inc.	Equity returns on 436,825 shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	07/03/25	Monthly	$1,013,434	$—	$(82,997)	$(82,997)
Bank of America NA	Lucid Group, Inc.	Equity returns on 2,082,125 shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	04/01/30	Monthly	4,830,530	—	(395,604)	(395,604)
Citibank NA	Lucid Group, Inc.	Equity returns on 1,528,900 shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	07/03/25	Monthly	3,669,360	—	(168,179)	(168,179)
Citibank NA	Lucid Group, Inc.	Equity returns on 7,287,500 shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	04/01/30	Monthly	17,490,000	—	(801,625)	(801,625)
							$—	$(1,448,405)	$(1,448,405)

See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (95.2%)
	Communication Services (9.3%)
76,837	Alphabet, Inc. - Class A~	$12,201,716
76,657	Alphabet, Inc. - Class C	12,333,345
77,047	AT&T, Inc.	2,134,202
66,505	Comcast Corp. - Class A	2,274,471
12,298	Fox Corp. - Class A	612,317
14,221	Match Group, Inc.	421,795
30,837	Meta Platforms, Inc. - Class A	16,929,513
6,356	Netflix, Inc.#	7,193,212
10,172	T-Mobile U.S., Inc.	2,511,975
36,528	Uber Technologies, Inc.#	2,959,133
63,476	Verizon Communications, Inc.	2,796,753
30,838	Walt Disney Company	2,804,716
		65,173,148
	Consumer Discretionary (9.9%)
133,375	Amazon.com, Inc.~#	24,597,017
10,881	Aptiv, PLC#	620,870
549	Booking Holdings, Inc.	2,799,505
14,406	Caesars Entertainment, Inc.#^	389,826
49,066	Carnival Corp.#	899,870
32,923	Chipotle Mexican Grill, Inc.#	1,663,270
4,254	Darden Restaurants, Inc.	853,522
13,219	DR Horton, Inc.	1,670,088
11,532	eBay, Inc.^	786,021
58,697	Ford Motor Company	587,557
22,036	General Motors Company	996,908
16,183	Home Depot, Inc.	5,833,810
13,676	Las Vegas Sands Corp.	501,499
13,212	Lowe's Companies, Inc.	2,953,675
2,975	Lululemon Athletica, Inc.#	805,541
10,241	McDonald's Corp.	3,273,536
20,687	NIKE, Inc. - Class B~	1,166,747
31,362	Norwegian Cruise Line Holdings, Ltd.#^	502,733
1,276	O'Reilly Automotive, Inc.#	1,805,795
7,332	Ross Stores, Inc.	1,019,148
17,775	Starbucks Corp.~	1,422,889
39,073	Tesla, Inc.#	11,024,838
20,491	TJX Companies, Inc.	2,636,782
		68,811,447
	Consumer Staples (5.9%)
12,455	Archer-Daniels-Midland Company	594,726
7,987	Church & Dwight Company, Inc.	793,428
51,658	Coca-Cola Company~	3,747,788
12,030	Colgate-Palmolive Company	1,109,046
5,676	Constellation Brands, Inc. - Class A	1,064,477
NUMBER OF SHARES		VALUE
4,912	Costco Wholesale Corp.	$4,884,984
3,844	Dollar General Corp.	360,144
6,623	Dollar Tree, Inc.#	541,563
4,351	Estee Lauder Companies, Inc. - Class A	260,886
13,140	General Mills, Inc.	745,564
9,967	Kellanova	824,969
7,429	Kimberly-Clark Corp.	978,994
17,293	Kroger Company	1,248,727
34,707	Mondelez International, Inc. - Class A	2,364,588
15,006	Monster Beverage Corp.#	902,161
15,844	PepsiCo, Inc.~	2,148,129
29,002	Philip Morris International, Inc.~	4,969,783
28,483	Procter & Gamble Company	4,630,481
12,943	Sysco Corp.	924,130
8,192	Target Corp.	792,166
73,299	Walmart, Inc.~	7,128,328
		41,015,062
	Energy (3.2%)
31,988	Chevron Corp.	4,352,287
21,706	ConocoPhillips	1,934,439
6,121	EOG Resources, Inc.	675,330
62,303	Exxon Mobil Corp.	6,581,066
14,090	Hess Corp.	1,818,314
41,177	Kinder Morgan, Inc.	1,082,955
12,437	Marathon Petroleum Corp.	1,708,968
12,227	Occidental Petroleum Corp.^	481,866
8,254	ONEOK, Inc.	678,149
5,781	Phillips 66	601,571
17,420	Schlumberger, NV	579,215
5,754	Valero Energy Corp.	667,982
20,780	Williams Companies, Inc.	1,217,085
		22,379,227
	Financials (13.7%)
8,535	Aflac, Inc.	927,584
6,556	Allstate Corp.	1,300,645
9,130	American Express Company	2,432,323
4,016	Ameriprise Financial, Inc.	1,891,616
7,311	Arthur J Gallagher & Company	2,344,565
6,029	Assurant, Inc.	1,162,030
162,108	Bank of America Corp.~	6,464,867
14,878	Bank of New York Mellon Corp.	1,196,340
22,096	Berkshire Hathaway, Inc. - Class B#	11,782,692
1,544	Blackrock, Inc.	1,411,617
7,623	Blackstone, Inc.	1,004,025
6,793	Cboe Global Markets, Inc.	1,506,687
28,496	Charles Schwab Corp.	2,319,574

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Hedged Equity Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
9,078	Chubb, Ltd.	$2,597,034
21,464	Citigroup, Inc.	1,467,708
3,212	CME Group, Inc.	889,981
8,719	Discover Financial Services	1,592,700
9,743	Fiserv, Inc.#	1,798,266
5,396	Global Payments, Inc.	411,769
8,662	Goldman Sachs Group, Inc.~	4,742,878
32,205	Huntington Bancshares, Inc.	467,939
3,683	Jack Henry & Associates, Inc.	638,743
39,213	JPMorgan Chase & Company	9,592,284
3,989	M&T Bank Corp.	677,173
11,338	Marsh & McLennan Companies, Inc.	2,556,379
12,904	Mastercard, Inc. - Class A~	7,072,166
12,363	MetLife, Inc.	931,799
20,097	Morgan Stanley	2,319,596
6,393	Northern Trust Corp.	600,814
10,321	PayPal Holdings, Inc.#	679,535
4,789	Prudential Financial, Inc.	491,878
4,153	S&P Global, Inc.	2,076,708
5,633	State Street Corp.	496,267
5,334	Travelers Companies, Inc.	1,408,869
14,757	US Bancorp~	595,297
29,276	Visa, Inc. - Class A	10,114,858
75,872	Wells Fargo & Company~	5,387,671
		95,352,877
	Health Care (10.6%)
21,184	Abbott Laboratories	2,769,808
26,316	AbbVie, Inc.	5,134,252
13,582	Agilent Technologies, Inc.	1,461,423
5,960	Amgen, Inc.	1,733,883
14,872	Baxter International, Inc.	463,560
4,975	Becton Dickinson & Company	1,030,273
3,099	Biogen, Inc.#	375,227
43,880	Boston Scientific Corp.#	4,513,936
9,676	Centene Corp.#	579,109
4,111	Cigna Group	1,397,904
18,180	CVS Health Corp.	1,212,788
11,872	Danaher Corp.	2,366,446
7,726	Dexcom, Inc.#	551,482
13,846	Edwards Lifesciences Corp.#	1,045,234
12,186	Eli Lilly & Company~	10,954,605
5,097	GE HealthCare Technologies, Inc.	358,472
19,367	Gilead Sciences, Inc.	2,063,360
4,055	HCA Healthcare, Inc.	1,399,299
2,619	Humana, Inc.	686,807
6,938	Intuitive Surgical, Inc.#	3,578,620
3,926	IQVIA Holdings, Inc.#	608,805
NUMBER OF SHARES		VALUE
33,502	Johnson & Johnson	$5,236,698
3,839	Labcorp Holdings, Inc.	925,237
2,530	McKesson Corp.	1,803,359
20,540	Medtronic, PLC	1,740,970
40,055	Merck & Company, Inc.	3,412,686
81,222	Pfizer, Inc.	1,982,629
988	Regeneron Pharmaceuticals, Inc.	591,575
1,425	Solventum Corp.#	94,221
3,618	Stryker Corp.	1,352,843
7,092	Thermo Fisher Scientific, Inc.~	3,042,468
14,629	UnitedHealth Group, Inc.	6,018,956
3,775	Vertex Pharmaceuticals, Inc.#	1,923,362
3,598	Zimmer Biomet Holdings, Inc.	370,774
9,631	Zoetis, Inc.	1,506,288
		74,287,359
	Industrials (8.0%)
5,701	3M Company	791,926
4,314	Allegion, PLC	600,509
8,220	Automatic Data Processing, Inc.	2,470,932
10,491	Boeing Company#	1,922,371
22,488	Carrier Global Corp.	1,406,400
11,455	Caterpillar, Inc.~	3,542,688
60,819	CSX Corp.~	1,707,189
4,136	Deere & Company	1,917,284
5,674	Eaton Corp., PLC	1,670,255
16,231	Emerson Electric Company	1,706,040
3,823	GE Vernova, Inc.	1,417,645
4,209	Generac Holdings, Inc.#	481,425
3,589	General Dynamics Corp.	976,639
15,296	General Electric Company	3,082,756
13,749	Honeywell International, Inc.	2,894,165
711	Hubbell, Inc.	258,221
5,114	Illinois Tool Works, Inc.	1,226,900
13,191	Johnson Controls International, PLC	1,106,725
5,713	L3Harris Technologies, Inc.	1,256,974
2,881	Lockheed Martin Corp.	1,376,398
12,068	Masco Corp.	731,442
3,281	Norfolk Southern Corp.	735,108
2,950	Northrop Grumman Corp.~	1,435,175
5,402	Otis Worldwide Corp.	520,051
12,662	PACCAR, Inc.	1,142,239
7,726	Paychex, Inc.	1,136,649
2,773	Paycom Software, Inc.	627,779
12,986	Pentair, PLC	1,178,220
4,848	Quanta Services, Inc.	1,418,961
29,334	RTX Corp.	3,699,897
25,923	Southwest Airlines Company^	724,807

See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
11,457	Union Pacific Corp.	$2,470,817
14,973	United Airlines Holdings, Inc.#	1,030,442
9,677	United Parcel Service, Inc. - Class B	922,218
1,801	United Rentals, Inc.	1,137,241
3,956	Veralto Corp.	379,380
4,856	Verisk Analytics, Inc.	1,439,464
9,295	Waste Management, Inc.	2,169,081
6,677	Xylem, Inc.	805,046
		55,517,459
	Information Technology (28.9%)
8,124	Accenture, PLC - Class A	2,430,295
5,941	Adobe, Inc.#	2,227,756
27,112	Advanced Micro Devices, Inc.#	2,639,353
25,233	Amphenol Corp. - Class A	1,941,679
10,074	Analog Devices, Inc.	1,963,624
212,174	Apple, Inc.~	45,086,975
12,298	Applied Materials, Inc.	1,853,432
14,156	Arista Networks, Inc.#	1,164,614
3,512	Autodesk, Inc.#	963,166
66,774	Broadcom, Inc.	12,851,992
74,197	Cisco Systems, Inc.	4,283,393
9,850	Cognizant Technology Solutions Corp. - Class A	724,664
4,597	Crowdstrike Holdings, Inc. - Class A#	1,971,515
2,074	Enphase Energy, Inc.#	92,480
3,631	Gartner, Inc.#	1,528,941
20,249	HP, Inc.	517,767
62,656	Intel Corp.	1,259,386
9,908	International Business Machines Corp.	2,395,953
5,196	Intuit, Inc.~	3,260,334
15,500	Lam Research Corp.	1,110,885
24,004	Micron Technology, Inc.~	1,847,108
106,720	Microsoft Corp.~	42,182,147
5,455	NetApp, Inc.	489,586
354,252	NVIDIA Corp.	38,585,128
5,433	NXP Semiconductors, NV	1,001,356
8,500	ON Semiconductor Corp.#	337,450
26,394	Oracle Corp.~	3,714,164
31,352	Palantir Technologies, Inc. - Class A#	3,713,331
12,860	Palo Alto Networks, Inc.#	2,403,920
5,206	PTC, Inc.#	806,774
17,346	QUALCOMM, Inc.	2,575,187
16,418	Salesforce, Inc.	4,411,681
3,489	ServiceNow, Inc.#	3,332,030
7,747	Skyworks Solutions, Inc.	497,977
6,920	Super Micro Computer, Inc.#^	220,471
5,267	TE Connectivity, PLC	770,983
NUMBER OF SHARES		VALUE
7,812	Teradyne, Inc.	$579,729
9,659	Texas Instruments, Inc.	1,545,923
2,371	Tyler Technologies, Inc.#	1,288,164
3,091	Workday, Inc. - Class A#	757,295
		201,328,608
	Materials (1.7%)
4,767	Air Products & Chemicals, Inc.	1,292,286
3,897	Avery Dennison Corp.	666,816
13,588	Corteva, Inc.	842,320
13,585	Dow, Inc.	415,565
12,214	DuPont de Nemours, Inc.	806,002
38,304	Freeport-McMoRan, Inc.	1,380,093
10,654	Linde, PLC	4,828,713
6,040	PPG Industries, Inc.	657,514
3,698	Sherwin-Williams Company	1,305,098
		12,194,407
	Real Estate (1.9%)
4,152	Alexandria Real Estate Equities, Inc.	301,684
5,219	American Tower Corp.	1,176,415
7,360	Camden Property Trust	837,568
10,348	Crown Castle, Inc.	1,094,404
5,814	Digital Realty Trust, Inc.	933,380
954	Equinix, Inc.	821,155
38,809	Healthpeak Properties, Inc.	692,353
4,967	Mid-America Apartment Communities, Inc.	792,982
15,283	Prologis, Inc.	1,561,923
2,736	Public Storage	821,976
22,815	Realty Income Corp.	1,320,076
7,747	Regency Centers Corp.	559,178
12,028	UDR, Inc.	503,733
9,731	Welltower, Inc.	1,484,853
18,110	Weyerhaeuser Company	469,230
		13,370,910
	Utilities (2.1%)
29,640	AES Corp.^	296,400
11,605	American Electric Power Company, Inc.	1,257,286
9,039	Consolidated Edison, Inc.	1,019,147
23,357	Dominion Energy, Inc.	1,270,154
14,781	Duke Energy Corp.	1,803,578
6,539	Edison International	349,902
13,234	Entergy Corp.	1,100,672
25,704	Exelon Corp.	1,205,517
14,970	FirstEnergy Corp.	641,913
23,776	NextEra Energy, Inc.	1,590,139
18,291	NiSource, Inc.	715,361
11,495	Public Service Enterprise Group, Inc.	918,795

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Hedged Equity Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
16,408	Southern Company	$1,507,731
13,174	Xcel Energy, Inc.	931,402
		14,607,997
	TOTAL COMMON STOCKS (Cost $420,142,566)	664,038,501
EXCHANGE-TRADED FUND (3.4%)
	Other (3.4%)
42,633	SPDR® S&P 500® ETF Trust^ (Cost $24,359,483)	23,641,704
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (3.9%)#
	Other (3.9%)
835	S&P 500 Index
465,016,510	Put, 12/19/25, Strike $5,600.00 (Cost $23,630,524)	27,058,175
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.7%)
25,890,733	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $25,890,733)	25,890,733
	TOTAL INVESTMENTS (106.2%) (Cost $494,023,306)	740,629,113
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)		(25,890,733)
LIABILITIES, LESS OTHER ASSETS (-2.5%)		(17,093,264)
NET ASSETS (100.0%)		$697,645,116
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-2.7%)#
	Other (-2.7%)
	S&P 500 Index
(200)
(111,381,200)	Put, 12/19/25, Strike $4,500.00	(1,790,000)
(410)
(228,331,460)	Call, 12/19/25, Strike $5,600.00	(16,904,300)
		(18,694,300)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $27,483,266)	$(18,694,300)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $101,970,346.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Phineus Long/Short Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (80.2%)
		Communication Services (8.3%)
271,000		Alphabet, Inc. - Class A~	$43,034,800
774,000		Pinterest, Inc. - Class A~#	19,597,680
178,000		Reddit, Inc. - Class A#	20,749,460
			83,381,940
		Consumer Discretionary (5.2%)
153,000		Amazon.com, Inc.~#	28,216,260
102,500		Marriott International, Inc. - Class A~	24,454,450
			52,670,710
		Consumer Staples (2.0%)
109,500		Constellation Brands, Inc. - Class A~	20,535,630
		Financials (4.6%)
223,000		Morgan Stanley	25,738,660
293,800		Wells Fargo & Company~	20,862,738
			46,601,398
		Health Care (8.0%)
110,000		IQVIA Holdings, Inc.~#	17,057,700
66,500		UnitedHealth Group, Inc.~	27,360,760
353,000		Zimmer Biomet Holdings, Inc.~	36,376,650
			80,795,110
		Industrials (28.3%)
238,000		3M Company~	33,060,580
1,013,000	GBP	BAE Systems, PLC	23,484,012
316,000		Boeing Company~#	57,903,840
216,000		Booz Allen Hamilton Holding Corp.~	25,924,320
55,000		CACI International, Inc. - Class A#^	25,182,850
400,000		Canadian Pacific Kansas City, Ltd.~^	28,988,000
689,000	EUR	Deutsche Lufthansa, AG	4,950,908
185,000		L3Harris Technologies, Inc.~	40,703,700
104,500		Union Pacific Corp.~	22,536,470
343,450		United Airlines Holdings, Inc.~#	23,636,229
			286,370,909
		Information Technology (23.8%)
338,000		BILL Holdings, Inc.#^	15,402,660
116,000		Celestica, Inc.#^	9,900,600
90,000		Datadog, Inc. - Class A#	9,194,400
126,500		Fabrinet~#	25,940,090
607,000		Flex, Ltd.#	20,844,380
116,500		Microsoft Corp.~	46,047,790
95,500		MKS Instruments, Inc.~	6,698,370
312,000		NVIDIA Corp.~	33,983,040
197,500		Oracle Corp.~	27,792,200
12,500		ServiceNow, Inc.#	11,937,625
NUMBER OF SHARES			VALUE
197,500		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	$32,921,275
			240,662,430
		TOTAL COMMON STOCKS (Cost $791,667,376)	811,018,127
EXCHANGE-TRADED FUNDS (6.7%)
		Other (6.7%)
907,000		SPDR S&P Regional Banking ETF^	49,095,910
940,000		US Global Jets ETF^	18,630,800
			67,726,710
		TOTAL EXCHANGE-TRADED FUNDS (Cost $69,564,300)	67,726,710
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (2.4%)#
		Communication Services (0.1%)
2,710		Alphabet, Inc.
43,034,800		Put, 05/02/25, Strike $150.00	55,555
7,740		Pinterest, Inc.
19,597,680		Put, 05/16/25, Strike $24.00	1,130,040
1,780		Reddit, Inc.
20,749,460		Put, 05/02/25, Strike $100.00	333,750
			1,519,345
		Consumer Discretionary (0.0%)
1,040		Amazon.com, Inc.
19,179,680		Call, 05/02/25, Strike $195.00	204,360
		Consumer Staples (0.0%)
2,600		Sysco Corp.
18,564,000		Call, 05/16/25, Strike $75.00	71,500
		Financials (0.1%)
1,500		Wells Fargo & Company
10,651,500		Call, 05/02/25, Strike $66.00	746,250
		Industrials (0.4%)
2,380		3M Company
33,060,580		Put, 05/16/25, Strike $130.00	205,870
1,200		Boeing Company
21,988,800		Put, 05/02/25, Strike $170.00	13,200
4,000		Canadian Pacific Kansas City, Ltd.
28,988,000		Put, 05/16/25, Strike $70.00	430,000
29,500	EUR	Deutsche Lufthansa, AG
18,711,776		Call, 03/20/26, Strike 6.00	2,656,818
12,000	EUR	Deutsche Lufthansa, AG
7,611,570		Call, 06/20/25, Strike 7.00	67,971
1,850		L3Harris Technologies, Inc.
40,703,700		Put, 05/16/25, Strike $210.00	272,875
			3,646,734
See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Phineus Long/Short Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Information Technology (0.3%)
1,690	Bill Holdings, Inc.
7,701,330	Put, 05/09/25, Strike $43.00	$477,425
2,500	Celestica, Inc.
21,337,500	Call, 05/16/25, Strike $100.00	206,250
780	Microsoft Corp.
30,830,280	Put, 05/09/25, Strike $372.50	282,750
400	SAP, SE
11,687,600	Put, 05/16/25, Strike $250.00	13,000
1,975	Taiwan Semiconductor Manufacturing Company, Ltd.
32,921,275	Call, 05/16/25, Strike $160.00	1,930,562
		2,909,987
	Other (1.5%)
4,950	SPDR® S&P 500® ETF Trust
274,497,300	Call, 05/16/25, Strike $540.00	11,026,125
2,800	SPDR® S&P 500® ETF Trust
155,271,200	Put, 05/02/25, Strike $540.00	198,800
5,500	SPDR® S&P 500® ETF Trust
304,997,000	Put, 05/02/25, Strike $560.00	3,591,500
		14,816,425
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Premium $23,915,806)	23,914,601
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.1%)
41,639,966	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $41,639,966)	41,639,966
	TOTAL INVESTMENTS (93.4%) (Cost $926,787,448)	944,299,404
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.1%)		(41,639,966)
OTHER ASSETS, LESS LIABILITIES (10.7%)		108,013,643
NET ASSETS (100.0%)		$1,010,673,081
NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-4.2%)#
	Industrials (-1.2%)
(95,000)	RTX Corp.	(11,982,350)
NUMBER OF SHARES		VALUE
	Information Technology (-3.0%)
(93,000)	Apple, Inc.	$(19,762,500)
(55,000)	Palo Alto Networks, Inc.	(10,281,150)
		(30,043,650)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $40,622,710)	(42,026,000)
EXCHANGE-TRADED FUND SOLD SHORT (-31.3%)#
	Other (-31.3%)
(570,500)	SPDR® S&P 500® ETF Trust (Proceeds $326,516,099)	(316,365,070)
	TOTAL SECURITIES SOLD SHORT (Proceeds $367,138,809)	(358,391,070)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-1.7%)#
	Communication Services (-0.1%)
(2,710)	Alphabet, Inc.
(43,034,800)	Call, 06/20/25, Strike $180.00	(296,745)
(3,560)	Reddit, Inc.
(41,498,920)	Put, 07/18/25, Strike $60.00	(352,440)
		(649,185)
	Consumer Discretionary (0.0%)
(1,040)	Amazon.com, Inc.
(19,179,680)	Put, 06/20/25, Strike $160.00	(309,400)
	Consumer Staples (0.0%)
(1,010)	Walmart, Inc.
(9,822,250)	Call, 05/09/25, Strike $99.00	(79,790)
	Financials (-0.1%)
(2,938)	Wells Fargo & Company
(20,862,738)	Call, 06/20/25, Strike $75.00	(465,673)
(3,916)	Wells Fargo & Company
(27,807,516)	Put, 06/20/25, Strike $62.50	(362,230)
		(827,903)
	Health Care (0.0%)
(515)	UnitedHealth Group, Inc.
(21,189,160)	Put, 05/16/25, Strike $390.00	(217,587)
	Industrials (-0.3%)
(2,380)	3M Company
(33,060,580)	Call, 06/20/25, Strike $155.00	(216,580)
(2,380)	3M Company
(33,060,580)	Put, 06/20/25, Strike $115.00	(153,510)
(1,200)	Boeing Company
(21,988,800)	Call, 05/02/25, Strike $170.00	(1,602,000)

See accompanying Notes to Schedule of Investments

www.calamos.com

Phineus Long/Short Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
(4,000)		Canadian Pacific Kansas City, Ltd.
(28,988,000)		Put, 06/20/25, Strike $62.50	$(200,000)
(12,000	) EUR	Deutsche Lufthansa, AG
(7,611,570)		Put, 06/20/25, Strike 6.20	(509,783)
(1,850)		L3Harris Technologies, Inc.
(40,703,700)		Put, 06/20/25, Strike $190.00	(212,750)
			(2,894,623)
		Information Technology (-0.3%)
(1,130)		Bill Holdings, Inc.
(5,149,410)		Call, 05/02/25, Strike $46.50	(121,475)
(1,250)		Celestica, Inc.
(10,668,750)		Call, 06/20/25, Strike $120.00	(87,500)
(1,165)		Microsoft Corp.
(46,047,790)		Call, 07/18/25, Strike $430.00	(774,725)
(600)		SAP, SE
(17,531,400)		Call, 06/20/25, Strike $290.00	(735,000)
(3,295)		Taiwan Semiconductor Manufacturing Company, Ltd.
(54,924,355)		Call, 06/20/25, Strike $180.00	(1,408,613)
			(3,127,313)
		Other (-0.9%)
(9,070)		SPDR S&P Regional Banking ETF
(49,095,910)		Call, 05/02/25, Strike $54.50	(784,555)
(2,800)		SPDR® S&P 500® ETF Trust
(155,271,200)		Call, 05/02/25, Strike $565.00	(396,200)
(2,800)		SPDR® S&P 500® ETF Trust
(155,271,200)		Put, 05/02/25, Strike $520.00	(16,800)
(5,500)		SPDR® S&P 500® ETF Trust
(304,997,000)		Call, 07/18/25, Strike $590.00	(3,899,500)
(6,550)		SPDR® S&P 500® ETF Trust
(363,223,700)		Put, 08/15/25, Strike $470.00	(3,641,800)
			(8,738,855)
		TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $18,968,355)	$(16,844,656)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $435,374,861.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATIONS

EUR  European Monetary Unit

GBP  British Pound Sterling

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Merger Arbitrage Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (22.0%)
	Consumer Discretionary (2.7%)
42,000	Alibaba Group Holding, Ltd.~* 0.500%, 06/01/31	$55,251
	Information Technology (14.7%)
107,000	Five9, Inc. 1.000%, 03/15/29	91,207
55,000	Rapid7, Inc.~ 0.250%, 03/15/27	50,432
53,000	Shift4 Payments, Inc.~ 0.500%, 08/01/27	54,181
27,000	Wolfspeed, Inc. 0.250%, 02/15/28	8,061
53,000	BlackLine, Inc.* 1.000%, 06/01/29	52,340
37,000	CSG Systems International, Inc. 3.875%, 09/15/28	40,315
		296,536
	Real Estate (4.6%)
104,000	Redfin Corp. 0.500%, 04/01/27	91,488
	TOTAL CONVERTIBLE BONDS (Cost $443,764)	443,275
NUMBER OF SHARES		VALUE
COMMON STOCKS (73.9%)
	Communication Services (4.6%)
3,660	Interpublic Group of Companies, Inc.	91,939
	Consumer Discretionary (0.5%)
1,660	Soho House & Company, Inc.#	9,977
	Consumer Staples (2.0%)
167	Boston Beer Company, Inc. - Class A~#	41,049
	Energy (12.4%)
1,185	Hess Corp.	152,924
2,696	ChampionX Corp.~	65,055
303	Noble Corp., PLC	6,587
364	Core Natural Resources, Inc.	26,284
		250,850
	Financials (2.7%)
452	Mr. Cooper Group, Inc.#	53,793
	Health Care (12.3%)
1,872	Amedisys, Inc.~#	177,653
2,840	Pfizer, Inc.	69,324
		246,977
	Industrials (3.0%)
1,207	AZEK Company, Inc.#	59,819
NUMBER OF SHARES		VALUE
	Information Technology (16.8%)
598	Blackbaud, Inc.#	$36,203
5,022	Juniper Networks, Inc.~	182,399
212	Twilio, Inc. - Class A#	20,502
310	Ansys, Inc.~#	99,783
		338,887
	Materials (3.6%)
7,975	Amcor, PLC	73,370
	Real Estate (0.2%)
410	Redfin Corp.#	3,899
	Special Purpose Acquisition Companies (15.8%)#
4,527	Four Leaf Acquisition Corp. - Class A	52,174
7,970	Everest Consolidator Acquisition Corp.‡‡‡	92,213
15,516	FutureTech II Acquisition Corp. - Class A	173,003
		317,390
	TOTAL COMMON STOCKS (Cost $1,551,699)	1,487,950
RIGHTS (0.1%)#
	Consumer Staples (0.1%)
755	Mirati Therapeutics, Inc., (Expires 12/31/99)‡‡‡	755
	Special Purpose Acquisition Companies (0.0%)
23	Quetta Acquisition Corp., (Expires 11/30/24)	37
327	AI Transportation Acquisition Corp., (Expires 10/25/24)	49
81	Black Hawk Acquisition Corp., (Expires 6/20/25)	130
		216
	TOTAL RIGHTS (Cost $705)	971
WARRANT (0.0%)#
	Special Purpose Acquisition Company (0.0%)
115	Spark I Acquisition Corp. 11/27/28, Strike $11.50 (Cost $16)	15
	TOTAL INVESTMENTS (96.0%) (Cost $1,996,184)	1,932,211
OTHER ASSETS, LESS LIABILITIES (4.0%)		80,924
NET ASSETS (100.0%)		$2,013,135
COMMON STOCKS SOLD SHORT (-12.7%)#
	Communication Services (-3.0%)
(796)	Omnicom Group, Inc.	(60,624)

See accompanying Notes to Schedule of Investments

www.calamos.com

Merger Arbitrage Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Energy (-6.5%)
(967)	Chevron Corp.	$(131,570)
	Information Technology (-0.4%)
(17)	Synopsys, Inc.	(7,803)
	Materials (-2.8%)
(6,140)	Amcor, PLC	(56,488)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $292,537)	$(256,485)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $482,825.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (86.2%)
	Communication Services (8.9%)
3,000,000	AST SpaceMobile, Inc.* 4.250%, 03/01/32	$3,547,770
11,250,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	13,721,512
16,250,000	Live Nation Entertainment, Inc.*^ 2.875%, 01/15/30	16,793,075
16,750,000	Snap, Inc.*^ 0.500%, 05/01/30	13,710,713
10,532,000	Uber Technologies, Inc. 0.875%, 12/01/28	13,824,830
6,750,000	0.000%, 12/15/25^	7,561,215
		69,159,115
	Consumer Discretionary (10.8%)
11,750,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	15,457,242
5,750,000	Booking Holdings, Inc. 0.750%, 05/01/25	14,093,250
5,750,000	Carnival Corp. 5.750%, 12/01/27	9,179,473
4,125,000	Meritage Homes Corp.*^ 1.750%, 05/15/28	4,027,691
14,000,000	Rivian Automotive, Inc. 3.625%, 10/15/30	12,663,700
1,500,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	6,477,375
7,750,000	Shake Shack, Inc. 0.000%, 03/01/28	7,179,290
6,750,000	Trip.com Group, Ltd.*^ 0.750%, 06/15/29	7,636,005
7,500,000	Wayfair, Inc. 3.500%, 11/15/28	7,469,100
		84,183,126
	Consumer Staples (1.0%)
8,000,000	Enovis Corp. 3.875%, 10/15/28	8,001,360
	Energy (0.6%)
5,000,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	4,801,600
	Financials (1.8%)
4,500,000	Affirm Holdings, Inc.*^ 0.750%, 12/15/29	4,084,065
6,375,000	Coinbase Global, Inc. 0.250%, 04/01/30	6,348,097
4,500,000	Upstart Holdings, Inc.* 1.000%, 11/15/30	3,781,530
		14,213,692
PRINCIPAL AMOUNT		VALUE
	Health Care (10.3%)
5,500,000	Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	$6,305,640
8,500,000	Alphatec Holdings, Inc.* 0.750%, 03/15/30	8,446,450
3,750,000	Bridgebio Pharma, Inc.^ 2.500%, 03/15/27	4,490,663
8,375,000	Dexcom, Inc. 0.375%, 05/15/28	7,586,661
6,250,000	Exact Sciences Corp.*~ 2.000%, 03/01/30	5,942,625
8,250,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	8,651,363
1,875,000	Insmed, Inc. 0.750%, 06/01/28	4,222,856
8,250,000	Integer Holdings Corp.* 1.875%, 03/15/30	8,736,667
4,500,000	Ionis Pharmaceuticals, Inc.^ 1.750%, 06/15/28	4,393,665
8,000,000	Jazz Investments I, Ltd.*^ 3.125%, 09/15/30	8,696,560
2,859,000	Lantheus Holdings, Inc. 2.625%, 12/15/27	4,250,618
3,500,000	Merit Medical Systems, Inc.*^ 3.000%, 02/01/29	4,464,075
4,250,000	Sarepta Therapeutics, Inc. 1.250%, 09/15/27	4,036,353
		80,224,196
	Industrials (2.9%)
4,250,000	Axon Enterprise, Inc. 0.500%, 12/15/27	11,539,770
4,500,000	Bloom Energy Corp. 3.000%, 06/01/28	5,698,350
1,875,000	Middleby Corp. 1.000%, 09/01/25	2,069,100
3,500,000	Tetra Tech, Inc. 2.250%, 08/15/28	3,724,630
		23,031,850
	Information Technology (37.4%)
4,750,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	4,982,655
11,000,000	Akamai Technologies, Inc. 1.125%, 02/15/29	10,656,580
2,000,000	Applied Digital Corp.* 2.750%, 06/01/30	1,366,140
9,250,000	BILL Holdings, Inc.* 0.000%, 04/01/30	7,836,507
9,250,000	Core Scientific, Inc.* 0.000%, 06/15/31	7,882,202
2,625,000	3.000%, 09/01/29	2,860,279
18,500,000	Datadog, Inc.*^ 0.000%, 12/01/29	16,677,750

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
8,750,000	Guidewire Software, Inc.* 1.250%, 11/01/29	$9,677,850
4,000,000	Itron, Inc.* 1.375%, 07/15/30	4,368,600
7,750,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	8,857,630
8,500,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	7,954,810
20,500,000	MicroStrategy, Inc. 0.000%, 03/01/30*	22,978,450
6,750,000	0.875%, 03/15/31	11,928,262
750,000	0.625%, 09/15/28*	1,646,393
16,250,000	MKS Instruments, Inc.*^ 1.250%, 06/01/30	14,018,712
7,000,000	NCL Corp., Ltd. 5.375%, 08/01/25	7,334,950
11,500,000	Nutanix, Inc.*^ 0.500%, 12/15/29	12,414,020
7,250,000	ON Semiconductor Corp.^ 0.000%, 05/01/27	7,746,625
3,875,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	14,480,875
2,750,000	PAR Technology Corp. 1.500%, 10/15/27	2,896,658
2,200,000	1.000%, 01/15/30*	2,034,032
4,750,000	Parsons Corp. 2.625%, 03/01/29	5,036,188
4,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	4,433,160
8,000,000	Rapid7, Inc. 1.250%, 03/15/29	6,842,400
2,625,000	Riot Platforms, Inc.* 0.750%, 01/15/30	2,009,779
10,000,000	Seagate HDD Cayman 3.500%, 06/01/28	12,659,000
7,750,000	Shift4 Payments, Inc. 0.500%, 08/01/27^	7,922,747
6,750,000	0.000%, 12/15/25	7,690,275
14,750,000	Snowflake, Inc.* 0.000%, 10/01/29	18,334,250
7,000,000	Spotify USA, Inc. 0.000%, 03/15/26	9,007,670
7,500,000	Tyler Technologies, Inc. 0.250%, 03/15/26	8,848,725
4,250,000	Unity Software, Inc.* 0.000%, 03/15/30	4,012,213
4,500,000	Varonis Systems, Inc.* 1.000%, 09/15/29	4,246,605
6,250,000	Western Digital Corp. 3.000%, 11/15/28	8,489,500
10,000,000	Wolfspeed, Inc. 1.875%, 12/01/29	2,905,500
PRINCIPAL AMOUNT		VALUE
4,000,000	Workiva, Inc. 1.250%, 08/15/28	$3,782,240
3,250,000	Zscaler, Inc. 0.125%, 07/01/25	4,879,420
		291,699,652
	Materials (0.6%)
3,250,000	MP Materials Corp.* 3.000%, 03/01/30	4,540,705
	Other (0.5%)
4,000,000	Repligen Corp. 1.000%, 12/15/28	4,127,240
	Real Estate (2.4%)
8,750,000	Digital Realty Trust, LP*^ 1.875%, 11/15/29	9,111,288
7,250,000	Welltower OP, LLC* 3.125%, 07/15/29	9,698,252
		18,809,540
	Utilities (9.0%)
11,000,000	CMS Energy Corp. 3.375%, 05/01/28	12,187,560
8,000,000	Duke Energy Corp. 4.125%, 04/15/26	8,732,320
17,750,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	19,886,390
11,500,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	13,126,905
14,250,000	Southern Company 3.875%, 12/15/25	16,012,440
		69,945,615
	TOTAL CONVERTIBLE BONDS (Cost $626,891,397)	672,737,691
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (10.3%)
	Financials (4.4%)
127,810	Apollo Global Management, Inc.~ 6.750%, 07/31/26	9,217,657
173,440	Ares Management Corp. 6.750%, 10/01/27	8,562,733
10,300	Bank of America Corp.~‡‡ 7.250%	12,051,824
85,310	KKR & Company, Inc.^# 6.250%, 03/01/28	4,088,908
		33,921,122
	Industrials (3.8%)
487,460	Boeing Company~ 6.000%, 10/15/27	29,920,295

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Information Technology (1.5%)
157,080	Hewlett Packard Enterprise Company 7.625%, 09/01/27	$7,885,416
82,475	Microchip Technology, Inc.# 7.500%, 03/15/28	3,914,263
		11,799,679
	Materials (0.6%)
141,385	Albemarle Corp. 7.250%, 03/01/27	4,330,623
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $77,404,053)	79,971,719
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.6%)
74,749,053	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $74,749,053)	74,749,053
	TOTAL INVESTMENTS (106.1%) (Cost $779,044,503)	827,458,463
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.6%)		(74,749,053)
OTHER ASSETS, LESS LIABILITIES (3.5%)		27,444,793
NET ASSETS (100.0%)		$780,154,203

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Hong Kong Dollar	05/23/25	69,778,000	$8,999,109	$(1,800)
State Street Bank and Trust	Hong Kong Dollar	05/23/25	27,484,000	3,544,549	3,818
Bank of New York	Hong Kong Dollar	05/23/25	20,657,000	2,664,086	4,826
					$6,844
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Hong Kong Dollar	05/23/25	9,254,000	$1,193,467	$(242)
Northern Trust Company	Hong Kong Dollar	05/23/25	15,102,000	1,947,670	(2,720)
State Street Bank and Trust	Hong Kong Dollar	05/23/25	19,418,000	2,504,295	(2,416)
State Street Bank and Trust	Hong Kong Dollar	05/23/25	234,995,000	30,306,767	(46,751)
					$(52,129)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $29,635,439.

‡‡  Perpetual maturity.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (88.8%)
		Communication Services (2.8%)
1,003,000		AST SpaceMobile, Inc.* 4.250%, 03/01/32	$1,186,138
1,257,000		Snap, Inc.*^ 0.500%, 05/01/30	1,028,917
1,196,000		Uber Technologies, Inc. 0.875%, 12/01/28	1,569,930
			3,784,985
		Consumer Discretionary (25.7%)
2,363,200	EUR	Accor, SA 0.700%, 12/07/27	1,459,691
5,092,000		Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	6,698,577
1,557,000		DraftKings Holdings, Inc.^ 0.000%, 03/15/28	1,369,132
772,000		Etsy, Inc. 0.125%, 10/01/26	743,637
1,329,000		Farfetch, Ltd.@ 0.000%, 05/01/27	27,803
1,400,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	866,235
3,835,000		JD.com, Inc.*^ 0.250%, 06/01/29	4,028,207
160,000,000	JPY	Kyoritsu Maintenance Company, Ltd. 0.000%, 01/29/26	1,453,954
970,000		Lucid Group, Inc.* 5.000%, 04/01/30	991,398
858,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	2,348,895
1,752,000		Meritage Homes Corp.*^ 1.750%, 05/15/28	1,710,670
646,000		NIO, Inc. 4.625%, 10/15/30	456,780
900,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	1,081,946
2,569,000		Rivian Automotive, Inc.^ 4.625%, 03/15/29	2,616,578
132,000		Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	570,009
160,000,000	JPY	Sanrio Company, Ltd. 0.000%, 12/14/28	2,504,250
2,522,000		Trip.com Group, Ltd.* 0.750%, 06/15/29	2,853,038
1,398,000		Wayfair, Inc. 3.500%, 11/15/28	1,392,240
1,283,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	1,255,185
			34,428,225
PRINCIPAL AMOUNT			VALUE
		Consumer Staples (2.2%)
600,000	EUR	Davide Campari-Milano, NV 2.375%, 01/17/29	$652,570
1,208,000		Enovis Corp. 3.875%, 10/15/28	1,208,205
1,000,000	EUR	Fomento Economico Mexicano
		SAB de CV
		2.625%, 02/24/26	1,130,358
			2,991,133
		Energy (4.2%)
2,300,000	EUR	Eni S.p.A 2.950%, 09/14/30	2,661,575
670,000		Nabors Industries, Inc. 1.750%, 06/15/29	380,835
1,341,000		Northern Oil & Gas, Inc. 3.625%, 04/15/29	1,287,789
613,000		Peabody Energy Corp. 3.250%, 03/01/28	614,263
500,000	EUR	Saipem S.p.A 2.875%, 09/11/29	718,046
			5,662,508
		Financials (3.8%)
1,273,000		Coinbase Global, Inc.^ 0.250%, 04/01/30	1,267,628
622,000		Global Payments, Inc.^ 1.500%, 03/01/31	553,667
778,000		Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	1,238,965
2,037,000		Rexford Industrial Realty, LP* 4.125%, 03/15/29	1,989,192
			5,049,452
		Health Care (7.8%)
761,000		Alnylam Pharmaceuticals, Inc.^ 1.000%, 09/15/27	872,471
841,000		CONMED Corp. 2.250%, 06/15/27	779,607
623,000		Dexcom, Inc. 0.375%, 05/15/28	564,357
785,000		Halozyme Therapeutics, Inc. 1.000%, 08/15/28	983,126
622,000		0.250%, 03/01/27	652,260
502,000		Innoviva, Inc. 2.500%, 08/15/25	558,159
788,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	775,904
753,000		Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	742,029
1,295,000		Jazz Investments I, Ltd.^ 2.000%, 06/15/26	1,335,974
415,000		Lantheus Holdings, Inc. 2.625%, 12/15/27	617,001

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Convertible Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
941,000		NeoGenomics, Inc. 0.250%, 01/15/28	$794,966
255,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	251,805
759,000		Sarepta Therapeutics, Inc.^ 1.250%, 09/15/27	720,845
618,000		TransMedics Group, Inc.^ 1.500%, 06/01/28	780,040
			10,428,544
		Industrials (4.1%)
180,000,000	JPY	Daifuku Company, Ltd. 0.000%, 09/13/30	1,605,900
600,000	EUR	Duerr, AG 0.750%, 01/15/26	675,537
700,000		L&F Company, Ltd. 2.500%, 04/26/30	438,144
652,000		Middleby Corp.^ 1.000%, 09/01/25	719,495
200,000	EUR	Rheinmetall, AG Series B 2.250%, 02/07/30	1,095,836
600,000	EUR	SPIE, SA 2.000%, 01/17/28	951,465
			5,486,377
		Information Technology (26.6%)
978,000		Akamai Technologies, Inc. 1.125%, 02/15/29^	947,467
610,000		0.125%, 05/01/25	609,585
1,352,000		BILL Holdings, Inc.* 0.000%, 04/01/30	1,145,401
1,358,000		Datadog, Inc.*^ 0.000%, 12/01/29	1,224,237
2,203,000		DigitalOcean Holdings, Inc.^ 0.000%, 12/01/26	2,052,733
1,374,000		Dropbox, Inc. 0.000%, 03/01/28	1,402,442
637,000		Five9, Inc. 1.000%, 03/15/29	542,979
600,000		Gigabyte Technology Company, Ltd. 0.000%, 07/27/28	601,002
649,000		Guidewire Software, Inc.* 1.250%, 11/01/29	717,820
663,000		LivePerson, Inc. 0.000%, 12/15/26	262,621
1,166,000		Lumentum Holdings, Inc.^ 1.500%, 12/15/29	1,332,645
1,429,000		MicroStrategy, Inc.* 0.000%, 03/01/30^	1,601,766
1,428,000		0.000%, 12/01/29	1,304,821
633,000		MKS Instruments, Inc.* 1.250%, 06/01/30	546,083
2,783,000		NCL Corp., Ltd. 1.125%, 02/15/27	2,627,681
PRINCIPAL AMOUNT			VALUE
569,000		Nice, Ltd. 0.000%, 09/15/25	$556,948
1,356,000		Nutanix, Inc.*^ 0.500%, 12/15/29	1,463,775
1,301,000		ON Semiconductor Corp. 0.500%, 03/01/29	1,126,315
824,000		0.000%, 05/01/27	880,444
621,000		Parsons Corp.^ 2.625%, 03/01/29	658,415
1,291,000		Seagate HDD Cayman 3.500%, 06/01/28	1,634,277
329,000		Shift4 Payments, Inc.^ 0.000%, 12/15/25	374,830
1,383,000		Shopify, Inc. 0.125%, 11/01/25	1,386,139
600,000		SK Hynix, Inc. 1.750%, 04/11/30	988,356
1,285,000		Snowflake, Inc.* 0.000%, 10/01/29	1,597,255
708,200	EUR	SOITEC 0.000%, 10/01/25	1,373,206
796,000		Tyler Technologies, Inc. 0.250%, 03/15/26	939,145
1,354,000		Unity Software, Inc.*^ 0.000%, 03/15/30	1,278,244
1,253,000		Varonis Systems, Inc.* 1.000%, 09/15/29	1,182,443
977,000		Workiva, Inc. 1.250%, 08/15/28	923,812
120,000		1.125%, 08/15/26	134,189
1,243,000		Xero Investments, Ltd. 1.625%, 06/12/31	1,458,238
490,000		Zscaler, Inc.^ 0.125%, 07/01/25	735,666
			35,610,980
		Materials (5.5%)
1,448,000		Amyris, Inc.@ 0.000%, 11/15/26	7,689
1,200,000		Gold Pole Capital Company, Ltd. 1.000%, 06/25/29	1,293,996
200,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 03/08/29	1,442,425
200,000,000	JPY	0.000%, 03/07/31	1,438,523
1,300,000		LG Chem, Ltd. 1.250%, 07/18/28	1,290,900
844,000		Lithium Argentina AG 1.750%, 01/15/27	688,755
1,100,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	1,174,969
			7,337,257
		Other (1.0%)
180,000,000	JPY	SBI Holdings, Inc. 0.000%, 07/25/31	1,363,747

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Real Estate (1.9%)
1,290,000	Digital Realty Trust, LP*^ 1.875%, 11/15/29	$1,343,264
1,235,000	Redfin Corp. 0.000%, 10/15/25	1,191,849
		2,535,113
	Utilities (3.2%)
1,282,000	American Water Capital Corp. 3.625%, 06/15/26	1,320,191
624,000	CMS Energy Corp.^ 3.375%, 05/01/28	691,367
1,307,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	1,491,901
651,000	Southern Company^ 3.875%, 12/15/25	731,516
		4,234,975
	TOTAL CONVERTIBLE BONDS (Cost $113,778,989)	118,913,296
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.8%)
	Financials (2.9%)
32,723	Apollo Global Management, Inc. 6.750%, 07/31/26	2,359,983
31,427	KKR & Company, Inc.# 6.250%, 03/01/28	1,506,296
		3,866,279
	Industrials (3.5%)
76,944	Boeing Company 6.000%, 10/15/27	4,722,823
	Information Technology (0.9%)
24,968	Hewlett Packard Enterprise Company 7.625%, 09/01/27	1,253,393
	Utilities (0.5%)
15,361	NextEra Energy, Inc.^ 6.926%, 09/01/25	591,398
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,187,683)	10,433,893
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (0.8%)
	Other (0.8%)
1,071,000	U.S. Treasury Note 3.875%, 03/31/27 (Cost $1,072,015)	1,076,188
		NUMBER OF CONTRACTS/ NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTION (0.1%)#
		Consumer Discretionary (0.1%)
34	EUR	LVMH Moet Hennessy Louis
1,662,496		Vuitton, SE Call, 03/20/26, Strike 550.00 (Cost $182,608)	$117,708
NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (12.5%)
16,793,640		State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $16,793,640)	16,793,640
		TOTAL INVESTMENTS (110.0%) (Cost $141,014,935)	147,334,725
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-12.5%)			(16,793,640)
OTHER ASSETS, LESS LIABILITIES (2.5%)			3,325,220
NET ASSETS (100.0%)			$133,866,305

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

EUR  European Monetary Unit

GBP  British Pound Sterling

JPY  Japanese Yen

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Convertible Fund Schedule of Investments April 30, 2025 (Unaudited)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$123,566,784	83.9%
European Monetary Unit	12,010,961	8.1%
Japanese Yen	9,808,799	6.7%
British Pound Sterling	1,081,946	0.7%
Australian Dollar	866,235	0.6%
Total Investments	$147,334,725	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani Small Cap Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.5%)
	Communication Services (1.2%)
137,176	EverQuote, Inc. - Class A#	$3,256,558
102,536	Magnite, Inc.#	1,219,153
		4,475,711
	Consumer Discretionary (17.6%)
55,760	Adtalem Global Education, Inc.#	5,921,712
9,126	Boot Barn Holdings, Inc.#	952,207
915,986	Genius Sports, Ltd.#	9,883,489
8,283	Grand Canyon Education, Inc.#	1,477,439
353,529	Latham Group, Inc.#	1,932,036
92,902	Life Time Group Holdings, Inc.#	2,848,375
506,394	Lincoln Educational Services Corp.#	8,558,059
177,046	Mister Car Wash, Inc.#	1,214,535
1,059,253	Rush Street Interactive, Inc.#	12,848,739
77,291	Sportradar Holding, AG - Class A#	1,786,195
67,674	Stride, Inc.#	9,626,626
218,783	Universal Technical Institute, Inc.#	6,139,051
		63,188,463
	Consumer Staples (4.1%)
75,455	Guardian Pharmacy Services, Inc. - Class A#	1,889,393
106,653	Lifevantage Corp.	1,319,298
841,750	Mama's Creations, Inc.#	5,555,550
40,494	Oddity Tech, Ltd. - Class A#	2,487,951
18,435	Sprouts Farmers Market, Inc.#	3,152,385
193,794	Zevia PBC - Class A#	437,975
		14,842,552
	Energy (1.5%)
67,079	Natural Gas Services Group, Inc.#	1,205,409
196,392	NPK International, Inc.#	1,135,146
86,018	Range Resources Corp.	2,918,591
		5,259,146
	Financials (10.1%)
52,469	Dave, Inc.#	4,975,110
198,126	Marex Group, PLC	8,786,888
36,885	Palomar Holdings, Inc.#	5,349,063
97,576	Paymentus Holdings, Inc. - Class A#	3,167,317
10,832	Piper Sandler Companies	2,611,812
53,285	Sezzle, Inc.#	2,768,156
84,200	Skyward Specialty Insurance Group, Inc.#	4,470,178
36,689	Wintrust Financial Corp.	4,078,716
		36,207,240
NUMBER OF SHARES		VALUE
	Health Care (33.1%)
460,731	Adaptive Biotechnologies Corp.#	$3,390,980
900,095	ADMA Biologics, Inc.#	21,422,261
139,019	Alignment Healthcare, Inc.#	2,463,417
82,070	Artivion, Inc.#	1,944,238
172,583	AtriCure, Inc.#	5,161,957
171,406	Axogen, Inc.#	2,788,776
110,569	BioLife Solutions, Inc.#	2,665,819
10,114	Blueprint Medicines Corp.#	905,203
708,366	Butterfly Network, Inc.#	1,657,576
220,221	CareDx, Inc.#	3,717,330
126,412	Corcept Therapeutics, Inc.#	9,086,495
124,743	GeneDx Holdings Corp.#	8,339,070
37,197	Guardant Health, Inc.#	1,756,814
85,093	Insmed, Inc.#	6,126,696
33,517	iRadimed Corp.	1,756,626
233,198	KORU Medical Systems, Inc.#	641,294
53,281	Ligand Pharmaceuticals, Inc.#	5,853,451
37,033	Masimo Corp.#	5,960,832
69,232	Mirum Pharmaceuticals, Inc.#	3,008,130
196,555	Myomo, Inc.#	923,808
34,775	Natera, Inc.#	5,248,591
82,954	NeuroPace, Inc.#	969,732
148,662	OptimizeRx Corp.#	1,355,797
20,359	Penumbra, Inc.#	5,961,930
125,626	Phreesia, Inc.#	3,135,625
31,010	PROCEPT BioRobotics Corp.#	1,673,920
77,412	RadNet, Inc.#	4,054,841
291,323	SI-BONE, Inc.#	3,976,559
68,172	Summit Therapeutics, Inc.#	1,644,309
5,838	UFP Technologies, Inc.#	1,217,456
		118,809,533
	Industrials (12.6%)
40,889	Argan, Inc.	6,261,333
11,642	Axon Enterprise, Inc.#	7,140,039
51,319	Bloom Energy Corp. - Class A#	940,164
48,219	CECO Environmental Corp.#	1,147,130
24,450	Construction Partners, Inc. - Class A#	2,008,323
71,120	Embraer, SA (ADR)#	3,267,253
22,661	ESCO Technologies, Inc.	3,545,313
27,876	FTAI Aviation, Ltd.	2,985,798
91,508	Graham Corp.#	2,789,164
86,528	Limbach Holdings, Inc.#	8,284,191
88,132	Mercury Systems, Inc.#	4,406,600
15,261	Sterling Infrastructure, Inc.#	2,280,451
		45,055,759

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Timpani Small Cap Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Information Technology (16.2%)
472,816	AvePoint, Inc.#	$7,730,542
209,849	Blend Labs, Inc. - Class A#	702,994
21,194	Celestica, Inc.#	1,808,908
81,043	Cellebrite DI, Ltd.#	1,603,841
45,737	Ciena Corp.#	3,071,697
10,188	Commvault Systems, Inc.#	1,702,720
37,943	Credo Technology Group Holding, Ltd.#	1,633,446
14,604	CyberArk Software, Ltd.#	5,142,945
107,264	Extreme Networks, Inc.#	1,411,594
52,789	Lumentum Holdings, Inc.#	3,116,663
23,937	Okta, Inc.#	2,684,774
71,800	PAR Technology Corp.#	4,193,120
39,766	Pegasystems, Inc.	3,661,653
120,186	Porch Group, Inc.#	697,079
697,957	Powerfleet, Inc. NJ#	3,517,703
172,774	Red Violet, Inc.	6,748,552
12,223	Silicon Laboratories, Inc.#	1,243,813
153,119	SimilarWeb, Ltd.#	1,154,517
17,321	SiTime Corp.#	2,543,762
6,607	Wix.com, Ltd.#	1,120,481
23,884	Workiva, Inc.#	1,797,749
75,908	Zeta Global Holdings Corp. - Class A#	991,358
		58,279,911
	Materials (3.1%)
22,572	Carpenter Technology Corp.	4,415,309
41,964	Knife River Corp.#	3,918,598
818,935	United States Antimony Corp.#	2,628,782
		10,962,689
	TOTAL COMMON STOCKS (Cost $284,389,027)	357,081,004
	TOTAL INVESTMENTS (99.5%) (Cost $284,389,027)	357,081,004
OTHER ASSETS, LESS LIABILITIES (0.5%)		1,867,358
NET ASSETS (100.0%)		$358,948,362

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

ABBREVIATION

ADR  American Depositary Receipt

See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani SMID Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.1%)
	Communication Services (1.0%)
9,312	EverQuote, Inc. - Class A#	$221,067
7,098	Magnite, Inc.#	84,395
		305,462
	Consumer Discretionary (18.6%)
4,982	Adtalem Global Education, Inc.#	529,088
1,253	Carvana Company#	306,171
2,888	Cava Group, Inc.#	266,938
1,242	Deckers Outdoor Corp.#	137,651
18,599	DraftKings, Inc. - Class A#	619,161
1,700	Dutch Bros, Inc. - Class A#	101,558
720	Grand Canyon Education, Inc.#	128,426
7,675	Life Time Group Holdings, Inc.#	235,316
25,432	Lincoln Educational Services Corp.#	429,801
10,329	On Holding, AG - Class A#	496,928
87,248	Rush Street Interactive, Inc.#	1,058,318
1,554	Skechers USA, Inc. - Class A#	74,623
6,779	Sportradar Holding, AG - Class A#	156,663
5,456	Stride, Inc.#	776,116
20,590	Universal Technical Institute, Inc.#	577,755
		5,894,513
	Consumer Staples (4.4%)
524	Casey's General Stores, Inc.	242,397
6,645	Guardian Pharmacy Services, Inc. - Class A#	166,391
36,821	Mama's Creations, Inc.#	243,019
2,931	Maplebear, Inc.#	116,917
4,463	Oddity Tech, Ltd. - Class A#	274,207
2,012	Sprouts Farmers Market, Inc.#	344,052
		1,386,983
	Energy (1.6%)
7,173	Antero Resources Corp.#	249,836
7,492	Range Resources Corp.	254,203
		504,039
	Financials (9.1%)
4,207	Dave, Inc.#	398,908
14,185	Marex Group, PLC	629,105
2,973	Palomar Holdings, Inc.#	431,144
8,021	Paymentus Holdings, Inc. - Class A#	260,362
2,493	Sezzle, Inc.#	129,511
6,807	Skyward Specialty Insurance Group, Inc.#	361,384
3,635	Stifel Financial Corp.	311,483
3,208	Wintrust Financial Corp.	356,633
		2,878,530
NUMBER OF SHARES		VALUE
	Health Care (27.4%)
27,467	Adaptive Biotechnologies Corp.#	$202,157
78,494	ADMA Biologics, Inc.#	1,868,157
11,397	Alignment Healthcare, Inc.#	201,955
5,559	Artivion, Inc.#	131,693
13,346	AtriCure, Inc.#	399,179
500	Blueprint Medicines Corp.#	44,750
16,615	CareDx, Inc.#	280,461
10,323	Corcept Therapeutics, Inc.#	742,017
7,259	GeneDx Holdings Corp.#	485,264
1,957	Guardant Health, Inc.#	92,429
5,837	Insmed, Inc.#	420,264
2,291	Ligand Pharmaceuticals, Inc.#	251,689
4,374	Masimo Corp.#	704,039
4,341	Mirum Pharmaceuticals, Inc.#	188,617
6,309	Natera, Inc.#	952,217
2,405	Penumbra, Inc.#	704,280
9,901	Phreesia, Inc.#	247,129
2,165	PROCEPT BioRobotics Corp.#	116,867
6,191	RadNet, Inc.#	324,285
5,134	Summit Therapeutics, Inc.#	123,832
1,963	Tempus AI, Inc.#	101,428
440	UFP Technologies, Inc.#	91,758
		8,674,467
	Industrials (11.7%)
3,289	Argan, Inc.	503,645
1,718	Axon Enterprise, Inc.#	1,053,649
3,784	Bloom Energy Corp. - Class A#	69,323
3,621	CECO Environmental Corp.#	86,144
1,713	Construction Partners, Inc. - Class A#	140,706
9,651	Embraer, SA (ADR)#	443,367
1,994	ESCO Technologies, Inc.	311,961
1,531	FTAI Aviation, Ltd.	163,985
7,737	Mercury Systems, Inc.#	386,850
460	RBC Bearings, Inc.#	151,142
1,095	Sterling Infrastructure, Inc.#	163,626
6,904	Toast, Inc. - Class A#	245,644
		3,720,042
	Information Technology (22.6%)
2,273	AppLovin Corp. - Class A#	612,142
10,401	AvePoint, Inc.#	170,056
2,588	Celestica, Inc.#	220,886
5,324	Cellebrite DI, Ltd.#	105,362
3,996	Ciena Corp.#	268,371
494	Commvault Systems, Inc.#	82,562
2,235	Credo Technology Group Holding, Ltd.#	96,217

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Timpani SMID Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
1,854	CyberArk Software, Ltd.#	$652,905
2,344	Descartes Systems Group, Inc.#	247,034
2,182	Dynatrace, Inc.#	102,488
1,359	Elastic, NV#	117,146
7,829	Extreme Networks, Inc.#	103,030
332	Fair Isaac Corp.#	660,574
3,960	GoDaddy, Inc. - Class A#	745,787
1,892	Guidewire Software, Inc.#	387,425
4,698	Lumentum Holdings, Inc.#	277,370
880	Manhattan Associates, Inc.#	156,103
5,136	Nutanix, Inc. - Class A#	352,843
2,753	Okta, Inc.#	308,776
4,359	Pegasystems, Inc.	401,377
2,472	Samsara, Inc. - Class A#	98,039
805	Silicon Laboratories, Inc.#	81,917
779	SiTime Corp.#	114,404
3,700	Wix.com, Ltd.#	627,483
1,534	Workiva, Inc.#	115,464
4,428	Zeta Global Holdings Corp. - Class A#	57,830
		7,163,591
	Materials (1.9%)
1,478	Carpenter Technology Corp.	289,112
3,337	Knife River Corp.#	311,609
		600,721
	Real Estate (0.8%)
1,125	Jones Lang LaSalle, Inc.#	255,836
	TOTAL COMMON STOCKS (Cost $26,349,284)	31,384,184
	TOTAL INVESTMENTS (99.1%) (Cost $26,349,284)	31,384,184
OTHER ASSETS, LESS LIABILITIES (0.9%)		300,424
NET ASSETS (100.0%)		$31,684,608

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

ABBREVIATION

ADR  American Depositary Receipt

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.7%)
	Communication Services (18.0%)
661,000	Alphabet, Inc. - Class A~	$104,966,800
32,188	EverQuote, Inc. - Class A#	764,143
25,988	Magnite, Inc.#^	308,997
105,016	Meta Platforms, Inc. - Class A	57,653,784
41,947	Netflix, Inc.~#	47,472,259
20,750	Spotify Technology, SA#	12,740,085
30,200	T-Mobile U.S., Inc.	7,457,890
61,700	Trade Desk, Inc. - Class A#	3,308,971
240,132	Uber Technologies, Inc.#	19,453,094
		254,126,023
	Consumer Discretionary (17.4%)
17,180	Adtalem Global Education, Inc.#	1,824,516
602,440	Amazon.com, Inc.~#	111,101,985
2,495	Booking Holdings, Inc.~	12,722,703
4,328	Carvana Company#^	1,057,547
9,975	Cava Group, Inc.#^	921,989
352,000	Chipotle Mexican Grill, Inc.#	17,783,040
4,542	Deckers Outdoor Corp.#	503,390
159,649	DoorDash, Inc. - Class A#	30,794,696
344,204	DraftKings, Inc. - Class A#^	11,458,551
5,866	Dutch Bros, Inc. - Class A#	350,435
2,501	Grand Canyon Education, Inc.#	446,103
26,556	Life Time Group Holdings, Inc.#	814,207
88,288	Lincoln Educational Services Corp.#	1,492,067
58,000	Lowe's Companies, Inc.	12,966,480
35,715	On Holding, AG - Class A#^	1,718,249
298,267	Rush Street Interactive, Inc.#^	3,617,979
5,342	Skechers USA, Inc. - Class A#	256,523
23,438	Sportradar Holding, AG - Class A#^	541,652
18,870	Stride, Inc.#^	2,684,257
79,200	Tesla, Inc.#	22,347,072
71,000	TJX Companies, Inc.	9,136,280
70,998	Universal Technical Institute, Inc.#	1,992,204
		246,531,925
	Consumer Staples (1.8%)
1,810	Casey's General Stores, Inc.^	837,288
22,901	Guardian Pharmacy Services, Inc. - Class A#^	573,441
127,240	Mama's Creations, Inc.#^	839,784
10,119	Maplebear, Inc.#	403,647
15,446	Oddity Tech, Ltd. - Class A#^	949,002
6,964	Sprouts Farmers Market, Inc.#	1,190,844
217,000	Walmart, Inc.	21,103,250
		25,897,256
NUMBER OF SHARES		VALUE
	Energy (0.1%)
24,776	Antero Resources Corp.#	$862,948
25,915	Range Resources Corp.	879,296
		1,742,244
	Financials (8.2%)
23,600	American Express Company	6,287,276
14,566	Dave, Inc.#^	1,381,148
48,981	Marex Group, PLC^	2,172,307
49,300	Marsh & McLennan Companies, Inc.	11,115,671
24,100	Mastercard, Inc. - Class A	13,208,246
10,293	Palomar Holdings, Inc.#	1,492,691
27,741	Paymentus Holdings, Inc. - Class A#^	900,473
27,750	S&P Global, Inc.	13,876,387
8,610	Sezzle, Inc.#^	447,290
23,547	Skyward Specialty Insurance Group, Inc.#	1,250,110
12,553	Stifel Financial Corp.	1,075,667
155,000	Visa, Inc. - Class A	53,552,500
112,000	Wells Fargo & Company	7,953,120
11,083	Wintrust Financial Corp.	1,232,097
		115,944,983
	Health Care (8.8%)
95,371	Adaptive Biotechnologies Corp.#^	701,931
271,954	ADMA Biologics, Inc.#	6,472,505
39,408	Alignment Healthcare, Inc.#	698,310
20,347	Artivion, Inc.#^	482,020
48,805	AtriCure, Inc.#^	1,459,758
1,827	Blueprint Medicines Corp.#	163,517
133,500	Boston Scientific Corp.#	13,733,145
60,757	CareDx, Inc.#	1,025,578
35,695	Corcept Therapeutics, Inc.#^	2,565,757
33,000	Danaher Corp.	6,577,890
35,600	Eli Lilly & Company	32,002,620
25,224	GeneDx Holdings Corp.#^	1,686,224
6,764	Guardant Health, Inc.#	319,464
20,207	Insmed, Inc.#	1,454,904
38,500	Intuitive Surgical, Inc.#	19,858,300
7,941	Ligand Pharmaceuticals, Inc.#^	872,398
15,119	Masimo Corp.#^	2,433,554
15,784	Mirum Pharmaceuticals, Inc.#^	685,815
21,799	Natera, Inc.#	3,290,123
8,310	Penumbra, Inc.#	2,433,500
34,188	Phreesia, Inc.#	853,332
7,501	PROCEPT BioRobotics Corp.#^	404,904
21,406	RadNet, Inc.#^	1,121,246
30,750	Stryker Corp.	11,498,040
17,768	Summit Therapeutics, Inc.#^	428,564
See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
6,782	Tempus AI, Inc.#^	$350,426
1,520	UFP Technologies, Inc.#^	316,981
27,000	UnitedHealth Group, Inc.	11,108,880
		124,999,686
	Industrials (4.8%)
11,372	Argan, Inc.	1,741,394
5,929	Axon Enterprise, Inc.#	3,636,256
13,086	Bloom Energy Corp. - Class A#^	239,735
85,500	Boeing Company#	15,667,020
203,000	Canadian Pacific Kansas City, Ltd.^	14,711,410
12,474	CECO Environmental Corp.#^	296,756
5,912	Construction Partners, Inc. - Class A#^	485,612
33,351	Embraer, SA (ADR)#^	1,532,145
88,000	Emerson Electric Company	9,249,680
6,888	ESCO Technologies, Inc.	1,077,628
5,292	FTAI Aviation, Ltd.^	566,826
26,768	Mercury Systems, Inc.#^	1,338,400
1,590	RBC Bearings, Inc.#	522,426
3,785	Sterling Infrastructure, Inc.#^	565,593
23,865	Toast, Inc. - Class A#	849,117
69,000	Waste Management, Inc.	16,101,840
		68,581,838
	Information Technology (38.9%)
17,700	Adobe, Inc.#	6,637,146
516,300	Apple, Inc.	109,713,750
7,853	AppLovin Corp. - Class A#	2,114,892
9,540	ASML Holding, NV	6,373,483
35,971	AvePoint, Inc.#	588,126
229,100	Broadcom, Inc.	44,094,877
8,941	Celestica, Inc.#^	763,114
18,450	Cellebrite DI, Ltd.#	365,126
13,796	Ciena Corp.#	926,539
1,707	Commvault Systems, Inc.#^	285,291
7,723	Credo Technology Group Holding, Ltd.#	332,475
6,408	CyberArk Software, Ltd.#	2,256,641
8,084	Descartes Systems Group, Inc.#^	851,973
7,537	Dynatrace, Inc.#	354,013
4,696	Elastic, NV#	404,795
28,739	Extreme Networks, Inc.#	378,205
1,140	Fair Isaac Corp.#	2,268,235
13,679	GoDaddy, Inc. - Class A#	2,576,166
6,531	Guidewire Software, Inc.#	1,337,353
10,400	Intuit, Inc.	6,525,688
68,000	Keysight Technologies, Inc.#	9,887,200
16,233	Lumentum Holdings, Inc.#^	958,396
3,043	Manhattan Associates, Inc.#	539,798
NUMBER OF SHARES		VALUE
357,190	Microsoft Corp.	$141,182,919
42,600	MongoDB, Inc.#	7,334,442
17,730	Nutanix, Inc. - Class A#	1,218,051
1,071,100	NVIDIA Corp.	116,664,212
9,520	Okta, Inc.#	1,067,763
85,922	Oracle Corp.	12,090,944
41,400	Palo Alto Networks, Inc.#	7,738,902
15,058	Pegasystems, Inc.	1,386,541
8,542	Samsara, Inc. - Class A#	338,776
28,300	ServiceNow, Inc.#	27,026,783
2,783	Silicon Laboratories, Inc.#^	283,198
2,690	SiTime Corp.#^	395,053
90,860	Snowflake, Inc. - Class A#	14,491,261
95,500	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	15,918,895
12,794	Wix.com, Ltd.#	2,169,735
5,291	Workiva, Inc.#	398,254
15,326	Zeta Global Holdings Corp. - Class A#^	200,158
		550,439,169
	Materials (1.6%)
5,101	Carpenter Technology Corp.^	997,806
11,528	Knife River Corp.#^	1,076,485
15,000	Linde, PLC	6,798,450
37,000	Sherwin-Williams Company	13,058,040
		21,930,781
	Real Estate (0.1%)
3,886	Jones Lang LaSalle, Inc.#	883,715
	TOTAL COMMON STOCKS (Cost $703,548,143)	1,411,077,620
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.0%)#
	Information Technology (0.0%)
540	Microsoft Corp.
21,344,040	Put, 05/02/25, Strike $382.50	264,600
	Other (0.0%)
2,200	Invesco QQQ Trust Series 1
104,603,400	Put, 05/02/25, Strike $460.00	123,200
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $1,825,241)	387,800

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.5%)
35,080,417	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $35,080,417)	$35,080,417
	TOTAL INVESTMENTS (102.2%) (Cost $740,453,801)	1,446,545,837
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.5%)		(35,080,417)
OTHER ASSETS, LESS LIABILITIES (0.3%)		4,270,601
NET ASSETS (100.0%)		$1,415,736,021
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (0.0%)#
	Information Technology (0.0%)
(540)	Microsoft Corp.
(21,344,040)	Put, 05/02/25, Strike $362.5	(29,700)
	Other (0.0%)
(2,200)	Invesco QQQ Trust Series 1
(104,603,400)	Put, 05/02/25, Strike $440.0	(13,200)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $538,742)	(42,900)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $42,885,319.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

ABBREVIATION

ADR  American Depositary Receipt

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Growth and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (14.6%)
	Communication Services (1.8%)
7,315,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	$8,922,032
13,790,000	Live Nation Entertainment, Inc.^* 2.875%, 01/15/30	14,250,862
7,990,000	Snap, Inc.^* 0.500%, 05/01/30	6,540,215
13,580,000	Uber Technologies, Inc. 0.875%, 12/01/28	17,825,787
		47,538,896
	Consumer Discretionary (1.8%)
10,900,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	14,339,059
3,065,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	13,235,436
18,915,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	21,397,783
		48,972,278
	Consumer Staples (0.3%)
5,855,000	Post Holdings, Inc.^ 2.500%, 08/15/27	6,890,632
	Financials (0.5%)
3,725,000	Federal Realty OP, LP* 3.250%, 01/15/29	3,724,553
5,885,000	Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	9,371,862
		13,096,415
	Health Care (0.3%)
7,226,000	Integer Holdings Corp.* 1.875%, 03/15/30	7,652,262
	Industrials (0.6%)
2,405,000	Axon Enterprise, Inc. 0.500%, 12/15/27	6,530,152
3,650,000	Bloom Energy Corp. 3.000%, 06/01/28	4,621,995
5,615,000	Tetra Tech, Inc. 2.250%, 08/15/28	5,975,371
		17,127,518
	Information Technology (5.3%)
4,790,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	5,024,614
11,980,000	Datadog, Inc.^* 0.000%, 12/01/29	10,799,970
8,690,000	Guidewire Software, Inc.^* 1.250%, 11/01/29	9,611,488
5,455,000	Lumentum Holdings, Inc.^ 1.500%, 12/15/29	6,234,629
PRINCIPAL AMOUNT		VALUE
7,260,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	$6,794,344
18,840,000	MKS Instruments, Inc.^* 1.250%, 06/01/30	16,253,079
13,895,000	Nutanix, Inc.^* 0.500%, 12/15/29	14,999,375
6,925,000	ON Semiconductor Corp. 0.500%, 03/01/29	5,995,180
6,395,000	PAR Technology Corp. 1.500%, 10/15/27	6,736,045
7,945,000	Parsons Corp.^ 2.625%, 03/01/29	8,423,686
10,700,000	Seagate HDD Cayman 3.500%, 06/01/28	13,545,130
12,845,000	Snowflake, Inc.* 0.000%, 10/01/29	15,966,335
9,020,000	Spotify USA, Inc. 0.000%, 03/15/26	11,607,026
5,885,000	Unity Software, Inc.^* 0.000%, 03/15/30	5,555,734
5,280,000	Western Digital Corp. 3.000%, 11/15/28	7,171,930
		144,718,565
	Real Estate (1.1%)
14,130,000	Welltower OP, LLC* 3.125%, 07/15/29^	18,901,560
7,555,000	2.750%, 05/15/28	12,329,382
		31,230,942
	Utilities (2.9%)
15,830,000	CMS Energy Corp.^ 3.375%, 05/01/28	17,539,007
17,800,000	Duke Energy Corp. 4.125%, 04/15/26	19,429,412
4,940,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	5,534,578
16,315,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	18,623,083
15,555,000	Southern Company 3.875%, 12/15/25	17,478,843
		78,604,923
	TOTAL CONVERTIBLE BONDS (Cost $357,883,828)	395,832,431
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.3%)
	Financials (0.8%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	4,077,102
121,125	Apollo Global Management, Inc. 6.750%, 07/31/26	8,735,535

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
114,300	Ares Management Corp. 6.750%, 10/01/27	$5,642,991
82,127	KKR & Company, Inc.# 6.250%, 03/01/28	3,936,347
		22,391,975
	Industrials (1.4%)
615,535	Boeing Company 6.000%, 10/15/27	37,781,538
	Information Technology (0.6%)
191,890	Hewlett Packard Enterprise Company 7.625%, 09/01/27	9,632,878
111,160	Microchip Technology, Inc.^# 7.500%, 03/15/28	5,275,654
		14,908,532
	Utilities (0.5%)
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications, Time, Inc.)#§** 3.369%, 09/15/29	3,738,802
126,115	NextEra Energy, Inc. 7.299%, 06/01/27	5,850,475
119,225	PG&E Corp. 6.000%, 12/01/27	5,185,095
		14,774,372
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $84,210,160)	89,856,417
COMMON STOCKS (74.9%)
	Communication Services (8.5%)
587,815	Alphabet, Inc. - Class A	93,345,022
115,790	Meta Platforms, Inc. - Class A	63,568,710
27,710	Netflix, Inc.#	31,359,961
108,795	T-Mobile U.S., Inc.	26,866,926
164,375	Walt Disney Company	14,949,906
		230,090,525
	Consumer Discretionary (8.9%)
589,450	Amazon.com, Inc.#	108,706,369
4,050	Booking Holdings, Inc.#	20,652,084
210,500	Chipotle Mexican Grill, Inc.#	10,634,460
50,445	Home Depot, Inc.	18,184,918
44,130	Lowe's Companies, Inc.	9,865,703
47,685	McDonald's Corp.	15,242,510
135,975	Starbucks Corp.	10,884,799
131,090	Tesla, Inc.#	36,988,354
76,340	TJX Companies, Inc.	9,823,431
		240,982,628
	Consumer Staples (4.9%)
267,985	Coca-Cola Company	19,442,312
117,730	Colgate-Palmolive Company	10,853,529
NUMBER OF SHARES		VALUE
29,260	Costco Wholesale Corp.	$29,099,070
121,795	Philip Morris International, Inc.	20,870,791
152,560	Procter & Gamble Company	24,801,679
294,690	Walmart, Inc.	28,658,602
		133,725,983
	Energy (3.0%)
220,525	EQT Corp.	10,902,756
348,130	Exxon Mobil Corp.	36,772,972
60,150	Hess Corp.	7,762,358
92,400	Marathon Petroleum Corp.	12,696,684
234,895	Williams Companies, Inc.	13,757,800
		81,892,570
	Financials (11.9%)
39,170	American Express Company	10,435,280
43,888	Assurant, Inc.	8,458,973
541,560	Bank of America Corp.	21,597,413
23,090	Berkshire Hathaway, Inc. - Class B#	12,312,742
9,110	Blackrock, Inc.	8,328,909
45,675	Capital One Financial Corp.	8,233,376
76,160	Chubb, Ltd.	21,787,853
171,630	Citigroup, Inc.	11,736,059
71,695	Fiserv, Inc.#	13,232,746
21,995	Goldman Sachs Group, Inc.	12,043,362
173,430	JPMorgan Chase & Company	42,424,447
97,830	Marsh & McLennan Companies, Inc.	22,057,730
68,530	Mastercard, Inc. - Class A	37,558,552
123,375	Morgan Stanley	14,239,942
27,865	S&P Global, Inc.	13,933,893
123,325	Visa, Inc. - Class A	42,608,787
320,775	Wells Fargo & Company	22,778,233
		323,768,297
	Health Care (7.4%)
166,580	Abbott Laboratories	21,780,335
104,205	AbbVie, Inc.	20,330,395
220,975	Boston Scientific Corp.#	22,731,698
39,400	Danaher Corp.	7,853,602
42,600	Eli Lilly & Company	38,295,270
33,055	ICON, PLC#	5,005,849
124,145	Johnson & Johnson	19,405,105
115,780	Medtronic, PLC	9,813,513
117,020	Merck & Company, Inc.	9,970,104
17,665	Stryker Corp.	6,605,297
26,215	Thermo Fisher Scientific, Inc.	11,246,235
68,100	UnitedHealth Group, Inc.	28,019,064
		201,056,467

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Growth and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
		Industrials (4.4%)
373,860		CSX Corp.	$10,494,250
153,160		Delta Air Lines, Inc.	6,376,051
130,880		Emerson Electric Company	13,756,797
42,750		GE Vernova, Inc.	15,852,555
72,590		General Electric Company	14,629,789
90,425		Norfolk Southern Corp.	20,259,721
31,405		Parker-Hannifin Corp.	19,001,909
148,475		RTX Corp.	18,727,152
			119,098,224
		Information Technology (22.7%)
42,920		Advanced Micro Devices, Inc.#~	4,178,262
726,405		Apple, Inc.	154,361,062
24,245		Atlassian Corp. - Class A#	5,535,376
244,270		Broadcom, Inc.	47,014,647
185,485		Cisco Systems, Inc.	10,708,049
13,715		Intuit, Inc.	8,605,751
113,050		Lam Research Corp.	8,102,293
70,330		Micron Technology, Inc.	5,411,894
370,940		Microsoft Corp.	146,617,744
1,190,855		NVIDIA Corp.	129,707,927
19,340		NXP Semiconductors, NV	3,564,555
131,935		Oracle Corp.	18,565,893
81,905		Palantir Technologies, Inc. - Class A#	9,700,828
45,230		Palo Alto Networks, Inc.#	8,454,844
60,500		Salesforce, Inc.	16,256,955
39,710	EUR	SAP, SE	11,618,698
26,555		ServiceNow, Inc.#	25,360,291
			613,765,069
		Materials (2.2%)
237,540		Freeport-McMoRan, Inc.	8,558,566
52,565		Linde, PLC	23,824,035
47,675		Sherwin-Williams Company	16,825,461
40,695		Vulcan Materials Company~	10,675,520
			59,883,582
		Real Estate (0.5%)
60,195		American Tower Corp.	13,568,555
		Utilities (0.5%)
100,390		Vistra Corp.	13,013,556
		TOTAL COMMON STOCKS (Cost $869,946,890)	2,030,845,456
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (1.6%)
	U.S. Treasury Note
22,420,000	4.250%, 05/31/25	$22,415,183
19,655,000	5.000%, 08/31/25	19,696,076
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $42,108,596)	42,111,259
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.4%)#
	Communication Services (0.0%)
240	Meta Platforms, Inc.
13,176,000	Put, 06/20/25, Strike $555.00	891,600
	Financials (0.1%)
500	Berkshire Hathaway, Inc.
26,662,500	Call, 06/20/25, Strike $510.00	1,775,000
	Information Technology (0.0%)
810	Microsoft Corp.
32,016,060	Put, 06/20/25, Strike $380.00	907,200
	Other (0.3%)
1,605	Invesco QQQ Trust Series 1
76,312,935	Put, 06/20/25, Strike $480.00	2,836,035
18,000	iShares MSCI EAFE ETF
152,550,000	Call, 06/20/25, Strike $85.00	3,465,000
80	S&P 500 Index
44,552,480	Put, 05/30/25, Strike $5,400.00	609,600
		6,910,635
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $13,245,465)	10,484,435
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.1%)
57,515,683	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $57,515,683)	57,515,683
	TOTAL INVESTMENTS (96.9%) (Cost $1,424,910,622)	2,626,645,681
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.1%)		(57,515,683)
OTHER ASSETS, LESS LIABILITIES (5.2%)		140,375,696
NET ASSETS (100.0%)		$2,709,505,694

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (0.0%)#
	Communication Services (0.0%)
(240)	Meta Platforms, Inc.
(13,176,000)	Put, 06/20/25, Strike $490.00	$(309,000)
	Industrials (0.0%)
(290)	Quanta Services, Inc.
(8,488,010)	Put, 05/16/25, Strike $230.00	(26,825)
	Information Technology (0.0%)
(805)	Palantir Technologies, Inc.
(9,534,420)	Put, 05/16/25, Strike $60.00	(15,698)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $617,739)	$(351,523)

NOTES TO SCHEDULE OF INVESTMENTS

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at April 30, 2025.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $7,284,891.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dividend Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (2.2%)
	Financials (0.6%)
620	Apollo Global Management, Inc. 6.750%, 07/31/26	$44,714
1,035	Ares Management Corp. 6.750%, 10/01/27	51,098
620	KKR & Company, Inc.^# 6.250%, 03/01/28	29,717
		125,529
	Industrials (1.4%)
4,555	Boeing Company^ 6.000%, 10/15/27	279,586
	Information Technology (0.2%)
790	Hewlett Packard Enterprise Company 7.625%, 09/01/27	39,658
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $398,103)	444,773
COMMON STOCKS (94.1%)
	Communication Services (9.3%)
4,385	Alphabet, Inc. - Class C	705,502
155	Live Nation Entertainment, Inc.#	20,530
970	Meta Platforms, Inc. - Class A	532,530
265	Netflix, Inc.#	299,906
525	T-Mobile U.S., Inc.	129,649
1,225	Uber Technologies, Inc.#	99,237
1,160	Walt Disney Company	105,502
		1,892,856
	Consumer Discretionary (11.2%)
4,080	Amazon.com, Inc.#	752,434
44	Booking Holdings, Inc.	224,368
1,550	Chipotle Mexican Grill, Inc.#	78,306
400	Home Depot, Inc.	144,196
1,225	Las Vegas Sands Corp.	44,921
545	Lowe's Companies, Inc.	121,840
625	McDonald's Corp.	199,781
345	Royal Caribbean Cruises, Ltd.	74,144
1,165	Starbucks Corp.	93,258
1,170	Tesla, Inc.#	330,127
1,580	TJX Companies, Inc.	203,315
		2,266,690
	Consumer Staples (5.7%)
2,085	Coca-Cola Company	151,267
870	Colgate-Palmolive Company	80,205
305	Costco Wholesale Corp.	303,322
895	Philip Morris International, Inc.	153,367
NUMBER OF SHARES		VALUE
1,070	Procter & Gamble Company	$173,950
2,895	Walmart, Inc.	281,539
		1,143,650
	Energy (3.1%)
1,610	EQT Corp.	79,598
2,410	Exxon Mobil Corp.	254,568
515	Hess Corp.	66,461
880	Marathon Petroleum Corp.	120,921
1,895	Williams Companies, Inc.	110,990
		632,538
	Financials (15.5%)
620	American Express Company	165,174
355	Assurant, Inc.	68,423
5,275	Bank of America Corp.	210,367
810	Berkshire Hathaway, Inc. - Class B#	431,933
60	Blackrock, Inc.	54,856
340	Capital One Financial Corp.	61,288
390	Chubb, Ltd.	111,571
1,260	Citigroup, Inc.	86,159
620	Fiserv, Inc.#	114,433
235	Goldman Sachs Group, Inc.	128,674
1,705	JPMorgan Chase & Company	417,077
570	Marsh & McLennan Companies, Inc.	128,518
680	Mastercard, Inc. - Class A	372,681
915	Morgan Stanley	105,609
255	S&P Global, Inc.	127,513
905	Visa, Inc. - Class A	312,678
3,425	Wells Fargo & Company	243,209
		3,140,163
	Health Care (8.6%)
1,390	Abbott Laboratories	181,742
950	AbbVie, Inc.	185,345
1,615	Boston Scientific Corp.#	166,135
330	Danaher Corp.	65,779
415	Eli Lilly & Company	373,064
240	ICON, PLC#	36,346
1,040	Johnson & Johnson	162,562
780	Medtronic, PLC	66,113
1,075	Merck & Company, Inc.	91,590
215	Stryker Corp.	80,393
215	Thermo Fisher Scientific, Inc.	92,235
605	UnitedHealth Group, Inc.	248,921
		1,750,225
	Industrials (5.0%)
2,750	CSX Corp.	77,193
1,560	Delta Air Lines, Inc.	64,943

See accompanying Notes to Schedule of Investments

www.calamos.com

Dividend Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
970		Emerson Electric Company	$101,957
315		GE Vernova, Inc.	116,808
885		General Electric Company	178,363
670		Norfolk Southern Corp.	150,113
300		Parker-Hannifin Corp.	181,518
1,115		RTX Corp.	140,635
			1,011,530
		Information Technology (28.6%)
357		Advanced Micro Devices, Inc.#	34,754
6,350		Apple, Inc.	1,349,375
460		Applied Materials, Inc.	69,327
180		Atlassian Corp. - Class A#	41,096
2,390		Broadcom, Inc.	460,003
1,880		Cisco Systems, Inc.	108,532
180		Intuit, Inc.	112,945
1,050		Lam Research Corp.	75,254
1,010		Micron Technology, Inc.	77,719
3,200		Microsoft Corp.	1,264,832
10,650		NVIDIA Corp.	1,159,998
145		NXP Semiconductors, NV	26,725
1,245		Oracle Corp.	175,196
1,055		Palantir Technologies, Inc. - Class A#	124,954
425		Palo Alto Networks, Inc.#	79,445
540		Salesforce, Inc.	145,103
375		Sandisk Corp.#	12,041
385	EUR	SAP, SE	112,647
800		Seagate Technology Holdings, PLC^	72,824
195		ServiceNow, Inc.#	186,227
400		Texas Instruments, Inc.	64,020
1,125		Western Digital Corp.#	49,343
			5,802,360
		Materials (2.7%)
1,740		Freeport-McMoRan, Inc.	62,692
430		Linde, PLC	194,889
405		Sherwin-Williams Company	142,933
515		Vulcan Materials Company	135,100
			535,614
		Real Estate (1.3%)
365		American Tower Corp.	82,275
1,215		Welltower, Inc.	185,397
			267,672
		Utilities (3.1%)
1,360		CMS Energy Corp.	100,164
725		Duke Energy Corp.	88,465
1,020		NextEra Energy, Inc.	68,218
3,970		PPL Corp.	144,905
NUMBER OF SHARES		VALUE
1,005	Southern Company	$92,349
1,015	Vistra Corp.	131,574
		625,675
	TOTAL COMMON STOCKS (Cost $9,254,948)	19,068,973
EXCHANGE-TRADED FUNDS (2.1%)
	Other (2.1%)
2,635	iShares China Large-Cap ETF^	89,221
1,205	iShares MSCI EAFE ETF^	102,124
760	iShares Russell 2000 ETF^	148,094
145	SPDR® S&P 500® ETF Trust^	80,408
	TOTAL EXCHANGE-TRADED FUNDS (Cost $429,649)	419,847
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.5%)
716,183	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $716,183)	716,183
	TOTAL INVESTMENTS (101.9%) (Cost $10,798,883)	20,649,776
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.5%)		(716,183)
OTHER ASSETS, LESS LIABILITIES (1.6%)		325,001
NET ASSETS (100.0%)		$20,258,594

NOTES TO SCHEDULE OF INVESTMENTS

^  Security, or portion of security, is on loan.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Select Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.0%)
	Communication Services (12.1%)
17,926	Alphabet, Inc. - Class A	$2,846,649
1,255	Meta Platforms, Inc. - Class A	688,995
1,109	Netflix, Inc.#	1,255,077
3,546	T-Mobile U.S., Inc.	875,685
9,940	Uber Technologies, Inc.#	805,239
		6,471,645
	Consumer Discretionary (15.0%)
6,160	Airbnb, Inc. - Class A#	751,027
16,264	Amazon.com, Inc.#	2,999,407
16,847	Chipotle Mexican Grill, Inc.#	851,111
4,130	DoorDash, Inc. - Class A#	796,636
3,325	Home Depot, Inc.	1,198,629
2,740	Royal Caribbean Cruises, Ltd.	588,853
6,869	TJX Companies, Inc.	883,903
		8,069,566
	Consumer Staples (4.4%)
6,873	PepsiCo, Inc.	931,841
14,774	Walmart, Inc.	1,436,772
		2,368,613
	Energy (1.5%)
6,161	Hess Corp.	795,077
	Financials (12.8%)
3,369	American Express Company	897,535
2,482	Chubb, Ltd.	710,051
3,180	JPMorgan Chase & Company	777,892
3,237	Marsh & McLennan Companies, Inc.	729,846
4,882	Morgan Stanley	563,480
1,640	S&P Global, Inc.	820,082
4,213	Visa, Inc. - Class A	1,455,591
12,954	Wells Fargo & Company	919,864
		6,874,341
	Health Care (10.6%)
5,718	Boston Scientific Corp.#	588,211
1,508	Eli Lilly & Company	1,355,616
1,065	Intuitive Surgical, Inc.#	549,327
5,762	Johnson & Johnson	900,658
2,165	Stryker Corp.	809,537
1,552	UnitedHealth Group, Inc.	638,555
5,365	Zoetis, Inc.	839,086
		5,680,990
	Industrials (7.3%)
4,460	Boeing Company#	817,251
9,577	Canadian Pacific Kansas City, Ltd.^	694,045
NUMBER OF SHARES		VALUE
1,729	Deere & Company	$801,495
6,915	Emerson Electric Company	726,836
3,812	Waste Management, Inc.	889,568
		3,929,195
	Information Technology (27.6%)
1,460	Adobe, Inc.#	547,471
4,300	Analog Devices, Inc.	838,156
16,409	Apple, Inc.	3,486,912
8,420	Broadcom, Inc.	1,620,597
4,250	Datadog, Inc. - Class A#	434,180
8,247	Microsoft Corp.	3,259,709
25,600	NVIDIA Corp.	2,788,352
4,082	Oracle Corp.	574,419
754	ServiceNow, Inc.#	720,078
3,650	Snowflake, Inc. - Class A#	582,139
		14,852,013
	Materials (3.1%)
1,862	Linde, PLC	843,914
2,395	Sherwin-Williams Company	845,244
		1,689,158
	Real Estate (1.3%)
6,870	Prologis, Inc.	702,114
	Utilities (2.3%)
13,161	Southern Company	1,209,364
	TOTAL COMMON STOCKS (Cost $32,106,829)	52,642,076
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.3%)
694,946	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $694,946)	694,946
	TOTAL INVESTMENTS (99.3%) (Cost $32,801,775)	53,337,022
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.3%)		(694,946)
OTHER ASSETS, LESS LIABILITIES (2.0%)		1,086,253
NET ASSETS (100.0%)		$53,728,329

See accompanying Notes to Schedule of Investments

www.calamos.com

Select Fund Schedule of Investments April 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

International Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (97.0%)
		Communication Services (7.0%)
111,000	INR	Bharti Airtel, Ltd.	$2,435,726
119,820	EUR	Deutsche Telekom, AG	4,303,639
18,510		Sea, Ltd. (ADR)#	2,481,265
11,970		Spotify Technology, SA#	7,349,341
			16,569,971
		Consumer Discretionary (10.7%)
42,430		Alibaba Group Holding, Ltd. (ADR)	5,067,415
44,610	INR	Amber Enterprises India, Ltd.#	3,210,870
55,000	AUD	Aristocrat Leisure, Ltd.	2,348,998
47,500	CNY	BYD Company, Ltd. - Class A	2,311,756
13,200	CHF	Cie Financiere Richemont, SA - Class A^	2,332,509
14,990		Flutter Entertainment, PLC#	3,612,440
880	EUR	Hermes International, SCA	2,420,158
1,806		MercadoLibre, Inc.#	4,209,515
			25,513,661
		Consumer Staples (3.6%)
129,150	CNY	Eastroc Beverage Group Company, Ltd. - Class A	5,085,049
705,000	GBP	Haleon, PLC	3,547,468
			8,632,517
		Energy (1.9%)
163,720		TechnipFMC, PLC	4,611,992
		Financials (19.6%)
1,670	EUR	Adyen, NV#*	2,702,415
6,530	EUR	Allianz, SE	2,700,656
238,900	EUR	Banco Santander, SA^	1,682,062
650,000	GBP	Barclays, PLC	2,589,367
12,580	EUR	Deutsche Böerse, AG	4,051,941
80,500	HKD	Hong Kong Exchanges & Clearing, Ltd.	3,517,020
68,100		ICICI Bank, Ltd. (ADR)	2,285,436
56,850	EUR	ING Groep, NV	1,103,988
33,110	GBP	London Stock Exchange Group, PLC	5,155,607
35,970	KRW	Meritz Financial Group, Inc.	3,142,362
52,650	EUR	Societe Generale, SA	2,745,117
255,230		Sumitomo Mitsui Financial Group, Inc. (ADR)	3,624,266
5,580	CHF	Swissquote Group Holding, SA^	2,880,378
73,900	CHF	UBS Group, AG	2,243,261
108,230	EUR	UniCredit, S.p.A.^	6,296,914
			46,720,790
		Health Care (3.4%)
1,890		Argenx, SE (ADR)#	1,219,315
28,300	JPY	Chugai Pharmaceutical Company, Ltd.	1,630,349
10,200	EUR	EssilorLuxottica, SA	2,939,161
NUMBER OF SHARES			VALUE
6,870	CHF	Roche Holding, AG	$2,246,396
			8,035,221
		Industrials (24.3%)
21,355	EUR	Airbus, SE	3,623,741
41,400	JPY	BayCurrent, Inc.	2,230,780
47,040	GBP	Experian, PLC	2,340,289
6,095	KRW	Hanwha Aerospace Company, Ltd.	3,425,412
26,020	INR	Hindustan Aeronautics, Ltd.	1,377,373
276,300	JPY	Hitachi, Ltd.	6,828,896
24,580	EUR	Knorr-Bremse, AG	2,437,764
218,930	JPY	Mitsubishi Heavy Industries, Ltd.^	4,315,732
49,400	GBP	RELX, PLC	2,696,012
2,875	EUR	Rheinmetall, AG	4,896,275
712,710	GBP	Rolls-Royce Holdings, PLC	7,214,386
20,040	EUR	Schneider Electric, SE	4,682,261
21,550	EUR	Siemens, AG	4,962,134
82,900	SEK	Volvo, AB - Class B	2,253,514
23,605		Waste Connections, Inc.	4,665,056
			57,949,625
		Information Technology (20.5%)
6,725	EUR	ASML Holding, NV	4,501,997
1,325	CAD	Constellation Software, Inc.	4,775,180
7,430		CyberArk Software, Ltd.#	2,616,549
5,100	JPY	Keyence Corp.	2,132,267
1,484,000	HKD	Kingdee International Software Group Company, Ltd.#	2,523,962
24,080	EUR	Nemetschek, SE	3,199,865
28,150		Palantir Technologies, Inc. - Class A#	3,334,086
41,835	EUR	SAP, SE	12,240,449
17,230	KRW	SK Hynix, Inc.	2,149,840
256,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,253,645
626,600	HKD	Xiaomi Corp. - Class B#*	4,011,618
			48,739,458
		Materials (6.0%)
18,800	CAD	Agnico Eagle Mines, Ltd.^	2,209,607
158,030	CAD	Alamos Gold, Inc. - Class A^	4,517,599
27,070	EUR	Heidelberg Materials, AG	5,411,658
4,965		Linde, PLC	2,250,287
			14,389,151
		TOTAL COMMON STOCKS (Cost $181,223,410)	231,162,386
WARRANTS (0.0%)#
		Information Technology (0.0%)
1,260		Constellation Software, Inc.^ 03/31/40, Strike 1.00 (Cost $—)	—

See accompanying Notes to Schedule of Investments

www.calamos.com

International Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
CONVERTIBLE BOND (1.8%)
		Financials (1.8%)
3,200,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27 (Cost $4,150,494)	$4,361,728
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.7%)#
		Communication Services (0.2%)
368		Sea, Ltd.
4,933,040		Call, 06/20/25, Strike $130.00	498,640
		Consumer Discretionary (0.2%)
21		MercadoLibre, Inc.
4,894,785		Call, 06/20/25, Strike $2,200.00	493,185
		Financials (0.1%)
559		Marex Group, PLC
2,479,165		Call, 06/20/25, Strike $45.00	166,302
		Information Technology (0.0%)
361		SAP, SE
10,548,059		Put, 05/16/25, Strike $240.00	7,220
		Other (0.2%)
1,124	EUR	EURO STOXX Banks Index
10,388,008		Call, 09/19/25, Strike 195.00	417,014
5,152		iShares China Large-Cap ETF
17,444,672		Put, 05/16/25, Strike $30.00	30,912
			447,926
		TOTAL EXCHANGE TRADED PURCHASED OPTIONS (Cost $2,215,490)	1,613,273
		NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.5%)
15,468,354		State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $15,468,354)	15,468,354
		TOTAL INVESTMENTS (106.0%) (Cost $203,057,748)	252,605,741
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.5%)			(15,468,354)
OTHER ASSETS, LESS LIABILITIES (0.5%)			1,075,834
NET ASSETS (100.0%)			$238,213,221

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	06/26/25	1,196,653,000	$8,421,252	$370,603
State Street Bank and Trust	Japanese Yen	06/26/25	683,873,000	4,812,646	211,795
Northern Trust Company	Swiss Franc	06/26/25	2,763,000	3,368,804	(54,903)
State Street Bank and Trust	European Monetary Unit	06/26/25	2,953,000	3,356,052	150,982
Northern Trust Company	British Pound Sterling	06/26/25	2,470,000	3,292,472	95,487
State Street Bank and Trust	European Monetary Unit	06/26/25	1,687,000	1,917,257	86,253
Northern Trust Company	British Pound Sterling	06/26/25	1,412,000	1,882,174	54,586
Northern Trust Company	Swedish Krona	06/26/25	16,583,000	1,721,113	14,197
Northern Trust Company	Swiss Franc	06/26/25	510,000	621,821	(10,134)
Northern Trust Company	Swedish Krona	06/26/25	3,061,000	317,694	2,621
					$921,487
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust British Pound Company	Sterling	06/26/25	1,016,000	$1,354,313	$(13,662)
State Street Bank and Trust	European Monetary Unit	06/26/25	2,558,000	2,907,139	9,601
State Street Bank and Trust	Japanese Yen	06/26/25	600,000,000	4,222,403	(105,005)
					$(109,066)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

International Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

SEK  Swedish Krona

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
European Monetary Unit	$77,319,209	30.6%
US Dollar	68,353,304	27.1%
British Pound Sterling	23,543,129	9.3%
Japanese Yen	17,138,024	6.8%
Canadian Dollar	11,502,386	4.6%
Hong Kong Dollar	10,052,600	4.0%
Swiss Franc	9,702,544	3.8%
South Korean Won	8,717,614	3.4%
Chinese Yuan Renminbi	7,396,805	2.9%
New Taiwan Dollar	7,253,645	2.9%
Indian Rupee	7,023,969	2.8%
Australian Dollar	2,348,998	0.9%
Swedish Krona	2,253,514	0.9%
Total Investments	$252,605,741	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Evolving World Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (18.2%)
		Communication Services (4.8%)
12,200,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	$17,407,936
		Consumer Discretionary (6.4%)
15,653,000		Alibaba Group Holding, Ltd.*^ 0.500%, 06/01/31	20,591,678
2,426,000		Trip.com Group, Ltd.* 0.750%, 06/15/29	2,744,437
			23,336,115
		Financials (3.9%)
10,400,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27	14,175,616
		Information Technology (2.1%)
4,600,000		SK Hynix, Inc. 1.750%, 04/11/30	7,577,396
		Other (1.0%)
3,600,000		China Hongqiao Group, Ltd. 1.500%, 03/26/30	3,579,588
		TOTAL CONVERTIBLE BONDS (Cost $57,115,392)	66,076,651
NUMBER OF SHARES			VALUE
COMMON STOCKS (79.7%)
		Communication Services (10.8%)
533,770	INR	Bharti Airtel, Ltd.	11,712,769
175,735	SAR	Etihad Etisalat Company	2,942,230
108,690		Millicom International Cellular, SA	3,754,153
456,669	ZAR	MTN Group, Ltd.^	3,022,379
13,885	KRW	NAVER Corp.	1,953,697
61,420		Sea, Ltd. (ADR)#	8,233,351
123,400	HKD	Tencent Holdings, Ltd.	7,558,366
			39,176,945
		Consumer Discretionary (12.0%)
137,160	INR	Amber Enterprises India, Ltd.#	9,872,291
149,800	CNY	BYD Company, Ltd. - Class A	7,290,548
10,100	INR	Dixon Technologies India, Ltd.	1,962,723
38,245	INR	Eicher Motors, Ltd.	2,521,429
351,800	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	2,814,614
1,284,000	HKD	Geely Automobile Holdings, Ltd.	2,695,503
408,705	INR	Indian Hotels Company, Ltd.	3,799,442
35,370		MakeMyTrip, Ltd.^#	3,707,483
3,788		MercadoLibre, Inc.#	8,829,260
			43,493,293
NUMBER OF SHARES			VALUE
		Consumer Staples (7.2%)
22,695	PLN	Dino Polska, SA*#	$3,181,552
317,430	CNY	Eastroc Beverage Group Company, Ltd. - Class A	12,498,235
388,400	HKD	Giant Biogene Holding Company, Ltd.*	4,012,874
9,400	KRW	Samyang Foods Company, Ltd.	6,415,877
			26,108,538
		Energy (1.5%)
193,263		TechnipFMC, PLC	5,444,219
		Financials (17.4%)
5,484,300	CNY	Agricultural Bank of China, Ltd. - Class A	4,093,367
23,965	INR	Bajaj Finance, Ltd.	2,439,357
477,800	CNY	Bank of Hangzhou Company, Ltd. - Class A	967,874
1,353,960	PHP	Bank of the Philippine Islands	3,394,817
4,167,600	CNY	China Construction Bank Corp. - Class A	5,196,316
1,846,400	CNY	China Galaxy Securities Company, Ltd. - Class A	3,973,697
1,154,150	EUR	Eurobank Ergasias Services and Holdings, SA	3,275,507
48,235		HDFC Bank, Ltd. (ADR)	3,506,202
128,500	HKD	Hong Kong Exchanges & Clearing, Ltd.	5,614,124
315,600		ICICI Bank, Ltd. (ADR)	10,591,536
4,299,500	THB	Krung Thai Bank PCL	2,805,669
113,065	KRW	Meritz Financial Group, Inc.	9,877,431
479,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H^	2,866,830
246,970	BRL	Porto Seguro, SA	1,914,348
132,790	PLN	Powszechna Kasa Oszczednosci Bank Polski, SA	2,553,011
			63,070,086
		Health Care (1.2%)
2,169,902	MXN	Genomma Lab Internacional, SAB de CV - Class B^	2,536,098
2,380	KRW	Samsung Biologics Company, Ltd.*#	1,761,363
			4,297,461
		Industrials (11.3%)
109,380	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	3,497,273
179,900		Embraer, SA (ADR)^#	8,264,606
18,682	KRW	Hanwha Aerospace Company, Ltd.	10,499,351
9,550	KRW	HD Hyundai Heavy Industries Company, Ltd.	2,701,019
85,955	INR	Hindustan Aeronautics, Ltd.	4,550,041
12,970,000	HKD	Lonking Holdings, Ltd.	3,265,876
330,060	BRL	WEG, SA	2,596,209

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Evolving World Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
1,609,000	HKD	Weichai Power Company, Ltd. - Class H	$3,138,998
743,859	CNY	Yutong Bus Company, Ltd. - Class A	2,748,908
			41,262,281
		Information Technology (14.6%)
55,775	INR	Kaynes Technology India, Ltd.#	3,788,560
3,391,000	HKD	Kingdee International Software Group Company, Ltd.^#	5,767,356
87,000	TWD	MediaTek, Inc.	3,696,897
1,213,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	34,388,200
412,564	BRL	TOTVS, SA	2,734,845
141,600	CNY	Will Semiconductor Company, Ltd. Shanghai - Class A	2,572,032
			52,947,890
		Materials (2.0%)
262,515	CAD	Alamos Gold, Inc. - Class A^	7,504,509
		Real Estate (1.7%)
1,027,138	AED	Emaar Properties, PJSC	3,670,223
560,150	HKD	Greentown China Holdings, Ltd.	714,798
56,060	INR	Macrotech Developers, Ltd.*	878,997
56,470	INR	Prestige Estates Projects, Ltd.	912,836
			6,176,854
		TOTAL COMMON STOCKS (Cost $224,548,386)	289,482,076
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (1.9%)#
		Communication Services (0.2%)
564		Sea, Ltd.
7,560,420		Call, 06/20/25, Strike $130.00	764,220
		Consumer Discretionary (0.2%)
33		MercadoLibre, Inc.
7,691,805		Call, 06/20/25, Strike $2,200.00	775,005
		Industrials (0.2%)
3,375		Full Truck Alliance Company, Ltd.
3,834,000		Call, 06/20/25, Strike $10.00	582,187
		Information Technology (0.5%)
1,300		Taiwan Semiconductor
		Manufacturing Company, Ltd.
21,669,700		Call, 06/20/25, Strike $160.00	1,771,250
		Other (0.8%)
1,621		Anglogold Ashanti, PLC
6,834,136		Call, 07/18/25, Strike $45.00	344,463
15,876		iShares China Large-Cap ETF
53,756,136		Put, 05/16/25, Strike $30.00	95,256
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
3,358	iShares MSCI Brazil ETF
9,080,032	Call, 05/16/25, Strike $25.00	$725,328
12,345	iShares MSCI Emerging Markets ETF
54,021,720	Put, 05/16/25, Strike $39.00	351,832
1,992	iShares MSCI Mexico ETF
11,348,424	Call, 05/16/25, Strike $50.00	1,414,320
		2,931,199
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $8,056,519)	6,823,861
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.9%)
14,093,979	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $14,093,979)	14,093,979
	TOTAL INVESTMENTS (103.7%) (Cost $303,814,276)	376,476,567
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(14,093,979)
OTHER ASSETS, LESS LIABILITIES (0.2%)		682,903
NET ASSETS (100.0%)		$363,065,491

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Mexican Peso	06/26/25	155,399,000	$7,869,413	$246,317
State Street Bank and Trust	Brazilian Real	06/26/25	44,240,000	7,700,249	131,904
State Street Bank and Trust	Indonesian Rupiah	06/26/25	127,858,946,000	7,686,473	567
JPMorgan Chase Bank N.A.	South African Rand	06/26/25	139,821,000	7,486,266	(167,712)
					$211,076
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Brazilian Real	06/26/25	44,240,000	$7,700,249	$(54,207)
					$(54,207)

See accompanying Notes to Schedule of Investments

www.calamos.com

Evolving World Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATIONS

AED  UAE Dirham

BRL  Brazilian Real

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

HKD  Hong Kong Dollar

INR  Indian Rupee

KRW  South Korean Won

MXN  Mexican Peso

PHP  Philippine Peso

PLN  Polish Zloty

SAR  Saudi Riyal

THB  Thai Baht

TWD  New Taiwan Dollar

ZAR  South African Rand

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$139,325,301	37.0%
Chinese Yuan Renminbi	45,652,864	12.1%
Indian Rupee	42,438,445	11.3%
New Taiwan Dollar	38,085,097	10.1%
Hong Kong Dollar	35,634,725	9.5%
South Korean Won	33,208,738	8.8%
Canadian Dollar	7,504,509	2.0%
Brazilian Real	7,245,402	1.9%
Polish Zloty	5,734,563	1.5%
UAE Dirham	3,670,223	1.0%
Philippine Peso	3,394,817	0.9%
European Monetary Unit	3,275,507	0.9%
South African Rand	3,022,379	0.8%
Saudi Riyal	2,942,230	0.8%
Thai Baht	2,805,669	0.7%
Mexican Peso	2,536,098	0.7%
Total Investments	$376,476,567	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Equity Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (96.7%)
		Communication Services (13.1%)
11,810		Alphabet, Inc. - Class A	$1,875,428
125,600		AT&T, Inc.	3,479,120
60,920	EUR	Deutsche Telekom, AG	2,188,096
5,430		Meta Platforms, Inc. - Class A	2,981,070
3,010		Netflix, Inc.#	3,406,477
4,680		Spotify Technology, SA#	2,873,427
			16,803,618
		Consumer Discretionary (13.5%)
20,770		Alibaba Group Holding, Ltd. (ADR)	2,480,561
21,020		Amazon.com, Inc.#	3,876,508
22,950	INR	Amber Enterprises India, Ltd.#	1,651,860
420		AutoZone, Inc.#	1,580,292
47,790	GBP	Compass Group, PLC	1,611,231
9,850		Flutter Entertainment, PLC#	2,373,752
800		MercadoLibre, Inc.#	1,864,680
5,075		Ralph Lauren Corp.	1,141,621
2,800		Tesla, Inc.#	790,048
			17,370,553
		Consumer Staples (4.0%)
1,690		Costco Wholesale Corp.	1,680,705
45,265	CNY	Eastroc Beverage Group Company, Ltd. - Class A	1,782,228
17,500		Walmart, Inc.	1,701,875
			5,164,808
		Energy (2.4%)
31,700		EQT Corp.	1,567,248
55,810		TechnipFMC, PLC	1,572,168
			3,139,416
		Financials (16.3%)
16,350		Bank of New York Mellon Corp.	1,314,704
8,600	EUR	BAWAG Group, AG*	942,588
3,540		Goldman Sachs Group, Inc.	1,938,327
28,300		ICICI Bank, Ltd. (ADR)	949,748
5,560		JPMorgan Chase & Company	1,360,087
9,700	GBP	London Stock Exchange Group, PLC	1,510,401
4,320		Progressive Corp.	1,217,117
24,900	EUR	Societe Generale, SA	1,286,284
106,800	JPY	Sumitomo Mitsui Financial Group, Inc.	2,547,951
36,970	EUR	UniCredit, S.p.A.^	2,150,946
8,040		Visa, Inc. - Class A	2,777,820
27,300		Wells Fargo & Company	1,938,573
8,620		Wintrust Financial Corp.	958,285
			20,892,831
NUMBER OF SHARES			VALUE
		Health Care (4.6%)
1,040		Argenx, SE (ADR)#	$670,946
20,290		Boston Scientific Corp.#	2,087,232
3,550		Eli Lilly & Company	3,191,272
			5,949,450
		Industrials (13.9%)
3,390		Deere & Company	1,571,468
5,550		GE Vernova, Inc.	2,058,051
139,900	JPY	Hitachi, Ltd.^	3,457,700
775	EUR	Rheinmetall, AG	1,319,866
261,300	GBP	Rolls-Royce Holdings, PLC	2,645,002
10,530	EUR	Schneider Electric, SE	2,460,290
9,770	EUR	Siemens, AG	2,249,654
8,620		Waste Management, Inc.	2,011,563
			17,773,594
		Information Technology (25.3%)
9,400		Apple, Inc.	1,997,500
3,420		AppLovin Corp. - Class A#	921,040
2,940	EUR	ASML Holding, NV	1,968,159
5,030		Broadcom, Inc.	968,124
9,220		Cloudflare, Inc. - Class A#	1,113,592
468,000	HKD	Kingdee International Software Group Company, Ltd.#	795,967
6,600		Microsoft Corp.~	2,608,716
64,280		NVIDIA Corp.	7,001,378
7,655		Oracle Corp.	1,077,212
32,860		Palantir Technologies, Inc. - Class A#	3,891,938
7,725	EUR	SAP, SE	2,260,248
1,840		ServiceNow, Inc.#	1,757,218
9,850		Snowflake, Inc. - Class A#	1,570,976
130,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,683,492
127,800	HKD	Xiaomi Corp. - Class B#*	818,201
			32,433,761
		Materials (3.6%)
30,300	CAD	Alamos Gold, Inc. - Class A	866,185
11,800	EUR	Heidelberg Materials, AG	2,358,979
3,105		Linde, PLC	1,407,279
			4,632,443
		TOTAL COMMON STOCKS (Cost $87,191,640)	124,160,474
CONVERTIBLE PREFERRED STOCK (1.1%)
		Industrials (1.1%)
22,991		Boeing Company^ 6.000%, 10/15/27 (Cost $1,257,507)	1,411,188

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Equity Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
CONVERTIBLE BOND (1.5%)
	Financials (1.5%)
1,400,000	Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27 (Cost $1,816,224)	$1,908,256
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.4%)#
	Other (0.4%)
270	Invesco QQQ Trust Series 1
12,837,690	Put, 07/18/25, Strike $460.00	396,090
212	Invesco QQQ Trust Series 1
10,079,964	Put, 06/30/25, Strike $410.00	79,712
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $959,640)	475,802
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.8%)
3,568,861	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $3,568,861)	3,568,861
	TOTAL INVESTMENTS (102.5%) (Cost $94,793,872)	131,524,581
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.8%)		(3,568,861)
OTHER ASSETS, LESS LIABILITIES (0.3%)		377,322
NET ASSETS (100.0%)		$128,333,042

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	06/26/25	1,953,000	$2,381,207	$(38,808)
					$(38,808)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933,

as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $553,364.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$90,969,253	69.2%
European Monetary Unit	19,185,110	14.6%
Japanese Yen	6,005,651	4.6%
British Pound Sterling	5,766,634	4.4%
New Taiwan Dollar	3,683,492	2.8%
Chinese Yuan Renminbi	1,782,228	1.3%
Indian Rupee	1,651,860	1.2%
Hong Kong Dollar	1,614,168	1.2%
Canadian Dollar	866,185	0.7%
Total Investments	$131,524,581	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (31.5%)
		Communication Services (3.5%)
1,576,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	$1,922,231
2,124,000		Uber Technologies, Inc.^ 0.875%, 12/01/28	2,788,069
3,100,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	4,423,328
			9,133,628
		Consumer Discretionary (3.5%)
6,350,000	EUR	Accor, SA 0.700%, 12/07/27	3,922,239
3,927,000		Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	5,166,008
			9,088,247
		Consumer Staples (1.2%)
2,539,000		Post Holdings, Inc.^ 2.500%, 08/15/27	2,988,098
		Energy (1.8%)
1,600,000	EUR	Eni S.p.A 2.950%, 09/14/30	1,851,531
2,000,000	EUR	Saipem S.p.A 2.875%, 09/11/29	2,872,184
			4,723,715
		Financials (3.1%)
3,900,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27	5,315,856
1,658,000		Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	2,640,365
			7,956,221
		Health Care (1.0%)
1,220,000		Alnylam Pharmaceuticals, Inc.^ 1.000%, 09/15/27	1,398,705
1,252,000		Halozyme Therapeutics, Inc. 0.250%, 03/01/27	1,312,910
			2,711,615
		Industrials (1.5%)
1,800,000	EUR	Schneider Electric, SE 1.970%, 11/27/30	2,490,289
900,000	EUR	SPIE, SA 2.000%, 01/17/28	1,427,198
			3,917,487
		Information Technology (8.3%)
1,218,000		Cloudflare, Inc. 0.000%, 08/15/26	1,241,934
2,246,000		Guidewire Software, Inc.* 1.250%, 11/01/29	2,484,166
PRINCIPAL AMOUNT			VALUE
1,221,000		Nutanix, Inc.^* 0.500%, 12/15/29	$1,318,045
4,160,000		Snowflake, Inc.* 0.000%, 10/01/29	5,170,880
5,591,000		Spotify USA, Inc. 0.000%, 03/15/26	7,194,555
3,535,000		Xero Investments, Ltd. 1.625%, 06/12/31	4,147,120
			21,556,700
		Materials (1.0%)
2,047,000		Fortuna Mining Corp.* 3.750%, 06/30/29	2,520,185
		Utilities (6.6%)
3,344,000		Duke Energy Corp. 4.125%, 04/15/26	3,650,110
3,281,000		NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	3,675,901
2,224,000		PPL Capital Funding, Inc.^ 2.875%, 03/15/28	2,538,629
6,583,000		Southern Company* 4.500%, 06/15/27	7,318,716
			17,183,356
		TOTAL CONVERTIBLE BONDS (Cost $74,140,991)	81,779,252
U.S. GOVERNMENT AND AGENCY SECURITIES (3.0%)
		Other (3.0%)
		U.S. Treasury Note
2,860,000		4.000%, 06/30/28	2,895,750
2,835,000		4.625%, 09/15/26	2,868,610
2,120,000		4.500%, 07/15/26	2,137,225
		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,760,201)	7,901,585
NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCK (2.6%)
		Industrials (2.6%)
108,493		Boeing Company 6.000%, 10/15/27 (Cost $5,722,732)	6,659,300
COMMON STOCKS (61.0%)
		Communication Services (8.1%)
24,815		Alphabet, Inc. - Class A	3,940,622
272,905		AT&T, Inc.	7,559,469
54,805	EUR	Deutsche Telekom, AG	1,968,460
7,540		Meta Platforms, Inc. - Class A	4,139,460
3,060		Netflix, Inc.#	3,463,063
			21,071,074

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
		Consumer Discretionary (6.2%)
32,590		Amazon.com, Inc.#	$6,010,248
15,750	INR	Amber Enterprises India, Ltd.#	1,133,629
700		AutoZone, Inc.#	2,633,820
79,655	GBP	Compass Group, PLC	2,685,554
890		MercadoLibre, Inc.#	2,074,456
5,860		Tesla, Inc.#	1,653,458
			16,191,165
		Consumer Staples (4.0%)
2,885		Costco Wholesale Corp.	2,869,132
39,000	CNY	Eastroc Beverage Group Company, Ltd. - Class A	1,535,555
17,340		Philip Morris International, Inc.	2,971,382
31,435		Walmart, Inc.	3,057,054
			10,433,123
		Energy (2.0%)
52,710		EQT Corp.	2,605,982
12,050		Exxon Mobil Corp.	1,272,842
48,300		TechnipFMC, PLC	1,360,611
			5,239,435
		Financials (10.8%)
25,735		Bank of New York Mellon Corp.	2,069,351
11,600	EUR	BAWAG Group, AG*	1,271,398
4,640		Goldman Sachs Group, Inc.	2,540,632
59,530		ICICI Bank, Ltd. (ADR)	1,997,827
11,555		JPMorgan Chase & Company	2,826,584
9,149		Progressive Corp.	2,577,639
38,200	EUR	Societe Generale, SA	1,973,335
137,800	JPY	Sumitomo Mitsui Financial Group, Inc.	3,287,524
59,975	EUR	UniCredit, S.p.A.^	3,489,397
7,875		Visa, Inc. - Class A	2,720,813
45,760		Wells Fargo & Company	3,249,418
			28,003,918
		Health Care (1.6%)
4,700		Eli Lilly & Company	4,225,065
		Industrials (8.9%)
5,660		Deere & Company	2,623,750
7,825		GE Vernova, Inc.	2,901,666
176,400	JPY	Hitachi, Ltd.	4,359,816
1,270	EUR	Rheinmetall, AG	2,162,876
262,091	GBP	Rolls-Royce Holdings, PLC	2,653,009
10,845	EUR	Schneider Electric, SE	2,533,888
12,855	EUR	Siemens, AG	2,960,011
12,980		Waste Management, Inc.	3,029,013
			23,224,029
NUMBER OF SHARES			VALUE
		Information Technology (17.1%)
16,920		Apple, Inc.	$3,595,500
4,885	EUR	ASML Holding, NV	3,270,224
9,935		Broadcom, Inc.	1,912,189
11,050		International Business Machines Corp.	2,672,111
13,865		Microsoft Corp.	5,480,280
95,405		NVIDIA Corp.	10,391,513
17,170		Oracle Corp.	2,416,162
23,275		Palantir Technologies, Inc. - Class A#	2,756,691
9,345	EUR	SAP, SE	2,734,242
2,985		ServiceNow, Inc.#	2,850,705
222,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,290,270
			44,369,887
		Materials (2.3%)
42,800	CAD	Alamos Gold, Inc. - Class A	1,223,523
14,725	EUR	Heidelberg Materials, AG	2,943,726
4,010		Linde, PLC	1,817,452
			5,984,701
		TOTAL COMMON STOCKS (Cost $110,905,413)	158,742,397
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.6%)#
		Consumer Discretionary (0.2%)
302		Flutter Entertainment, PLC
7,277,898		Call, 01/16/26, Strike $290.00	433,370
		Health Care (0.1%)
398		Boston Scientific Corp.
4,094,226		Call, 01/16/26, Strike $110.00	292,530
		Other (0.3%)
		SPDR® S&P 500® ETF Trust
470
26,063,380		Put, 07/18/25, Strike $540.00	723,330
386
21,405,244		Put, 06/30/25, Strike $485.00	145,136
			868,466
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $3,257,507)	1,594,366

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)
11,248,883	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $11,248,883)	$11,248,883
	TOTAL INVESTMENTS (103.0%) (Cost $213,035,727)	267,925,783
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(11,248,883)
OTHER ASSETS, LESS LIABILITIES (1.3%)		3,400,216
NET ASSETS (100.0%)		$260,077,116

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	06/26/25	724,023,000	$5,095,195	$(10,212)
Northern Trust Company	Swiss Franc	06/26/25	4,120,000	5,023,334	(81,868)
					$(92,080)

NOTES TO SCHEDULE OF INVESTMENTS

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

INR  Indian Rupee

JPY  Japanese Yen

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$206,885,905	77.2%
European Monetary Unit	37,870,998	14.1%
Japanese Yen	7,647,340	2.9%
New Taiwan Dollar	6,290,270	2.3%
British Pound Sterling	5,338,563	2.0%
Chinese Yuan Renminbi	1,535,555	0.6%
Canadian Dollar	1,223,523	0.5%
Indian Rupee	1,133,629	0.4%
Total Investments	$267,925,783	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

International Small Cap Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (95.9%)
		Communication Services (7.8%)
13,300	GBP	Baltic Classifieds Group, PLC	$60,325
2,560		Millicom International Cellular, SA	88,422
1,582	EUR	Scout24, SE*	188,538
35,720	GBP	Trustpilot Group, PLC*#	107,113
			444,398
		Consumer Discretionary (15.5%)
2,535	INR	Amber Enterprises India, Ltd.#	182,461
6,620	SEK	Betsson, AB - Class B	115,778
488	EUR	Brunello Cucinelli S.p.A	55,095
300,600	PHP	DigiPlus Interactive Corp.	214,509
5,600	HKD	DPC Dash, Ltd.#	71,335
1,200	JPY	Food & Life Companies, Ltd.	44,406
6,260	EUR	Lottomatica Group S.p.A	142,689
1,670	EUR	Zalando, SE*#	60,982
			887,255
		Consumer Staples (3.3%)
1,334	GBP	Cranswick, PLC	92,327
145	KRW	Samyang Foods Company, Ltd.	98,969
			191,296
		Energy (2.0%)
15,640	CAD	CES Energy Solutions Corp.	68,977
20,500	EUR	Saipem S.p.A#	47,354
			116,331
		Financials (13.6%)
27,400	EUR	Alpha Services and Holdings, SA	66,807
6,820	EUR	Bank of Ireland Group, PLC	80,077
1,255	EUR	BAWAG Group, AG*	137,558
12,900	JPY	Concordia Financial Group, Ltd.	83,437
2,600	CAD	Definity Financial Corp.	129,774
1,320		Marex Group, PLC	58,542
1,500	JPY	Rakuten Bank, Ltd.#	63,086
300	CHF	Swissquote Group Holding, SA	154,859
			774,140
		Health Care (3.2%)
10,630	SEK	Ambea, AB*	128,416
1,670	SEK	BoneSupport Holding, AB*#	54,633
			183,049
		Industrials (25.1%)
2,800	JPY	BayCurrent, Inc.	150,874
85	CHF	Belimo Holding, AG	72,221
283	EUR	DO & CO, AG#	45,206
3,185		Embraer, SA (ADR)#	146,319
NUMBER OF SHARES			VALUE
2,940	EUR	Exosens SAS#	$114,424
840	KRW	Hyundai Rotem Company, Ltd.	66,208
1,900	JPY	IHI Corp.	148,831
2,535	SEK	INVISIO, AB	101,883
3,130	EUR	Iveco Group, NV	50,005
3,800	JPY	Japan Elevator Service Holdings Company, Ltd.	82,153
337,000	HKD	Lonking Holdings, Ltd.	84,857
2,170	EUR	Palfinger, AG	70,728
5,450	CHF	R&S Group Holding, AG	131,043
10,980	INR	Transformers & Rectifiers India, Ltd.	64,085
760	EUR	Vossloh, AG	60,043
1,710	EUR	Wacker Neuson, SE	45,983
			1,434,863
		Information Technology (16.4%)
790	TWD	Alchip Technologies, Ltd.	52,792
2,570		Cellebrite DI, Ltd.#	50,860
820	INR	Kaynes Technology India, Ltd.#	55,699
70,000	HKD	Kingdee International Software Group Company, Ltd.#	119,055
4,410	AUD	Life360, Inc.*#	62,063
1,750	ILS	Nayax, Ltd.#	73,472
728	EUR	Nemetschek, SE	96,740
3,750	NOK	NORBIT, ASA	51,501
76,000	HKD	Q Technology Group Company, Ltd.#	63,746
320	EUR	Reply S.p.A	57,130
10,600	JPY	SHIFT, Inc.#	96,992
5,860	AUD	Technology One, Ltd.	113,111
6,300	BRL	TOTVS, SA	41,762
			934,923
		Materials (8.0%)
3,880	CAD	Alamos Gold, Inc. - Class A	110,918
440	EUR	AlzChem Group, AG	56,782
2,233	EUR	SOL S.p.A	101,951
1,750	EUR	Titan Cement International, SA	81,240
1,720	CAD	Torex Gold Resources, Inc.#	55,707
1,460	EUR	Wienerberger, AG	51,263
			457,861
		Utilities (1.0%)
6,750	EUR	Italgas S.p.A	55,458
		TOTAL COMMON STOCKS (Cost $4,645,815)	5,479,574

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

International Small Cap Growth Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.1%)#
	Other (0.1%)
92	iShares MSCI Emerging Markets ETF
402,592	Put, 05/16/25, Strike $39.00	$2,622
50	iShares MSCI Eurozone ETF
278,600	Put, 05/16/25, Strike $48.00	250
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $19,504)	2,872
	TOTAL INVESTMENTS (96.0%) (Cost $4,665,319)	5,482,446
OTHER ASSETS, LESS LIABILITIES (4.0%)		229,665
NET ASSETS (100.0%)		$5,712,111

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	06/26/25	76,554,000	$539,967	$24,939
					$24,939
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	06/26/25	10,500,000	$74,061	$(2,006)
					$(2,006)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

NOK  Norwegian Krone

PHP  Philippine Peso

SEK  Swedish Krona

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
European Monetary Unit	$1,666,053	30.4%
Japanese Yen	669,779	12.2%
Swedish Krona	400,710	7.3%
Canadian Dollar	365,376	6.7%
Swiss Franc	358,123	6.5%
US Dollar	347,015	6.3%
Hong Kong Dollar	338,993	6.2%
Indian Rupee	302,245	5.5%
British Pound Sterling	259,765	4.7%
Philippine Peso	214,509	3.9%
Australian Dollar	175,174	3.2%
South Korean Won	165,177	3.0%
Israeli Shekel	73,472	1.4%
New Taiwan Dollar	52,792	1.0%
Norwegian Krone	51,501	0.9%
Brazilian Real	41,762	0.8%
Total Investments	$5,482,446	100.0%

Currency exposure may vary over time.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (46.0%)
	Airlines (1.1%)
88,518	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	$85,442
80,907	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	80,308
71,372	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	67,920
115,250	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	99,007
		332,677
	Communication Services (2.9%)
200,000	Alphabet, Inc.^ 2.050%, 08/15/50	111,942
200,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	198,534
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 2.800%, 04/01/31	86,828
150,000	Comcast Corp. 3.900%, 03/01/38	128,700
75,000	Paramount Global 3.700%, 10/04/26	73,383
100,000	United States Cellular Corp. 6.700%, 12/15/33	108,328
150,000	Verizon Communications, Inc. 4.016%, 12/03/29	147,348
		855,063
	Consumer Discretionary (3.4%)
50,000	Bath & Body Works, Inc.* 6.625%, 10/01/30	50,982
25,000	Caesars Entertainment, Inc.* 7.000%, 02/15/30	25,629
150,000	Cargill, Inc.* 3.125%, 05/25/51	98,495
200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	178,118
50,000	goeasy, Ltd.* 7.625%, 07/01/29	50,448
125,000	Kohl's Corp. 5.550%, 07/17/45	59,529
100,000	M/I Homes, Inc. 3.950%, 02/15/30	90,872
100,000	Mattel, Inc. 6.200%, 10/01/40	95,911
100,000	Meritage Homes Corp.*^ 3.875%, 04/15/29	95,383
PRINCIPAL AMOUNT		VALUE
63,000	Newell Brands, Inc. 5.700%, 04/01/26	$62,253
100,000	NIKE, Inc.^ 2.850%, 03/27/30	93,587
100,000	Tractor Supply Company 5.250%, 05/15/33	100,547
		1,001,754
	Consumer Staples (2.9%)
125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	120,175
125,000	Archer-Daniels-Midland Company 3.250%, 03/27/30	118,630
125,000	Costco Wholesale Corp. 1.600%, 04/20/30	110,831
100,000	Edgewell Personal Care Company* 4.125%, 04/01/29	93,678
125,000	Hershey Company 1.700%, 06/01/30	110,168
37,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.500%, 01/15/30	37,621
100,000	Kimberly-Clark Corp. 3.100%, 03/26/30	94,874
100,000	Novartis Capital Corp. 4.700%, 09/18/54	88,932
25,000	Performance Food Group, Inc.* 5.500%, 10/15/27	24,885
50,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	47,398
		847,192
	Energy (1.0%)
95,000	Energy Transfer, LP^‡ 7.555%, 11/01/66 3 mo. SOFR + 3.28%	92,141
100,000	EQT Corp.* 7.500%, 06/01/27	101,682
100,000	3.125%, 05/15/26	98,032
		291,855
	Financials (16.2%)
115,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	105,965
100,000	Arthur J Gallagher & Company 5.000%, 02/15/32	100,474
100,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	96,563
100,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	100,138
125,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	123,237

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Total Return Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
100,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	$93,172
150,000	Bank of Montreal‡ 3.088%, 01/10/37 5 year CMT + 1.40%	127,053
100,000	Bank of New York Mellon Corp.‡ 5.834%, 10/25/33 SOFR + 2.07%	105,563
150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	125,535
100,000	BlackRock Funding, Inc. 5.250%, 03/14/54	94,830
125,000	BP Capital Markets, PLC^‡ 4.875%, 03/22/30 5 year CMT + 4.40%	119,004
175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	155,501
100,000	Brown & Brown, Inc. 5.650%, 06/11/34	101,058
150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	123,561
100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 year CMT + 3.17%	96,869
100,000	Chubb INA Holdings, LLC 4.150%, 03/13/43	84,028
150,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	146,052
100,000	Citizens Financial Group, Inc.‡ 5.718%, 07/23/32 SOFR + 1.91%	101,678
100,000	Essent Group, Ltd. 6.250%, 07/01/29	102,653
100,000	Essential Properties, LP 2.950%, 07/15/31	86,369
115,000	Essex Portfolio, LP^ 2.650%, 03/15/32	98,340
100,000	Fiserv, Inc.^ 4.750%, 03/15/30	99,967
100,000	FNB Corp.‡ 5.722%, 12/11/30 SOFR + 1.93%	99,794
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	94,301
125,000	Globe Life, Inc. 4.550%, 09/15/28	125,529
100,000	GLP Capital, LP / GLP Financing II, Inc. 3.250%, 01/15/32	86,315
150,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26 5 year CMT + 2.97%	144,393
PRINCIPAL AMOUNT		VALUE
125,000	JPMorgan Chase & Company‡ 3.650%, 06/01/26 5 year CMT + 2.85%	$121,604
200,000	LSEGA Financing, PLC* 2.000%, 04/06/28	187,378
100,000	M&T Bank Corp.^‡ 4.833%, 01/16/29 SOFR + 0.93%	100,163
125,000	Markel Group, Inc. 3.500%, 11/01/27	122,719
100,000	MetLife, Inc. 6.400%, 12/15/66	99,043
100,000	Morgan Stanley‡ 5.042%, 07/19/30 SOFR + 1.22%	101,201
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	94,345
118,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	108,061
100,000	Primerica, Inc. 2.800%, 11/19/31	87,047
100,000	Prologis, LP 2.875%, 11/15/29	93,868
125,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	122,552
100,000	SLM Corp. 3.125%, 11/02/26	96,914
100,000	Toronto-Dominion Bank 4.456%, 06/08/32	97,262
125,000	Travelers Companies, Inc. 2.550%, 04/27/50	74,289
100,000	US Bancorp‡ 5.100%, 07/23/30 SOFR + 1.25%	101,648
200,000	USAA Capital Corp.*^ 2.125%, 05/01/30	181,068
125,000	Wells Fargo & Company 4.400%, 06/14/46	99,354
		4,826,458
	Health Care (2.8%)
150,000	CVS Health Corp. 4.780%, 03/25/38	135,453
100,000	DaVita, Inc.* 4.625%, 06/01/30	93,073
100,000	Elanco Animal Health, Inc. 6.650%, 08/28/28	101,602
100,000	Illumina, Inc. 5.750%, 12/13/27	102,264
150,000	Johnson & Johnson 3.400%, 01/15/38	128,472
100,000	Kaiser Foundation Hospitals 2.810%, 06/01/41	70,385

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
100,000	Royalty Pharma, PLC 2.200%, 09/02/30	$86,853
100,000	Zoetis, Inc. 5.600%, 11/16/32	104,764
		822,866
	Industrials (5.4%)
125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	121,235
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	99,030
100,000	Burlington Northern Santa Fe, LLC 4.950%, 09/15/41	93,298
100,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	99,360
100,000	Cummins, Inc. 4.875%, 10/01/43	93,036
100,000	EnerSys* 4.375%, 12/15/27	97,042
100,000	Graphic Packaging International, LLC* 1.512%, 04/15/26	96,644
80,000	GXO Logistics, Inc. 1.650%, 07/15/26	76,731
100,000	Honeywell International, Inc. 1.950%, 06/01/30	88,702
100,000	Illinois Tool Works, Inc. 4.875%, 09/15/41	93,896
125,000	Infor, LLC* 1.750%, 07/15/25	124,148
100,000	Paychex, Inc. 5.100%, 04/15/30	101,603
250,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	240,432
100,000	TransDigm, Inc.* 6.375%, 03/01/29	102,019
78,875	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	76,957
		1,604,133
	Information Technology (5.5%)
150,000	Apple, Inc. 4.375%, 05/13/45	132,108
125,000	Applied Materials, Inc. 4.350%, 04/01/47	105,286
100,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	98,676
110,000	CGI, Inc. 2.300%, 09/14/31	94,511
125,000	Fortinet, Inc. 2.200%, 03/15/31	109,076
PRINCIPAL AMOUNT		VALUE
100,000	Intuit, Inc.^ 5.200%, 09/15/33	$102,749
157,000	Microsoft Corp. 4.100%, 02/06/37	149,045
125,000	NVIDIA Corp. 3.500%, 04/01/40	103,750
100,000	Open Text Corp.* 6.900%, 12/01/27	102,862
100,000	Roper Technologies, Inc. 4.900%, 10/15/34	97,139
100,000	Synopsys, Inc. 4.850%, 04/01/30	101,125
100,000	Take-Two Interactive Software, Inc. 4.950%, 03/28/28	101,750
100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	93,216
100,000	Twilio, Inc. 3.625%, 03/15/29	93,868
150,000	VMware, LLC^ 1.800%, 08/15/28	137,214
25,000	Zebra Technologies Corp.* 6.500%, 06/01/32	25,147
		1,647,522
	Other (0.4%)
125,000	Intact Financial Corp.* 5.459%, 09/22/32	125,891
	Real Estate (1.5%)
100,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	99,426
150,000	EPR Properties 4.950%, 04/15/28	148,339
100,000	Public Storage Operating Company 2.300%, 05/01/31	88,058
125,000	Tanger Properties, LP 3.875%, 07/15/27	123,058
		458,881
	Utilities (2.9%)
150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	109,257
100,000	Consolidated Edison Company of New York, Inc.^ 3.350%, 04/01/30	95,628
150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	110,665
100,000	4.850%, 03/15/30	102,090
125,000	Entergy Texas, Inc. 1.750%, 03/15/31	106,964
150,000	Northern States Power Company 3.750%, 12/01/47	107,927
150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	111,301

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Total Return Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	$121,124
		864,956
	TOTAL CORPORATE BONDS (Cost $14,578,509)	13,679,248
BANK LOANS (4.3%)¡
	Airlines (0.4%)
123,750	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	122,525
	Communication Services (1.1%)
213,941	APi Group DE, Inc.‡ 6.072%, 01/03/29 1 mo. SOFR + 1.75%	213,890
128,370	Nexstar Broadcasting, Inc.‡ 6.936%, 09/18/26 1 mo. SOFR + 2.50%	128,550
		342,440
	Consumer Discretionary (1.3%)
34,407	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	33,763
31,963	American Axle & Manufacturing, Inc.‡ 7.321%, 12/13/29 1 mo. SOFR + 3.00%	31,364
29,630	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	29,074
67,128	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	67,296
124,064	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	124,116
100,000	Murphy USA, Inc.‡ 6.071%, 01/31/28 1 mo. SOFR + 1.75%	100,563
		386,176
	Financials (0.2%)
54,166	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	54,050
	Industrials (0.4%)
120,250	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	117,968
		117,968
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.4%)
123,750	KBR, Inc.‡ 6.322%, 01/19/31 1 mo. SOFR + 2.00%	$123,957
	Materials (0.5%)
136,016	Axalta Coating Systems U.S. Holdings, Inc.‡ 6.049%, 12/20/29 3 mo. SOFR + 1.75%	136,172
	TOTAL BANK LOANS (Cost $1,287,597)	1,283,288
U.S. GOVERNMENT AND AGENCY SECURITIES (42.9%)
	Other (42.9%)
100,000	Farm Credit Bank of Texas*‡ 5.700%, 09/15/25 5 year CMT + 5.42%	99,354
64,911	Federal Home Loan Mortgage Corp. 2.500%, 02/01/35	60,801
119,626	4.000%, 05/01/49	112,877
82,705	Federal National Mortgage Association 2.500%, 09/01/31	79,532
71,045	3.000%, 02/01/33	68,545
39,876	3.000%, 01/01/35	38,177
226,267	3.000%, 07/01/46	201,275
147,767	3.000%, 03/01/47	131,446
40,515	4.000%, 03/01/47	38,409
126,571	3.500%, 08/01/47	116,288
70,296	4.500%, 04/01/48	68,278
93,119	4.000%, 06/01/48	88,058
60,992	3.500%, 02/01/49	55,847
56,071	3.000%, 07/01/49	49,317
107,578	3.500%, 11/01/49	98,176
537,308	2.500%, 04/01/50	451,621
458,158	3.000%, 04/01/50	402,648
366,362	3.500%, 04/01/50	334,382
717,285	2.500%, 07/01/51	599,463
538,600	2.000%, 01/01/52	428,631
237,068	4.500%, 06/01/52	227,486
482,459	4.000%, 11/01/52	450,334
427,490	4.500%, 11/01/52	409,882
405,909	5.500%, 12/01/52	407,285
658,724	4.500%, 02/01/53	631,388
680,111	5.500%, 08/01/53	680,388
682,273	6.000%, 09/01/53	693,451
822,403	6.000%, 03/01/54	835,450
122,748	Government National Mortgage Association 3.500%, 10/20/47	112,436
93,385	3.000%, 10/20/47	83,689
550,000	U.S. Treasury Bond 3.500%, 02/15/39	499,254
300,000	1.125%, 05/15/40	187,922
200,000	4.000%, 11/15/42	184,516
500,000	3.000%, 05/15/47	378,906
500,000	2.250%, 08/15/49	317,109
500,000	2.000%, 02/15/50	297,227
200,000	2.875%, 05/15/52	142,578

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	U.S. Treasury Note
1,150,000	3.750%, 08/31/31	$1,141,465
950,000	3.875%, 08/15/34	931,074
350,000	3.000%, 08/15/52	256,156
425,000	3.625%, 02/15/53	351,953
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $14,125,504)	12,743,074
RESIDENTIAL MORTGAGE BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41 (Cost $101,539)	92,850
ASSET BACKED SECURITIES (4.3%)
	Financials (2.6%)
71,388	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	69,617
19,275	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	19,361
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	143,375
44,613	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	43,989
28,047	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	28,063
237,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	230,156
20,152	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	19,968
200,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A* 4.930%, 06/25/36	203,725
		758,254
	Other (1.7%)
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	143,469
27,766	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	27,807
PRINCIPAL AMOUNT		VALUE
76,000	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	$70,384
13,328	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	13,332
50,716	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	50,646
98,917	SVC ABS, LLC Series 2023-1A, Class A* 5.150%, 02/20/53	98,350
100,000	USAA Auto Owner Trust Series 2024-A, Class A3* 5.030%, 03/15/29	101,027
		505,015
	TOTAL ASSET BACKED SECURITIES (Cost $1,283,664)	1,263,269
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.0%)
890,533	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $890,533)	890,533
	TOTAL INVESTMENTS (100.8%) (Cost $32,267,346)	29,952,262
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.0%)		(890,533)
OTHER ASSETS, LESS LIABILITIES (2.2%)		644,868
NET ASSETS (100.0%)		$29,706,597

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Total Return Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys 2,000,000	U.S. Treasury Note 5-Year	Jun 2025	$2,183,906	$33,111	*

*  This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $94,753)	$96,581
CORPORATE BONDS (79.0%)
	Airlines (1.0%)
74,434	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	73,883
17,337	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	17,464
93,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	87,033
78,290	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	73,684
86,814	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	88,020
		340,084
	Communication Services (7.3%)
105,000	APi Group DE, Inc.* 4.750%, 10/15/29	99,084
87,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	81,968
50,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	50,096
40,000	9.000%, 09/15/28	41,490
124,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	122,191
220,000	CSC Holdings, LLC* 4.500%, 11/15/31	149,910
200,000	4.625%, 12/01/30	92,746
83,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	80,296
146,000	Frontier California, Inc. 6.750%, 05/15/27	145,013
24,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	25,136
151,000	Frontier Florida, LLC 6.860%, 02/01/28	154,758
140,000	Frontier North, Inc. 6.730%, 02/15/28	142,549
90,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	84,079
45,000	Gray Media, Inc.* 5.375%, 11/15/31	26,909
PRINCIPAL AMOUNT		VALUE
95,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	$88,606
48,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	20,239
31,150	7.750%, 08/15/30	22,524
68,875	Lumen Technologies, Inc. 10.000%, 10/15/32*	68,806
65,000	7.600%, 09/15/39	47,789
48,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	41,207
90,000	Paramount Global 4.900%, 08/15/44	67,745
31,000	Qwest Corp. 7.250%, 09/15/25	30,924
60,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 year CMT + 2.62	59,764
60,000	7.000%, 04/15/55 5 year CMT + 2.65	60,288
46,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	35,434
23,000	5.375%, 01/15/31	13,117
40,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	31,694
45,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	44,623
124,000	Sirius XM Radio, LLC* 3.875%, 09/01/31^	106,442
70,000	5.500%, 07/01/29	68,270
50,000	3.125%, 09/01/26	48,712
77,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	49,295
55,000	Stagwell Global, LLC* 5.625%, 08/15/29	51,982
53,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	29,063
70,000	Time Warner Cable, LLC 6.550%, 05/01/37	69,123
35,000	7.300%, 07/01/38	36,469
37,000	United States Cellular Corp. 6.700%, 12/15/33	40,081
72,000	Univision Communications, Inc.* 8.000%, 08/15/28	70,096
45,000	8.500%, 07/31/31	42,582
		2,541,100
	Consumer Discretionary (16.8%)
135,000	Adams Homes, Inc.* 9.250%, 10/15/28	135,688
120,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31	118,955
45,000	7.500%, 02/15/33	42,682
200,000	Aptiv Swiss Holdings, Ltd.‡ 6.875%, 12/15/54 5 year CMT + 3.39%	187,266

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
84,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	$78,026
118,000	At Home Group, Inc.* 4.875%, 07/15/28	31,821
123,000	Bath & Body Works, Inc. 6.694%, 01/15/27	125,435
70,000	6.875%, 11/01/35	70,461
20,000	6.625%, 10/01/30*	20,393
61,000	Caesars Entertainment, Inc.*^ 4.625%, 10/15/29	56,513
55,000	6.000%, 10/15/32	51,890
45,000	Carnival Corp.* 4.000%, 08/01/28	42,999
34,000	7.625%, 03/01/26	34,048
6,000	7.000%, 08/15/29	6,266
20,703	Carvana Company* 9.000%, 06/01/31	23,361
15,792	9.000%, 06/01/30	16,749
8,646	9.000%, 12/01/28	8,892
200,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	189,164
190,000	4.250%, 02/01/31	171,931
185,000	5.125%, 05/01/27	182,534
110,000	6.375%, 09/01/29^	111,120
55,000	5.000%, 02/01/28	53,710
50,000	4.500%, 08/15/30	46,497
48,000	4.750%, 02/01/32	43,557
50,000	Churchill Downs, Inc.* 6.750%, 05/01/31^	50,573
48,000	5.750%, 04/01/30	46,996
80,000	Dana, Inc. 4.250%, 09/01/30	73,790
68,000	4.500%, 02/15/32^	61,159
47,000	DISH DBS Corp. 5.125%, 06/01/29	29,438
36,000	7.375%, 07/01/28	24,376
88,000	DISH Network Corp.* 11.750%, 11/15/27	92,528
95,000	Everi Holdings, Inc.* 5.000%, 07/15/29	95,492
200,000	Ford Motor Credit Company, LLC 5.113%, 05/03/29	191,822
200,000	4.000%, 11/13/30	178,118
200,000	2.900%, 02/16/28	183,262
36,000	Gap, Inc.* 3.875%, 10/01/31	31,198
45,000	General Motors Company 5.200%, 04/01/45	37,030
165,000	goeasy, Ltd.* 9.250%, 12/01/28	172,933
83,000	7.625%, 07/01/29	83,744
140,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	129,518
50,000	5.250%, 07/15/31	46,756
PRINCIPAL AMOUNT		VALUE
	Group 1 Automotive, Inc.*
55,000	6.375%, 01/15/30	$55,730
41,000	4.000%, 08/15/28	39,004
19,463	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	19,464
122,000	Kohl's Corp. 5.550%, 07/17/45	58,100
100,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	104,797
95,000	Liberty Interactive, LLC 8.250%, 02/01/30	35,571
90,000	Life Time, Inc.* 6.000%, 11/15/31	89,893
45,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	46,270
35,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	36,021
62,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	61,861
65,000	M/I Homes, Inc. 3.950%, 02/15/30	59,067
114,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	95,724
70,000	4.300%, 02/15/43	42,048
180,000	MGM Resorts International^ 6.500%, 04/15/32	177,586
100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	94,751
95,000	Newell Brands, Inc. 6.875%, 04/01/36^	82,811
46,000	6.625%, 05/15/32^	41,312
34,000	5.700%, 04/01/26	33,597
50,000	Nordstrom, Inc. 5.000%, 01/15/44	35,100
80,000	Patrick Industries, Inc.* 4.750%, 05/01/29	76,263
45,000	6.375%, 11/01/32	43,790
100,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	87,869
120,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	70,409
45,000	QVC, Inc. 5.450%, 08/15/34	22,129
45,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	47,820
6,782	Rite Aid Cmsr Note 12.000%, 12/31/25	7,799
147,000	Rite Aid Corp. 0.000%, 11/15/26*@!!	—
49,741	15.000%, 08/30/31	8,771
26,771	0.000%, 10/18/25*	—

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
9,674	11.317%, 08/30/31*‡ 3 mo. SOFR + 7.00%	$6,772
9,116	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
90,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	89,018
13,000	Royal Caribbean Cruises, Ltd.* 6.250%, 03/15/32	13,207
11,000	5.625%, 09/30/31	10,929
75,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	69,790
135,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	137,022
75,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp. 5.250%, 07/15/29	71,612
63,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	59,139
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	67,358
95,000	Station Casinos, LLC* 4.500%, 02/15/28	91,817
100,000	STL Holding Company, LLC* 8.750%, 02/15/29	101,985
25,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	26,758
175,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	161,665
		5,859,320
	Consumer Staples (3.7%)
50,000	Brink's Company* 6.750%, 06/15/32	51,252
50,000	6.500%, 06/15/29	51,042
107,000	Central Garden & Pet Company* 4.125%, 04/30/31	96,448
110,000	Edgewell Personal Care Company* 4.125%, 04/01/29	103,046
115,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	107,451
24,000	6.500%, 12/31/27	24,146
26,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.750%, 04/01/33^	26,545
14,000	5.500%, 01/15/30	14,235
77,218	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31
	0.75% PIK Rate	51,879
40,442	5.750%, 12/31/30	31,521
34,713	11.500%, 12/31/30
	6.50% Cash & 5.00% PIK Rate	32,467
63,000	New Albertsons, LP 7.750%, 06/15/26	64,634
PRINCIPAL AMOUNT		VALUE
	Performance Food Group, Inc.*
96,000	4.250%, 08/01/29	$90,935
23,000	6.125%, 09/15/32	23,106
75,000	Pilgrim's Pride Corp.^ 4.250%, 04/15/31	71,097
100,000	Post Holdings, Inc.* 6.250%, 02/15/32	100,967
75,000	6.375%, 03/01/33	74,393
90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	81,385
70,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	66,879
75,000	United Natural Foods, Inc.* 6.750%, 10/15/28	73,709
47,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	42,683
		1,279,820
	Energy (10.9%)
90,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	89,126
73,000	Buckeye Partners, LP 6.750%, 02/01/30*	74,311
50,000	5.850%, 11/15/43	42,038
37,000	6.875%, 07/01/29*	37,726
108,000	Civitas Resources, Inc.* 8.750%, 07/01/31	102,678
70,000	Continental Resources, Inc. 4.900%, 06/01/44	54,067
76,000	DT Midstream, Inc.* 4.125%, 06/15/29	71,386
68,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	68,717
45,000	7.200%, 06/27/54 5 year CMT + 2.97%	44,942
123,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	125,572
90,000	Energy Transfer, LP‡ 7.555%, 11/01/66^ 3 mo. SOFR + 3.28%	87,291
70,000	6.500%, 11/15/26 5 year CMT + 5.69%	69,708
45,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	44,549
145,000	EQT Corp.* 7.500%, 06/01/27	147,439
70,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	71,542
45,000	8.000%, 05/15/33	43,805
125,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	123,523
100,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	102,441

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
90,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	$87,361
92,000	Matador Resources Company* 6.500%, 04/15/32	88,703
96,000	Nabors Industries, Inc.* 9.125%, 01/31/30	87,172
35,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	27,869
70,000	New Fortress Energy, Inc.*^ 6.500%, 09/30/26	57,519
97,000	Oceaneering International, Inc. 6.000%, 02/01/28	92,536
61,000	ONEOK, Inc.* 6.500%, 09/01/30	64,654
135,000	Parkland Corp.* 6.625%, 08/15/32	134,406
86,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	86,711
23,000	6.250%, 02/01/33	22,523
100,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	98,864
100,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	99,932
134,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	132,074
45,000	Sunoco, LP* 6.250%, 07/01/33	44,981
135,000	TGNR Intermediate Holdings, LLC* 5.500%, 10/15/29	124,008
138,400	Transocean, Inc.* 8.750%, 02/15/30	135,354
95,000	8.250%, 05/15/29	76,854
25,000	Venture Global Calcasieu Pass, LLC* 4.125%, 08/15/31	22,503
25,000	3.875%, 08/15/29	22,950
213,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	183,053
120,000	8.375%, 06/01/31	115,762
75,000	8.125%, 06/01/28	74,588
48,000	7.000%, 01/15/30	45,270
45,000	9.875%, 02/01/32	45,814
45,000	9.500%, 02/01/29	46,665
88,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	68,125
90,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	88,291
141,000	Weatherford International, Ltd.* 8.625%, 04/30/30	139,907
79,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	72,336
		3,787,646
PRINCIPAL AMOUNT		VALUE
	Financials (14.4%)
140,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	$143,448
90,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	91,031
90,000	6.500%, 10/01/31	89,978
126,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	116,101
45,000	4.700%, 05/15/28 7 year CMT + 3.48%	38,493
95,000	AmWINS Group, Inc.* 4.875%, 06/30/29	90,604
95,000	AssuredPartners, Inc.* 5.625%, 01/15/29	94,924
100,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	102,049
90,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	93,706
50,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	52,580
67,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	62,852
150,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	145,038
96,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	93,191
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	199,894
90,000	Corebridge Financial, Inc.‡^ 6.375%, 09/15/54 5 year CMT + 2.65%	86,749
70,000	Credit Acceptance Corp.* 9.250%, 12/15/28	74,153
40,000	6.625%, 03/15/30	39,416
90,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	96,358
45,000	Enstar Group, Ltd.*‡ 7.500%, 04/01/45 5 year CMT + 3.19	45,223
110,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	112,904
45,000	5.875%, 03/15/30	44,821
139,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	131,078
55,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	56,616

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	HUB International, Ltd.*
90,000	5.625%, 12/01/29	$88,260
75,000	7.375%, 01/31/32	77,312
68,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	56,720
150,000	Iron Mountain, Inc.* 5.250%, 03/15/28	147,750
200,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 6.625%, 10/15/31	196,310
98,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	94,010
94,000	5.250%, 10/01/25	93,694
63,000	7.000%, 07/15/31	65,137
80,000	LD Holdings Group, LLC* 8.750%, 11/01/27	73,089
67,300	Level 3 Financing, Inc.* 10.000%, 10/15/32	67,376
50,000	3.875%, 10/15/30	39,560
90,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	94,274
129,000	MetLife, Inc. 6.400%, 12/15/66	127,765
65,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	61,324
50,000	Newmark Group, Inc. 7.500%, 01/12/29	52,346
65,000	OneMain Finance Corp. 3.875%, 09/15/28	60,206
50,000	7.500%, 05/15/31^	50,796
90,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	90,047
113,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	116,243
95,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	94,863
91,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	82,425
45,000	3.625%, 03/01/29	41,976
65,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	39,460
70,000	Service Properties Trust 8.375%, 06/15/29	68,308
90,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	89,273
45,000	6.500%, 07/01/30	45,401
125,000	StoneX Group, Inc.* 7.875%, 03/01/31	130,365
PRINCIPAL AMOUNT		VALUE
90,000	TrueNoord Capital DAC* 8.750%, 03/01/30	$92,038
100,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	97,066
50,000	5.750%, 06/15/27	49,400
57,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	60,568
50,000	6.500%, 02/15/29	45,769
50,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	51,415
200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	174,626
90,000	XHR, LP* 6.625%, 05/15/30	88,838
		5,005,217
	Health Care (4.5%)
46,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	46,133
170,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	115,733
73,000	10.875%, 01/15/32	75,456
49,000	6.875%, 04/15/29	35,936
12,000	5.250%, 05/15/30	10,255
100,000	DaVita, Inc.* 4.625%, 06/01/30	93,073
100,000	3.750%, 02/15/31	87,963
90,000	6.875%, 09/01/32	90,994
72,000	Embecta Corp.* 5.000%, 02/15/30	64,867
24,000	6.750%, 02/15/30	23,298
45,000	Encompass Health Corp. 4.750%, 02/01/30	43,849
45,000	4.500%, 02/01/28	44,366
100,000	HCA, Inc.^ 7.500%, 11/06/33	112,893
110,000	Medline Borrower, LP* 5.250%, 10/01/29	104,607
110,000	3.875%, 04/01/29	102,705
12,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	12,112
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^ 5.125%, 04/30/31	167,958
200,000	Tenet Healthcare Corp. 6.250%, 02/01/27	200,058
120,000	6.875%, 11/15/31	123,320
		1,555,576
	Industrials (9.3%)
100,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	102,446
100,000	ACCO Brands Corp.* 4.250%, 03/15/29	86,969

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
95,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	$87,451
155,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	153,496
75,000	5.875%, 02/15/28	75,140
49,000	Arcosa, Inc.* 4.375%, 04/15/29	46,023
46,000	6.875%, 08/15/32	46,896
233,156	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	6,130
50,000	Bombardier, Inc.* 8.750%, 11/15/30	53,678
40,000	7.000%, 06/01/32^	40,499
31,000	7.250%, 07/01/31^	31,817
19,000	7.875%, 04/15/27	19,054
87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	82,712
95,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	92,721
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	22,825
125,000	Deluxe Corp.* 8.000%, 06/01/29	115,265
25,000	8.125%, 09/15/29	25,044
85,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.* 6.625%, 12/15/30	86,368
45,000	EnerSys* 6.625%, 01/15/32	45,998
45,000	4.375%, 12/15/27	43,669
40,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	40,786
35,000	8.000%, 03/15/33^	34,582
57,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	55,757
60,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	58,949
44,000	3.500%, 03/01/29	40,964
107,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	97,723
180,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	179,532
115,000	Herc Holdings, Inc.* 5.500%, 07/15/27	113,891
50,000	6.625%, 06/15/29	49,430
75,000	JELD-WEN, Inc.* 7.000%, 09/01/32^	66,008
25,000	4.875%, 12/15/27	23,096
145,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	140,038
60,000	Moog, Inc.* 4.250%, 12/15/27	57,991
PRINCIPAL AMOUNT		VALUE
95,000	Novelis Corp.* 4.750%, 01/30/30	$88,415
90,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	90,677
25,000	Sealed Air Corp.* 6.500%, 07/15/32^	25,469
24,000	5.000%, 04/15/29	23,412
78,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	78,649
25,000	7.250%, 02/15/31	26,041
86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	75,227
25,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	25,345
42,000	Standard Industries, Inc.* 5.000%, 02/15/27	41,735
95,000	TransDigm, Inc.* 6.875%, 12/15/30	98,009
70,000	6.750%, 08/15/28	71,459
35,000	7.125%, 12/01/31	36,428
23,000	6.625%, 03/01/32	23,598
26,566	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	25,384
45,000	Wabash National Corp.* 4.500%, 10/15/28	37,890
92,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	94,209
56,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	53,944
45,000	7.375%, 10/01/31	46,680
35,000	6.625%, 06/15/29	35,546
		3,221,065
	Information Technology (3.1%)
56,000	Coherent Corp.* 5.000%, 12/15/29	53,746
48,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	47,955
48,000	Fair Isaac Corp.* 4.000%, 06/15/28	46,162
100,000	KBR, Inc.* 4.750%, 09/30/28	94,943
46,000	NCL Corp., Ltd.* 6.750%, 02/01/32	44,948
45,000	8.125%, 01/15/29	47,109
68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	64,403
45,000	Open Text Corp.* 6.900%, 12/01/27	46,288
36,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	32,201
79,000	Playtika Holding Corp.* 4.250%, 03/15/29	69,895

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
120,000	TTM Technologies, Inc.* 4.000%, 03/01/29	$111,859
65,000	Twilio, Inc. 3.625%, 03/15/29	61,014
23,000	3.875%, 03/15/31	20,930
38,000	UKG, Inc.* 6.875%, 02/01/31	39,167
125,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	114,640
100,000	Zebra Technologies Corp.* 6.500%, 06/01/32	100,589
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	92,018
		1,087,867
	Materials (3.6%)
47,000	ATI, Inc. 5.875%, 12/01/27	46,981
90,000	Avient Corp.* 6.250%, 11/01/31	89,077
45,000	Celanese US Holdings, LLC^ 6.629%, 07/15/32	44,297
80,000	Chemours Company* 8.000%, 01/15/33	72,139
73,000	4.625%, 11/15/29	61,155
145,000	Clearwater Paper Corp.* 4.750%, 08/15/28	135,266
75,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	70,705
68,000	JW Aluminum Continuous Cast Company* 10.250%, 04/01/30	66,870
100,000	Knife River Corp.* 7.750%, 05/01/31	104,756
92,000	Mercer International, Inc. 5.125%, 02/01/29	75,656
47,000	12.875%, 10/01/28*	48,096
200,000	OCI, NV* 6.700%, 03/16/33	218,476
100,000	Silgan Holdings, Inc. 4.125%, 02/01/28	96,124
90,000	Terex Corp.* 6.250%, 10/15/32	86,223
37,400	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	22,978
		1,238,799
	Other (2.4%)
38,667	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK Rate	24,557
137,025	EchoStar Corp. 10.750%, 11/30/29	144,971
89,565	6.750%, 11/30/30
	6.75% PIK Rate	83,435
PRINCIPAL AMOUNT		VALUE
45,000	Gen Digital, Inc.* 6.750%, 09/30/27	$45,792
50,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	50,077
90,000	New Gold, Inc.* 6.875%, 04/01/32	92,065
85,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	86,960
90,000	Olin Corp.* 6.625%, 04/01/33	85,495
45,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 year CMT + 2.39	43,782
90,000	Rfna, LP* 7.875%, 02/15/30	88,504
90,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	91,442
		837,080
	Real Estate (0.1%)
46,000	Forestar Group, Inc.* 6.500%, 03/15/33	44,777
	Special Purpose Acquisition Companies (0.4%)
25,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	25,599
95,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30^	83,114
46,000	4.625%, 01/15/29	42,727
		151,440
	Utilities (1.5%)
36,000	AES Corp.‡ 7.600%, 01/15/55 5 year CMT + 3.20%	35,688
33,000	6.950%, 07/15/55 5 year CMT + 2.89	30,882
45,000	Dominion Energy, Inc.‡ 6.625%, 05/15/55 5 year CMT + 2.21%	44,455
100,000	Duke Energy Corp.‡^ 6.450%, 09/01/54 5 year CMT + 2.59%	100,408
75,000	Entergy Corp.‡ 7.125%, 12/01/54 5 year CMT + 2.67%	75,607
70,000	Evergy, Inc.‡ 6.650%, 06/01/55 5 year CMT + 2.56%	68,156
72,000	NiSource, Inc.‡ 6.950%, 11/30/54 5 year CMT + 2.45%	73,281

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
34,000	PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	$33,265
45,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	45,505
25,000	8.000%, 10/15/26 5 year CMT + 6.93%	25,560
		532,807
	TOTAL CORPORATE BONDS (Cost $28,759,830)	27,482,598
BANK LOANS (16.2%)¡
	Airlines (0.3%)
59,400	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	58,812
54,002	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	53,944
		112,756
	Communication Services (1.9%)
38,449	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	32,489
4,281	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	4,292
49,620	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	49,397
41,983	Clear Channel Outdoor Holdings, Inc.‡ 8.436%, 08/23/28 1 mo. SOFR + 4.00%	40,839
78,461	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	75,710
35,000	Directv Financing, LLC! 0.000%, 08/02/29	33,963
19,909	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	19,935
69,475	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	67,313
25,000	Gray Television, Inc.! 0.000%, 06/04/29	24,222
50,000	Sinclair Television Group, Inc.‡ 7.736%, 12/31/29 1 mo. SOFR + 3.30%	39,516
100,000	Telesat Canada‡ 7.325%, 12/07/26 3 mo. SOFR + 2.75%	55,469
PRINCIPAL AMOUNT		VALUE
119,450	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	$116,762
95,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	93,847
		653,754
	Consumer Discretionary (3.0%)
34,407	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	33,763
31,963	American Axle & Manufacturing, Inc.‡ 7.321%, 12/13/29 1 mo. SOFR + 3.00%	31,364
29,630	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	29,074
54,470	Caesars Entertainment, Inc.‡ 6.563%, 02/06/30 3 mo. SOFR + 2.25%	53,844
77,365	Carnival Corp.‡ 6.329%, 10/18/28 1 mo. SOFR + 2.00%	77,292
53,434	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	53,568
59,850	Chinos Intermediate Holdings A, Inc.‡ 10.280%, 09/26/31 3 mo. SOFR + 6.00%	56,982
70,000	Clarios Global, LP‡ 7.072%, 01/28/32 1 mo. SOFR + 2.75%	68,746
89,775	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	89,360
97,762	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	97,804
44,663	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	44,746
86,608	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	85,616
74,625	Staples, Inc.‡ 10.041%, 09/04/29 3 mo. SOFR + 5.75%	64,613
99,000	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	98,426
60,494	TKC Holdings, Inc.‡ 9.323%, 05/15/28 1 mo. SOFR + 5.00%	59,889

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
98,693	Windsor Holdings III, LLC‡ 7.073%, 08/01/30 1 mo. SOFR + 2.75%	$97,706
		1,042,793
	Consumer Staples (2.9%)
307,224	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	308,396
74,625	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	71,547
182,000	Bausch Health Companies, Inc.‡ 10.542%, 09/25/30 1 mo. SOFR + 6.25%	172,142
99,251	Fiesta Purchaser, Inc.‡ 7.572%, 02/12/31 1 mo. SOFR + 3.25%	98,558
8,956	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	8,862
90,000	Opal Bidco SAS! 0.000%, 03/31/32	89,382
113,974	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	110,484
64,350	United Natural Foods, Inc.‡ 9.072%, 05/01/31 1 mo. SOFR + 4.75%	64,672
90,000	Veritiv Corp.‡ 8.299%, 11/30/30 3 mo. SOFR + 4.00%	89,417
		1,013,460
	Energy (0.9%)
97,761	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	97,969
124,000	New Fortress Energy, Inc.‡ 9.795%, 10/30/28 3 mo. SOFR + 5.50%	90,132
137,523	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	133,182
		321,283
	Financials (2.5%)
118,891	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	118,587
74,067	Amynta Agency Borrower, Inc.‡ 7.322%, 12/29/31 1 mo. SOFR + 3.00%	73,503
123,750	AssuredPartners, Inc.‡ 7.822%, 02/14/31 1 mo. SOFR + 3.50%	123,899
PRINCIPAL AMOUNT		VALUE
49,501	Broadstreet Partners, Inc.‡ 7.322%, 06/13/31 1 mo. SOFR + 3.00%	$49,330
119,700	Dragon Buyer, Inc.‡ 7.299%, 09/30/31 3 mo. SOFR + 3.00%	119,161
99,003	HUB International, Ltd.‡ 6.770%, 06/20/30 3 mo. SOFR + 2.50%	98,482
69,125	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	68,918
100,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	99,938
100,000	VFH Parent, LLC‡ 6.822%, 06/21/31 1 mo. SOFR + 2.50%	99,750
		851,568
	Health Care (0.3%)
108,235	Padagis, LLC‡ 9.271%, 07/06/28 3 mo. SOFR + 4.75%	101,403
	Industrials (1.7%)
89,685	ACProducts, Inc.‡ 8.811%, 05/17/28 3 mo. SOFR + 4.25%	61,011
61,750	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	60,578
90,000	ECO Material Tech, Inc.‡ 7.467%, 02/12/32 6 mo. SOFR + 3.25%	89,325
34,825	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	34,470
89,325	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	88,112
90,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	88,348
183,364	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	181,768
		603,612
	Information Technology (1.4%)
132,346	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	129,932
100,581	Camelot U.S. Acquisition, LLC‡ 7.072%, 01/31/31 1 mo. SOFR + 2.75%	99,450

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
88,054	Dun & Bradstreet Corp.‡ 6.570%, 01/18/29 1 mo. SOFR + 2.25%	$87,889
76,870	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	76,165
10,000	Qxo, Inc.! 0.000%, 04/23/32	10,002
45,000	Rocket Software, Inc.! 0.000%, 11/28/28	44,756
49,625	UKG, Inc.‡ 7.320%, 02/10/31 1 mo. SOFR + 3.00%	49,512
		497,706
	Materials (0.8%)
143,529	Ineos U.S. Finance, LLC‡ 7.572%, 02/18/30 1 mo. SOFR + 3.25%	134,702
63,752	Trinseo Materials Operating SCA‡ 7.075%, 05/03/28 3 mo. SOFR + 2.50%	27,324
97,727	W.R. Grace & Company-Conn.‡ 7.549%, 09/22/28 3 mo. SOFR + 3.25%	96,180
		258,206
	Other (0.1%)
45,000	Windstream Services, LLC‡ 9.172%, 10/01/31 1 mo. SOFR + 4.75%	44,831
	Special Purpose Acquisition Companies (0.4%)
36,600	Clydesdale Acquisition Holdings, Inc.‡ 7.497%, 04/13/29 1 mo. SOFR + 3.18%	36,392
24,250	Fertitta Entertainment, LLC‡ 7.822%, 01/27/29 1 mo. SOFR + 3.50%	23,681
97,500	Patagonia Holdco, LLC‡ 10.052%, 08/01/29 3 mo. SOFR + 5.75%	83,312
		143,385
	TOTAL BANK LOANS (Cost $5,812,869)	5,644,757
NUMBER OF SHARES		VALUE
COMMON STOCKS (0.7%)
	Communication Services (0.1%)
2,040	Altice USA, Inc. - Class A#	5,059
1,699	Audacy, Inc.#	31,432
NUMBER OF SHARES		VALUE
1,273	Cumulus Media, Inc. - Class A#	$297
		36,788
	Consumer Discretionary (0.0%)
134	Rite Aid Corp.#	134
	Energy (0.6%)
385	Cheniere Energy Partners, LP	22,630
5,575	Energy Transfer, LP	92,210
2,570	Enterprise Products Partners, LP	76,843
660	EP Energy Corp.#	908
		192,591
	TOTAL COMMON STOCKS (Cost $263,625)	229,513
WARRANTS (0.0%)#
	Communication Services (0.0%)
297	Audacy Capital, LLC 09/30/28, Strike $1.00	—
49	Audacy Capital, LLC 09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
4,950	Mcdermott International, Ltd. 06/30/27, Strike $15.98	1
4,455	Mcdermott International, Ltd. 06/30/27, Strike $12.33	—
		1
	TOTAL WARRANTS (Cost $1,910)	1
PREFERRED STOCKS (0.3%)
	Communication Services (0.3%)
2,509	Qwest Corp. 6.500%, 09/01/56	43,657
738	Telephone and Data Systems, Inc. 6.625%, 03/31/26	15,372
760	United States Cellular Corp. 6.250%, 09/01/69	17,936
606	5.500%, 03/01/70	13,308
70	5.500%, 06/01/70	1,553
		91,826
	Consumer Discretionary (0.0%)
590	Guitar Center, Inc.#	8,850
	TOTAL PREFERRED STOCKS (Cost $152,515)	100,676

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.9%)
2,397,333	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $2,397,333)	$2,397,333
	TOTAL INVESTMENTS (103.4%) (Cost $37,482,835)	35,951,459
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.9%)		(2,397,333)
OTHER ASSETS, LESS LIABILITIES (3.5%)		1,209,961
NET ASSETS (100.0%)		$34,764,087

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$—
	TOTAL	$—

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (56.3%)
	Airlines (0.5%)
809,066	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	$803,079
86,686	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	87,318
510,071	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	485,404
728,307	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	738,423
		2,114,224
	Communication Services (1.8%)
1,000,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	992,670
1,000,000	AT&T, Inc. 1.700%, 03/25/26	976,040
750,000	Cogent Communications Group, LLC* 3.500%, 05/01/26	736,942
500,000	Frontier California, Inc. 6.750%, 05/15/27	496,620
500,000	Match Group Holdings II, LLC* 4.625%, 06/01/28	481,880
822,000	Netflix, Inc.* 3.625%, 06/15/25	820,603
500,000	Paramount Global 3.700%, 10/04/26	489,220
400,000	Qwest Corp. 7.250%, 09/15/25	399,016
1,000,000	Rogers Communications, Inc.^ 3.625%, 12/15/25	994,670
500,000	Sirius XM Radio, LLC* 3.125%, 09/01/26	487,115
		6,874,776
	Consumer Discretionary (6.0%)
1,000,000	Aptiv Swiss Holdings, Ltd.^ 4.650%, 09/13/29	986,630
500,000	AutoZone, Inc. 5.050%, 07/15/26	503,200
500,000	4.500%, 02/01/28	503,125
1,000,000	Bath & Body Works, Inc.*^ 6.625%, 10/01/30	1,019,640
1,000,000	BMW US Capital, LLC*^ 5.050%, 08/11/28	1,015,460
1,000,000	BorgWarner, Inc.^ 2.650%, 07/01/27	961,830
1,000,000	Caesars Entertainment, Inc.* 7.000%, 02/15/30	1,025,160
PRINCIPAL AMOUNT		VALUE
500,000	Carnival Corp.* 4.000%, 08/01/28	$477,765
1,865,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	1,840,140
500,000	Daimler Truck Finance North America, LLC* 5.125%, 09/25/27	505,750
500,000	5.000%, 01/15/27	503,835
1,000,000	DR Horton, Inc. 4.850%, 10/15/30	1,005,060
1,000,000	Ford Motor Credit Company, LLC 6.950%, 03/06/26	1,010,960
1,000,000	General Motors Financial Company, Inc. 6.000%, 01/09/28	1,025,230
200,000	5.400%, 04/06/26	200,544
750,000	goeasy, Ltd.* 9.250%, 12/01/28	786,060
500,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	506,640
500,000	International Game Technology, PLC* 5.250%, 01/15/29	489,110
500,000	4.125%, 04/15/26	493,710
276,971	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	276,985
500,000	Kia Corp.* 3.500%, 10/25/27	488,525
1,000,000	Lowe's Companies, Inc. 4.400%, 09/08/25	999,390
750,000	Mattel, Inc.* 3.375%, 04/01/26	736,695
500,000	5.875%, 12/15/27	498,395
1,000,000	Meritage Homes Corp.*^ 3.875%, 04/15/29	953,830
500,000	MGM Resorts International 6.125%, 09/15/29	498,405
500,000	5.500%, 04/15/27	499,245
313,000	Newell Brands, Inc. 5.700%, 04/01/26	309,291
1,000,000	O'Reilly Automotive, Inc. 5.750%, 11/20/26	1,019,230
500,000	Royal Caribbean Cruises, Ltd.* 5.500%, 04/01/28	499,750
1,000,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	1,001,650
500,000	ZF North America Capital, Inc.* 6.875%, 04/14/28	477,825
		23,119,065
	Consumer Staples (1.7%)
500,000	Brink's Company* 6.500%, 06/15/29	510,420
1,000,000	Cintas Corp. No 2 4.200%, 05/01/28	1,003,750

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	Dollar General Corp.^ 4.625%, 11/01/27	$1,002,550
300,000	McCormick & Company, Inc. 0.900%, 02/15/26	291,216
1,000,000	Mondelez International, Inc. 2.625%, 03/17/27	969,630
1,000,000	Performance Food Group, Inc.* 5.500%, 10/15/27	995,400
1,000,000	Sysco Corp. 3.300%, 07/15/26	986,490
1,000,000	United Rentals North America, Inc. 3.875%, 11/15/27	966,300
		6,725,756
	Energy (3.5%)
500,000	Buckeye Partners, LP* 6.875%, 07/01/29	509,815
1,000,000	Enbridge, Inc. 5.250%, 04/05/27	1,015,270
500,000	Enterprise Products Operating, LLC 5.050%, 01/10/26	502,350
500,000	EQT Corp.* 7.500%, 06/01/27	508,410
500,000	6.375%, 04/01/29	511,185
1,000,000	Hess Midstream Operations, LP* 6.500%, 06/01/29	1,016,190
1,000,000	5.875%, 03/01/28	1,002,320
1,000,000	Kinder Morgan, Inc. 5.100%, 08/01/29	1,016,200
500,000	Oceaneering International, Inc. 6.000%, 02/01/28	476,990
1,000,000	ONEOK, Inc. 5.550%, 11/01/26	1,012,540
500,000	4.850%, 07/15/26	500,100
500,000	Parkland Corp.* 5.875%, 07/15/27	496,205
500,000	Patterson-UTI Energy, Inc. 3.950%, 02/01/28	480,185
1,000,000	Schlumberger Holdings Corp.*^ 5.000%, 05/29/27	1,013,990
1,000,000	South Bow USA Infrastructure Holdings LLC* 4.911%, 09/01/27	1,005,190
500,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	490,505
1,000,000	Weatherford International, Ltd.* 8.625%, 04/30/30	992,250
1,000,000	Williams Companies, Inc. 5.400%, 03/02/26	1,006,010
		13,555,705
	Financials (19.1%)
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875%, 04/01/28	1,005,350
PRINCIPAL AMOUNT		VALUE
1,000,000	African Development Bank 3.375%, 07/07/25	$997,970
1,000,000	Allstate Corp. 5.050%, 06/24/29	1,020,720
1,000,000	American Express Company‡ 5.085%, 01/30/31 SOFR + 1.02%	1,018,340
500,000	5.389%, 07/28/27 SOFR + 0.97%	505,330
1,000,000	Aon North America, Inc. 5.125%, 03/01/27	1,014,210
500,000	Arthur J Gallagher & Company 4.850%, 12/15/29^	506,220
500,000	4.600%, 12/15/27	503,815
1,000,000	Asian Infrastructure Investment Bank 4.000%, 01/18/28	1,009,290
750,000	Aviation Capital Group, LLC* 1.950%, 09/20/26	722,422
500,000	Avolon Holdings Funding, Ltd.* 6.375%, 05/04/28	515,590
250,000	5.500%, 01/15/26	250,345
1,000,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	985,900
1,000,000	Bank of America Corp.‡ 4.979%, 01/24/29 SOFR + 0.83%	1,013,360
250,000	1.658%, 03/11/27 SOFR + 0.91%	243,920
1,000,000	Bank of Montreal 5.203%, 02/01/28	1,022,380
1,000,000	Bank of Nova Scotia^ 5.250%, 06/12/28	1,028,450
1,000,000	Bank of NY Mellon Corp.‡ 4.414%, 07/24/26 SOFR + 1.35%	999,320
500,000	Barclays, PLC‡ 5.304%, 08/09/26 1 year CMT + 2.30%	500,300
250,000	BlackRock Funding, Inc.^ 4.600%, 07/26/27	253,390
500,000	Blackstone Private Credit Fund* 4.950%, 09/26/27	495,390
500,000	Capital One Financial Corp.‡ 4.985%, 07/24/26 SOFR + 2.16%	500,060
500,000	CBRE Services, Inc. 4.800%, 06/15/30	497,755
250,000	Charles Schwab Corp. 0.900%, 03/11/26	242,738
1,000,000	Chubb INA Holdings, LLC 4.650%, 08/15/29	1,017,430
1,000,000	Citigroup, Inc.‡ 3.887%, 01/10/28 3 mo. SOFR + 1.82%	989,890

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	CNO Global Funding* 5.875%, 06/04/27	$1,029,760
750,000	Comerica, Inc.‡ 5.982%, 01/30/30 SOFR + 2.16%	759,382
1,000,000	Cooperatieve Rabobank UA*^‡ 4.655%, 08/22/28 1 year CMT + 1.75%	1,002,770
1,000,000	Council Of Europe Development Bank 3.750%, 05/25/26	998,900
330,000	Credit Acceptance Corp.* 9.250%, 12/15/28	349,579
222,000	6.625%, 03/15/30	218,757
1,000,000	Danske Bank, A/S*‡ 4.298%, 04/01/28 1 year CMT + 1.75%	994,120
1,250,000	Discover Financial Services 4.100%, 02/09/27	1,239,187
1,000,000	Enact Holdings, Inc. 6.250%, 05/28/29	1,024,380
1,000,000	Essent Group, Ltd. 6.250%, 07/01/29	1,026,530
1,250,000	European Bank for Reconstruction & Development 0.500%, 11/25/25	1,224,150
1,000,000	0.500%, 05/19/25	998,060
1,000,000	European Investment Bank 3.250%, 11/15/27	991,180
500,000	Federal Realty OP, LP 1.250%, 02/15/26	486,370
1,000,000	Fifth Third Bank NA‡ 4.967%, 01/28/28 SOFR + 0.81%	1,006,100
1,000,000	Fiserv, Inc.^ 4.750%, 03/15/30	999,670
1,000,000	FNB Corp.‡ 5.722%, 12/11/30 SOFR + 1.93%	997,940
500,000	GGAM Finance, Ltd.* 8.000%, 06/15/28	524,425
750,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	707,257
1,000,000	GLP Capital, LP / GLP Financing II, Inc. 5.750%, 06/01/28	1,015,600
500,000	Goldman Sachs BDC, Inc. 6.375%, 03/11/27	511,765
735,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	756,594
500,000	International Finance Corp. 3.625%, 09/15/25	498,560
1,000,000	JPMorgan Chase & Company‡ 4.915%, 01/24/29 SOFR + 0.80%	1,014,380
PRINCIPAL AMOUNT		VALUE
250,000	1.578%, 04/22/27 SOFR + 0.89%	$243,080
500,000	KeyBank NA^ 4.150%, 08/08/25	499,230
500,000	KeyCorp‡ 5.121%, 04/04/31 Update Replacements.xls: SOFRINDX + 1.23	499,500
1,000,000	Kreditanstalt fuer Wiederaufbau 3.750%, 02/15/28	1,003,610
300,000	1.000%, 10/01/26	288,792
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	996,740
1,000,000	LPL Holdings, Inc.* 4.625%, 11/15/27	994,730
1,000,000	M&T Bank Corp.^‡ 4.833%, 01/16/29 SOFR + 0.93%	1,001,630
2,000,000	Macquarie Airfinance Holdings, Ltd.* 5.200%, 03/27/28	2,000,420
250,000	Manufacturers & Traders Trust Company^ 4.650%, 01/27/26	249,927
500,000	Metropolitan Life Global Funding I* 5.000%, 01/06/26	501,875
500,000	Morgan Stanley‡ 5.042%, 07/19/30 SOFR + 1.22%	506,005
500,000	Morgan Stanley Bank NA‡ 4.952%, 01/14/28 SOFR + 1.08%	504,165
1,000,000	Mutual of Omaha Companies Global Funding* 5.350%, 04/09/27	1,017,270
750,000	Nasdaq, Inc. 5.350%, 06/28/28^	770,655
34,000	5.650%, 06/28/25	34,048
500,000	National Bank of Canada 5.600%, 12/18/28	518,565
1,000,000	National Securities Clearing Corp.* 5.150%, 05/30/25	1,000,720
500,000	NatWest Markets, PLC* 1.600%, 09/29/26	480,855
500,000	Nordea Bank Abp* 4.750%, 09/22/25	500,190
500,000	1.500%, 09/30/26	481,385
1,000,000	Nordic Investment Bank 0.375%, 09/11/25	985,500
1,000,000	Nuveen, LLC* 5.550%, 01/15/30	1,037,480
1,000,000	Oesterreichische Kontrollbank, AG 3.625%, 09/09/27	999,050
500,000	OneMain Finance Corp. 3.500%, 01/15/27	479,030

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	PayPal Holdings, Inc. 2.650%, 10/01/26	$981,710
1,000,000	PNC Bank NA‡ 4.775%, 01/15/27 SOFR + 0.50%	1,000,540
935,000	Pricoa Global Funding I* 4.200%, 08/28/25	934,009
500,000	1.200%, 09/01/26	480,150
1,000,000	Principal Life Global Funding II* 4.950%, 11/27/29	1,015,430
200,000	5.000%, 01/16/27	202,446
500,000	Prologis Targeted US Logistics Fund, LP*^ 5.250%, 04/01/29	513,840
1,000,000	Prologis, LP^ 4.875%, 06/15/28	1,018,570
500,000	Radian Group, Inc.^ 6.200%, 05/15/29	516,845
500,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	491,185
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	483,345
750,000	Royal Bank Of Canada 6.000%, 11/01/27	780,975
250,000	Royal Bank of Canada^ 0.875%, 01/20/26	244,173
500,000	SBA Tower Trust* 1.631%, 05/15/51	476,188
250,000	1.840%, 04/15/27	237,555
200,000	1.884%, 07/15/50	195,782
300,000	Skandinaviska Enskilda Banken, AB* 1.200%, 09/09/26	288,546
500,000	SLM Corp. 3.125%, 11/02/26	484,570
500,000	State Street Corp.‡ 5.751%, 11/04/26 SOFR + 1.35%	502,655
500,000	4.530%, 02/20/29 SOFR + 1.02%	502,835
1,000,000	Svenska Handelsbanken, AB* 3.650%, 06/10/25	999,040
500,000	Synovus Bank 5.625%, 02/15/28	502,155
500,000	Toronto-Dominion Bank 3.766%, 06/06/25	499,655
250,000	1.200%, 06/03/26	241,938
250,000	0.750%, 01/06/26^	243,915
1,000,000	Toyota Motor Credit Corp. 4.625%, 01/12/28	1,011,650
1,000,000	Truist Financial Corp.‡ 5.900%, 10/28/26 SOFR + 1.63%	1,005,730
1,000,000	US Bancorp^‡ 5.100%, 07/23/30 SOFR + 1.25%	1,016,480
		73,701,665
PRINCIPAL AMOUNT		VALUE
	Health Care (3.3%)
1,000,000	Agilent Technologies, Inc. 2.750%, 09/15/29	$927,500
1,000,000	Blue Cross & Blue Shield of Minnesota* 3.790%, 05/01/25	1,000,000
250,000	Bristol-Myers Squibb Company^ 4.900%, 02/22/27	254,065
1,000,000	Cardinal Health, Inc. 5.000%, 11/15/29	1,016,760
1,000,000	CVS Health Corp. 5.000%, 02/20/26	1,002,430
1,000,000	Elevance Health, Inc. 4.101%, 03/01/28	994,320
1,000,000	Gilead Sciences, Inc.^ 1.200%, 10/01/27	934,530
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	996,740
1,000,000	Illumina, Inc. 5.800%, 12/12/25	1,006,390
1,000,000	IQVIA, Inc. 5.700%, 05/15/28	1,018,180
500,000	Laboratory Corp. of America Holdings 2.950%, 12/01/29	465,865
1,000,000	McKesson Corp. 0.900%, 12/03/25	980,060
750,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	725,445
1,000,000	Thermo Fisher Scientific, Inc.^ 5.000%, 01/31/29	1,028,570
500,000	UnitedHealth Group, Inc. 5.250%, 02/15/28	514,975
		12,865,830
	Industrials (7.6%)
500,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	512,230
1,000,000	AGCO Corp. 5.450%, 03/21/27	1,009,620
500,000	Air Lease Corp. 2.200%, 01/15/27	480,765
1,000,000	Amphenol Corp. 5.050%, 04/05/27	1,018,060
466,000	Berry Global, Inc.* 4.875%, 07/15/26	465,259
1,000,000	Canadian Pacific Railway Company 4.000%, 06/01/28	993,240
1,000,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	993,600
500,000	Clean Harbors, Inc.* 4.875%, 07/15/27	493,425
1,000,000	CNH Industrial Capital, LLC 4.500%, 10/08/27	998,810

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,100,000	CRH SMW Finance DAC 5.125%, 01/09/30	$1,121,637
1,015,989	Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.000%, 12/10/29	952,733
166,667	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.500%, 10/20/25	165,950
250,000	GATX Corp. 5.400%, 03/15/27	253,588
500,000	Graphic Packaging International, LLC* 1.512%, 04/15/26	483,220
500,000	GXO Logistics, Inc. 1.650%, 07/15/26	479,570
500,000	Harley-Davidson Financial Services, Inc.*^ 6.500%, 03/10/28	510,800
500,000	Herc Holdings, Inc.* 6.625%, 06/15/29	494,305
1,000,000	Holcim Finance US, LLC* 4.700%, 04/07/28	1,007,320
1,000,000	Ingersoll Rand, Inc. 5.400%, 08/14/28	1,028,750
500,000	Johnson Controls International, PLC / Tyco Fire and Security Finance SCA^ 5.500%, 04/19/29	517,345
1,000,000	Leidos, Inc. 3.625%, 05/15/25	999,410
1,000,000	Lennox International, Inc.^ 5.500%, 09/15/28	1,026,950
1,000,000	Mohawk Industries, Inc. 5.850%, 09/18/28	1,036,660
1,000,000	Nordson Corp 5.600%, 09/15/28	1,031,490
1,000,000	Owens Corning 5.500%, 06/15/27	1,019,400
1,000,000	Parker-Hannifin Corp. 4.250%, 09/15/27	1,001,290
1,000,000	Paychex, Inc. 5.100%, 04/15/30	1,016,030
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.* 5.250%, 02/01/30	1,016,300
1,000,000	Ryder System, Inc.^ 5.650%, 03/01/28	1,030,330
250,000	Sealed Air Corp.* 4.000%, 12/01/27	241,755
389,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	392,236
500,000	Sensata Technologies, BV*^ 4.000%, 04/15/29	460,510
500,000	SMBC Aviation Capital Finance DAC* 5.100%, 04/01/30	500,975
500,000	1.900%, 10/15/26	480,865
500,000	TransDigm, Inc.* 6.375%, 03/01/29	510,095
PRINCIPAL AMOUNT		VALUE
1,000,000	Tyco Electronics Group SA 4.500%, 02/13/26	$1,000,340
357,698	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	348,999
389,327	United Airlines Pass Through Trust Series 2019-1 Class A
	4.550%, 02/25/33	359,676
1,000,000	Veralto Corp. 5.500%, 09/18/26	1,014,330
500,000	WESCO Distribution, Inc.* 6.375%, 03/15/29	508,190
500,000	Williams Scotsman, Inc.* 6.625%, 06/15/29	507,795
		29,483,853
	Information Technology (5.1%)
1,000,000	Accenture Capital, Inc. 4.050%, 10/04/29	993,750
1,000,000	Applied Materials, Inc. 4.800%, 06/15/29	1,024,090
1,000,000	Autodesk, Inc. 4.375%, 06/15/25	999,160
1,000,000	Booz Allen Hamilton, Inc.* 3.875%, 09/01/28	961,570
715,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	705,533
1,000,000	Cadence Design Systems, Inc. 4.200%, 09/10/27	1,000,130
500,000	CDW, LLC / CDW Finance Corp. 3.250%, 02/15/29	466,625
500,000	CGI, Inc. 1.450%, 09/14/26	479,780
500,000	Dell International, LLC / EMC Corp. 4.750%, 04/01/28	504,185
500,000	Fortinet, Inc. 1.000%, 03/15/26	484,915
1,000,000	Hewlett Packard Enterprise Company 4.400%, 09/25/27	999,450
500,000	HP, Inc. 1.450%, 06/17/26	482,265
505,000	International Business Machines Corp. 4.500%, 02/06/26	505,510
1,000,000	Intuit, Inc. 5.250%, 09/15/26	1,014,640
1,000,000	Keysight Technologies, Inc. 3.000%, 10/30/29	928,930
1,000,000	Mercedes-Benz Finance North America, LLC* 5.375%, 11/26/25	1,003,820
1,000,000	NetApp, Inc.^ 1.875%, 06/22/25	995,490
1,000,000	NVIDIA Corp. 1.550%, 06/15/28	931,370

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
500,000	Open Text Corp.* 6.900%, 12/01/27	$514,310
1,000,000	Oracle Corp. 2.650%, 07/15/26	979,060
500,000	4.800%, 08/03/28^	506,655
500,000	Roper Technologies, Inc. 4.200%, 09/15/28	496,350
1,000,000	Synopsys, Inc. 4.850%, 04/01/30	1,011,250
500,000	Take-Two Interactive Software, Inc. 5.000%, 03/28/26	501,640
500,000	Texas Instruments, Inc. 4.600%, 02/15/28	507,665
250,000	1.125%, 09/15/26	240,705
500,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	458,560
		19,697,408
	Materials (0.5%)
410,000	Ball Corp. 6.875%, 03/15/28	420,590
637,000	Celanese US Holdings, LLC 6.415%, 07/15/27	642,778
250,000	Genuine Parts Company 4.950%, 08/15/29	251,667
500,000	Sherwin-Williams Company 3.450%, 06/01/27	491,300
200,000	4.250%, 08/08/25	199,746
		2,006,081
	Other (1.9%)
500,000	Alumina Pty, Ltd.* 6.125%, 03/15/30	495,425
2,000,000	Asian Development Bank 2.750%, 01/19/28	1,954,140
1,000,000	Element Fleet Management Corp.* 5.037%, 03/25/30	996,800
1,000,000	Federation des Caisses Desjardins du Quebec* 4.400%, 08/23/25	999,310
1,000,000	Flutter Treasury DAC*^ 6.375%, 04/29/29	1,020,830
500,000	Gen Digital, Inc.* 6.750%, 09/30/27	508,795
500,000	JB Hunt Transport Services, Inc. 4.900%, 03/15/30	504,890
500,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	511,530
250,000	VICI Properties, LP 4.750%, 04/01/28	250,418
		7,242,138
	Real Estate (2.3%)
1,000,000	American Tower Corp. 1.600%, 04/15/26	971,370
PRINCIPAL AMOUNT		VALUE
1,000,000	Boston Properties, LP 6.750%, 12/01/27	$1,044,100
1,000,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	994,260
1,000,000	Camden Property Trust 5.850%, 11/03/26	1,021,590
1,000,000	Crown Castle, Inc. 4.450%, 02/15/26	997,260
500,000	Equinix, Inc. 1.000%, 09/15/25	492,495
250,000	1.250%, 07/15/25^	248,170
1,000,000	Public Storage Operating Company^ 5.125%, 01/15/29	1,031,320
1,000,000	Realty Income Corp.^ 5.050%, 01/13/26	999,640
500,000	Simon Property Group, LP^ 1.375%, 01/15/27	476,215
250,000	Welltower OP, LLC 4.000%, 06/01/25	249,825
500,000	Weyerhaeuser Company 4.750%, 05/15/26	500,460
		9,026,705
	Special Purpose Acquisition Company (0.3%)
1,000,000	New York Life Global Funding* 3.600%, 08/05/25	998,370
	Utilities (2.7%)
250,000	AES Corp. 1.375%, 01/15/26	243,902
1,000,000	Alliant Energy Finance, LLC* 5.400%, 06/06/27	1,015,080
1,000,000	CMS Energy Corp. 3.600%, 11/15/25	994,740
300,000	DPL, Inc. 4.125%, 07/01/25	300,000
1,000,000	Duke Energy Carolinas, LLC 4.850%, 03/15/30	1,020,900
300,000	Entergy Corp. 0.900%, 09/15/25	295,788
500,000	Entergy Texas, Inc. 1.500%, 09/01/26	478,230
1,000,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/25	1,004,680
500,000	4.120%, 09/16/27	500,065
1,000,000	NextEra Energy Capital Holdings, Inc. 4.850%, 02/04/28	1,015,740
1,000,000	NiSource, Inc. 5.200%, 07/01/29	1,022,880
1,000,000	NSTAR Electric Company^ 3.200%, 05/15/27	981,470
25,000	PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	24,460

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	Sempra 3.400%, 02/01/28	$971,590
500,000	WEC Energy Group, Inc.^ 5.000%, 09/27/25	500,570
		10,370,095
	TOTAL CORPORATE BONDS (Cost $216,321,101)	217,781,671
U.S. GOVERNMENT AND AGENCY SECURITIES (5.6%)
1,000,000	Farm Credit Bank of Texas*‡ 5.700%, 09/15/25	993,541
12,015,000	U.S. Treasury Note 4.250%, 02/28/29	12,273,135
5,000,000	4.250%, 01/31/30	5,118,750
3,000,000	3.500%, 09/30/29	2,978,203
450,000	4.125%, 07/31/28	457,155
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $21,335,308)	21,820,784
SOVEREIGN BONDS (1.6%)
1,000,000	Development Bank of Japan, Inc.* 5.125%, 09/01/26	1,014,927
1,000,000	Export Development Canada 3.375%, 08/26/25	996,661
500,000	3.875%, 02/14/28	502,815
1,000,000	Japan Bank for International Cooperation 4.250%, 04/27/26	1,001,516
500,000	Kommunalbanken, A/S* 0.500%, 01/13/26	487,389
200,000	4.500%, 09/01/28	204,869
1,000,000	Kommuninvest I Sverige AB* 4.250%, 12/10/25	999,389
1,000,000	Svensk ExportKredit AB 4.125%, 06/14/28	1,011,588
	TOTAL SOVEREIGN BONDS (Cost $6,192,482)	6,219,154
BANK LOANS (9.0%)¡
	Airlines (0.3%)
990,000	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	980,204
	Communication Services (1.0%)
855,764	APi Group DE, Inc.‡ 6.072%, 01/03/29 1 mo. SOFR + 1.75%	855,558
498,750	Charter Communications Operating, LLC‡ 6.548%, 12/15/31 3 mo. SOFR + 2.25%	497,598
173,460	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	173,685
PRINCIPAL AMOUNT		VALUE
513,479	Nexstar Broadcasting, Inc.‡ 6.936%, 09/18/26 1 mo. SOFR + 2.50%	$514,201
996,247	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	973,831
1,000,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	987,865
		4,002,738
	Consumer Discretionary (2.2%)
1,034,223	Adient U.S., LLC‡ 6.572%, 01/31/31 1 mo. SOFR + 2.25%	1,013,756
344,074	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	337,624
319,630	American Axle & Manufacturing, Inc.‡ 7.320%, 12/13/29 1 mo. SOFR + 3.00%	313,638
296,296	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 6 mo. SOFR + 3.0%	290,742
537,026	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	538,371
997,500	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	992,887
992,513	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	992,929
1,150,000	Murphy USA, Inc.‡ 6.071%, 01/31/28 1 mo. SOFR + 1.75%	1,156,469
483,709	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	478,166
997,494	Raising Cane's Restaurants, LLC‡ 6.322%, 09/18/31 1 mo. SOFR + 2.00%	996,875
992,500	Six Flags Entertainment Corp.‡ 6.322%, 05/01/31 1 mo. SOFR + 2.00%	986,297
229,969	SkyMiles IP, Ltd.‡ 8.022%, 10/20/27 3 mo. SOFR + 3.75%	232,461
		8,330,215
	Consumer Staples (0.2%)
995,161	Organon & Company‡ 6.570%, 05/19/31 1 mo. SOFR + 2.25%	955,355

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Energy (0.8%)
977,613	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	$979,690
1,000,000	Hilcorp Energy I, LP‡ 6.321%, 02/11/30 1 mo. SOFR + 2.00%	987,500
984,936	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	953,847
		2,921,037
	Financials (0.4%)
989,851	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	986,881
624,572	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	623,232
		1,610,113
	Health Care (0.7%)
20,461	Avantor Funding, Inc.‡ 6.422%, 11/08/27 1 mo. SOFR + 2.00%	20,514
960,138	DaVita, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	956,183
665,289	Elanco Animal Health, Inc.‡ 6.174%, 08/01/27 1 mo. SOFR + 1.75%	662,378
992,506	Medline Borrower, LP‡ 6.572%, 10/23/28 1 mo. SOFR + 2.25%	986,973
		2,626,048
	Industrials (1.0%)
305,500	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	299,703
693,553	JELD-WEN, Inc.‡ 6.436%, 07/28/28 1 mo. SOFR + 2.00%	677,452
1,000,000	Novelis Corp.‡ 6.292%, 03/11/32 3 mo. SOFR + 2.00%	999,220
1,000,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	981,645
985,075	Vertiv Group Corp.‡ 6.069%, 03/02/27 1 mo. SOFR + 1.75%	982,819
		3,940,839
PRINCIPAL AMOUNT		VALUE
	Information Technology (1.3%)
960,874	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	$952,068
990,000	KBR, Inc.‡ 6.322%, 01/19/31 1 mo. SOFR + 2.00%	991,653
493,948	Open Text Corp.‡ 6.072%, 01/31/30 1 mo. SOFR + 1.75%	493,083
843,710	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	843,731
861,532	TTM Technologies, Inc.‡ 6.574%, 05/30/30 1 mo. SOFR + 2.25%	860,455
977,662	ZoomInfo, LLC‡ 6.072%, 02/28/30 1 mo. SOFR + 1.75%	957,298
		5,098,288
	Materials (0.6%)
1,070,961	Axalta Coating Systems U.S. Holdings, Inc.‡ 6.049%, 12/20/29 3 mo. SOFR + 1.75%	1,072,187
982,099	Chemours Company‡ 7.322%, 08/18/28 1 mo. SOFR + 3.00%	960,409
335,000	Knife River HoldCo‡ 6.292%, 03/08/32 3 mo. SOFR + 2.00%	335,419
		2,368,015
	Other (0.5%)
1,000,000	DK Crown Holdings, Inc.‡ 6.069%, 03/04/32 1 mo. SOFR + 1.75%	992,710
1,000,000	Stonepeak Nile Parent, LLC! 0.000%, 04/09/32	984,585
		1,977,295
	TOTAL BANK LOANS (Cost $35,090,984)	34,810,147
ASSET BACKED SECURITIES (20.4%)
	Communication Services (0.4%)
395,858	T-Mobile U.S. Trust Series 2022-1A, Class A* 4.910%, 05/22/28	396,042
1,000,000	T-Mobile U.S. Trust Series 2024-2A, Class A* 4.250%, 05/21/29	999,287
		1,395,329

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (0.7%)
1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2023-3A, Class A* 5.440%, 02/22/28	$1,517,950
1,313,518	Octane Receivables Trust Series 2024-2A, Class A2* 5.800%, 07/20/32	1,326,780
		2,844,730
	Financials (6.5%)
2,000,000	American Express Credit Account Master Trust Series 2024-2, Class A 5.240%, 04/15/31	2,079,855
358,462	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3 3.170%, 04/15/27	356,147
238,595	Commonbond Student Loan Trust Series 2017-B-GS, Class A1* 2.680%, 09/25/42	223,579
88,755	Commonbond Student Loan Trust Series 2018-C-GS, Class A1* 3.870%, 02/25/46	85,333
308,515	Commonbond Student Loan Trust Series 2019-A-GS, Class A1* 2.540%, 01/25/47	283,576
492,222	Commonbond Student Loan Trust Series 2021-B-GS, Class A* 1.170%, 09/25/51	432,037
2,000,000	Credit Acceptance Auto Loan Trust Series 2024-1A, Class A* 5.680%, 03/15/34	2,026,541
1,000,000	Dell Equipment Finance Trust 2024-2, Class B* 4.820%, 08/22/30	1,005,396
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A 3.320%, 05/15/27	1,499,290
638,325	ELFI Graduate Loan Program, LLC Series 2021-A, Class A* 1.530%, 12/26/46	574,836
874,505	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	852,812
180,484	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	181,287
1,500,000	Enterprise Fleet Financing, LLC Series 2024-2, Class A3* 5.610%, 04/20/28	1,529,266
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3* 5.280%, 01/18/28	1,008,224
220,108	MMAF Equipment Finance LLC Series 2017-B, Class A5* 2.720%, 06/15/40	219,125
PRINCIPAL AMOUNT		VALUE
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3* 5.540%, 12/13/29	$2,036,867
913,515	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2* 2.120%, 01/15/69	864,456
132,451	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A* 0.870%, 07/14/28	131,126
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B* 1.260%, 07/14/28	759,694
520,485	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	513,207
515,052	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	515,336
1,108,367	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4* 4.180%, 12/15/28	1,106,212
1,783,673	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3* 5.790%, 01/22/29	1,795,506
792,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	769,130
793,063	SoFi Professional Loan Program Trust Series 2020-C, Class AFX* 1.950%, 02/15/46	743,190
357,781	SoFi Professional Loan Program, LLC Series 2018-D, Class A2FX* 3.600%, 02/25/48	353,040
2,000,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A* 4.930%, 06/25/36	2,037,246
1,000,000	Volvo Financial Equipment, LLC Series 2024-1A, Class A3* 4.290%, 10/16/28	998,538
		24,980,852
	Industrials (0.2%)
947,372	John Deere Owner Trust Series 2021-B, Class A4 0.740%, 05/15/28	947,372
	Other (12.5%)
2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	1,912,917
500,000	American Express Credit Account Master Trust Series 2023-2, Class A 4.800%, 05/15/30	509,862

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
166,595	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	$166,840
1,778,794	Amur Equipment Finance Receivables XIII, LLC - Class A2, Series 2024-1A* 5.380%, 01/21/31	1,794,521
1,000,000	BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/27	998,617
238,976	CCG Receivables Trust Series 2021-2, Class B* 1.270%, 03/14/29	238,645
1,000,000	CCG Receivables Trust Series 2023-1, Class B* 5.990%, 09/16/30	1,017,258
1,000,000	CCG Receivables Trust Series 2023-1, Class C* 6.280%, 09/16/30	1,017,022
1,013,333	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	938,454
2,400,000	CNH Equipment Trust Series 2024-B, Class A3 5.190%, 09/17/29	2,435,285
2,000,000	Compass Datacenters Issuer II, LLC Series 2024-1A, Class A1* 5.250%, 02/25/49	2,017,669
2,000,000	CyrusOne Data Centers Issuer I, LLC Series 2023-2A, Class A2* 5.560%, 11/20/48	2,014,858
133,282	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	133,319
2,000,000	DLLAA, LLC Series 2025-1A, Class A3* 4.950%, 09/20/29	2,029,588
1,964,441	DLLAD, LLC Series 2023-1A, Class A3* 4.790%, 01/20/28	1,967,211
1,458,750	Domino's Pizza Master Issuer, LLC Series 2021-1A, Class A21* 2.662%, 04/25/51	1,354,849
2,000,000	Ford Credit Auto Owner Trust Series 2024-1, Class A*** 4.870%, 08/15/36	2,030,248
2,000,000	GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A1* 4.730%, 11/15/29	2,019,819
2,000,000	GreatAmerica Leasing Receivables Funding, LLC Series 2025-1, Class A3* 4.490%, 04/16/29	2,010,034
1,000,000	HPEFS Equipment Trust Series 2024-1A, Class B* 5.180%, 05/20/31	1,004,501
PRINCIPAL AMOUNT		VALUE
1,000,000	HPEFS Equipment Trust Series 2024-1A, Class D* 5.820%, 11/20/31	$1,011,578
919,032	Kubota Credit Owner Trust Series 2023-1A, Class A3* 5.020%, 06/15/27	920,728
1,167,000	MetroNet Infrastructure Issuer, LLC Series 2022-1A, Class A2* 6.350%, 10/20/52	1,190,617
400,000	MetroNet Infrastructure Issuer, LLC Series 2024-1A, Class A2* 6.230%, 04/20/54	411,425
101,432	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	101,291
1,500,000	NextGear Floorplan Master Owner Trust Series 2023-1A, Class A2* 5.740%, 03/15/28	1,515,765
854,153	NMEF Funding, LLC Series 2024-A, Class A2* 5.150%, 12/15/31	857,170
164,320	OCCU Auto Receivables Trust Series 2023-1A, Class A2* 6.230%, 04/15/27	164,568
2,000,000	PEAC Solutions Receivables, LLC Series 2025-1A, Class A2* 4.940%, 10/20/28	2,001,891
1,477,370	Post Road Equipment Finance, LLC Series 2024-1A, Class A2* 5.590%, 11/15/29	1,486,082
414,980	SCF Equipment Leasing, LLC Series 2022-1A, Class A3* 2.920%, 07/20/29	412,530
1,000,000	SCF Equipment Leasing, LLC Series 2023-1A, Class A3* 6.170%, 05/20/32	1,013,138
989,167	SVC ABS, LLC Series 2023-1A, Class A* 5.150%, 02/20/53	983,504
96,532	USAA Auto Owner Trust Series 2022-A, Class A3* 4.860%, 11/16/26	96,538
2,000,000	USAA Auto Owner Trust Series 2024-A, Class A3* 5.030%, 03/15/29	2,020,539
1,000,000	Vantage Data Centers Issuer, LLC Series 2021-1A ,Class A2* 2.165%, 10/15/46	957,585
1,000,000	Vantage Data Centers Issuer, LLC Series 2024-1A,Class A2* 5.100%, 09/15/54	988,472
1,720,869	Veridian Auto Receivables Trust Series 2023-1A, Class A3* 5.560%, 03/15/28	1,725,118

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	Verizon Master Trust Series 2023-1, Class A 4.490%, 01/22/29	$998,937
1,000,000	Verizon Master Trust Series 2023-6, Class A* 5.350%, 09/22/31	1,034,134
707,164	World Omni Auto Receivables Trust Series 2022-B, Class A3 3.250%, 07/15/27	703,736
		48,206,863
	Utilities (0.1%)
291,601	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3 3.060%, 02/15/27	290,699
	TOTAL ASSET BACKED SECURITIES (Cost $78,572,780)	78,665,845
MUNICIPAL OBLIGATIONS (3.2%)
	Consumer Discretionary (0.2%)
300,000	Washington State Housing Finance Commission 5.345%, 12/01/27	308,701
200,000	Washington State Housing Finance Commission 5.285%, 06/01/27	204,579
		513,280
	Other (2.9%)
100,000	Alaska Housing Finance Corp. 4.808%, 06/01/27	101,417
250,000	Armada Area Schools 0.950%, 05/01/25	249,976
155,000	City of Auburn CA 0.961%, 06/01/25	154,541
250,000	City of Carmel IN Waterworks Revenue 4.966%, 05/01/28	254,143
280,000	City of Mishawaka IN 4.680%, 02/15/26	280,848
205,000	City of Mishawaka IN 4.700%, 08/15/26	206,363
120,000	City of Omaha NE 0.983%, 04/15/26	116,480
500,000	Colorado Housing & Finance Authority 5.452%, 11/01/27	515,850
500,000	Colorado Housing & Finance Authority 5.402%, 05/01/27	512,485
300,000	Colorado Housing & Finance Authority 1.650%, 11/01/25	295,996
895,000	Connecticut Housing Finance Authority 0.974%, 11/15/25	880,344
250,000	Corona-Norco Unified School District 1.000%, 09/01/25	247,220
PRINCIPAL AMOUNT		VALUE
135,000	East Montgomery County Improvement District Sales Tax Revenue 1.550%, 08/15/26	$130,781
175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	172,589
440,000	Florida Housing Finance Corp. 5.077%, 07/01/26	440,346
215,000	Florida Housing Finance Corp. 5.086%, 01/01/27	215,469
195,000	Florida Housing Finance Corp. 5.136%, 07/01/27	195,928
250,000	Indiana Housing & Community Development Authority 5.065%, 01/01/27	254,001
175,000	Indiana Housing & Community Development Authority 5.095%, 07/01/26	176,881
160,000	Indiana Housing & Community Development Authority 5.095%, 01/01/26	160,844
505,000	Iowa Finance Authority 5.502%, 07/01/28	526,737
350,000	Iowa Finance Authority 5.412%, 07/01/27	360,144
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue 1.737%, 10/01/25	691,622
280,000	Minnesota Housing Finance Agency 5.113%, 01/01/26	280,750
450,000	Nevada Housing Division 5.268%, 04/01/27	460,296
435,000	Nevada Housing Division 5.338%, 10/01/27	447,935
250,000	Nevada Housing Division 5.251%, 10/01/26	254,027
385,000	New York City Transitional Finance Authority 1.250%, 05/01/26	374,032
5,000	New York City Transitional Finance Authority 1.250%, 05/01/26	4,860
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 3.430%, 08/01/26	386,676
255,000	New York State Dormitory Authority 2.438%, 02/15/26	251,458
400,000	Regional Transportation Authority 3.000%, 06/01/25	399,529
155,000	State of Hawaii 1.033%, 08/01/25	153,733
250,000	Thornapple Kellogg School District 0.930%, 05/01/25	249,976
145,000	Victor Valley Community College District 2.878%, 08/01/26	142,843

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
170,000	Westminster Public Schools 0.906%, 12/01/26	$162,045
125,000	Wichita Falls 4B Sales Tax Corp. 1.049%, 09/01/25	123,588
340,000	Williamston Community Schools School District 1.050%, 05/01/25	339,968
		11,172,721
	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	504,174
	TOTAL MUNICIPAL OBLIGATIONS (Cost $12,075,335)	12,190,175
RESIDENTIAL MORTGAGE BACKED SECURITIES (1.2%)
478,222	BANK Series 2019-BN16, Class A2 3.933%, 02/15/52	473,386
2,652,255	GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A*‡ 4.466%, 09/10/38	2,637,390
1,285,481	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡ 2.500%, 09/25/51	1,143,625
510,067	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡ 2.500%, 04/25/52	451,225
	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $4,882,097)	4,705,626
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.5%)
9,673,985	State Street Navigator Securities Lending Government Money Market Portfolio, 4.339%†*** (Cost $9,673,985)	9,673,985
	TOTAL INVESTMENTS (99.8%) (Cost $384,144,072)	385,867,387
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.5%)		(9,673,985)
OTHER ASSETS, LESS LIABILITIES (2.7%)		10,434,316
NET ASSETS (100.0%)		$386,627,718

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2025.

***  The rate disclosed is the 7 day net yield as of April 30, 2025.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys
20,000,000	U.S. Treasury Note 5-Year	Jun 2025	$21,839,063	$331,111	*

*  This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

On May 7, 2025, there was an in-kind redemption from an affiliated investor in the Calamos Timpani SMID Growth Fund representing approximately 13% of total net assets.

On April 11, 2025, the Board of Trustees of Calamos Investment Trust approved a proposal to reorganize Calamos Dividend Growth Fund (the "Disappearing Fund") with and into Calamos Growth and Income Fund (the "Reorganization"). The proposed Reorganization is subject to approval by the shareholders of the Disappearing Fund. A proxy statement/prospectus detailing the proposed Reorganization is expected to be mailed to the Disappearing Fund's shareholders on or about July 3, 2025, and a shareholder meeting is scheduled to be held on or about August 19, 2025. If shareholder approval of the proposed Reorganization is obtained, it is expected that the proposed Reorganization will take place at the close of business on or about August 29, 2025.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds.

Adoption of New Accounting Standards. In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2023-07, Segment Reporting (Topic 280). The ASU applies to all public entities that are required to report segment information in accordance with Accounting Standards Codification Topic 280 (ASC 280).

ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant operating segment expenses. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. The Funds have adopted ASU 2023-07 as of April 30, 2025, with no material impact on the Funds' financial statements. As defined under ASU No. 2023-07 the chief operating decision maker ("CODM") consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. Each Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the

www.calamos.com

Notes to Financial Statements (Unaudited)

consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

If the Adviser's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of April 30, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds and Classes. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of the Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity and Dynamic

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis. Expenses directly attributable to a particular class of a fund in the Trust are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds' taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2022—2024 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions for those Funds that have been in existence during that time, and for all years since inception for those Funds created subsequent to October 31, 2022.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund, as shown below:

AVERAGE DAILY NET ASSETS	GROWTH FUND ANNUAL RATE	EVOLVING WORLD GROWTH FUND ANNUAL RATE	TOTAL RETURN BOND FUND ANNUAL RATE	SELECT FUND, DIVIDEND GROWTH FUND, INTERNATIONAL GROWTH FUND*, GLOBAL EQUITY FUND*, GLOBAL OPPORTUNITIES FUND ANNUAL RATE
First $500 million	1.00%	1.10%	0.45%	1.00%
Next $500 million	0.90%	1.05%	0.43%	0.95%
Next $5 billion	0.80%	1.00%	0.41%	0.90%
Over $6 billion	0.70%	0.90%	0.35%	0.80%

*  International Growth Fund and Global Equity Fund are subject to a possible adjustment based on performance as described below.

AVERAGE DAILY NET ASSETS	GLOBAL CONVERTIBLE FUND ANNUAL RATE	TIMPANI SMALL CAP GROWTH FUND ANNUAL RATE	TIMPANI SMID GROWTH FUND ANNUAL RATE	SHORT-TERM BOND FUND ANNUAL RATE	GROWTH AND INCOME FUND, CONVERTIBLE FUND, MARKET NEUTRAL INCOME FUND, HEDGED EQUITY FUND ANNUAL RATE	HIGH INCOME OPPORTUNITIES FUND ANNUAL RATE	PHINEUS LONG/SHORT FUND ANNUAL RATE
First $500 million	0.85%	0.90%	0.95%	0.30%	0.75%	0.60%	1.25%
Next $500 million	0.80%	0.80%	0.85%	0.27%	0.70%	0.55%	1.20%
Over $1 billion	0.75%	0.75%	0.80%	0.25%	0.65%	0.50%	1.15%

www.calamos.com

Notes to Financial Statements (Unaudited)

AVERAGE DAILY NET ASSETS	MERGER ARBITRAGE FUND ANNUAL RATE	INTERNATIONAL SMALL CAP GROWTH FUND ANNUAL RATE
First $500 million	1.00%	0.95%
Next $500 million	0.95%	0.90%
Over $1 billion	0.90%	0.85%

The average investment advisory fee as of the period ended April 30, 2025 was as follows:

FUND	PERCENTAGE
Market Neutral Income Fund	0.65%
Hedged Equity Fund	0.74
Phineus Long/Short Fund	1.22
Merger Arbitrage Fund	1.00
Convertible Fund	0.73
Global Convertible Fund	0.85
Timpani Small Cap Growth Fund	0.90
Timpani SMID Growth Fund	0.95
Growth Fund	0.90
Growth and Income Fund	0.68
Dividend Growth Fund	1.00
Select Fund	1.00
International Growth Fund	1.00
Evolving World Growth Fund	1.10
Global Equity Fund	1.00
Global Opportunities Fund	1.00
International Small Cap Growth Fund	0.95
Total Return Bond Fund	0.45
High Income Opportunities Fund	0.60
Short-Term Bond Fund	0.30

Each of the International Growth and Global Equity Funds pays a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, subject to possible adjustment based on the Fund's investment performance (since March 2006 for International Growth Fund and since February 2008 for Global Equity Fund). The performance adjustment increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of a Fund's average daily net assets over the performance period for each full 1% increment amount by which a Fund outperforms or underperforms the benchmark index ("Index"), on an annualized basis, over the performance measurement period. The benchmark indexes are the MSCI EAFE Growth Index and the MSCI World Index for the International Growth Fund and Global Equity Fund, respectively.

The base fee is shown in the table above. The performance adjustment rate is calculated by comparing over the performance measurement period the Fund's Class A share performance to that of the respective Index. The performance measurement period commenced at the beginning of each Fund's first full month of operation (April 2005 and March 2007 for the International Growth Fund and Global Equity Fund, respectively). The first performance adjustment was applied to the advisory fee at the end of the twelfth month. Each month subsequent to the twelfth month, a new month is added to the performance measurement period until the performance measurement period includes 36 months. Thereafter, the performance measurement period consists of the most recent month plus the previous 35 months.

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/- 0.30% of the Fund's average daily net assets over the performance measurement period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms the Index during that period.

Each Fund may invest in shares of the Timpani Small Cap Growth Fund ("SCG"), Timpani SMID Growth Fund ("SMID") or Short-Term Bond Fund ("STBF"). Calamos Advisors has contractually agreed to waive a portion of its advisory fee charged to the Fund equal to the advisory fee paid by SCG, SMID or STBF, respectively, attributable to the Fund's investment in SCG, SMID or STBF, respectively, based on daily net assets. For the period ended April 30, 2025, the total advisory fees waived pursuant to such agreement were $497,239 for the Market Neutral Income Fund and are included in the Statements of Operations under the caption "Expense reductions".

As of April 30, 2025, the Market Neutral Income Fund had holdings of $336.1 million in STBF. During the period from November 1, 2024 through April 30, 2025, the Market Neutral Income Fund had no net subscriptions and earned $7.9 million in dividends.

When a fund in the Calamos Family of Funds (an "Acquiring Fund") invests in shares of another fund in the Calamos Family of Funds (an "Acquired Fund"), the portion of the Acquiring Fund's advisory fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Each Fund reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statements of Operations.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund as a percentage of the average daily net assets through March 1, 2026 (except as noted) as follows:

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos Market Neutral Income Fund	1.75%	2.50%	1.50%	1.50% less the annual sub-transfer agency ratio*
Calamos Hedged Equity Fund	1.25%	2.00%	1.00%	—
Calamos Phineus Long/Short Fund	2.00%	2.75%	1.75%	—
Calamos Merger Arbitrage Fund(1)	1.50%	2.25%	1.25%	—
Calamos Convertible Fund	1.75%	2.50%	1.50%	—
Calamos Global Convertible Fund	1.35%	2.10%	1.10%	—
Calamos Timpani Small Cap Growth Fund	1.30%	2.05%	1.05%	1.05% less the annual sub-transfer agency ratio*
Calamos Timpani SMID Growth Fund	1.35%	—	1.10%	1.10% less the annual sub-transfer agency ratio*
Calamos Growth Fund	1.75%	2.50%	1.50%	—
Calamos Growth and Income Fund	1.75%	2.50%	1.50%	1.50% less the annual sub-transfer agency ratio*
Calamos Dividend Growth Fund	1.35%	2.10%	1.10%	—
Calamos Select Fund	1.15%	1.90%	0.90%	—

www.calamos.com

Notes to Financial Statements (Unaudited)

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos International Growth Fund	1.20%	1.95%	0.95%	0.95% less the annual sub-transfer agency ratio*
Calamos Evolving World Growth Fund	1.30%	2.05%	1.05%	—
Calamos Global Equity Fund	1.40%	2.15%	1.15%	1.15% less the annual sub-transfer agency ratio*
Calamos Global Opportunities Fund	1.22%	1.97%	0.97%	—
Calamos International Small Cap Growth Fund(2)	1.35%	2.10%	1.10%	1.10% less the annual sub-transfer agency ratio*
Calamos Total Return Bond Fund	0.90%	1.65%	0.65%	—
Calamos High Income Opportunities Fund	1.00%	1.75%	0.75%	—
Calamos Short-Term Bond Fund	0.65%	—	0.40%	—

*  The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregated average annual net assets of the Fund's other share classes.

(1)  The Contractual limitation is through October 31, 2026 for the Calamos Merger Arbitrage Fund.

(2)  The Contractual limitation is through March 31, 2026 for the Calamos International Small Cap Growth Fund.

For the period ended April 30, 2025, Calamos Advisors waived or absorbed the following expenses:

FUND	AMOUNT
Market Neutral Income Fund	$497,239
Merger Arbitrage Fund	52,049
Timpani Small Cap Growth Fund	42,657
Timpani SMID Growth Fund	45,271
Dividend Growth Fund	57,246
Select Fund	103,588
International Growth Fund	309,135
Evolving World Growth Fund	654,739
Global Equity Fund	48,374
Global Opportunities Fund	315,795
International Small Cap Growth Fund	81,634
Total Return Bond Fund	49,740
High Income Opportunities Fund	65,826
Short-Term Bond Fund	3,109

These amounts are included in the Statements of Operations under the caption "Expense reductions".

As Distributor, Calamos Financial Services LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays to CFS a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the Fund's Class A shares; a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75% of the average daily net assets of the Fund's Class C shares. No such fees are paid on each Fund's Class I or Class R6 shares.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund's Class A shares. During the period ended April 30, 2025, CFS received commissions and underwriting fees as follows:

FUND	AMOUNT
Market Neutral Income Fund	$8,085
Hedged Equity Fund	1,357
Phineus Long/Short Fund	4,087
Convertible Fund	1,907
Global Convertible Fund	42
Timpani Small Cap Growth Fund	9,206
Growth Fund	29,133
Growth and Income Fund	59,724
Dividend Growth Fund	1,456
Select Fund	2,994
International Growth Fund	1,511
Evolving World Growth Fund	107
Global Equity Fund	1,684
Global Opportunities Fund	3,818
Total Return Bond Fund	4
High Income Opportunities Fund	68
Short-Term Bond Fund	41

A Trustee and certain officers of the Trust are also officers and directors of CFS and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

As of April 30, 2025, certain affiliates of Calamos Advisors hold material investments in the Funds as follows:

FUND	PERCENTAGE
Merger Arbitrage Fund	51%
Timpani SMID Growth Fund	64
Select Fund	36
International Small Cap Growth Fund	34
High Income Opportunities Fund	36

As of April 30, 2025, the Market Neutral Income Fund held 86.9% of the outstanding shares of Short-Term Bond Fund.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.

At April 30, 2025, the Funds had deferred compensation balances, which are included in "Other assets" on the Statements of Assets and Liabilities, as follows:

FUND	AMOUNT
Market Neutral Income Fund	$184,642
Convertible Fund	189,446
Growth Fund	918,257

www.calamos.com

Notes to Financial Statements (Unaudited)

FUND	AMOUNT
Growth and Income Fund	$396,504
Select Fund	98,443
International Growth Fund	61,963
Evolving World Growth Fund	18,259
Global Equity Fund	31,782
Global Opportunities Fund	149,118
Total Return Bond Fund	35,763
High Income Opportunities Fund	108,484

Each Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to trustees" on the Statements of Assets and Liabilities at April 30, 2025.

Interfund Lending Program and Joint Credit Agreement

The SEC has granted an exemptive order to the Funds permitting the Funds to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other (an "Interfund Loan") for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program"). The InterFund Program is subject to a number of conditions, which are discussed in detail in the Funds' statement of additional information. Any loan made through the InterFund Program is expected to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The duration of an InterFund Loan will be limited to the time required to receive payment for securities sold, but in no event more than seven days. In addition, each InterFund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. No Interfund Loans were made during the period.

On April 30, 2021, the Trust, on behalf of the Funds, entered into a $50,000,000 Demand Discretionary Credit Agreement with State Street Bank and Trust Company (the "Credit Agreement"). Effective May 10, 2022, International Small Cap Fund was added to the Credit Agreement. On November 30, 2022, the Credit Agreement was increased to $100,000,000. Each Fund may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful temporary purposes. Borrowing results in interest expense and other fees and expenses, which may increase a Fund's net expenses and reduce a Fund's return. In addition, borrowing by a Fund may create leverage by increasing a Fund's investment exposure. This will result in changes in a Fund's net asset value, either positive or negative, being greater than it would have been if the Fund had not borrowed. Administration, legal, and arrangement fees, if applicable, under the Credit Agreement are allocated among Funds based upon factors deemed relevant by the Adviser and the Board of each Fund, while fees on any amounts drawn by a Fund under the Credit Agreement are borne by that Fund. At April 30, 2025, there were no borrowings under the Credit Agreement. Please see the supplement to the Prospectus and Statement of Additional Information for more information about the Credit Agreement.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the period ended April 30, 2025 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $1,755,949,703 and $1,694,810,385 for Market Neutral income Fund, $2,535,721,094 and $2,110,433,079 for Phineus Long/Short Fund, and $489,663 and $526,888 for Merger Arbitrage Fund, respectively.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Market Neutral Income Fund	$—	$2,667,161,562	$—	$2,218,084,378
Hedged Equity Fund	—	30,361,971	—	18,748,469
Phineus Long/Short Fund	—	1,143,378,892	—	1,138,701,310
Merger Arbitrage Fund	—	1,250,819	—	1,206,500
Convertible Fund	—	356,699,574	—	436,655,026
Global Convertible Fund	1,072,046	25,761,308	—	23,562,395

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Timpani Small Cap Growth Fund	$—	$401,051,164	$—	$371,972,538
Timpani SMID Growth Fund	—	33,043,966	—	26,457,275
Growth Fund	—	421,146,627	—	508,769,868
Growth and Income Fund	—	404,395,536	—	545,143,669
Dividend Growth Fund	—	1,945,352	—	2,279,811
Select Fund	—	15,096,988	—	16,667,158
International Growth Fund	—	193,976,705	—	200,838,814
Evolving World Growth Fund	—	288,531,119	—	316,771,115
Global Equity Fund	—	89,254,878	—	89,639,861
Global Opportunities Fund	—	166,477,030	—	171,665,568
International Small Cap Growth Fund	—	4,957,801	—	4,938,847
Total Return Bond Fund	1,236,457	1,329,307	1,406,498	1,819,979
High Income Opportunities Fund	—	5,787,912	—	6,625,287
Short-Term Bond Fund	8,941,172	74,594,368	6,298,451	64,858,978

Note 4 – Income Taxes

The following information is presented on a federal income tax basis as of April 30, 2025. Differences between the cost basis under U.S. GAAP and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at April 30, 2025 was as follows*:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$9,492,939,599	$4,896,012,615	$(121,749,973)	$4,774,262,642
Hedged Equity Fund	466,540,040	276,201,507	(20,806,734)	255,394,773
Phineus Long/Short Fund	540,680,284	88,395,514	(60,012,120)	28,383,394
Merger Arbitrage Fund	1,703,647	69,714	(97,635)	(27,921)
Convertible Fund	779,044,503	81,907,149	(33,493,189)	48,413,960
Global Convertible Fund	141,014,935	14,047,120	(7,727,330)	6,319,790
Timpani Small Cap Growth Fund	284,389,027	85,624,676	(12,932,699)	72,691,977
Timpani SMID Growth Fund	26,349,284	5,974,619	(939,719)	5,034,900
Growth Fund	739,915,059	717,289,997	(10,702,119)	706,587,878
Growth and Income Fund	1,424,292,883	1,235,195,291	(33,194,016)	1,202,001,275
Dividend Growth Fund	10,798,883	10,062,453	(211,560)	9,850,893
Select Fund	32,801,775	20,869,518	(334,271)	20,535,247
International Growth Fund	203,057,748	52,833,024	(3,285,031)	49,547,993
Evolving World Growth Fund	303,814,276	79,815,853	(7,153,562)	72,662,291
Global Equity Fund	94,793,872	40,241,963	(3,511,254)	36,730,709
Global Opportunities Fund	213,035,727	59,613,108	(4,723,052)	54,890,056
International Small Cap Growth Fund	4,665,319	918,265	(101,138)	817,127
Total Return Bond Fund	32,267,346	225,477	(2,507,450)	(2,281,973)
High Income Opportunities Fund	37,482,835	406,579	(1,937,955)	(1,531,376)
Short-Term Bond Fund	384,144,072	3,957,159	(1,902,733)	2,054,426

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

www.calamos.com

Notes to Financial Statements (Unaudited)

The tax character of distributions for the period ended April 30, 2025 will be determined at the end of each Fund's current fiscal year. Distributions during the fiscal year ended October 31, 2024 were characterized for federal income tax purposes as follows:

	YEAR ENDED OCTOBER 31, 2024
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Market Neutral Income Fund	$525,296,319	$265,804,258	$—
Hedged Equity Fund	3,579,087	—	—
Phineus Long/Short Fund	17,523,678	—	—
Merger Arbitrage Fund	13,044	—	—
Convertible Fund	9,594,758	10,737,844	—
Global Convertible Fund	—	—	—
Timpani Small Cap Growth Fund	—	—	—
Timpani SMID Growth Fund	—	—	—
Growth Fund	—	54,359,459	—
Growth and Income Fund	18,132,723	88,007,410	—
Dividend Growth Fund	40,388	676,194	—
Select Fund	7,508	1,903,922	—
International Growth Fund	513,134	43	—
Evolving World Growth Fund	1,902,391	—	—
Global Equity Fund	71,230	—	—
Global Opportunities Fund	1,371,661	—	—
International Small Cap Growth Fund	—	—	—
Total Return Bond Fund	1,465,570	—	—
High Income Opportunities Fund	2,310,301	—	—
Short-Term Bond Fund	17,686,651	—	—

As of October 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
Undistributed ordinary income	$111,134,664	$955,367	$44,472,280	$58,245	$3,803,876
Undistributed capital gains	—	—	13,857,520	—	4,809,369
Total undistributed earnings	111,134,664	955,367	58,329,800	58,245	8,613,245
Accumulated capital and other losses	(1,509,570,044)	(85,140,085)	—	—	—
Net unrealized gains/(losses)	3,119,397,434	265,591,838	123,203,517	(63,052)	91,937,334
Total accumulated earnings/(losses)	1,720,962,054	181,407,120	181,533,317	(4,807)	100,550,579
Other	(238,809,574)	(182,553)	(51,861,230)	—	(1,244,112)
Paid-in-capital	13,593,083,769	515,971,813	914,157,596	2,101,786	771,902,425
Net assets applicable to common shareholders	$15,075,236,249	$697,196,380	$1,043,829,683	$2,096,979	$871,208,892

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
Undistributed ordinary income	$—	$10,564,275	$729,029	$40,139,092	$8,163,259
Undistributed capital gains	—	—	47,816	53,872,610	117,487,719
Total undistributed earnings	—	10,564,275	776,845	94,011,702	125,650,978
Accumulated capital and other losses	(6,153,761)	(87,467,547)	—	—	—
Net unrealized gains/(losses)	2,775,825	80,000,044	6,211,478	795,589,797	1,334,115,777
Total accumulated earnings/(losses)	(3,377,936)	3,096,772	6,988,323	889,601,499	1,459,766,755
Other	—	—	—	(23,716,069)	(17,964,269)
Paid-in-capital	131,183,649	344,275,864	19,261,072	669,086,381	1,391,161,938
Net assets applicable to common shareholders	$127,805,713	$347,372,636	$26,249,395	$1,534,971,811	$2,832,964,424
	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
Undistributed ordinary income	$14,611	$384,928	$—	$—	$2,781,092
Undistributed capital gains	516,523	3,613,232	10,308,332	—	8,247,737
Total undistributed earnings	531,134	3,998,160	10,308,332	—	11,028,829
Accumulated capital and other losses	—	—	—	(90,573,715)	—
Net unrealized gains/(losses)	10,443,506	22,471,798	56,208,804	95,330,650	51,827,358
Total accumulated earnings/(losses)	10,974,640	26,469,958	66,517,136	4,756,935	62,856,187
Other	(9,672)	(117,456)	(75,504)	(434,537)	(1,460,936)
Paid-in-capital	9,679,729	29,744,734	176,038,893	392,319,749	72,185,030
Net assets applicable to common shareholders	$20,644,697	$56,097,236	$242,480,525	$396,642,147	$133,580,281
	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
Undistributed ordinary income	$1,124,097	$—	$34,864	$64,972	$184,420
Undistributed capital gains	19,698,546	—	—	—	—
Total undistributed earnings	20,822,643	—	34,864	64,972	184,420
Accumulated capital and other losses	—	(278,245)	(2,646,085)	(12,720,933)	(12,335,054)
Net unrealized gains/(losses)	72,545,006	536,225	(2,750,042)	(1,390,990)	(4,692,514)
Total accumulated earnings/(losses)	93,367,649	257,980	(5,361,263)	(14,046,951)	(16,843,148)
Other	(2,976,125)	—	(111,615)	(118,451)	(1,299)
Paid-in-capital	189,009,982	5,461,999	35,703,075	51,600,992	383,896,303
Net assets applicable to common shareholders	$279,401,506	$5,719,979	$30,230,197	$37,435,590	$367,051,856

The following Funds had capital loss carryforwards for the year ended October 31, 2024, with no expiration date, available to offset future realized capital gains:

FUND	SHORT-TERM	LONG-TERM
Market Neutral Income Fund	$716,054,629	$793,515,415
Hedged Equity Fund	35,774,811	49,365,274
Global Convertible Fund	3,794,009	2,359,751
Timpani Small Cap Growth Fund	87,467,547	—
Evolving World Growth Fund	90,573,715	—
International Small Cap Growth Fund	278,245	—
Total Return Bond Fund	1,207,792	1,438,293
High Income Opportunities Fund	1,165,204	11,555,729
Short-Term Bond Fund	4,144,821	8,190,233

www.calamos.com

Notes to Financial Statements (Unaudited)

The following Funds had capital loss carryforwards utilized in the year ended October 31, 2024:

FUND	UTILIZED
Global Convertible Fund	$1,781,088
Timpani Small Cap Growth Fund	54,051,338
Timpani SMID Growth Fund	3,584,018
International Growth Fund	19,729,439
Evolving World Growth Fund	24,883,026
Global Equity Fund	87,223
Global Opportunities Fund	14,549,671
International Small Cap Growth Fund	359,630

Note 5 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Accrued dividends on securities sold short are disclosed within other accounts payable and accrued liabilities on the Statements of Assets and Liabilities. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 6 – Derivative Instruments

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund's custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. A Fund's net counterparty exposure is reflected in the counterparty table below. The net unrealized gain, if any, represents the credit risk to the respective Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts.

As of April 30, 2025, the Funds had outstanding forward foreign currency contracts listed on the Schedules of Investments.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of April 30, 2025, the Funds had outstanding purchased options and/or written options as listed on the Schedule of Investments.

As of April 30, 2025, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	MARKET NEUTRAL INCOME FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$112,135,700	$—
Exchange-traded written options(3)	—	428,342,375
Forward foreign currency contracts(1)	116,509	15,547,257
Over the counter purchased options(2)	32,281,247	—
Total return swaps(4)	—	1,448,405
	$144,533,456	$445,338,037

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Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	HEDGED EQUITY FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$27,058,175	$—
Exchange-traded written options(3)	—	18,694,300
	$27,058,175	$18,694,300
	PHINEUS LONG/SHORT FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$23,914,601	$—
Exchange-traded written options(3)	—	16,844,656
	$23,914,601	$16,844,656
	CONVERTIBLE FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$8,644	$53,929
	$8,644	$53,929
	GLOBAL CONVERTIBLE FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$117,708	$—
	$117,708	$—
	GROWTH FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$387,800	$—
Exchange-traded written options(3)	—	42,900
	$387,800	$42,900
	GROWTH AND INCOME FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$10,484,435	$—
Exchange-traded written options(3)	—	351,523
	$10,484,435	$351,523
	INTERNATIONAL GROWTH FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$1,613,273	$—
Forward foreign currency contracts(1)	996,125	183,704
	$2,609,398	$183,704
	EVOLVING WORLD GROWTH FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$6,823,861	$—
Forward foreign currency contracts(1)	378,788	221,919
	$7,202,649	$221,919

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	GLOBAL EQUITY FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$475,802	$—
Forward foreign currency contracts(1)	—	38,808
	$475,802	$38,808
	GLOBAL OPPORTUNITIES FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$1,594,366	$—
Forward foreign currency contracts(1)	—	92,080
	$1,594,366	$92,080
	INTERNATIONAL SMALL CAP GROWTH FUND
Gross amounts at fair value:
Exchange-traded purchased options(2)	$2,872	$—
Forward foreign currency contracts(1)	24,939	2,006
	$27,811	$2,006
	TOTAL RETURN BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$33,111	$—
	$33,111	$—
	SHORT-TERM BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$—	$331,111
	$—	$331,111

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
MARKET NEUTRAL INCOME FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED(a)	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$—	$471,981	$471,981	$—	$—
Northern Trust Company	ISDA	74,672	1,698,742	—	—	1,624,070
State Street Bank and Trust	ISDA	41,837	13,376,534	13,334,697	—	—
Bank of America NA	ISDA	—	478,601	478,601	—	—
Citibank NA	ISDA	—	969,804	969,804	—	—
		$116,509	$16,995,662	$15,255,083	$—	$1,624,070

(a)  Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty

CONVERTIBLE FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$4,826	$—	$—	$4,826	$—
Northern Trust Company	ISDA	—	2,720	—	—	2,720
State Street Bank and Trust	ISDA	3,818	51,209	—	—	47,391
		$8,644	$53,929	$—	$4,826	$50,111

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Notes to Financial Statements (Unaudited)

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
INTERNATIONAL GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Northern Trust Company	ISDA	$166,891	$78,699	$—	$88,192	$—
State Street Bank and Trust	ISDA	829,234	105,005	—	724,229	—
		$996,125	$183,704	$—	$812,421	$—
EVOLVING WORLD GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
JPMorgan Chase Bank N.A.	ISDA	$—	$167,712	$—	$—	$167,712
Northern Trust Company	ISDA	246,317	—	—	246,317	—
State Street Bank and Trust	ISDA	132,471	54,207	—	78,264	—
		$378,788	$221,919	$—	$324,581	$167,712
GLOBAL EQUITY FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Northern Trust Company	ISDA	$—	$38,808	$—	$—	$38,808
		$—	$38,808	$—	$—	$38,808
GLOBAL OPPORTUNITIES FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Northern Trust Company	ISDA	$—	$81,868	$—	$—	$81,868
State Street Bank and Trust	ISDA	—	10,212	—	—	10,212
		$—	$92,080	$—	$—	$92,080
INTERNATIONAL SMALL CAP GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
State Street Bank and Trust	ISDA	$24,939	$2,006	$—	$22,933	$—
		$24,939	$2,006	$—	$22,933	$—

For the period ended April 30, 2025, the volume of derivative activity for the Fund is reflected below:*

FUND	FORWARD FOREIGN CURRENCY CONTRACTS(1)	PURCHASED OPTIONS(2)	WRITTEN OPTIONS(3)	SWAPS(4)	FUTURES CONTRACTS(5)
Market Neutral Income Fund	37,954,008	54,130	94,911	32,164,832	1
Hedged Equity Fund	—	85	760	—	—
Phineus Long/Short Fund	—	543,449	677,541	—	—
Merger Arbitrage Fund	—	6	52	—	—
Convertible Fund	24,371,126	1,050	300	—	—
Global Convertible Fund	—	207	—	—	—
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

FUND	FORWARD FOREIGN CURRENCY CONTRACTS(1)	PURCHASED OPTIONS(2)	WRITTEN OPTIONS(3)	SWAPS(4)	FUTURES CONTRACTS(5)
Growth Fund	—	20,890	19,490	—	—
Growth and Income Fund	—	71,690	9,865	—	—
Dividend Growth Fund	—	14	—	—	—
International Growth Fund	65,131,973	33,890	—	—	—
Evolving World Growth Fund	73,458,776	169,105	—	—	—
Global Equity Fund	—	1,977	120	—	—
Global Opportunities Fund	10,210,609	15,112	248	—	—
International Small Cap Growth Fund	1,025,308	260	—	—	—
Total Return Bond Fund	—	—	—	—	45
Short-Term Bond Fund	—	—	—	—	500

*  Activity during the period is measured by opened number of contracts for options purchased or written, opened foreign currency contracts (measured in notional), opened number of contracts for futures contracts, and opened total return swaps (measured in notional).

(1)  Generally, the Statement of Assets and Liabilities location for Forward contracts is "Unrealized appreciation on forward foreign currency contracts" for asset derivatives and "Unrealized depreciation on forward foreign currency contracts" for liability derivatives.

(2)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(3)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

(4)  Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and Unrealized depreciation on total return swaps for liability derivatives.

(5)  Generally, the Statement of Assets and Liabilities location for Futures contracts is Variation margin on open futures contracts for asset derivatives and Variation margin on open futures contracts for liability derivatives.

Note 7 – Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks through the Securities Loan Agreements. In Securities Loan Agreements, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests any cash collateral into short-term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities and the Schedule of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds' security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

www.calamos.com

Notes to Financial Statements (Unaudited)

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of April 30, 2025.

	AMOUNT OF COLLATERAL HELD IN SHORT-TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
FUND	CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
Market Neutral Income Fund	$692,816,793	$20,553,275	$713,370,068	$533,875,320	$164,183,801	$698,059,121	$15,310,947
Hedged Equity Fund	25,890,733	1,308,008	27,198,741	26,588,291	—	26,588,291	610,450
Phineus Long/Short Fund	41,639,966	1,726,686	43,366,652	42,294,348	—	42,294,348	1,072,304
Convertible Fund	74,749,053	1,324,620	76,073,673	1,977,709	72,440,346	74,418,055	1,655,618
Global Convertible Fund	16,793,640	1,380,305	18,173,945	591,399	17,109,242	17,700,641	473,304
Growth Fund	35,080,417	20,423,343	55,503,760	52,887,632	—	52,887,632	2,616,128
Growth and Income Fund	57,515,683	4,023,338	61,539,021	5,275,654	54,798,872	60,074,526	1,464,495
Dividend Growth Fund	716,183	104,534	820,717	801,973	—	801,973	18,744
Select Fund	694,946	—	694,946	682,885	—	682,885	12,061
International Growth Fund	15,468,354	58	15,468,412	14,447,878	—	14,447,878	1,020,534
Evolving World Growth Fund	14,093,979	4,534,312	18,628,291	16,677,276	1,385,821	18,063,097	565,194
Global Equity Fund	3,568,861	—	3,568,861	3,330,295	—	3,330,295	238,566
Global Opportunities Fund	11,248,883	—	11,248,883	3,400,040	7,455,729	10,855,769	393,114
Total Return Bond Fund	890,533	405,343	1,295,876	—	1,267,244	1,267,244	28,632
High Income Opportunities Fund	2,397,333	147,855	2,545,188	—	2,474,251	2,474,251	70,937
Short-Term Bond Fund	9,673,985	10,904,375	20,578,360	—	20,167,180	20,167,180	411,180

Note 8 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,543,150,430	$—	$5,543,150,430
Corporate Bonds	—	162,873,495	—	162,873,495
Convertible Preferred Stocks	447,801,745	—	—	447,801,745
Common Stocks	8,668,162,427	98,668,627	14,462,500	8,781,293,554
Exchange-Traded Fund	485,901,257	—	—	485,901,257
Investments in Affiliated Fund	336,071,124	—	—	336,071,124
Warrants	1,751,449	2,310,269	—	4,061,718
Rights	4,250	113,328	277,808	395,386
Over-the-counter Purchased Options	—	32,281,247	—	32,281,247
Exchange-Traded Purchased Options	112,135,700	—	—	112,135,700
Investment of Cash Collateral For Securities Loaned	—	692,816,793	—	692,816,793
Forward Foreign Currency Contracts	—	116,509	—	116,509
Total	$10,051,827,952	$6,532,330,698	$14,740,308	$16,598,898,958
Liabilities:
Common Stocks Sold Short	$2,997,539,190	$—	$—	$2,997,539,190
Forward Foreign Currency Contracts	—	15,547,257	—	15,547,257
Exchange-Traded Written Options	428,342,375	—	—	428,342,375
Total Return Swaps	—	1,448,405	—	1,448,405
Total	$3,425,881,565	$16,995,662	$—	$3,442,877,227
	HEDGED EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$664,038,501	$—	$—	$664,038,501
Exchange-Traded Fund	23,641,704	—	—	23,641,704
Exchange-Traded Purchased Option	27,058,175	—	—	27,058,175
Investment of Cash Collateral For Securities Loaned	—	25,890,733	—	25,890,733
Total	$714,738,380	$25,890,733	$—	$740,629,113
Liabilities:
Exchange-Traded Written Options	$18,694,300	$—	$—	$18,694,300
Total	$18,694,300	$—	$—	$18,694,300

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Notes to Financial Statements (Unaudited)

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$782,583,207	$28,434,920	$—	$811,018,127
Exchange-Traded Funds	67,726,710	—	—	67,726,710
Exchange-Traded Purchased Options	23,914,601	—	—	23,914,601
Investment of Cash Collateral For Securities Loaned	—	41,639,966	—	41,639,966
Total	$874,224,518	$70,074,886	$—	$944,299,404
Liabilities:
Common Stocks Sold Short	$42,026,000	$—	$—	$42,026,000
Exchange-Traded Funds Sold Short	316,365,070	—	—	316,365,070
Exchange-Traded Written Options	16,844,656	—	—	16,844,656
Total	$375,235,726	$—	$—	$375,235,726
	MERGER ARBITRAGE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$443,275	$—	$443,275
Common Stocks	1,170,560	225,177	92,213	1,487,950
Rights	—	216	755	971
Warrants	—	15	—	15
Total	$1,170,560	$668,683	$92,968	$1,932,211
Liabilities:
Common Stocks Sold Short	$256,485	$—	$—	$256,485
Total	$256,485	$—	$—	$256,485
	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$672,737,691	$—	$672,737,691
Convertible Preferred Stocks	79,971,719	—	—	79,971,719
Investment of Cash Collateral For Securities Loaned	—	74,749,053	—	74,749,053
Forward Foreign Currency Contracts	—	8,644	—	8,644
Total	$79,971,719	$747,495,388	$—	$827,467,107
Liabilities:
Forward Foreign Currency Contracts	$—	$53,929	$—	$53,929
Total	$—	$53,929	$—	$53,929

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$118,913,296	$—	$118,913,296
Convertible Preferred Stocks	10,433,893	—	—	10,433,893
U.S. Government and Agency Security	—	1,076,188	—	1,076,188
Exchange-Traded Purchased Option	117,708	—	—	117,708
Investment of Cash Collateral For Securities Loaned	—	16,793,640	—	16,793,640
Total	$10,551,601	$136,783,124	$—	$147,334,725
	TIMPANI SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$357,081,004	$—	$—	$357,081,004
Total	$357,081,004	$—	$—	$357,081,004
	TIMPANI SMID GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$31,384,184	$—	$—	$31,384,184
Total	$31,384,184	$—	$—	$31,384,184
	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,411,077,620	$—	$—	$1,411,077,620
Exchange-Traded Purchased Options	387,800	—	—	387,800
Investment of Cash Collateral For Securities Loaned	—	35,080,417	—	35,080,417
Total	$1,411,465,420	$35,080,417	$—	$1,446,545,837
Liabilities:
Exchange-Traded Written Options	$42,900	$—	$—	$42,900
Total	$42,900	$—	$—	$42,900

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Notes to Financial Statements (Unaudited)

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$395,832,431	$—	$395,832,431
Convertible Preferred Stocks	82,040,513	7,815,904	—	89,856,417
Common Stocks	2,019,226,758	11,618,698	—	2,030,845,456
U.S. Government and Agency Securities	—	42,111,259	—	42,111,259
Exchange-Traded Purchased Options	10,484,435	—	—	10,484,435
Investment of Cash Collateral For Securities Loaned	—	57,515,683	—	57,515,683
Total	$2,111,751,706	$514,893,975	$—	$2,626,645,681
Liabilities:
Exchange-Traded Written Options	$351,523	$—	$—	$351,523
Total	$351,523	$—	$—	$351,523
	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$444,773	$—	$—	$444,773
Common Stocks	18,956,326	112,647	—	19,068,973
Exchange-Traded Funds	419,847	—	—	419,847
Investment of Cash Collateral For Securities Loaned	—	716,183	—	716,183
Total	$19,820,946	$828,830	$—	$20,649,776
	SELECT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$52,642,076	$—	$—	$52,642,076
Investment of Cash Collateral For Securities Loaned	—	694,946	—	694,946
Total	$52,642,076	$694,946	$—	$53,337,022
	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$58,829,349	$172,333,037	$—	$231,162,386
Warrant	—	—	—	—
Convertible Bond	—	4,361,728	—	4,361,728
Exchange-Traded Purchased Options	1,613,273	—	—	1,613,273
Investment of Cash Collateral For Securities Loaned	—	15,468,354	—	15,468,354
Forward Foreign Currency Contracts	—	996,125	—	996,125
Total	$60,442,622	$193,159,244	$—	$253,601,866
Liabilities:
Forward Foreign Currency Contracts	$—	$183,704	$—	$183,704
Total	$—	$183,704	$—	$183,704

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Notes to Financial Statements (Unaudited)

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$66,076,651	$—	$66,076,651
Common Stocks	72,559,049	216,923,027	—	289,482,076
Exchange-Traded Purchased Options	6,823,861	—	—	6,823,861
Investment of Cash Collateral For Securities Loaned	—	14,093,979	—	14,093,979
Forward Foreign Currency Contracts	—	378,788	—	378,788
Total	$79,382,910	$297,472,445	$—	$376,855,355
Liabilities:
Forward Foreign Currency Contracts	$—	$221,919	$—	$221,919
Total	$—	$221,919	$—	$221,919
	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$84,471,331	$39,689,143	$—	$124,160,474
Convertible Preferred Stock	1,411,188	—	—	1,411,188
Convertible Bond	—	1,908,256	—	1,908,256
Exchange-Traded Purchased Options	475,802	—	—	475,802
Investment of Cash Collateral For Securities Loaned	—	3,568,861	—	3,568,861
Total	$86,358,321	$45,166,260	$—	$131,524,581
Liabilities:
Forward Foreign Currency Contracts	$—	$38,808	$—	$38,808
Total	$—	$38,808	$—	$38,808
	GLOBAL OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$81,779,252	$—	$81,779,252
U.S. Government and Agency Securities	—	7,901,585	—	7,901,585
Convertible Preferred Stock	6,659,300	—	—	6,659,300
Common Stocks	111,489,483	47,252,914	—	158,742,397
Exchange-Traded Purchased Options	1,594,366	—	—	1,594,366
Investment of Cash Collateral For Securities Loaned	—	11,248,883	—	11,248,883
Total	$119,743,149	$148,182,634	$—	$267,925,783
Liabilities:
Forward Foreign Currency Contracts	$—	$92,080	$—	$92,080
Total	$—	$92,080	$—	$92,080

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Notes to Financial Statements (Unaudited)

	INTERNATIONAL SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$751,281	$4,728,293	$—	$5,479,574
Exchange-Traded Purchased Options	2,872	—	—	2,872
Forward Foreign Currency Contracts	—	24,939	—	24,939
Total	$754,153	$4,753,232	$—	$5,507,385
Liabilities:
Forward Foreign Currency Contracts	$—	$2,006	$—	$2,006
Total	$—	$2,006	$—	$2,006
	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,679,248	$—	$13,679,248
Bank Loans	—	1,283,288	—	1,283,288
U.S. Government and Agency Securities	—	12,743,074	—	12,743,074
Residential Mortgage Backed Security	—	92,850	—	92,850
Asset Backed Securities	—	1,263,269	—	1,263,269
Investment of Cash Collateral For Securities Loaned	—	890,533	—	890,533
Futures Contracts	33,111	—	—	33,111
Total	$33,111	$29,952,262	$—	$29,985,373
	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$96,581	$—	$96,581
Corporate Bonds	—	27,482,598	—	27,482,598
Bank Loans	—	5,644,757	—	5,644,757
Common Stocks	229,513	—	—	229,513
Warrants	1	—	—	1
Preferred Stocks	100,676	—	—	100,676
Investment of Cash Collateral For Securities Loaned	—	2,397,333	—	2,397,333
Total	$330,190	$35,621,269	$—	$35,951,459

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Notes to Financial Statements (Unaudited)

	SHORT-TERM BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$217,781,671	$—	$217,781,671
U.S. Government and Agency Securities	—	21,820,784	—	21,820,784
Sovereign Bonds	—	6,219,154	—	6,219,154
Bank Loans	—	34,810,147	—	34,810,147
Asset Backed Securities	—	78,665,845	—	78,665,845
Municipal Obligations	—	12,190,175	—	12,190,175
Residential Mortgage Backed Securities	—	4,705,626	—	4,705,626
Investment of Cash Collateral For Securities Loaned	—	9,673,985	—	9,673,985
Futures Contracts	331,111	—	—	331,111
Total	$331,111	$385,867,387	$—	$386,198,498

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund's assets and liabilities during the period ended April 30, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of April 30, 2025
Common Stocks	$—	$—	$—	$—	$—	$—	$14,462,500	$—	$14,462,500	$—
Rights	277,808	—	—	—	—	—	—	—	277,808	—
Total	$277,808	$—	$—	$—	$—	$—	$14,462,500	$—	$14,740,308	$—

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund's assets and liabilities during the period ended April 30, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of April 30, 2025
Common Stocks	$—	$—	$—	$—	$—	$—	$92,213	$—	$92,213	$—
Rights	755	—	—	—	—	—	—	—	755	—
Total	$755	$—	$—	$—	$—	$—	$92,213	$—	$92,968	$—

As of April 30, 2025, Level 3 investments were valued at corporate action indicated prices or unadjusted pricing quotes obtained from dealers.

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Notes to Financial Statements (Unaudited)

Note 9 – Capital Share Transactions

The following table summarizes the activity in capital shares of the Funds for the Six Months ended April 30, 2025:

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	6,532,005	$99,395,363	124,161	$2,151,780	554,432	$9,079,143
Shares issued as reinvestment of distributions	559,420	8,465,842	3,189	55,544	259,642	4,130,897
Less shares redeemed	(11,098,605)	(168,845,455)	(358,223)	(6,166,651)	(732,962)	(12,068,055)
Net increase (decrease)	(4,007,180)	$(60,984,250)	(230,873)	$(3,959,327)	81,112	$1,141,985
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	909,467	$13,905,030	66,297	$1,110,170	80,728	$1,250,943
Shares issued as reinvestment of distributions	101,964	1,550,866	292	4,927	123,154	1,855,926
Less shares redeemed	(1,706,615)	(26,109,783)	(29,376)	(491,373)	(338,597)	(5,203,927)
Net increase (decrease)	(695,184)	$(10,653,887)	37,213	$623,724	(134,715)	$(2,097,058)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	137,853,065	$2,070,480,316	5,371,405	$92,643,024	7,119,004	$118,453,199
Shares issued as reinvestment of distributions	10,165,179	151,864,067	116,184	2,023,440	3,715,602	60,006,976
Less shares redeemed	(129,396,886)	(1,943,971,537)	(4,928,500)	(84,535,352)	(10,045,394)	(166,672,624)
Net increase (decrease)	18,621,358	$278,372,846	559,089	$10,131,112	789,212	$11,787,551
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	19,468,747	$293,910,419	—	$—	—	$—
Shares issued as reinvestment of distributions	131,024	1,956,936	—	—	—	—
Less shares redeemed	(3,604,675)	(54,137,089)	—	—	—	—
Net increase (decrease)	15,995,096	$241,730,266	—	$—	—	$—

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Notes to Financial Statements (Unaudited)

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	15	$148	261,604	$5,741,024	19,315	$236,665
Shares issued as reinvestment of distributions	336	3,252	104,118	2,270,861	—	—
Less shares redeemed	(200)	(1,996)	(1,387,083)	(30,124,952)	(67,471)	(831,306)
Net increase (decrease)	151	$1,404	(1,021,361)	$(22,113,067)	(48,156)	$(594,641)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	36,053	$768,102	1,653	$19,158
Shares issued as reinvestment of distributions	200	1,945	9,889	209,449	—	—
Less shares redeemed	—	—	(253,583)	(5,329,737)	(6,803)	(79,622)
Net increase (decrease)	200	$1,945	(207,641)	$(4,352,186)	(5,150)	$(60,464)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	979	$10,003	3,344,239	$62,267,083	920,162	$11,428,614
Shares issued as reinvestment of distributions	5,681	55,048	433,345	8,023,882	—	—
Less shares redeemed	(12,698)	(125,996)	(6,618,754)	(120,085,073)	(793,544)	(9,848,211)
Net increase (decrease)	(6,038)	$(60,945)	(2,841,170)	$(49,794,108)	126,618	$1,580,403
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

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Notes to Financial Statements (Unaudited)

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	130,326	$4,847,631	13,065	$199,495	303,408	$13,377,904
Shares issued as reinvestment of distributions	18,255	667,937	681	10,262	1,573,431	71,386,547
Less shares redeemed	(195,597)	(7,279,538)	(8,061)	(109,164)	(1,812,162)	(79,205,984)
Net increase (decrease)	(47,016)	$(1,763,970)	5,685	$100,593	64,677	$5,558,467
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	34,900	$1,300,871	—	$—	78,353	$1,051,489
Shares issued as reinvestment of distributions	2,882	106,506	—	—	134,222	1,920,722
Less shares redeemed	(22,932)	(836,428)	—	—	(149,899)	(2,159,975)
Net increase (decrease)	14,850	$570,949	—	$—	62,676	$812,236
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,372,615	$128,841,802	560,206	$8,364,676	157,846	$11,219,648
Shares issued as reinvestment of distributions	237,113	9,007,924	49,207	751,396	208,814	15,053,427
Less shares redeemed	(2,659,148)	(93,974,010)	(112,389)	(1,540,045)	(265,739)	(18,441,725)
Net increase (decrease)	950,580	$43,875,716	497,024	$7,576,027	100,921	$7,831,350
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	16,369	$612,873	405	$6,194	—	$—
Shares issued as reinvestment of distributions	20,398	778,825	995	15,203	—	—
Less shares redeemed	(49,779)	(1,939,615)	—	(1)	—	—
Net increase (decrease)	(13,012)	$(547,917)	1,400	$21,396	—	$—

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Notes to Financial Statements (Unaudited)

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	650,981	$31,870,623	19,815	$377,439	24,313	$534,200
Shares issued as reinvestment of distributions	1,144,947	56,491,680	9,238	178,113	46,037	993,472
Less shares redeemed	(2,113,230)	(102,923,683)	(28,059)	(532,656)	(53,148)	(1,156,047)
Net increase (decrease)	(317,302)	$(14,561,380)	994	$22,896	17,202	$371,625
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	247,303	$12,046,816	8,626	$152,103	1,674	$26,592
Shares issued as reinvestment of distributions	93,535	4,623,442	4,066	73,439	1,749	30,129
Less shares redeemed	(219,858)	(10,636,801)	(7,553)	(132,682)	(725)	(13,036)
Net increase (decrease)	120,980	$6,033,457	5,139	$92,860	2,698	$43,685
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,194,350	$101,967,595	92,815	$1,780,258	16,758	$388,685
Shares issued as reinvestment of distributions	1,351,327	63,066,449	14,838	287,860	129,816	2,933,848
Less shares redeemed	(2,683,833)	(122,503,987)	(88,770)	(1,703,249)	(67,082)	(1,519,329)
Net increase (decrease)	861,844	$42,530,057	18,883	$364,869	79,492	$1,803,204
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	114,068	$5,350,057	—	$—	—	$—
Shares issued as reinvestment of distributions	39,026	1,822,524	—	—	—	—
Less shares redeemed	(132,515)	(6,281,717)	—	—	—	—
Net increase (decrease)	20,579	$890,864	—	$—	—	$—

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Notes to Financial Statements (Unaudited)

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	135,365	$2,840,559	99,129	$1,873,164	79,006	$1,324,552
Shares issued as reinvestment of distributions	98,358	2,015,346	—	—	126,694	2,133,527
Less shares redeemed	(280,853)	(5,869,639)	(360,716)	(6,885,604)	(159,807)	(2,726,461)
Net increase (decrease)	(47,130)	$(1,013,734)	(261,587)	$(5,012,440)	45,893	$731,618
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	789	$13,602	5,869	$104,840	11,867	$156,199
Shares issued as reinvestment of distributions	4,483	74,590	—	—	11,024	143,418
Less shares redeemed	(10,168)	(175,007)	(28,051)	(492,882)	(12,662)	(165,769)
Net increase (decrease)	(4,896)	$(86,815)	(22,182)	$(388,042)	10,229	$133,848
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,192,444	$26,045,317	1,892,941	$36,464,212	1,429,032	$25,106,044
Shares issued as reinvestment of distributions	362,534	7,794,489	—	—	473,675	8,469,313
Less shares redeemed	(1,375,411)	(28,899,543)	(2,563,212)	(48,628,337)	(1,583,855)	(27,942,427)
Net increase (decrease)	179,567	$4,940,263	(670,271)	$(12,164,125)	318,852	$5,632,930
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	170,576	$3,763,256	—	$—	9,712	$186,255
Shares issued as reinvestment of distributions	10,697	232,875	—	—	1,079	19,318
Less shares redeemed	(78,583)	(1,771,504)	—	—	(33)	(550)
Net increase (decrease)	102,690	$2,224,627	—	$—	10,758	$205,023

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Notes to Financial Statements (Unaudited)

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	286,076	$3,466,211	4,968	$49,124	26,981	$241,566
Shares issued as reinvestment of distributions	543,951	6,695,446	—	—	20,015	179,211
Less shares redeemed	(873,646)	(10,626,620)	(21,015)	(208,313)	(243,371)	(2,167,757)
Net increase (decrease)	(43,619)	$(464,963)	(16,047)	$(159,189)	(196,375)	$(1,746,980)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	142,982	$1,475,745	—	$—	13,763	$123,772
Shares issued as reinvestment of distributions	106,417	1,080,132	—	—	387	3,465
Less shares redeemed	(118,249)	(1,181,056)	—	—	(190)	(1,699)
Net increase (decrease)	131,150	$1,374,821	—	$—	13,960	$125,538
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,151,092	$28,135,798	14,393	$142,310	265,581	$2,371,260
Shares issued as reinvestment of distributions	978,109	12,583,741	—	—	42,649	382,151
Less shares redeemed	(2,923,642)	(37,376,053)	(3,811)	(37,433)	(193,705)	(1,727,209)
Net increase (decrease)	205,559	$3,343,486	10,582	$104,877	114,525	$1,026,202
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—
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Notes to Financial Statements (Unaudited)

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
Class A	Shares	Dollars	Shares	Dollars
Shares sold	101,228	$792,247	66,606	$635,226
Shares issued as reinvestment of distributions	111,068	863,185	8,422	80,381
Less shares redeemed	(353,584)	(2,755,574)	(66,048)	(628,712)
Net increase (decrease)	(141,288)	$(1,100,142)	8,980	$86,895
Class C	Shares	Dollars	Shares	Dollars
Shares sold	2,080	$17,487	—	$—
Shares issued as reinvestment of distributions	1,203	10,089	—	—
Less shares redeemed	(3,672)	(31,026)	—	—
Net increase (decrease)	(389)	$(3,450)	—	$—
Class I	Shares	Dollars	Shares	Dollars
Shares sold	100,126	$786,855	3,258,333	$30,970,091
Shares issued as reinvestment of distributions	37,343	290,465	90,286	861,207
Less shares redeemed	(244,220)	(1,909,462)	(1,496,753)	(14,241,235)
Net increase (decrease)	(106,751)	$(832,142)	1,851,866	$17,590,063
Class R6	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The following table summarizes the activity in capital shares of the Funds for the Year ended October 31, 2024.

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	11,368,786	$167,482,208	595,280	$9,557,857	856,803	$13,905,977
Shares issued as reinvestment of distributions	2,941,311	42,399,266	6,331	96,279	71,750	1,125,719
Less shares redeemed	(23,129,575)	(340,654,222)	(591,133)	(9,507,009)	(1,338,392)	(22,046,219)
Net increase (decrease)	(8,819,478)	$(130,772,748)	10,478	$147,127	(409,839)	$(7,014,523)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,201,706	$17,803,540	155,026	$2,398,053	176,657	$2,726,879
Shares issued as reinvestment of distributions	647,553	9,368,390	1,138	16,679	21,268	317,274
Less shares redeemed	(4,886,185)	(72,366,089)	(70,739)	(1,118,089)	(483,837)	(7,459,169)
Net increase (decrease)	(3,036,926)	$(45,194,159)	85,425	$1,296,643	(285,912)	$(4,415,016)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	244,219,814	$3,549,871,204	11,578,134	$183,422,589	13,916,154	$231,314,374
Shares issued as reinvestment of distributions	42,717,952	608,398,454	222,318	3,455,101	1,005,365	16,004,859
Less shares redeemed	(232,294,639)	(3,375,835,457)	(10,815,240)	(171,909,014)	(15,494,450)	(256,151,626)
Net increase (decrease)	54,643,127	$782,434,201	985,212	$14,968,676	(572,931)	$(8,832,393)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,856,395	$130,102,966	—	$—	—	$—
Shares issued as reinvestment of distributions	286,413	4,083,684	—	—	—	—
Less shares redeemed	(1,776,626)	(25,618,179)	—	—	—	—
Net increase (decrease)	7,366,182	$108,568,471	—	$—	—	$—

www.calamos.com

Notes to Financial Statements (Unaudited)

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	7,178	$72,668	654,702	$13,130,529	76,033	$844,618
Shares issued as reinvestment of distributions	83	864	225,728	4,521,836	—	—
Less shares redeemed	(4,901)	(48,271)	(2,691,213)	(54,153,118)	(243,769)	(2,750,275)
Net increase (decrease)	2,360	$25,261	(1,810,783)	$(36,500,753)	(167,736)	$(1,905,657)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	85,536	$1,652,466	12,942	$134,945
Shares issued as reinvestment of distributions	43	440	23,655	457,259	—	—
Less shares redeemed	—	—	(492,824)	(9,555,893)	(102,783)	(1,075,359)
Net increase (decrease)	43	$440	(383,633)	$(7,446,168)	(89,841)	$(940,414)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,524	$84,198	8,920,798	$153,127,130	1,861,460	$21,027,856
Shares issued as reinvestment of distributions	1,134	11,740	849,883	14,538,858	—	—
Less shares redeemed	(13,143)	(130,321)	(13,338,030)	(228,106,900)	(3,003,491)	(33,422,219)
Net increase (decrease)	(3,485)	$(34,383)	(3,567,349)	$(60,440,912)	(1,142,031)	$(12,394,363)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	226,875	$6,601,344	6,754	$76,739	416,659	$16,323,128
Shares issued as reinvestment of distributions	—	—	—	—	1,163,676	41,543,231
Less shares redeemed	(259,377)	(7,731,742)	(23,393)	(254,642)	(3,680,199)	(147,279,733)
Net increase (decrease)	(32,502)	$(1,130,398)	(16,639)	$(177,903)	(2,099,864)	$(89,413,374)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	22,458	$685,113	—	$—	55,287	$787,442
Shares issued as reinvestment of distributions	—	—	—	—	90,713	1,165,660
Less shares redeemed	(39,599)	(1,170,011)	—	—	(234,543)	(3,335,751)
Net increase (decrease)	(17,141)	$(484,898)	—	$—	(88,543)	$(1,382,649)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,665,563	$86,190,124	157,573	$2,005,298	222,825	$13,846,062
Shares issued as reinvestment of distributions	—	—	—	—	149,020	8,240,800
Less shares redeemed	(3,032,566)	(88,415,980)	(58,189)	(742,766)	(505,487)	(30,495,367)
Net increase (decrease)	(367,003)	$(2,225,856)	99,384	$1,262,532	(133,642)	$(8,408,505)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	50,330	$1,436,235	866	$10,001	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(301,711)	(10,321,908)	—	—	—	—
Net increase (decrease)	(251,381)	$(8,885,673)	866	$10,001	—	$—

www.calamos.com

Notes to Financial Statements (Unaudited)

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,196,840	$53,770,975	31,398	$527,087	12,171	$244,172
Shares issued as reinvestment of distributions	1,108,920	47,079,608	15,751	246,667	26,877	492,652
Less shares redeemed	(4,019,619)	(181,990,971)	(28,402)	(491,497)	(76,256)	(1,546,475)
Net increase (decrease)	(1,713,859)	$(81,140,388)	18,747	$282,257	(37,208)	$(809,651)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	572,048	$25,837,177	4,202	$65,764	11,757	$202,573
Shares issued as reinvestment of distributions	73,475	3,110,927	7,386	109,241	424	6,362
Less shares redeemed	(497,390)	(22,785,411)	(28,791)	(474,497)	(1,384)	(21,691)
Net increase (decrease)	148,133	$6,162,693	(17,203)	$(299,492)	10,797	$187,244
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	5,209,507	$222,844,217	113,210	$1,915,917	80,149	$1,618,912
Shares issued as reinvestment of distributions	1,220,248	49,386,403	22,783	358,151	72,425	1,384,771
Less shares redeemed	(4,584,988)	(197,057,096)	(86,107)	(1,479,247)	(162,127)	(3,276,757)
Net increase (decrease)	1,844,767	$75,173,524	49,886	$794,821	(9,553)	$(273,074)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	175,394	$7,801,153	—	$—	—	$—
Shares issued as reinvestment of distributions	35,155	1,424,653	—	—	—	—
Less shares redeemed	(152,704)	(6,705,897)	—	—	—	—
Net increase (decrease)	57,845	$2,519,909	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	168,322	$3,510,832	443,105	$8,201,986	203,859	$3,488,341
Shares issued as reinvestment of distributions	938	17,518	6,778	111,021	—	—
Less shares redeemed	(437,964)	(9,068,919)	(767,354)	(13,892,405)	(276,914)	(4,530,450)
Net increase (decrease)	(268,704)	$(5,540,569)	(317,471)	$(5,579,398)	(73,055)	$(1,042,109)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	4,866	$80,675	56,428	$973,650	46,185	$619,223
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(23,942)	(397,299)	(137,214)	(2,202,197)	(18,495)	(232,881)
Net increase (decrease)	(19,076)	$(316,624)	(80,786)	$(1,228,547)	27,690	$386,342
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,803,714	$38,296,503	3,930,692	$71,293,442	1,853,759	$32,503,834
Shares issued as reinvestment of distributions	24,080	469,792	107,538	1,776,534	4,894	70,910
Less shares redeemed	(2,137,486)	(45,196,763)	(7,680,617)	(134,631,638)	(1,464,274)	(25,382,223)
Net increase (decrease)	(309,692)	$(6,430,468)	(3,642,387)	$(61,561,662)	394,379	$7,192,521
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	128,939	$2,800,691	—	$—	3,673	$57,025
Shares issued as reinvestment of distributions	1,111	21,914	—	—	13	193
Less shares redeemed	(136,127)	(3,058,301)	—	—	(6,745)	(99,281)
Net increase (decrease)	(6,077)	$(235,696)	—	$—	(3,059)	$(42,063)

www.calamos.com

Notes to Financial Statements (Unaudited)

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	369,156	$4,443,660	43,751	$449,013	148,915	$1,361,852
Shares issued as reinvestment of distributions	35,355	403,190	—	—	45,261	404,288
Less shares redeemed	(1,359,822)	(15,966,735)	(2,933)	(29,250)	(313,951)	(2,810,577)
Net increase (decrease)	(955,311)	$(11,119,885)	40,818	$419,763	(119,775)	$(1,044,437)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	416,328	$4,123,652	—	$—	4,236	$37,432
Shares issued as reinvestment of distributions	1,484	13,121	—	—	895	7,985
Less shares redeemed	(207,710)	(1,961,991)	—	—	(21,344)	(187,072)
Net increase (decrease)	210,102	$2,174,782	—	$—	(16,213)	$(141,655)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,749,569	$47,649,747	227,970	$2,290,708	1,920,946	$17,339,238
Shares issued as reinvestment of distributions	75,066	914,397	—	—	112,618	1,004,378
Less shares redeemed	(2,124,646)	(26,159,466)	(9,140)	(95,316)	(2,260,628)	(19,825,770)
Net increase (decrease)	1,699,989	$22,404,678	218,830	$2,195,392	(227,064)	$(1,482,154)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
Class A	Shares	Dollars	Shares	Dollars
Shares sold	176,799	$1,365,012	67,362	$638,645
Shares issued as reinvestment of distributions	214,152	1,641,875	17,501	166,016
Less shares redeemed	(359,668)	(2,762,597)	(62,207)	(588,356)
Net increase (decrease)	31,283	$244,290	22,656	$216,305
Class C	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	2,644	21,765	—	—
Less shares redeemed	(14,220)	(117,863)	—	—
Net increase (decrease)	(11,576)	$(96,098)	—	$—
Class I	Shares	Dollars	Shares	Dollars
Shares sold	632,522	$4,769,922	930,072	$8,824,824
Shares issued as reinvestment of distributions	72,400	555,457	143,369	1,358,530
Less shares redeemed	(566,221)	(4,262,179)	(1,019,289)	(9,680,929)
Net increase (decrease)	138,701	$1,063,200	54,152	$502,425
Class R6	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

www.calamos.com

The Funds

Fund	Class A	Class C	Class I	Class R6
Calamos Market Neutral Income Fund	CVSIX	CVSCX	CMNIX	CVSOX
Calamos Hedged Equity Fund	CAHEX	CCHEX	CIHEX
Calamos Phineus Long/Short Fund	CPLSX	CPCLX	CPLIX
Calamos Merger Arbitrage Fund	CMRAX	CMRCX	CMRGX
Calamos Convertible Fund	CCVIX	CCVCX	CICVX
Calamos Global Convertible Fund	CAGCX	CCGCX	CXGCX
Calamos Timpani Small Cap Growth Fund	CTASX	CTCSX	CTSIX	CTSOX
Calamos Timpani SMID Growth Fund	CTAGX		CTIGX	CTOGX
Calamos Growth Fund	CVGRX	CVGCX	CGRIX
Calamos Growth and Income Fund	CVTRX	CVTCX	CGIIX	CGIOX
Calamos Dividend Growth Fund	CADVX	CCDVX	CIDVX
Calamos Select Fund	CVAAX	CVACX	CVAIX
Calamos International Growth Fund	CIGRX	CIGCX	CIGIX	CIGOX
Calamos Evolving World Growth Fund	CNWGX	CNWDX	CNWIX
Calamos Global Equity Fund	CAGEX	CCGEX	CIGEX	CGEOX
Calamos Global Opportunities Fund	CVLOX	CVLCX	CGCIX
Calamos International Small Cap Growth Fund	CAISX	CCISX	CSGIX	CISOX
Calamos Total Return Bond Fund	CTRAX	CTRCX	CTRIX
Calamos High Income Opportunities Fund	CHYDX	CCHYX	CIHYX
Calamos Short-Term Bond Fund	CSTBX		CSTIX

www.calamos.com
1

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos Investment Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statements of assets and liabilities, including the schedules of investments, of Calamos Investment Trust comprising the Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Merger Arbitrage Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Dividend Growth Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos International Small Cap Growth Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund, (the "Funds") as of April 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the six month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated December 18, 2024, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

Individual Fund Comprising the Calamos Investment Trust	Statement of Changes in Net Assets	Financial Highlights

Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Dividend Growth Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund

	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and 2020
Calamos International Small Cap Growth Fund	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024 and 2023, and the period from March 31, 2022 (commencement of operations) through October 31, 2022
Calamos Merger Arbitrage Fund	For the year ended October 31, 2024 and the period from September 29, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024, and the period from September 29, 2023 (commencement of operations) through October 31, 2023

Basis for Review Results

This interim financial information is the responsibility of the Funds' management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

June 23, 2025

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

www.calamos.com

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr., the trustee who is an “interested person” of the Calamos Investment Trust, does not receive remuneration for services provided to the Calamos Investment Trust.

2.           Not applicable.

3.           Mark J. Mickey, Chief Compliance Officer of the Calamos Investment Trust, is the only officer who receives compensation from the Calamos Investment Trust. Aggregate remuneration paid to Mr. Mickey by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2025